UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2014

This report on Form N-CSR relates solely to the Registrant's Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Series Growth Opportunities Fund, Fidelity Advisor Series Small Cap Fund, Fidelity Advisor Stock Selector Mid Cap Fund, and Fidelity Advisor Value Strategies Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Dividend Growth

Fund - Institutional Class

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.91%
Actual		$ 1,000.00	$ 1,061.20	$ 4.68
HypotheticalA		$ 1,000.00	$ 1,020.39	$ 4.58
Class T	1.15%
Actual		$ 1,000.00	$ 1,059.90	$ 5.91
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.75%
Actual		$ 1,000.00	$ 1,057.20	$ 8.98
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Class C	1.66%
Actual		$ 1,000.00	$ 1,056.70	$ 8.51
HypotheticalA		$ 1,000.00	$ 1,016.65	$ 8.35
Institutional Class	.66%
Actual		$ 1,000.00	$ 1,062.60	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.64	$ 3.33
Class Z	.49%
Actual		$ 1,000.00	$ 1,063.50	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.49	$ 2.47

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	3.2
Microsoft Corp.	2.5	1.8
Johnson & Johnson	2.4	0.8
Wells Fargo & Co.	2.4	1.4
JPMorgan Chase & Co.	2.3	1.8
Chevron Corp.	2.1	0.0
Verizon Communications, Inc.	1.9	0.0
Exxon Mobil Corp.	1.9	0.0
Merck & Co., Inc.	1.7	0.0
Oracle Corp.	1.7	0.8
	22.9
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.4	17.9
Financials	15.7	15.5
Health Care	13.8	13.4
Consumer Discretionary	11.1	14.2
Consumer Staples	10.3	10.1
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks and Equity Futures 97.3%		Stocks 98.6%
	Convertible Securities 0.2%		Convertible Securities 0.3%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	13.8%	** Foreign investments	18.1%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.8%
Johnson Controls, Inc.	174,917	$ 8,459
Diversified Consumer Services - 0.5%
H&R Block, Inc.	193,564	5,764
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	205,000	5,408
Bloomin' Brands, Inc. (a)	19,763	412
Brinker International, Inc.	152,028	7,548
Darden Restaurants, Inc.	92,700	4,646
Sonic Corp. (a)	84,206	1,751
Wyndham Worldwide Corp.	42,252	3,124
		22,889
Household Durables - 0.5%
Taylor Wimpey PLC	2,815,664	5,111
Media - 4.1%
Altice S.A.	44,800	3,255
Atresmedia Corporacion de Medios de Comunicacion SA	232,299	3,654
CBS Corp. Class B	120,702	7,195
Comcast Corp. Class A	310,925	16,230
DISH Network Corp. Class A (a)	32,900	1,930
MDC Partners, Inc. Class A (sub. vtg.)	132,201	2,779
Time Warner, Inc.	119,881	8,371
		43,414
Specialty Retail - 1.8%
AutoZone, Inc. (a)	16,600	8,840
Foot Locker, Inc.	105,791	5,097
GameStop Corp. Class A	129,200	4,890
Staples, Inc.	13,411	151
		18,978
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	78,185	6,013
VF Corp.	106,300	6,699
		12,712
TOTAL CONSUMER DISCRETIONARY		117,327
CONSUMER STAPLES - 10.3%
Beverages - 3.7%
Anheuser-Busch InBev SA NV	25,500	2,800
Dr. Pepper Snapple Group, Inc.	155,611	8,979
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	136,800	$ 12,084
The Coca-Cola Co.	367,910	15,051
		38,914
Food & Staples Retailing - 2.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	131,500	3,570
Kroger Co.	217,360	10,377
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	60,793	2,942
Walgreen Co.	143,523	10,321
		27,210
Food Products - 1.2%
Archer Daniels Midland Co.	120,820	5,430
Bunge Ltd.	36,660	2,849
Greencore Group PLC	823,505	4,022
Hilton Food Group PLC	74,631	646
		12,947
Household Products - 0.0%
Svenska Cellulosa AB (SCA) (B Shares)	20,900	582
Tobacco - 2.8%
British American Tobacco PLC (United Kingdom)	212,157	12,846
Japan Tobacco, Inc.	238,300	8,095
Lorillard, Inc.	135,754	8,440
		29,381
TOTAL CONSUMER STAPLES		109,034
ENERGY - 9.5%
Energy Equipment & Services - 0.6%
National Oilwell Varco, Inc.	70,886	5,803
Oil, Gas & Consumable Fuels - 8.9%
Access Midstream Partners LP	114,871	7,236
Chevron Corp.	181,690	22,310
ConocoPhillips Co.	191,673	15,322
Emerald Oil, Inc. warrants 2/4/16 (a)	16,536	0
EQT Midstream Partners LP	61,300	5,035
Exxon Mobil Corp.	202,188	20,326
MPLX LP	106,108	6,065
Northern Oil & Gas, Inc. (a)	231,694	3,533
Phillips 66 Partners LP	72,745	4,405
PrairieSky Royalty Ltd.	111,000	3,711
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	134,380	$ 5,172
TAG Oil Ltd. (a)	473,900	1,128
TAG Oil Ltd. (a)(f)	15,900	38
		94,281
TOTAL ENERGY		100,084
FINANCIALS - 15.6%
Banks - 10.2%
Bank of America Corp.	1,144,003	17,320
Citigroup, Inc.	286,523	13,630
JPMorgan Chase & Co.	445,993	24,784
Nordea Bank AB	584,597	8,622
SunTrust Banks, Inc.	139,900	5,361
U.S. Bancorp	322,117	13,590
Wells Fargo & Co.	495,190	25,146
		108,453
Capital Markets - 1.2%
BlackRock, Inc. Class A	14,719	4,488
Carlyle Group LP	26,800	830
Fortress Investment Group LLC	146,000	1,037
Monex Group, Inc.	595,800	2,017
The Blackstone Group LP	147,790	4,593
		12,965
Consumer Finance - 1.0%
Capital One Financial Corp.	130,482	10,294
Diversified Financial Services - 0.7%
McGraw Hill Financial, Inc.	87,567	7,160
Insurance - 2.3%
Allied World Assurance Co. Holdings Ltd.	203,364	7,626
Aspen Insurance Holdings Ltd.	120,040	5,516
Reinsurance Group of America, Inc.	45,740	3,575
The Travelers Companies, Inc.	78,762	7,360
		24,077
Thrifts & Mortgage Finance - 0.2%
WSFS Financial Corp.	31,561	2,144
TOTAL FINANCIALS		165,093
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.8%
Biotechnology - 2.6%
Amgen, Inc.	143,637	$ 16,660
Gilead Sciences, Inc. (a)	134,462	10,920
		27,580
Health Care Equipment & Supplies - 1.5%
Covidien PLC	138,300	10,111
The Cooper Companies, Inc.	40,502	5,226
		15,337
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	135,842	9,595
McKesson Corp.	52,232	9,905
		19,500
Health Care Technology - 0.1%
CompuGroup Medical AG	46,600	1,257
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	106,200	6,047
Lonza Group AG	28,411	3,054
		9,101
Pharmaceuticals - 6.9%
AbbVie, Inc.	201,250	10,934
Astellas Pharma, Inc.	284,700	3,663
Horizon Pharma, Inc. warrants 9/25/17 (a)	109,700	1,072
Johnson & Johnson	252,602	25,629
Merck & Co., Inc.	315,600	18,261
Perrigo Co. PLC	37,882	5,235
Teva Pharmaceutical Industries Ltd. sponsored ADR	152,400	7,695
		72,489
TOTAL HEALTH CARE		145,264
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.9%
The Boeing Co.	101,700	13,755
United Technologies Corp.	150,401	17,480
		31,235
Air Freight & Logistics - 0.9%
FedEx Corp.	63,306	9,126
Airlines - 0.5%
Delta Air Lines, Inc.	133,600	5,332
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Generac Holdings, Inc.	59,506	$ 2,897
Industrial Conglomerates - 1.9%
Danaher Corp.	137,394	10,776
Roper Industries, Inc.	64,596	9,152
		19,928
Machinery - 0.3%
Manitowoc Co., Inc.	118,803	3,214
Professional Services - 0.5%
Dun & Bradstreet Corp.	53,766	5,551
Road & Rail - 1.3%
CSX Corp.	99,662	2,930
Union Pacific Corp.	54,815	10,923
		13,853
TOTAL INDUSTRIALS		91,136
INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 2.1%
Cisco Systems, Inc.	451,979	11,128
QUALCOMM, Inc.	137,878	11,092
		22,220
Electronic Equipment & Components - 0.6%
TE Connectivity Ltd.	114,443	6,805
Internet Software & Services - 2.4%
Google, Inc.:
Class A (a)	21,903	12,521
Class C (a)	21,903	12,287
		24,808
IT Services - 5.0%
Amdocs Ltd.	115,580	5,562
ASAC II LP (i)	298,480	4,256
Computer Sciences Corp.	68,411	4,302
Fidelity National Information Services, Inc.	161,998	8,772
MasterCard, Inc. Class A	111,320	8,510
Total System Services, Inc.	191,020	5,780
Visa, Inc. Class A	49,276	10,586
Xerox Corp.	373,303	4,610
		52,378
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.2%
MediaTek, Inc.	153,000	$ 2,481
Software - 5.2%
Activision Blizzard, Inc.	207,867	4,319
Comverse, Inc. (a)	113,340	2,805
Electronic Arts, Inc. (a)	109,986	3,864
Microsoft Corp.	639,263	26,171
Oracle Corp.	426,928	17,940
		55,099
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	66,232	41,923
EMC Corp.	328,500	8,725
		50,648
TOTAL INFORMATION TECHNOLOGY		214,439
MATERIALS - 2.5%
Chemicals - 2.3%
Cabot Corp.	71,756	4,058
Eastman Chemical Co.	42,347	3,738
LyondellBasell Industries NV Class A	63,926	6,365
Potash Corp. of Saskatchewan, Inc. (e)	186,600	6,772
W.R. Grace & Co. (a)	37,809	3,481
		24,414
Containers & Packaging - 0.2%
Nampak Ltd.	586,428	2,029
TOTAL MATERIALS		26,443
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	414,000	20,683
Verizon Communications, Inc. CDI	35,521	1,772
		22,455
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	31,600	1,085
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telephone & Data Systems, Inc.	58,858	$ 1,631
Vodafone Group PLC	736,711	2,583
		5,299
TOTAL TELECOMMUNICATION SERVICES		27,754
UTILITIES - 2.0%
Electric Utilities - 1.0%
Edison International	85,700	4,725
ITC Holdings Corp.	68,814	2,519
Xcel Energy, Inc.	119,364	3,672
		10,916
Multi-Utilities - 1.0%
CMS Energy Corp.	168,450	5,011
Sempra Energy	50,614	5,079
		10,090
TOTAL UTILITIES		21,006
TOTAL COMMON STOCKS (Cost $843,034)		1,017,580
Convertible Preferred Stocks - 0.1%

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Mobileye NV Series F (i) (Cost $1,144)	32,777	1,144
Convertible Bonds - 0.1%
	Principal Amount (000s) (d)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17	$ 791	645
Convertible Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc. 8% 6/1/16 (i)	$ 487	$ 712
TOTAL CONVERTIBLE BONDS (Cost $1,278)		1,357
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.03% 8/21/14 (h) (Cost $520)	520	520
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $1,305)	EUR	850	1,300
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	30,753,219	30,753
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	3,726,315	3,726
TOTAL MONEY MARKET FUNDS (Cost $34,479)		34,479
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $881,760)		1,056,380
NET OTHER ASSETS (LIABILITIES) - 0.0%		207
NET ASSETS - 100%		$ 1,056,587
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
113 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 10,856	$ 343

The face value of futures purchased as a percentage of net assets is 1%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,338,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $520,000.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,112,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 2,985
Aspen Aerogels, Inc. 8% 6/1/16	6/1/11 - 12/31/13	$ 488
Mobileye NV Series F	8/15/13	$ 1,144
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17
Fidelity Securities Lending Cash Central Fund	63
Total	$ 80
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 117,327	$ 117,327	$ -	$ -
Consumer Staples	109,034	85,293	23,741	-
Energy	100,084	100,084	-	-
Financials	165,093	163,076	2,017	-
Health Care	145,264	140,529	4,735	-
Industrials	91,136	91,136	-	-
Information Technology	215,583	210,183	-	5,400
Materials	26,443	26,443	-	-
Telecommunication Services	27,754	25,171	2,583	-
Utilities	21,006	21,006	-	-
Corporate Bonds	1,357	-	645	712
U.S. Government and Government Agency Obligations	520	-	520	-
Preferred Securities	1,300	-	1,300	-
Money Market Funds	34,479	34,479	-	-
Total Investments in Securities:	$ 1,056,380	$ 1,014,727	$ 35,541	$ 6,112
Derivative Instruments:
Assets
Futures Contracts	$ 343	$ 343	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 343	$ -
Total Value of Derivatives	$ 343	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.2%
Canada	2.2%
Ireland	2.0%
United Kingdom	1.9%
Switzerland	1.6%
Japan	1.4%
Israel	1.0%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,533) - See accompanying schedule: Unaffiliated issuers (cost $847,281)	$ 1,021,901
Fidelity Central Funds (cost $34,479)	34,479
Total Investments (cost $881,760)		$ 1,056,380
Cash		8
Receivable for investments sold		21,274
Receivable for fund shares sold		861
Dividends receivable		2,116
Interest receivable		16
Distributions receivable from Fidelity Central Funds		4
Receivable for daily variation margin for derivative instruments		20
Other receivables		3
Total assets		1,080,682

Liabilities
Payable for investments purchased	$ 18,335
Payable for fund shares redeemed	1,070
Accrued management fee	326
Distribution and service plan fees payable	380
Other affiliated payables	213
Other payables and accrued expenses	45
Collateral on securities loaned, at value	3,726
Total liabilities		24,095

Net Assets		$ 1,056,587
Net Assets consist of:
Paid in capital		$ 789,144
Undistributed net investment income		5,678
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		86,808
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		174,957
Net Assets		$ 1,056,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($369,439.64 ÷ 20,322.241 shares)	$ 18.18

Maximum offering price per share (100/94.25 of $18.18)	$ 19.29
Class T: Net Asset Value and redemption price per share ($384,621.04 ÷ 21,242.364 shares)	$ 18.11

Maximum offering price per share (100/96.50 of $18.11)	$ 18.77
Class B: Net Asset Value and offering price per share ($12,416.46 ÷ 709.270 shares)A	$ 17.51

Class C: Net Asset Value and offering price per share ($167,385.69 ÷ 9,579.022 shares)A	$ 17.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($122,609.22 ÷ 6,497.416 shares)	$ 18.87

Class Z: Net Asset Value, offering price and redemption price per share ($114.88 ÷ 6.087 shares)	$ 18.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 9,953
Special dividends		2,353
Interest		35
Income from Fidelity Central Funds		80
Total income		12,421

Expenses
Management fee Basic fee	$ 2,856
Performance adjustment	(916)
Transfer agent fees	1,102
Distribution and service plan fees	2,268
Accounting and security lending fees	172
Custodian fees and expenses	69
Independent trustees' compensation	2
Registration fees	82
Audit	32
Legal	3
Miscellaneous	4
Total expenses before reductions	5,674
Expense reductions	(11)	5,663
Net investment income (loss)		6,758
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,517
Foreign currency transactions	(58)
Futures contracts	863
Total net realized gain (loss)		91,322
Change in net unrealized appreciation (depreciation) on: Investment securities	(37,988)
Assets and liabilities in foreign currencies	(6)
Futures contracts	343
Total change in net unrealized appreciation (depreciation)		(37,651)
Net gain (loss)		53,671
Net increase (decrease) in net assets resulting from operations		$ 60,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,758	$ 6,658
Net realized gain (loss)	91,322	96,937
Change in net unrealized appreciation (depreciation)	(37,651)	145,253
Net increase (decrease) in net assets resulting from operations	60,429	248,848
Distributions to shareholders from net investment income	(4,242)	(5,093)
Distributions to shareholders from net realized gain	(420)	-
Total distributions	(4,662)	(5,093)
Share transactions - net increase (decrease)	(59,716)	(30,529)
Total increase (decrease) in net assets	(3,949)	213,226

Net Assets
Beginning of period	1,060,536	847,310
End of period (including undistributed net investment income of $5,678 and undistributed net investment income of $3,162, respectively)	$ 1,056,587	$ 1,060,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.23	$ 13.33	$ 11.45	$ 11.58	$ 9.95	$ 6.64
Income from Investment Operations
Net investment income (loss) E	.13 K	.13	.07	.02	.03H	.04
Net realized and unrealized gain (loss)	.92	3.87	1.81	(.09)	1.66	3.41
Total from investment operations	1.05	4.00	1.88	(.07)	1.69	3.45
Distributions from net investment income	(.09)	(.10)	-	-	(.02)	(.14)
Distributions from net realized gain	(.01)	-	-	(.06)	(.05)	-
Total distributions	(.10)	(.10)	-	(.06)	(.06)J	(.14)
Net asset value, end of period	$ 18.18	$ 17.23	$ 13.33	$ 11.45	$ 11.58	$ 9.95
Total ReturnB, C, D	6.12%	30.26%	16.42%	(.63)%	17.09%	52.97%
Ratios to Average Net Assets F, I
Expenses before reductions	.91%A	.98%	1.21%	1.36%	1.36%	1.08%
Expenses net of fee waivers, if any	.91%A	.98%	1.21%	1.33%	1.25%	1.08%
Expenses net of all reductions	.91%A	.97%	1.20%	1.33%	1.24%	1.08%
Net investment income (loss)	1.48%A,K	.87%	.53%	.16%	.24%H	.56%
Supplemental Data
Net assets, end of period (in millions)	$ 369	$ 369	$ 301	$ 295	$ 285	$ 240
Portfolio turnover rateG	141%A	70%	64%	68%	80%	88%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.06 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.045 per share. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.15	$ 13.26	$ 11.42	$ 11.55	$ 9.92	$ 6.60
Income from Investment Operations
Net investment income (loss) E	.11 L	.10	.04	(.01)	-H,J	.03
Net realized and unrealized gain (loss)	.91	3.86	1.80	(.09)	1.67	3.39
Total from investment operations	1.02	3.96	1.84	(.10)	1.67	3.42
Distributions from net investment income	(.06)	(.07)	-	-	-	(.10)
Distributions from net realized gain	(.01)	-	-	(.03)	(.04)	-
Total distributions	(.06)K	(.07)	-	(.03)	(.04)	(.10)
Net asset value, end of period	$ 18.11	$ 17.15	$ 13.26	$ 11.42	$ 11.55	$ 9.92
Total ReturnB, C, D	5.99%	30.05%	16.11%	(.90)%	16.88%	52.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.15%A	1.20%	1.42%	1.57%	1.57%	1.31%
Expenses net of fee waivers, if any	1.15%A	1.20%	1.42%	1.55%	1.50%	1.31%
Expenses net of all reductions	1.14%A	1.19%	1.42%	1.54%	1.49%	1.30%
Net investment income (loss)	1.25%A,L	.65%	.32%	(.06)%	(.01)%H	.34%
Supplemental Data
Net assets, end of period (in millions)	$ 385	$ 375	$ 304	$ 294	$ 322	$ 305
Portfolio turnover rateG	141%A	70%	64%	68%	80%	88%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.007 per share. LInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57	$ 12.82	$ 11.11	$ 11.26	$ 9.68	$ 6.42
Income from Investment Operations
Net investment income (loss) E	.05J	.01	(.03)	(.07)	(.05) H	(.01)
Net realized and unrealized gain (loss)	.90	3.74	1.74	(.08)	1.63	3.31
Total from investment operations	.95	3.75	1.71	(.15)	1.58	3.30
Distributions from net investment income	-	-	-	-	-	(.04)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.01)	-	-	-	-	(.04)
Net asset value, end of period	$ 17.51	$ 16.57	$ 12.82	$ 11.11	$ 11.26	$ 9.68
Total ReturnB, C, D	5.72%	29.25%	15.39%	(1.33)%	16.32%	51.61%
Ratios to Average Net Assets F, I
Expenses before reductions	1.75%A	1.79%	1.99%	2.14%	2.13%	1.81%
Expenses net of fee waivers, if any	1.75%A	1.79%	1.99%	2.09%	2.00%	1.81%
Expenses net of all reductions	1.74%A	1.78%	1.99%	2.09%	2.00%	1.80%
Net investment income (loss)	.65%A,J	.06%	(.25)%	(.61)%	(.51)%H	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 15	$ 17	$ 22	$ 43	$ 69
Portfolio turnover rateG	141%A	70%	64%	68%	80%	88%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.54	$ 12.79	$ 11.07	$ 11.22	$ 9.65	$ 6.41
Income from Investment Operations
Net investment income (loss) E	.06K	.02	(.02)	(.07)	(.05) H	(.01)
Net realized and unrealized gain (loss)	.88	3.73	1.74	(.08)	1.62	3.30
Total from investment operations	.94	3.75	1.72	(.15)	1.57	3.29
Distributions from net investment income	-	-J	-	-	-	(.05)
Distributions from net realized gain	(.01)	-	-	-	-J	-
Total distributions	(.01)	-J	-	-	-J	(.05)
Net asset value, end of period	$ 17.47	$ 16.54	$ 12.79	$ 11.07	$ 11.22	$ 9.65
Total ReturnB, C, D	5.67%	29.36%	15.54%	(1.34)%	16.31%	51.79%
Ratios to Average Net Assets F, I
Expenses before reductions	1.66%A	1.72%	1.94%	2.08%	2.08%	1.81%
Expenses net of fee waivers, if any	1.66%A	1.72%	1.94%	2.06%	2.00%	1.81%
Expenses net of all reductions	1.66%A	1.71%	1.93%	2.05%	1.99%	1.81%
Net investment income (loss)	.73%A,K	.13%	(.20)%	(.57)%	(.51)%H	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 167	$ 160	$ 123	$ 124	$ 129	$ 125
Portfolio turnover rateG	141%A	70%	64%	68%	80%	88%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. K Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .28%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.91	$ 13.86	$ 11.88	$ 12.00	$ 10.31	$ 6.73
Income from Investment Operations
Net investment income (loss) D	.16I	.18	.11	.06	.05G	.08
Net realized and unrealized gain (loss)	.95	4.02	1.87	(.09)	1.74	3.52
Total from investment operations	1.11	4.20	1.98	(.03)	1.79	3.60
Distributions from net investment income	(.14)	(.15)	-	(.02)	(.06)	(.02)
Distributions from net realized gain	(.01)	-	-	(.07)	(.04)	-
Total distributions	(.15)	(.15)	-	(.09)	(.10)	(.02)
Net asset value, end of period	$ 18.87	$ 17.91	$ 13.86	$ 11.88	$ 12.00	$ 10.31
Total ReturnB, C	6.26%	30.63%	16.67%	(.33)%	17.47%	53.57%
Ratios to Average Net Assets E, H
Expenses before reductions	.66%A	.70%	.91%	1.04%	1.03%	.70%
Expenses net of fee waivers, if any	.66%A	.70%	.91%	1.03%	1.00%	.70%
Expenses net of all reductions	.66%A	.69%	.90%	1.02%	.99%	.69%
Net investment income (loss)	1.74%A,I	1.15%	.83%	.46%	.49%G	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 123	$ 135	$ 103	$ 83	$ 73	$ 66
Portfolio turnover rateF	141%A	70%	64%	68%	80%	88%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2014	Year ended November 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.92	$ 16.59
Income from Investment Operations
Net investment income (loss) D	.17J	.06
Net realized and unrealized gain (loss)	.95	1.27
Total from investment operations	1.12	1.33
Distributions from net investment income	(.17)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.17)I	-
Net asset value, end of period	$ 18.87	$ 17.92
Total ReturnB, C	6.35%	8.02%
Ratios to Average Net Assets E, H
Expenses before reductions	.49%A	.54%A
Expenses net of fee waivers, if any	.49%A	.54%A
Expenses net of all reductions	.49%A	.52%A
Net investment income (loss)	1.91%A,J	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ -	$ 7
Portfolio turnover rateF	141%A	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to November 30, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.17 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.007 per share. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.45%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 184,521
Gross unrealized depreciation	(13,324)
Net unrealized appreciation (depreciation) on securities and other investments	$ 171,197
Tax cost	$ 885,183

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of eight hundred and sixty three dollars and a change in net unrealized appreciation (depreciation) of three hundred and forty three dollars related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $713,163 and $792,684, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P 500® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .37% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 454	$ 9
Class T	.25%	.25%	937	7
Class B	.75%	.25%	67	51
Class C	.75%	.25%	810	69
			$ 2,268	$ 136

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45
Class T	10
Class B*	4
Class C*	3
$ 62

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 399.22
Class T	378.20
Class B	20.30
Class C	177.22
Institutional Class	126.22
Class Z	2.05
	$ 1,102

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $15 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $63, including $3 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013 A
From net investment income
Class A	$ 1,902	$ 2,287
Class T	1,201	1,666
Class C	-	38
Institutional Class	1,071	1,102
Class Z	68	-
Total	$ 4,242	$ 5,093

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders - continued

	Six months ended May 31, 2014	Year ended November 30, 2013 A
From net realized gain
Class A	$ 147	$ -
Class T	152	-
Class B	6	-
Class C	68	-
Institutional Class	44	-
Class Z	3	-
Total	$ 420	$ -

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class A
Shares sold	1,400	3,250	$ 24,360	$ 49,173
Reinvestment of distributions	107	152	1,806	2,006
Shares redeemed	(2,583)	(4,572)	(45,054)	(69,790)
Net increase (decrease)	(1,076)	(1,170)	$ (18,888)	$ (18,611)
Class T
Shares sold	1,991	4,665	$ 34,556	$ 69,969
Reinvestment of distributions	77	122	1,302	1,600
Shares redeemed	(2,680)	(5,859)	(46,453)	(87,860)
Net increase (decrease)	(612)	(1,072)	$ (10,595)	$ (16,291)
Class B
Shares sold	23	81	$ 374	$ 1,199
Reinvestment of distributions	0 *	-	5	-
Shares redeemed	(202)	(486)	(3,384)	(7,004)
Net increase (decrease)	(179)	(405)	$ (3,005)	$ (5,805)
Class C
Shares sold	581	1,435	$ 9,731	$ 21,000
Reinvestment of distributions	3	3	58	32
Shares redeemed	(669)	(1,415)	(11,239)	(20,479)
Net increase (decrease)	(85)	23	$ (1,450)	$ 553
Institutional Class
Shares sold	896	1,599	$ 16,196	$ 25,325
Reinvestment of distributions	59	75	1,027	1,032
Shares redeemed	(2,009)	(1,526)	(35,555)	(24,057)
Net increase (decrease)	(1,054)	148	$ (18,332)	$ 2,300

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class Z
Shares sold	23	420	$ 420	$ 7,441
Reinvestment of distributions	4	-	71	-
Shares redeemed	(434)	(7)	(7,937)	(116)
Net increase (decrease)	(407)	413	$ (7,446)	$ 7,325

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

* Amount represents less than 1,000 shares.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADGFI-USAN-0714
1.786780.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Dividend Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.91%
Actual		$ 1,000.00	$ 1,061.20	$ 4.68
HypotheticalA		$ 1,000.00	$ 1,020.39	$ 4.58
Class T	1.15%
Actual		$ 1,000.00	$ 1,059.90	$ 5.91
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.75%
Actual		$ 1,000.00	$ 1,057.20	$ 8.98
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Class C	1.66%
Actual		$ 1,000.00	$ 1,056.70	$ 8.51
HypotheticalA		$ 1,000.00	$ 1,016.65	$ 8.35
Institutional Class	.66%
Actual		$ 1,000.00	$ 1,062.60	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.64	$ 3.33
Class Z	.49%
Actual		$ 1,000.00	$ 1,063.50	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.49	$ 2.47

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	3.2
Microsoft Corp.	2.5	1.8
Johnson & Johnson	2.4	0.8
Wells Fargo & Co.	2.4	1.4
JPMorgan Chase & Co.	2.3	1.8
Chevron Corp.	2.1	0.0
Verizon Communications, Inc.	1.9	0.0
Exxon Mobil Corp.	1.9	0.0
Merck & Co., Inc.	1.7	0.0
Oracle Corp.	1.7	0.8
	22.9
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.4	17.9
Financials	15.7	15.5
Health Care	13.8	13.4
Consumer Discretionary	11.1	14.2
Consumer Staples	10.3	10.1
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks and Equity Futures 97.3%		Stocks 98.6%
	Convertible Securities 0.2%		Convertible Securities 0.3%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	13.8%	** Foreign investments	18.1%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.8%
Johnson Controls, Inc.	174,917	$ 8,459
Diversified Consumer Services - 0.5%
H&R Block, Inc.	193,564	5,764
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	205,000	5,408
Bloomin' Brands, Inc. (a)	19,763	412
Brinker International, Inc.	152,028	7,548
Darden Restaurants, Inc.	92,700	4,646
Sonic Corp. (a)	84,206	1,751
Wyndham Worldwide Corp.	42,252	3,124
		22,889
Household Durables - 0.5%
Taylor Wimpey PLC	2,815,664	5,111
Media - 4.1%
Altice S.A.	44,800	3,255
Atresmedia Corporacion de Medios de Comunicacion SA	232,299	3,654
CBS Corp. Class B	120,702	7,195
Comcast Corp. Class A	310,925	16,230
DISH Network Corp. Class A (a)	32,900	1,930
MDC Partners, Inc. Class A (sub. vtg.)	132,201	2,779
Time Warner, Inc.	119,881	8,371
		43,414
Specialty Retail - 1.8%
AutoZone, Inc. (a)	16,600	8,840
Foot Locker, Inc.	105,791	5,097
GameStop Corp. Class A	129,200	4,890
Staples, Inc.	13,411	151
		18,978
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	78,185	6,013
VF Corp.	106,300	6,699
		12,712
TOTAL CONSUMER DISCRETIONARY		117,327
CONSUMER STAPLES - 10.3%
Beverages - 3.7%
Anheuser-Busch InBev SA NV	25,500	2,800
Dr. Pepper Snapple Group, Inc.	155,611	8,979
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	136,800	$ 12,084
The Coca-Cola Co.	367,910	15,051
		38,914
Food & Staples Retailing - 2.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	131,500	3,570
Kroger Co.	217,360	10,377
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	60,793	2,942
Walgreen Co.	143,523	10,321
		27,210
Food Products - 1.2%
Archer Daniels Midland Co.	120,820	5,430
Bunge Ltd.	36,660	2,849
Greencore Group PLC	823,505	4,022
Hilton Food Group PLC	74,631	646
		12,947
Household Products - 0.0%
Svenska Cellulosa AB (SCA) (B Shares)	20,900	582
Tobacco - 2.8%
British American Tobacco PLC (United Kingdom)	212,157	12,846
Japan Tobacco, Inc.	238,300	8,095
Lorillard, Inc.	135,754	8,440
		29,381
TOTAL CONSUMER STAPLES		109,034
ENERGY - 9.5%
Energy Equipment & Services - 0.6%
National Oilwell Varco, Inc.	70,886	5,803
Oil, Gas & Consumable Fuels - 8.9%
Access Midstream Partners LP	114,871	7,236
Chevron Corp.	181,690	22,310
ConocoPhillips Co.	191,673	15,322
Emerald Oil, Inc. warrants 2/4/16 (a)	16,536	0
EQT Midstream Partners LP	61,300	5,035
Exxon Mobil Corp.	202,188	20,326
MPLX LP	106,108	6,065
Northern Oil & Gas, Inc. (a)	231,694	3,533
Phillips 66 Partners LP	72,745	4,405
PrairieSky Royalty Ltd.	111,000	3,711
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	134,380	$ 5,172
TAG Oil Ltd. (a)	473,900	1,128
TAG Oil Ltd. (a)(f)	15,900	38
		94,281
TOTAL ENERGY		100,084
FINANCIALS - 15.6%
Banks - 10.2%
Bank of America Corp.	1,144,003	17,320
Citigroup, Inc.	286,523	13,630
JPMorgan Chase & Co.	445,993	24,784
Nordea Bank AB	584,597	8,622
SunTrust Banks, Inc.	139,900	5,361
U.S. Bancorp	322,117	13,590
Wells Fargo & Co.	495,190	25,146
		108,453
Capital Markets - 1.2%
BlackRock, Inc. Class A	14,719	4,488
Carlyle Group LP	26,800	830
Fortress Investment Group LLC	146,000	1,037
Monex Group, Inc.	595,800	2,017
The Blackstone Group LP	147,790	4,593
		12,965
Consumer Finance - 1.0%
Capital One Financial Corp.	130,482	10,294
Diversified Financial Services - 0.7%
McGraw Hill Financial, Inc.	87,567	7,160
Insurance - 2.3%
Allied World Assurance Co. Holdings Ltd.	203,364	7,626
Aspen Insurance Holdings Ltd.	120,040	5,516
Reinsurance Group of America, Inc.	45,740	3,575
The Travelers Companies, Inc.	78,762	7,360
		24,077
Thrifts & Mortgage Finance - 0.2%
WSFS Financial Corp.	31,561	2,144
TOTAL FINANCIALS		165,093
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.8%
Biotechnology - 2.6%
Amgen, Inc.	143,637	$ 16,660
Gilead Sciences, Inc. (a)	134,462	10,920
		27,580
Health Care Equipment & Supplies - 1.5%
Covidien PLC	138,300	10,111
The Cooper Companies, Inc.	40,502	5,226
		15,337
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	135,842	9,595
McKesson Corp.	52,232	9,905
		19,500
Health Care Technology - 0.1%
CompuGroup Medical AG	46,600	1,257
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	106,200	6,047
Lonza Group AG	28,411	3,054
		9,101
Pharmaceuticals - 6.9%
AbbVie, Inc.	201,250	10,934
Astellas Pharma, Inc.	284,700	3,663
Horizon Pharma, Inc. warrants 9/25/17 (a)	109,700	1,072
Johnson & Johnson	252,602	25,629
Merck & Co., Inc.	315,600	18,261
Perrigo Co. PLC	37,882	5,235
Teva Pharmaceutical Industries Ltd. sponsored ADR	152,400	7,695
		72,489
TOTAL HEALTH CARE		145,264
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.9%
The Boeing Co.	101,700	13,755
United Technologies Corp.	150,401	17,480
		31,235
Air Freight & Logistics - 0.9%
FedEx Corp.	63,306	9,126
Airlines - 0.5%
Delta Air Lines, Inc.	133,600	5,332
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Generac Holdings, Inc.	59,506	$ 2,897
Industrial Conglomerates - 1.9%
Danaher Corp.	137,394	10,776
Roper Industries, Inc.	64,596	9,152
		19,928
Machinery - 0.3%
Manitowoc Co., Inc.	118,803	3,214
Professional Services - 0.5%
Dun & Bradstreet Corp.	53,766	5,551
Road & Rail - 1.3%
CSX Corp.	99,662	2,930
Union Pacific Corp.	54,815	10,923
		13,853
TOTAL INDUSTRIALS		91,136
INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 2.1%
Cisco Systems, Inc.	451,979	11,128
QUALCOMM, Inc.	137,878	11,092
		22,220
Electronic Equipment & Components - 0.6%
TE Connectivity Ltd.	114,443	6,805
Internet Software & Services - 2.4%
Google, Inc.:
Class A (a)	21,903	12,521
Class C (a)	21,903	12,287
		24,808
IT Services - 5.0%
Amdocs Ltd.	115,580	5,562
ASAC II LP (i)	298,480	4,256
Computer Sciences Corp.	68,411	4,302
Fidelity National Information Services, Inc.	161,998	8,772
MasterCard, Inc. Class A	111,320	8,510
Total System Services, Inc.	191,020	5,780
Visa, Inc. Class A	49,276	10,586
Xerox Corp.	373,303	4,610
		52,378
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.2%
MediaTek, Inc.	153,000	$ 2,481
Software - 5.2%
Activision Blizzard, Inc.	207,867	4,319
Comverse, Inc. (a)	113,340	2,805
Electronic Arts, Inc. (a)	109,986	3,864
Microsoft Corp.	639,263	26,171
Oracle Corp.	426,928	17,940
		55,099
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	66,232	41,923
EMC Corp.	328,500	8,725
		50,648
TOTAL INFORMATION TECHNOLOGY		214,439
MATERIALS - 2.5%
Chemicals - 2.3%
Cabot Corp.	71,756	4,058
Eastman Chemical Co.	42,347	3,738
LyondellBasell Industries NV Class A	63,926	6,365
Potash Corp. of Saskatchewan, Inc. (e)	186,600	6,772
W.R. Grace & Co. (a)	37,809	3,481
		24,414
Containers & Packaging - 0.2%
Nampak Ltd.	586,428	2,029
TOTAL MATERIALS		26,443
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	414,000	20,683
Verizon Communications, Inc. CDI	35,521	1,772
		22,455
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	31,600	1,085
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telephone & Data Systems, Inc.	58,858	$ 1,631
Vodafone Group PLC	736,711	2,583
		5,299
TOTAL TELECOMMUNICATION SERVICES		27,754
UTILITIES - 2.0%
Electric Utilities - 1.0%
Edison International	85,700	4,725
ITC Holdings Corp.	68,814	2,519
Xcel Energy, Inc.	119,364	3,672
		10,916
Multi-Utilities - 1.0%
CMS Energy Corp.	168,450	5,011
Sempra Energy	50,614	5,079
		10,090
TOTAL UTILITIES		21,006
TOTAL COMMON STOCKS (Cost $843,034)		1,017,580
Convertible Preferred Stocks - 0.1%

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Mobileye NV Series F (i) (Cost $1,144)	32,777	1,144
Convertible Bonds - 0.1%
	Principal Amount (000s) (d)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17	$ 791	645
Convertible Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc. 8% 6/1/16 (i)	$ 487	$ 712
TOTAL CONVERTIBLE BONDS (Cost $1,278)		1,357
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.03% 8/21/14 (h) (Cost $520)	520	520
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $1,305)	EUR	850	1,300
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	30,753,219	30,753
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	3,726,315	3,726
TOTAL MONEY MARKET FUNDS (Cost $34,479)		34,479
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $881,760)		1,056,380
NET OTHER ASSETS (LIABILITIES) - 0.0%		207
NET ASSETS - 100%		$ 1,056,587
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
113 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 10,856	$ 343

The face value of futures purchased as a percentage of net assets is 1%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,338,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $520,000.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,112,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 2,985
Aspen Aerogels, Inc. 8% 6/1/16	6/1/11 - 12/31/13	$ 488
Mobileye NV Series F	8/15/13	$ 1,144
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17
Fidelity Securities Lending Cash Central Fund	63
Total	$ 80
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 117,327	$ 117,327	$ -	$ -
Consumer Staples	109,034	85,293	23,741	-
Energy	100,084	100,084	-	-
Financials	165,093	163,076	2,017	-
Health Care	145,264	140,529	4,735	-
Industrials	91,136	91,136	-	-
Information Technology	215,583	210,183	-	5,400
Materials	26,443	26,443	-	-
Telecommunication Services	27,754	25,171	2,583	-
Utilities	21,006	21,006	-	-
Corporate Bonds	1,357	-	645	712
U.S. Government and Government Agency Obligations	520	-	520	-
Preferred Securities	1,300	-	1,300	-
Money Market Funds	34,479	34,479	-	-
Total Investments in Securities:	$ 1,056,380	$ 1,014,727	$ 35,541	$ 6,112
Derivative Instruments:
Assets
Futures Contracts	$ 343	$ 343	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 343	$ -
Total Value of Derivatives	$ 343	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.2%
Canada	2.2%
Ireland	2.0%
United Kingdom	1.9%
Switzerland	1.6%
Japan	1.4%
Israel	1.0%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,533) - See accompanying schedule: Unaffiliated issuers (cost $847,281)	$ 1,021,901
Fidelity Central Funds (cost $34,479)	34,479
Total Investments (cost $881,760)		$ 1,056,380
Cash		8
Receivable for investments sold		21,274
Receivable for fund shares sold		861
Dividends receivable		2,116
Interest receivable		16
Distributions receivable from Fidelity Central Funds		4
Receivable for daily variation margin for derivative instruments		20
Other receivables		3
Total assets		1,080,682

Liabilities
Payable for investments purchased	$ 18,335
Payable for fund shares redeemed	1,070
Accrued management fee	326
Distribution and service plan fees payable	380
Other affiliated payables	213
Other payables and accrued expenses	45
Collateral on securities loaned, at value	3,726
Total liabilities		24,095

Net Assets		$ 1,056,587
Net Assets consist of:
Paid in capital		$ 789,144
Undistributed net investment income		5,678
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		86,808
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		174,957
Net Assets		$ 1,056,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($369,439.64 ÷ 20,322.241 shares)	$ 18.18

Maximum offering price per share (100/94.25 of $18.18)	$ 19.29
Class T: Net Asset Value and redemption price per share ($384,621.04 ÷ 21,242.364 shares)	$ 18.11

Maximum offering price per share (100/96.50 of $18.11)	$ 18.77
Class B: Net Asset Value and offering price per share ($12,416.46 ÷ 709.270 shares)A	$ 17.51

Class C: Net Asset Value and offering price per share ($167,385.69 ÷ 9,579.022 shares)A	$ 17.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($122,609.22 ÷ 6,497.416 shares)	$ 18.87

Class Z: Net Asset Value, offering price and redemption price per share ($114.88 ÷ 6.087 shares)	$ 18.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 9,953
Special dividends		2,353
Interest		35
Income from Fidelity Central Funds		80
Total income		12,421

Expenses
Management fee Basic fee	$ 2,856
Performance adjustment	(916)
Transfer agent fees	1,102
Distribution and service plan fees	2,268
Accounting and security lending fees	172
Custodian fees and expenses	69
Independent trustees' compensation	2
Registration fees	82
Audit	32
Legal	3
Miscellaneous	4
Total expenses before reductions	5,674
Expense reductions	(11)	5,663
Net investment income (loss)		6,758
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,517
Foreign currency transactions	(58)
Futures contracts	863
Total net realized gain (loss)		91,322
Change in net unrealized appreciation (depreciation) on: Investment securities	(37,988)
Assets and liabilities in foreign currencies	(6)
Futures contracts	343
Total change in net unrealized appreciation (depreciation)		(37,651)
Net gain (loss)		53,671
Net increase (decrease) in net assets resulting from operations		$ 60,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,758	$ 6,658
Net realized gain (loss)	91,322	96,937
Change in net unrealized appreciation (depreciation)	(37,651)	145,253
Net increase (decrease) in net assets resulting from operations	60,429	248,848
Distributions to shareholders from net investment income	(4,242)	(5,093)
Distributions to shareholders from net realized gain	(420)	-
Total distributions	(4,662)	(5,093)
Share transactions - net increase (decrease)	(59,716)	(30,529)
Total increase (decrease) in net assets	(3,949)	213,226

Net Assets
Beginning of period	1,060,536	847,310
End of period (including undistributed net investment income of $5,678 and undistributed net investment income of $3,162, respectively)	$ 1,056,587	$ 1,060,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.23	$ 13.33	$ 11.45	$ 11.58	$ 9.95	$ 6.64
Income from Investment Operations
Net investment income (loss) E	.13 K	.13	.07	.02	.03H	.04
Net realized and unrealized gain (loss)	.92	3.87	1.81	(.09)	1.66	3.41
Total from investment operations	1.05	4.00	1.88	(.07)	1.69	3.45
Distributions from net investment income	(.09)	(.10)	-	-	(.02)	(.14)
Distributions from net realized gain	(.01)	-	-	(.06)	(.05)	-
Total distributions	(.10)	(.10)	-	(.06)	(.06)J	(.14)
Net asset value, end of period	$ 18.18	$ 17.23	$ 13.33	$ 11.45	$ 11.58	$ 9.95
Total ReturnB, C, D	6.12%	30.26%	16.42%	(.63)%	17.09%	52.97%
Ratios to Average Net Assets F, I
Expenses before reductions	.91%A	.98%	1.21%	1.36%	1.36%	1.08%
Expenses net of fee waivers, if any	.91%A	.98%	1.21%	1.33%	1.25%	1.08%
Expenses net of all reductions	.91%A	.97%	1.20%	1.33%	1.24%	1.08%
Net investment income (loss)	1.48%A,K	.87%	.53%	.16%	.24%H	.56%
Supplemental Data
Net assets, end of period (in millions)	$ 369	$ 369	$ 301	$ 295	$ 285	$ 240
Portfolio turnover rateG	141%A	70%	64%	68%	80%	88%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.06 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.045 per share. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.15	$ 13.26	$ 11.42	$ 11.55	$ 9.92	$ 6.60
Income from Investment Operations
Net investment income (loss) E	.11 L	.10	.04	(.01)	-H,J	.03
Net realized and unrealized gain (loss)	.91	3.86	1.80	(.09)	1.67	3.39
Total from investment operations	1.02	3.96	1.84	(.10)	1.67	3.42
Distributions from net investment income	(.06)	(.07)	-	-	-	(.10)
Distributions from net realized gain	(.01)	-	-	(.03)	(.04)	-
Total distributions	(.06)K	(.07)	-	(.03)	(.04)	(.10)
Net asset value, end of period	$ 18.11	$ 17.15	$ 13.26	$ 11.42	$ 11.55	$ 9.92
Total ReturnB, C, D	5.99%	30.05%	16.11%	(.90)%	16.88%	52.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.15%A	1.20%	1.42%	1.57%	1.57%	1.31%
Expenses net of fee waivers, if any	1.15%A	1.20%	1.42%	1.55%	1.50%	1.31%
Expenses net of all reductions	1.14%A	1.19%	1.42%	1.54%	1.49%	1.30%
Net investment income (loss)	1.25%A,L	.65%	.32%	(.06)%	(.01)%H	.34%
Supplemental Data
Net assets, end of period (in millions)	$ 385	$ 375	$ 304	$ 294	$ 322	$ 305
Portfolio turnover rateG	141%A	70%	64%	68%	80%	88%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.007 per share. LInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57	$ 12.82	$ 11.11	$ 11.26	$ 9.68	$ 6.42
Income from Investment Operations
Net investment income (loss) E	.05J	.01	(.03)	(.07)	(.05) H	(.01)
Net realized and unrealized gain (loss)	.90	3.74	1.74	(.08)	1.63	3.31
Total from investment operations	.95	3.75	1.71	(.15)	1.58	3.30
Distributions from net investment income	-	-	-	-	-	(.04)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.01)	-	-	-	-	(.04)
Net asset value, end of period	$ 17.51	$ 16.57	$ 12.82	$ 11.11	$ 11.26	$ 9.68
Total ReturnB, C, D	5.72%	29.25%	15.39%	(1.33)%	16.32%	51.61%
Ratios to Average Net Assets F, I
Expenses before reductions	1.75%A	1.79%	1.99%	2.14%	2.13%	1.81%
Expenses net of fee waivers, if any	1.75%A	1.79%	1.99%	2.09%	2.00%	1.81%
Expenses net of all reductions	1.74%A	1.78%	1.99%	2.09%	2.00%	1.80%
Net investment income (loss)	.65%A,J	.06%	(.25)%	(.61)%	(.51)%H	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 15	$ 17	$ 22	$ 43	$ 69
Portfolio turnover rateG	141%A	70%	64%	68%	80%	88%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.54	$ 12.79	$ 11.07	$ 11.22	$ 9.65	$ 6.41
Income from Investment Operations
Net investment income (loss) E	.06K	.02	(.02)	(.07)	(.05) H	(.01)
Net realized and unrealized gain (loss)	.88	3.73	1.74	(.08)	1.62	3.30
Total from investment operations	.94	3.75	1.72	(.15)	1.57	3.29
Distributions from net investment income	-	-J	-	-	-	(.05)
Distributions from net realized gain	(.01)	-	-	-	-J	-
Total distributions	(.01)	-J	-	-	-J	(.05)
Net asset value, end of period	$ 17.47	$ 16.54	$ 12.79	$ 11.07	$ 11.22	$ 9.65
Total ReturnB, C, D	5.67%	29.36%	15.54%	(1.34)%	16.31%	51.79%
Ratios to Average Net Assets F, I
Expenses before reductions	1.66%A	1.72%	1.94%	2.08%	2.08%	1.81%
Expenses net of fee waivers, if any	1.66%A	1.72%	1.94%	2.06%	2.00%	1.81%
Expenses net of all reductions	1.66%A	1.71%	1.93%	2.05%	1.99%	1.81%
Net investment income (loss)	.73%A,K	.13%	(.20)%	(.57)%	(.51)%H	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 167	$ 160	$ 123	$ 124	$ 129	$ 125
Portfolio turnover rateG	141%A	70%	64%	68%	80%	88%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. K Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .28%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.91	$ 13.86	$ 11.88	$ 12.00	$ 10.31	$ 6.73
Income from Investment Operations
Net investment income (loss) D	.16I	.18	.11	.06	.05G	.08
Net realized and unrealized gain (loss)	.95	4.02	1.87	(.09)	1.74	3.52
Total from investment operations	1.11	4.20	1.98	(.03)	1.79	3.60
Distributions from net investment income	(.14)	(.15)	-	(.02)	(.06)	(.02)
Distributions from net realized gain	(.01)	-	-	(.07)	(.04)	-
Total distributions	(.15)	(.15)	-	(.09)	(.10)	(.02)
Net asset value, end of period	$ 18.87	$ 17.91	$ 13.86	$ 11.88	$ 12.00	$ 10.31
Total ReturnB, C	6.26%	30.63%	16.67%	(.33)%	17.47%	53.57%
Ratios to Average Net Assets E, H
Expenses before reductions	.66%A	.70%	.91%	1.04%	1.03%	.70%
Expenses net of fee waivers, if any	.66%A	.70%	.91%	1.03%	1.00%	.70%
Expenses net of all reductions	.66%A	.69%	.90%	1.02%	.99%	.69%
Net investment income (loss)	1.74%A,I	1.15%	.83%	.46%	.49%G	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 123	$ 135	$ 103	$ 83	$ 73	$ 66
Portfolio turnover rateF	141%A	70%	64%	68%	80%	88%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2014	Year ended November 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.92	$ 16.59
Income from Investment Operations
Net investment income (loss) D	.17J	.06
Net realized and unrealized gain (loss)	.95	1.27
Total from investment operations	1.12	1.33
Distributions from net investment income	(.17)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.17)I	-
Net asset value, end of period	$ 18.87	$ 17.92
Total ReturnB, C	6.35%	8.02%
Ratios to Average Net Assets E, H
Expenses before reductions	.49%A	.54%A
Expenses net of fee waivers, if any	.49%A	.54%A
Expenses net of all reductions	.49%A	.52%A
Net investment income (loss)	1.91%A,J	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ -	$ 7
Portfolio turnover rateF	141%A	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to November 30, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.17 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.007 per share. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.45%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 184,521
Gross unrealized depreciation	(13,324)
Net unrealized appreciation (depreciation) on securities and other investments	$ 171,197
Tax cost	$ 885,183

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of eight hundred and sixty three dollars and a change in net unrealized appreciation (depreciation) of three hundred and forty three dollars related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $713,163 and $792,684, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P 500® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .37% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 454	$ 9
Class T	.25%	.25%	937	7
Class B	.75%	.25%	67	51
Class C	.75%	.25%	810	69
			$ 2,268	$ 136

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45
Class T	10
Class B*	4
Class C*	3
$ 62

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 399.22
Class T	378.20
Class B	20.30
Class C	177.22
Institutional Class	126.22
Class Z	2.05
	$ 1,102

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $15 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $63, including $3 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013 A
From net investment income
Class A	$ 1,902	$ 2,287
Class T	1,201	1,666
Class C	-	38
Institutional Class	1,071	1,102
Class Z	68	-
Total	$ 4,242	$ 5,093

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders - continued

	Six months ended May 31, 2014	Year ended November 30, 2013 A
From net realized gain
Class A	$ 147	$ -
Class T	152	-
Class B	6	-
Class C	68	-
Institutional Class	44	-
Class Z	3	-
Total	$ 420	$ -

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class A
Shares sold	1,400	3,250	$ 24,360	$ 49,173
Reinvestment of distributions	107	152	1,806	2,006
Shares redeemed	(2,583)	(4,572)	(45,054)	(69,790)
Net increase (decrease)	(1,076)	(1,170)	$ (18,888)	$ (18,611)
Class T
Shares sold	1,991	4,665	$ 34,556	$ 69,969
Reinvestment of distributions	77	122	1,302	1,600
Shares redeemed	(2,680)	(5,859)	(46,453)	(87,860)
Net increase (decrease)	(612)	(1,072)	$ (10,595)	$ (16,291)
Class B
Shares sold	23	81	$ 374	$ 1,199
Reinvestment of distributions	0 *	-	5	-
Shares redeemed	(202)	(486)	(3,384)	(7,004)
Net increase (decrease)	(179)	(405)	$ (3,005)	$ (5,805)
Class C
Shares sold	581	1,435	$ 9,731	$ 21,000
Reinvestment of distributions	3	3	58	32
Shares redeemed	(669)	(1,415)	(11,239)	(20,479)
Net increase (decrease)	(85)	23	$ (1,450)	$ 553
Institutional Class
Shares sold	896	1,599	$ 16,196	$ 25,325
Reinvestment of distributions	59	75	1,027	1,032
Shares redeemed	(2,009)	(1,526)	(35,555)	(24,057)
Net increase (decrease)	(1,054)	148	$ (18,332)	$ 2,300

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class Z
Shares sold	23	420	$ 420	$ 7,441
Reinvestment of distributions	4	-	71	-
Shares redeemed	(434)	(7)	(7,937)	(116)
Net increase (decrease)	(407)	413	$ (7,446)	$ 7,325

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

* Amount represents less than 1,000 shares.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADGF-USAN-0714
1.786779.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Dividend Growth

Fund - Class Z

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.91%
Actual		$ 1,000.00	$ 1,061.20	$ 4.68
HypotheticalA		$ 1,000.00	$ 1,020.39	$ 4.58
Class T	1.15%
Actual		$ 1,000.00	$ 1,059.90	$ 5.91
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.75%
Actual		$ 1,000.00	$ 1,057.20	$ 8.98
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Class C	1.66%
Actual		$ 1,000.00	$ 1,056.70	$ 8.51
HypotheticalA		$ 1,000.00	$ 1,016.65	$ 8.35
Institutional Class	.66%
Actual		$ 1,000.00	$ 1,062.60	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.64	$ 3.33
Class Z	.49%
Actual		$ 1,000.00	$ 1,063.50	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.49	$ 2.47

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	3.2
Microsoft Corp.	2.5	1.8
Johnson & Johnson	2.4	0.8
Wells Fargo & Co.	2.4	1.4
JPMorgan Chase & Co.	2.3	1.8
Chevron Corp.	2.1	0.0
Verizon Communications, Inc.	1.9	0.0
Exxon Mobil Corp.	1.9	0.0
Merck & Co., Inc.	1.7	0.0
Oracle Corp.	1.7	0.8
	22.9
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.4	17.9
Financials	15.7	15.5
Health Care	13.8	13.4
Consumer Discretionary	11.1	14.2
Consumer Staples	10.3	10.1
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks and Equity Futures 97.3%		Stocks 98.6%
	Convertible Securities 0.2%		Convertible Securities 0.3%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	13.8%	** Foreign investments	18.1%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.8%
Johnson Controls, Inc.	174,917	$ 8,459
Diversified Consumer Services - 0.5%
H&R Block, Inc.	193,564	5,764
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	205,000	5,408
Bloomin' Brands, Inc. (a)	19,763	412
Brinker International, Inc.	152,028	7,548
Darden Restaurants, Inc.	92,700	4,646
Sonic Corp. (a)	84,206	1,751
Wyndham Worldwide Corp.	42,252	3,124
		22,889
Household Durables - 0.5%
Taylor Wimpey PLC	2,815,664	5,111
Media - 4.1%
Altice S.A.	44,800	3,255
Atresmedia Corporacion de Medios de Comunicacion SA	232,299	3,654
CBS Corp. Class B	120,702	7,195
Comcast Corp. Class A	310,925	16,230
DISH Network Corp. Class A (a)	32,900	1,930
MDC Partners, Inc. Class A (sub. vtg.)	132,201	2,779
Time Warner, Inc.	119,881	8,371
		43,414
Specialty Retail - 1.8%
AutoZone, Inc. (a)	16,600	8,840
Foot Locker, Inc.	105,791	5,097
GameStop Corp. Class A	129,200	4,890
Staples, Inc.	13,411	151
		18,978
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	78,185	6,013
VF Corp.	106,300	6,699
		12,712
TOTAL CONSUMER DISCRETIONARY		117,327
CONSUMER STAPLES - 10.3%
Beverages - 3.7%
Anheuser-Busch InBev SA NV	25,500	2,800
Dr. Pepper Snapple Group, Inc.	155,611	8,979
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	136,800	$ 12,084
The Coca-Cola Co.	367,910	15,051
		38,914
Food & Staples Retailing - 2.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	131,500	3,570
Kroger Co.	217,360	10,377
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	60,793	2,942
Walgreen Co.	143,523	10,321
		27,210
Food Products - 1.2%
Archer Daniels Midland Co.	120,820	5,430
Bunge Ltd.	36,660	2,849
Greencore Group PLC	823,505	4,022
Hilton Food Group PLC	74,631	646
		12,947
Household Products - 0.0%
Svenska Cellulosa AB (SCA) (B Shares)	20,900	582
Tobacco - 2.8%
British American Tobacco PLC (United Kingdom)	212,157	12,846
Japan Tobacco, Inc.	238,300	8,095
Lorillard, Inc.	135,754	8,440
		29,381
TOTAL CONSUMER STAPLES		109,034
ENERGY - 9.5%
Energy Equipment & Services - 0.6%
National Oilwell Varco, Inc.	70,886	5,803
Oil, Gas & Consumable Fuels - 8.9%
Access Midstream Partners LP	114,871	7,236
Chevron Corp.	181,690	22,310
ConocoPhillips Co.	191,673	15,322
Emerald Oil, Inc. warrants 2/4/16 (a)	16,536	0
EQT Midstream Partners LP	61,300	5,035
Exxon Mobil Corp.	202,188	20,326
MPLX LP	106,108	6,065
Northern Oil & Gas, Inc. (a)	231,694	3,533
Phillips 66 Partners LP	72,745	4,405
PrairieSky Royalty Ltd.	111,000	3,711
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	134,380	$ 5,172
TAG Oil Ltd. (a)	473,900	1,128
TAG Oil Ltd. (a)(f)	15,900	38
		94,281
TOTAL ENERGY		100,084
FINANCIALS - 15.6%
Banks - 10.2%
Bank of America Corp.	1,144,003	17,320
Citigroup, Inc.	286,523	13,630
JPMorgan Chase & Co.	445,993	24,784
Nordea Bank AB	584,597	8,622
SunTrust Banks, Inc.	139,900	5,361
U.S. Bancorp	322,117	13,590
Wells Fargo & Co.	495,190	25,146
		108,453
Capital Markets - 1.2%
BlackRock, Inc. Class A	14,719	4,488
Carlyle Group LP	26,800	830
Fortress Investment Group LLC	146,000	1,037
Monex Group, Inc.	595,800	2,017
The Blackstone Group LP	147,790	4,593
		12,965
Consumer Finance - 1.0%
Capital One Financial Corp.	130,482	10,294
Diversified Financial Services - 0.7%
McGraw Hill Financial, Inc.	87,567	7,160
Insurance - 2.3%
Allied World Assurance Co. Holdings Ltd.	203,364	7,626
Aspen Insurance Holdings Ltd.	120,040	5,516
Reinsurance Group of America, Inc.	45,740	3,575
The Travelers Companies, Inc.	78,762	7,360
		24,077
Thrifts & Mortgage Finance - 0.2%
WSFS Financial Corp.	31,561	2,144
TOTAL FINANCIALS		165,093
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.8%
Biotechnology - 2.6%
Amgen, Inc.	143,637	$ 16,660
Gilead Sciences, Inc. (a)	134,462	10,920
		27,580
Health Care Equipment & Supplies - 1.5%
Covidien PLC	138,300	10,111
The Cooper Companies, Inc.	40,502	5,226
		15,337
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	135,842	9,595
McKesson Corp.	52,232	9,905
		19,500
Health Care Technology - 0.1%
CompuGroup Medical AG	46,600	1,257
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	106,200	6,047
Lonza Group AG	28,411	3,054
		9,101
Pharmaceuticals - 6.9%
AbbVie, Inc.	201,250	10,934
Astellas Pharma, Inc.	284,700	3,663
Horizon Pharma, Inc. warrants 9/25/17 (a)	109,700	1,072
Johnson & Johnson	252,602	25,629
Merck & Co., Inc.	315,600	18,261
Perrigo Co. PLC	37,882	5,235
Teva Pharmaceutical Industries Ltd. sponsored ADR	152,400	7,695
		72,489
TOTAL HEALTH CARE		145,264
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.9%
The Boeing Co.	101,700	13,755
United Technologies Corp.	150,401	17,480
		31,235
Air Freight & Logistics - 0.9%
FedEx Corp.	63,306	9,126
Airlines - 0.5%
Delta Air Lines, Inc.	133,600	5,332
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Generac Holdings, Inc.	59,506	$ 2,897
Industrial Conglomerates - 1.9%
Danaher Corp.	137,394	10,776
Roper Industries, Inc.	64,596	9,152
		19,928
Machinery - 0.3%
Manitowoc Co., Inc.	118,803	3,214
Professional Services - 0.5%
Dun & Bradstreet Corp.	53,766	5,551
Road & Rail - 1.3%
CSX Corp.	99,662	2,930
Union Pacific Corp.	54,815	10,923
		13,853
TOTAL INDUSTRIALS		91,136
INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 2.1%
Cisco Systems, Inc.	451,979	11,128
QUALCOMM, Inc.	137,878	11,092
		22,220
Electronic Equipment & Components - 0.6%
TE Connectivity Ltd.	114,443	6,805
Internet Software & Services - 2.4%
Google, Inc.:
Class A (a)	21,903	12,521
Class C (a)	21,903	12,287
		24,808
IT Services - 5.0%
Amdocs Ltd.	115,580	5,562
ASAC II LP (i)	298,480	4,256
Computer Sciences Corp.	68,411	4,302
Fidelity National Information Services, Inc.	161,998	8,772
MasterCard, Inc. Class A	111,320	8,510
Total System Services, Inc.	191,020	5,780
Visa, Inc. Class A	49,276	10,586
Xerox Corp.	373,303	4,610
		52,378
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.2%
MediaTek, Inc.	153,000	$ 2,481
Software - 5.2%
Activision Blizzard, Inc.	207,867	4,319
Comverse, Inc. (a)	113,340	2,805
Electronic Arts, Inc. (a)	109,986	3,864
Microsoft Corp.	639,263	26,171
Oracle Corp.	426,928	17,940
		55,099
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	66,232	41,923
EMC Corp.	328,500	8,725
		50,648
TOTAL INFORMATION TECHNOLOGY		214,439
MATERIALS - 2.5%
Chemicals - 2.3%
Cabot Corp.	71,756	4,058
Eastman Chemical Co.	42,347	3,738
LyondellBasell Industries NV Class A	63,926	6,365
Potash Corp. of Saskatchewan, Inc. (e)	186,600	6,772
W.R. Grace & Co. (a)	37,809	3,481
		24,414
Containers & Packaging - 0.2%
Nampak Ltd.	586,428	2,029
TOTAL MATERIALS		26,443
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	414,000	20,683
Verizon Communications, Inc. CDI	35,521	1,772
		22,455
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	31,600	1,085
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telephone & Data Systems, Inc.	58,858	$ 1,631
Vodafone Group PLC	736,711	2,583
		5,299
TOTAL TELECOMMUNICATION SERVICES		27,754
UTILITIES - 2.0%
Electric Utilities - 1.0%
Edison International	85,700	4,725
ITC Holdings Corp.	68,814	2,519
Xcel Energy, Inc.	119,364	3,672
		10,916
Multi-Utilities - 1.0%
CMS Energy Corp.	168,450	5,011
Sempra Energy	50,614	5,079
		10,090
TOTAL UTILITIES		21,006
TOTAL COMMON STOCKS (Cost $843,034)		1,017,580
Convertible Preferred Stocks - 0.1%

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Mobileye NV Series F (i) (Cost $1,144)	32,777	1,144
Convertible Bonds - 0.1%
	Principal Amount (000s) (d)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17	$ 791	645
Convertible Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc. 8% 6/1/16 (i)	$ 487	$ 712
TOTAL CONVERTIBLE BONDS (Cost $1,278)		1,357
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.03% 8/21/14 (h) (Cost $520)	520	520
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $1,305)	EUR	850	1,300
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	30,753,219	30,753
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	3,726,315	3,726
TOTAL MONEY MARKET FUNDS (Cost $34,479)		34,479
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $881,760)		1,056,380
NET OTHER ASSETS (LIABILITIES) - 0.0%		207
NET ASSETS - 100%		$ 1,056,587
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
113 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 10,856	$ 343

The face value of futures purchased as a percentage of net assets is 1%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,338,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $520,000.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,112,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 2,985
Aspen Aerogels, Inc. 8% 6/1/16	6/1/11 - 12/31/13	$ 488
Mobileye NV Series F	8/15/13	$ 1,144
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17
Fidelity Securities Lending Cash Central Fund	63
Total	$ 80
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 117,327	$ 117,327	$ -	$ -
Consumer Staples	109,034	85,293	23,741	-
Energy	100,084	100,084	-	-
Financials	165,093	163,076	2,017	-
Health Care	145,264	140,529	4,735	-
Industrials	91,136	91,136	-	-
Information Technology	215,583	210,183	-	5,400
Materials	26,443	26,443	-	-
Telecommunication Services	27,754	25,171	2,583	-
Utilities	21,006	21,006	-	-
Corporate Bonds	1,357	-	645	712
U.S. Government and Government Agency Obligations	520	-	520	-
Preferred Securities	1,300	-	1,300	-
Money Market Funds	34,479	34,479	-	-
Total Investments in Securities:	$ 1,056,380	$ 1,014,727	$ 35,541	$ 6,112
Derivative Instruments:
Assets
Futures Contracts	$ 343	$ 343	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 343	$ -
Total Value of Derivatives	$ 343	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.2%
Canada	2.2%
Ireland	2.0%
United Kingdom	1.9%
Switzerland	1.6%
Japan	1.4%
Israel	1.0%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,533) - See accompanying schedule: Unaffiliated issuers (cost $847,281)	$ 1,021,901
Fidelity Central Funds (cost $34,479)	34,479
Total Investments (cost $881,760)		$ 1,056,380
Cash		8
Receivable for investments sold		21,274
Receivable for fund shares sold		861
Dividends receivable		2,116
Interest receivable		16
Distributions receivable from Fidelity Central Funds		4
Receivable for daily variation margin for derivative instruments		20
Other receivables		3
Total assets		1,080,682

Liabilities
Payable for investments purchased	$ 18,335
Payable for fund shares redeemed	1,070
Accrued management fee	326
Distribution and service plan fees payable	380
Other affiliated payables	213
Other payables and accrued expenses	45
Collateral on securities loaned, at value	3,726
Total liabilities		24,095

Net Assets		$ 1,056,587
Net Assets consist of:
Paid in capital		$ 789,144
Undistributed net investment income		5,678
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		86,808
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		174,957
Net Assets		$ 1,056,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($369,439.64 ÷ 20,322.241 shares)	$ 18.18

Maximum offering price per share (100/94.25 of $18.18)	$ 19.29
Class T: Net Asset Value and redemption price per share ($384,621.04 ÷ 21,242.364 shares)	$ 18.11

Maximum offering price per share (100/96.50 of $18.11)	$ 18.77
Class B: Net Asset Value and offering price per share ($12,416.46 ÷ 709.270 shares)A	$ 17.51

Class C: Net Asset Value and offering price per share ($167,385.69 ÷ 9,579.022 shares)A	$ 17.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($122,609.22 ÷ 6,497.416 shares)	$ 18.87

Class Z: Net Asset Value, offering price and redemption price per share ($114.88 ÷ 6.087 shares)	$ 18.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 9,953
Special dividends		2,353
Interest		35
Income from Fidelity Central Funds		80
Total income		12,421

Expenses
Management fee Basic fee	$ 2,856
Performance adjustment	(916)
Transfer agent fees	1,102
Distribution and service plan fees	2,268
Accounting and security lending fees	172
Custodian fees and expenses	69
Independent trustees' compensation	2
Registration fees	82
Audit	32
Legal	3
Miscellaneous	4
Total expenses before reductions	5,674
Expense reductions	(11)	5,663
Net investment income (loss)		6,758
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,517
Foreign currency transactions	(58)
Futures contracts	863
Total net realized gain (loss)		91,322
Change in net unrealized appreciation (depreciation) on: Investment securities	(37,988)
Assets and liabilities in foreign currencies	(6)
Futures contracts	343
Total change in net unrealized appreciation (depreciation)		(37,651)
Net gain (loss)		53,671
Net increase (decrease) in net assets resulting from operations		$ 60,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,758	$ 6,658
Net realized gain (loss)	91,322	96,937
Change in net unrealized appreciation (depreciation)	(37,651)	145,253
Net increase (decrease) in net assets resulting from operations	60,429	248,848
Distributions to shareholders from net investment income	(4,242)	(5,093)
Distributions to shareholders from net realized gain	(420)	-
Total distributions	(4,662)	(5,093)
Share transactions - net increase (decrease)	(59,716)	(30,529)
Total increase (decrease) in net assets	(3,949)	213,226

Net Assets
Beginning of period	1,060,536	847,310
End of period (including undistributed net investment income of $5,678 and undistributed net investment income of $3,162, respectively)	$ 1,056,587	$ 1,060,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.23	$ 13.33	$ 11.45	$ 11.58	$ 9.95	$ 6.64
Income from Investment Operations
Net investment income (loss) E	.13 K	.13	.07	.02	.03H	.04
Net realized and unrealized gain (loss)	.92	3.87	1.81	(.09)	1.66	3.41
Total from investment operations	1.05	4.00	1.88	(.07)	1.69	3.45
Distributions from net investment income	(.09)	(.10)	-	-	(.02)	(.14)
Distributions from net realized gain	(.01)	-	-	(.06)	(.05)	-
Total distributions	(.10)	(.10)	-	(.06)	(.06)J	(.14)
Net asset value, end of period	$ 18.18	$ 17.23	$ 13.33	$ 11.45	$ 11.58	$ 9.95
Total ReturnB, C, D	6.12%	30.26%	16.42%	(.63)%	17.09%	52.97%
Ratios to Average Net Assets F, I
Expenses before reductions	.91%A	.98%	1.21%	1.36%	1.36%	1.08%
Expenses net of fee waivers, if any	.91%A	.98%	1.21%	1.33%	1.25%	1.08%
Expenses net of all reductions	.91%A	.97%	1.20%	1.33%	1.24%	1.08%
Net investment income (loss)	1.48%A,K	.87%	.53%	.16%	.24%H	.56%
Supplemental Data
Net assets, end of period (in millions)	$ 369	$ 369	$ 301	$ 295	$ 285	$ 240
Portfolio turnover rateG	141%A	70%	64%	68%	80%	88%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.06 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.045 per share. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.15	$ 13.26	$ 11.42	$ 11.55	$ 9.92	$ 6.60
Income from Investment Operations
Net investment income (loss) E	.11 L	.10	.04	(.01)	-H,J	.03
Net realized and unrealized gain (loss)	.91	3.86	1.80	(.09)	1.67	3.39
Total from investment operations	1.02	3.96	1.84	(.10)	1.67	3.42
Distributions from net investment income	(.06)	(.07)	-	-	-	(.10)
Distributions from net realized gain	(.01)	-	-	(.03)	(.04)	-
Total distributions	(.06)K	(.07)	-	(.03)	(.04)	(.10)
Net asset value, end of period	$ 18.11	$ 17.15	$ 13.26	$ 11.42	$ 11.55	$ 9.92
Total ReturnB, C, D	5.99%	30.05%	16.11%	(.90)%	16.88%	52.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.15%A	1.20%	1.42%	1.57%	1.57%	1.31%
Expenses net of fee waivers, if any	1.15%A	1.20%	1.42%	1.55%	1.50%	1.31%
Expenses net of all reductions	1.14%A	1.19%	1.42%	1.54%	1.49%	1.30%
Net investment income (loss)	1.25%A,L	.65%	.32%	(.06)%	(.01)%H	.34%
Supplemental Data
Net assets, end of period (in millions)	$ 385	$ 375	$ 304	$ 294	$ 322	$ 305
Portfolio turnover rateG	141%A	70%	64%	68%	80%	88%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.007 per share. LInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57	$ 12.82	$ 11.11	$ 11.26	$ 9.68	$ 6.42
Income from Investment Operations
Net investment income (loss) E	.05J	.01	(.03)	(.07)	(.05) H	(.01)
Net realized and unrealized gain (loss)	.90	3.74	1.74	(.08)	1.63	3.31
Total from investment operations	.95	3.75	1.71	(.15)	1.58	3.30
Distributions from net investment income	-	-	-	-	-	(.04)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.01)	-	-	-	-	(.04)
Net asset value, end of period	$ 17.51	$ 16.57	$ 12.82	$ 11.11	$ 11.26	$ 9.68
Total ReturnB, C, D	5.72%	29.25%	15.39%	(1.33)%	16.32%	51.61%
Ratios to Average Net Assets F, I
Expenses before reductions	1.75%A	1.79%	1.99%	2.14%	2.13%	1.81%
Expenses net of fee waivers, if any	1.75%A	1.79%	1.99%	2.09%	2.00%	1.81%
Expenses net of all reductions	1.74%A	1.78%	1.99%	2.09%	2.00%	1.80%
Net investment income (loss)	.65%A,J	.06%	(.25)%	(.61)%	(.51)%H	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 15	$ 17	$ 22	$ 43	$ 69
Portfolio turnover rateG	141%A	70%	64%	68%	80%	88%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.54	$ 12.79	$ 11.07	$ 11.22	$ 9.65	$ 6.41
Income from Investment Operations
Net investment income (loss) E	.06K	.02	(.02)	(.07)	(.05) H	(.01)
Net realized and unrealized gain (loss)	.88	3.73	1.74	(.08)	1.62	3.30
Total from investment operations	.94	3.75	1.72	(.15)	1.57	3.29
Distributions from net investment income	-	-J	-	-	-	(.05)
Distributions from net realized gain	(.01)	-	-	-	-J	-
Total distributions	(.01)	-J	-	-	-J	(.05)
Net asset value, end of period	$ 17.47	$ 16.54	$ 12.79	$ 11.07	$ 11.22	$ 9.65
Total ReturnB, C, D	5.67%	29.36%	15.54%	(1.34)%	16.31%	51.79%
Ratios to Average Net Assets F, I
Expenses before reductions	1.66%A	1.72%	1.94%	2.08%	2.08%	1.81%
Expenses net of fee waivers, if any	1.66%A	1.72%	1.94%	2.06%	2.00%	1.81%
Expenses net of all reductions	1.66%A	1.71%	1.93%	2.05%	1.99%	1.81%
Net investment income (loss)	.73%A,K	.13%	(.20)%	(.57)%	(.51)%H	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 167	$ 160	$ 123	$ 124	$ 129	$ 125
Portfolio turnover rateG	141%A	70%	64%	68%	80%	88%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. K Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .28%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.91	$ 13.86	$ 11.88	$ 12.00	$ 10.31	$ 6.73
Income from Investment Operations
Net investment income (loss) D	.16I	.18	.11	.06	.05G	.08
Net realized and unrealized gain (loss)	.95	4.02	1.87	(.09)	1.74	3.52
Total from investment operations	1.11	4.20	1.98	(.03)	1.79	3.60
Distributions from net investment income	(.14)	(.15)	-	(.02)	(.06)	(.02)
Distributions from net realized gain	(.01)	-	-	(.07)	(.04)	-
Total distributions	(.15)	(.15)	-	(.09)	(.10)	(.02)
Net asset value, end of period	$ 18.87	$ 17.91	$ 13.86	$ 11.88	$ 12.00	$ 10.31
Total ReturnB, C	6.26%	30.63%	16.67%	(.33)%	17.47%	53.57%
Ratios to Average Net Assets E, H
Expenses before reductions	.66%A	.70%	.91%	1.04%	1.03%	.70%
Expenses net of fee waivers, if any	.66%A	.70%	.91%	1.03%	1.00%	.70%
Expenses net of all reductions	.66%A	.69%	.90%	1.02%	.99%	.69%
Net investment income (loss)	1.74%A,I	1.15%	.83%	.46%	.49%G	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 123	$ 135	$ 103	$ 83	$ 73	$ 66
Portfolio turnover rateF	141%A	70%	64%	68%	80%	88%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2014	Year ended November 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.92	$ 16.59
Income from Investment Operations
Net investment income (loss) D	.17J	.06
Net realized and unrealized gain (loss)	.95	1.27
Total from investment operations	1.12	1.33
Distributions from net investment income	(.17)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.17)I	-
Net asset value, end of period	$ 18.87	$ 17.92
Total ReturnB, C	6.35%	8.02%
Ratios to Average Net Assets E, H
Expenses before reductions	.49%A	.54%A
Expenses net of fee waivers, if any	.49%A	.54%A
Expenses net of all reductions	.49%A	.52%A
Net investment income (loss)	1.91%A,J	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ -	$ 7
Portfolio turnover rateF	141%A	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to November 30, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.17 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.007 per share. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.45%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 184,521
Gross unrealized depreciation	(13,324)
Net unrealized appreciation (depreciation) on securities and other investments	$ 171,197
Tax cost	$ 885,183

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of eight hundred and sixty three dollars and a change in net unrealized appreciation (depreciation) of three hundred and forty three dollars related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $713,163 and $792,684, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P 500® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .37% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 454	$ 9
Class T	.25%	.25%	937	7
Class B	.75%	.25%	67	51
Class C	.75%	.25%	810	69
			$ 2,268	$ 136

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45
Class T	10
Class B*	4
Class C*	3
$ 62

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 399.22
Class T	378.20
Class B	20.30
Class C	177.22
Institutional Class	126.22
Class Z	2.05
	$ 1,102

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $15 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $63, including $3 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013 A
From net investment income
Class A	$ 1,902	$ 2,287
Class T	1,201	1,666
Class C	-	38
Institutional Class	1,071	1,102
Class Z	68	-
Total	$ 4,242	$ 5,093

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders - continued

	Six months ended May 31, 2014	Year ended November 30, 2013 A
From net realized gain
Class A	$ 147	$ -
Class T	152	-
Class B	6	-
Class C	68	-
Institutional Class	44	-
Class Z	3	-
Total	$ 420	$ -

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class A
Shares sold	1,400	3,250	$ 24,360	$ 49,173
Reinvestment of distributions	107	152	1,806	2,006
Shares redeemed	(2,583)	(4,572)	(45,054)	(69,790)
Net increase (decrease)	(1,076)	(1,170)	$ (18,888)	$ (18,611)
Class T
Shares sold	1,991	4,665	$ 34,556	$ 69,969
Reinvestment of distributions	77	122	1,302	1,600
Shares redeemed	(2,680)	(5,859)	(46,453)	(87,860)
Net increase (decrease)	(612)	(1,072)	$ (10,595)	$ (16,291)
Class B
Shares sold	23	81	$ 374	$ 1,199
Reinvestment of distributions	0 *	-	5	-
Shares redeemed	(202)	(486)	(3,384)	(7,004)
Net increase (decrease)	(179)	(405)	$ (3,005)	$ (5,805)
Class C
Shares sold	581	1,435	$ 9,731	$ 21,000
Reinvestment of distributions	3	3	58	32
Shares redeemed	(669)	(1,415)	(11,239)	(20,479)
Net increase (decrease)	(85)	23	$ (1,450)	$ 553
Institutional Class
Shares sold	896	1,599	$ 16,196	$ 25,325
Reinvestment of distributions	59	75	1,027	1,032
Shares redeemed	(2,009)	(1,526)	(35,555)	(24,057)
Net increase (decrease)	(1,054)	148	$ (18,332)	$ 2,300

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class Z
Shares sold	23	420	$ 420	$ 7,441
Reinvestment of distributions	4	-	71	-
Shares redeemed	(434)	(7)	(7,937)	(116)
Net increase (decrease)	(407)	413	$ (7,446)	$ 7,325

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

* Amount represents less than 1,000 shares.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADGFZ-USAN-0714
1.9585504.100

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Equity Growth

Fund - Institutional Class

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	1.07%
Actual		$ 1,000.00	$ 1,072.20	$ 5.53
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class T	1.28%
Actual		$ 1,000.00	$ 1,071.20	$ 6.61
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.44
Class B	1.89%
Actual		$ 1,000.00	$ 1,068.00	$ 9.74
HypotheticalA		$ 1,000.00	$ 1,015.51	$ 9.50
Class C	1.82%
Actual		$ 1,000.00	$ 1,068.40	$ 9.39
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,073.90	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.09	$ 3.88
Class Z	.63%
Actual		$ 1,000.00	$ 1,074.70	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.79	$ 3.18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	7.6	5.9
Gilead Sciences, Inc.	4.3	1.4
Keurig Green Mountain, Inc.	3.5	2.3
Harley-Davidson, Inc.	3.2	3.0
Microsoft Corp.	3.2	3.2
Google, Inc. Class A	2.5	3.8
Google, Inc. Class C	2.5	0.0
Apple, Inc.	2.3	2.6
Danaher Corp.	2.0	1.3
Actavis PLC	1.9	1.1
	33.0
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.2	27.5
Consumer Discretionary	16.1	20.4
Health Care	13.8	16.9
Industrials	11.1	7.4
Consumer Staples	9.6	9.1
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks 97.5%		Stocks 98.0%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.9%
* Foreign investments	11.1%	** Foreign investments	12.3%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.0%
Automobiles - 4.1%
Harley-Davidson, Inc.	1,631,954	$ 116,260
Tesla Motors, Inc. (a)(d)	159,863	33,215
		149,475
Distributors - 0.3%
LKQ Corp. (a)	327,600	9,088
Diversified Consumer Services - 0.8%
Anhanguera Educacional Participacoes SA	1,851,978	13,309
Bright Horizons Family Solutions, Inc. (a)	183,700	7,161
H&R Block, Inc.	316,752	9,433
		29,903
Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc. (a)	26,485	14,490
Dunkin' Brands Group, Inc.	452,136	20,238
Las Vegas Sands Corp.	99,300	7,598
Starbucks Corp.	659,401	48,295
Yum! Brands, Inc.	444,579	34,370
		124,991
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	80,416	10,909
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	56,834	17,763
TripAdvisor, Inc. (a)	182,864	17,769
		35,532
Leisure Products - 0.1%
NJOY, Inc. (a)(e)	202,642	3,430
Media - 0.8%
Comcast Corp. Class A (special) (non-vtg.)	548,938	28,457
Specialty Retail - 3.5%
CarMax, Inc. (a)	113,848	5,045
Five Below, Inc. (a)	127,900	4,630
GNC Holdings, Inc.	120,300	4,441
Home Depot, Inc.	840,444	67,429
TJX Companies, Inc.	137,559	7,490
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	178,852	15,185
Urban Outfitters, Inc. (a)	697,443	23,378
		127,598
Textiles, Apparel & Luxury Goods - 1.7%
ECLAT Textile Co. Ltd.	1,033,560	10,668
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Michael Kors Holdings Ltd. (a)	204,197	$ 19,272
NIKE, Inc. Class B	419,457	32,260
		62,200
TOTAL CONSUMER DISCRETIONARY		581,583
CONSUMER STAPLES - 9.6%
Beverages - 1.3%
Monster Beverage Corp. (a)	104,840	7,274
SABMiller PLC	372,034	20,648
The Coca-Cola Co.	426,326	17,441
		45,363
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	166,200	19,283
Sprouts Farmers Market LLC	48,315	1,309
Whole Foods Market, Inc.	357,383	13,666
		34,258
Food Products - 4.7%
Keurig Green Mountain, Inc.	1,102,591	124,350
Mead Johnson Nutrition Co. Class A	252,185	22,563
The Hershey Co.	232,859	22,666
		169,579
Household Products - 1.8%
Procter & Gamble Co.	794,591	64,195
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	77,200	5,915
Herbalife Ltd.	428,966	27,810
		33,725
TOTAL CONSUMER STAPLES		347,120
ENERGY - 4.3%
Energy Equipment & Services - 2.0%
Dril-Quip, Inc. (a)	126,730	12,954
Halliburton Co.	150,800	9,748
Oceaneering International, Inc.	324,370	23,371
Pason Systems, Inc.	417,050	11,366
RigNet, Inc. (a)	325,698	15,445
		72,884
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc. (a)	156,900	$ 10,686
Continental Resources, Inc. (a)	158,710	22,277
EOG Resources, Inc.	170,800	18,071
EQT Midstream Partners LP	13,000	1,068
Noble Energy, Inc.	133,000	9,585
Phillips 66 Partners LP	10,000	606
Pioneer Natural Resources Co.	83,502	17,549
Targa Resources Corp.	28,800	3,311
		83,153
TOTAL ENERGY		156,037
FINANCIALS - 8.0%
Banks - 1.1%
HDFC Bank Ltd. sponsored ADR	866,396	39,014
Capital Markets - 5.1%
BlackRock, Inc. Class A	72,600	22,136
E*TRADE Financial Corp. (a)	1,217,511	24,801
Fortress Investment Group LLC	497,300	3,531
Harvest Capital Credit Corp.	82,524	1,197
Invesco Ltd.	1,044,123	38,319
KKR & Co. LP	463,304	10,531
Legg Mason, Inc.	306,058	14,948
The Blackstone Group LP	2,222,233	69,067
		184,530
Consumer Finance - 0.7%
American Express Co.	216,823	19,839
Shriram Transport Finance Co. Ltd.	368,982	5,904
		25,743
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	73,900	9,484
McGraw Hill Financial, Inc.	271,175	22,174
		31,658
Real Estate Management & Development - 0.2%
Leopalace21 Corp. (a)	248,300	1,135
Realogy Holdings Corp. (a)	203,881	7,580
		8,715
TOTAL FINANCIALS		289,660
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.8%
Biotechnology - 8.8%
Acceleron Pharma, Inc.	146,400	$ 4,345
Actelion Ltd.	56,084	5,574
Alexion Pharmaceuticals, Inc. (a)	162,725	27,064
Biogen Idec, Inc. (a)	216,216	69,053
BioMarin Pharmaceutical, Inc. (a)	271,279	15,723
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	25
Enanta Pharmaceuticals, Inc. (a)(d)	319,656	12,141
Gilead Sciences, Inc. (a)	1,920,947	156,000
Insmed, Inc. (a)	887,520	11,662
Kamada (a)(d)	429,983	3,444
Ophthotech Corp.	152,216	6,195
uniQure B.V.	100,900	873
Vanda Pharmaceuticals, Inc. (a)	623,542	6,416
		318,515
Health Care Equipment & Supplies - 0.5%
AxoGen, Inc. (a)	160,469	404
GI Dynamics, Inc. CDI (a)	547,818	278
The Cooper Companies, Inc.	145,993	18,836
		19,518
Health Care Providers & Services - 0.4%
Apollo Hospitals Enterprise Ltd.	372,049	5,705
Qualicorp SA (a)	764,500	8,053
		13,758
Health Care Technology - 0.1%
Cerner Corp. (a)	107,000	5,783
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	177,598	28,105
Pharmaceuticals - 3.2%
AbbVie, Inc.	460,251	25,005
Actavis PLC (a)	335,957	71,068
AVANIR Pharmaceuticals Class A (a)	449,144	2,371
Perrigo Co. PLC	125,091	17,288
		115,732
TOTAL HEALTH CARE		501,411
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.7%
TransDigm Group, Inc.	168,677	$ 31,831
United Technologies Corp.	578,711	67,258
		99,089
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	113,180	6,435
Building Products - 0.3%
A.O. Smith Corp.	212,338	10,485
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	656,967	20,064
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	305,615	16,830
MasTec, Inc. (a)	58,800	2,117
		18,947
Electrical Equipment - 0.6%
AMETEK, Inc.	268,355	14,244
Power Solutions International, Inc. (a)	103,136	8,044
		22,288
Industrial Conglomerates - 2.5%
Danaher Corp.	929,214	72,878
Roper Industries, Inc.	134,969	19,122
		92,000
Machinery - 2.3%
Allison Transmission Holdings, Inc.	489,200	15,151
Caterpillar, Inc.	268,363	27,435
Manitowoc Co., Inc.	1,119,948	30,295
Sarine Technologies Ltd.	1,701,000	3,675
Sun Hydraulics Corp.	45,000	1,661
Weg SA	371,280	4,311
		82,528
Professional Services - 0.8%
Equifax, Inc.	117,071	8,287
Verisk Analytics, Inc. (a)	321,529	19,031
		27,318
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	277,000	21,512
TOTAL INDUSTRIALS		400,666
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 0.5%
QUALCOMM, Inc.	222,400	$ 17,892
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	429,023	25,510
Internet Software & Services - 15.7%
Cornerstone OnDemand, Inc. (a)	200,132	8,043
CoStar Group, Inc. (a)	30,100	4,772
Cvent, Inc.	457,278	11,441
Demandware, Inc. (a)	143,000	8,707
Facebook, Inc. Class A (a)	4,321,000	273,518
Google, Inc.:
Class A (a)	160,150	91,550
Class C (a)	160,150	89,841
Naver Corp.	35,174	26,121
SPS Commerce, Inc. (a)	195,299	11,111
Textura Corp. (d)	841,889	17,621
Xoom Corp. (a)	57,100	1,268
Yahoo!, Inc. (a)	763,753	26,464
		570,457
IT Services - 2.2%
Gartner, Inc. Class A (a)	198,160	14,087
Visa, Inc. Class A	299,408	64,322
		78,409
Semiconductors & Semiconductor Equipment - 0.2%
MediaTek, Inc.	521,000	8,448
Software - 7.6%
Activision Blizzard, Inc.	87,600	1,820
ANSYS, Inc. (a)	4,168	306
Computer Modelling Group Ltd.	432,800	11,971
Diligent Board Member Services, Inc. (a)	12,137	43
Electronic Arts, Inc. (a)	962,645	33,818
Fleetmatics Group PLC (a)	124,200	3,540
Microsoft Corp.	2,815,100	115,250
salesforce.com, Inc. (a)	1,126,092	59,266
ServiceNow, Inc. (a)	85,100	4,452
SolarWinds, Inc. (a)	233,812	9,140
Solera Holdings, Inc.	61,100	3,987
SS&C Technologies Holdings, Inc. (a)	620,646	26,471
The Rubicon Project, Inc. (d)	289,182	3,670
		273,734
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	131,361	$ 83,152
TOTAL INFORMATION TECHNOLOGY		1,057,602
MATERIALS - 4.7%
Chemicals - 2.2%
FMC Corp.	291,153	22,291
Monsanto Co.	216,163	26,339
Sherwin-Williams Co.	142,145	29,084
		77,714
Construction Materials - 2.5%
Eagle Materials, Inc.	601,850	52,343
James Hardie Industries PLC sponsored ADR	164,473	11,000
Vulcan Materials Co.	471,130	28,725
		92,068
TOTAL MATERIALS		169,782
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
8x8, Inc. (a)	867,708	6,525
UTILITIES - 0.6%
Electric Utilities - 0.6%
ITC Holdings Corp.	630,289	23,069
TOTAL COMMON STOCKS (Cost $2,718,813)		3,533,455
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e) (Cost $4,044)	875,350	4,044
Money Market Funds - 2.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	58,215,913	$ 58,216
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	48,198,050	48,198
TOTAL MONEY MARKET FUNDS (Cost $106,414)		106,414
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,829,271)		3,643,913
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(19,631)
NET ASSETS - 100%		$ 3,624,282
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,474,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,044
NJOY, Inc.	9/11/13	$ 1,637
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 34
Fidelity Securities Lending Cash Central Fund	388
Total	$ 422
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 585,627	$ 578,153	$ -	$ 7,474
Consumer Staples	347,120	347,120	-	-
Energy	156,037	156,037	-	-
Financials	289,660	288,525	1,135	-
Health Care	501,411	501,386	25	-
Industrials	400,666	400,666	-	-
Information Technology	1,057,602	1,057,602	-	-
Materials	169,782	169,782	-	-
Telecommunication Services	6,525	6,525	-	-
Utilities	23,069	23,069	-	-
Money Market Funds	106,414	106,414	-	-
Total Investments in Securities:	$ 3,643,913	$ 3,635,279	$ 1,160	$ 7,474
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.9%
Ireland	3.0%
India	1.5%
Bermuda	1.1%
Others (Individually Less Than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,425) - See accompanying schedule: Unaffiliated issuers (cost $2,722,857)	$ 3,537,499
Fidelity Central Funds (cost $106,414)	106,414
Total Investments (cost $2,829,271)		$ 3,643,913
Cash		91
Receivable for investments sold		48,410
Receivable for fund shares sold		1,374
Dividends receivable		2,811
Distributions receivable from Fidelity Central Funds		109
Prepaid expenses		1
Other receivables		159
Total assets		3,696,868

Liabilities
Payable for investments purchased	$ 15,994
Payable for fund shares redeemed	5,027
Accrued management fee	1,628
Distribution and service plan fees payable	849
Other affiliated payables	675
Other payables and accrued expenses	215
Collateral on securities loaned, at value	48,198
Total liabilities		72,586

Net Assets		$ 3,624,282
Net Assets consist of:
Paid in capital		$ 3,061,219
Accumulated net investment loss		(7,091)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(244,468)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		814,622
Net Assets		$ 3,624,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($794,172.48 ÷ 9,158.679 shares)	$ 86.71

Maximum offering price per share (100/94.25 of $86.71)	$ 92.00
Class T: Net Asset Value and redemption price per share ($1,313,573.04 ÷ 15,269.614 shares)	$ 86.03

Maximum offering price per share (100/96.50 of $86.03)	$ 89.15
Class B: Net Asset Value and offering price per share ($19,942.37 ÷ 259.679 shares)A	$ 76.80

Class C: Net Asset Value and offering price per share ($162,860.44 ÷ 2,084.485 shares)A	$ 78.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,333,615.49 ÷ 14,385.949 shares)	$ 92.70

Class Z: Net Asset Value, offering price and redemption price per share ($118.24 ÷ 1.274 shares)	$ 92.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 16,305
Income from Fidelity Central Funds		422
Total income		16,727

Expenses
Management fee	$ 9,946
Transfer agent fees	3,548
Distribution and service plan fees	5,203
Accounting and security lending fees	523
Custodian fees and expenses	64
Independent trustees' compensation	8
Registration fees	66
Audit	37
Legal	10
Interest	1
Miscellaneous	14
Total expenses before reductions	19,420
Expense reductions	(38)	19,382
Net investment income (loss)		(2,655)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	267,292
Foreign currency transactions	(283)
Total net realized gain (loss)		267,009
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,027)
Assets and liabilities in foreign currencies	(19)
Total change in net unrealized appreciation (depreciation)		(17,046)
Net gain (loss)		249,963
Net increase (decrease) in net assets resulting from operations		$ 247,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,655)	$ (1,083)
Net realized gain (loss)	267,009	645,979
Change in net unrealized appreciation (depreciation)	(17,046)	266,591
Net increase (decrease) in net assets resulting from operations	247,308	911,487
Distributions to shareholders from net investment income	-	(3,311)
Share transactions - net increase (decrease)	(124,999)	(367,790)
Total increase (decrease) in net assets	122,309	540,386

Net Assets
Beginning of period	3,501,973	2,961,587
End of period (including accumulated net investment loss of $7,091 and accumulated net investment loss of $4,436, respectively)	$ 3,624,282	$ 3,501,973

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 80.87	$ 61.77	$ 54.56	$ 50.75	$ 42.07	$ 34.36
Income from Investment Operations
Net investment income (loss) E	(.06)	(.05)	.02	(.04)	(.14)	(.01)
Net realized and unrealized gain (loss)	5.90	19.15	7.30	3.90	8.82	7.79
Total from investment operations	5.84	19.10	7.32	3.86	8.68	7.78
Distributions from net investment income	-	-	-	-	-	(.06)
Distributions from net realized gain	-	-	(.11)	(.05)	-	(.02)
Total distributions	-	-	(.11)	(.05)	-	(.07) I
Net asset value, end of period	$ 86.71	$ 80.87	$ 61.77	$ 54.56	$ 50.75	$ 42.07
Total Return B, C, D	7.22%	30.92%	13.45%	7.61%	20.63%	22.71%
Ratios to Average Net Assets F, H
Expenses before reductions	1.07% A	1.11%	1.14%	1.15%	1.16%	1.19%
Expenses net of fee waivers, if any	1.07% A	1.11%	1.14%	1.15%	1.16%	1.19%
Expenses net of all reductions	1.07% A	1.10%	1.14%	1.14%	1.15%	1.18%
Net investment income (loss)	(.15)% A	(.07)%	.04%	(.08)%	(.31)%	(.04)%
Supplemental Data
Net assets, end of period (in millions)	$ 794	$ 772	$ 632	$ 609	$ 636	$ 640
Portfolio turnover rate G	49% A	81%	73%	70%	71%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.07 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 80.31	$ 61.45	$ 54.26	$ 50.51	$ 41.94	$ 34.25
Income from Investment Operations
Net investment income (loss) E	(.15)	(.17)	(.08)	(.14)	(.22)	(.09)
Net realized and unrealized gain (loss)	5.87	19.03	7.27	3.89	8.79	7.78
Total from investment operations	5.72	18.86	7.19	3.75	8.57	7.69
Net asset value, end of period	$ 86.03	$ 80.31	$ 61.45	$ 54.26	$ 50.51	$ 41.94
Total Return B, C, D	7.12%	30.69%	13.25%	7.42%	20.43%	22.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28% A	1.29%	1.31%	1.32%	1.34%	1.39%
Expenses net of fee waivers, if any	1.28% A	1.29%	1.31%	1.32%	1.34%	1.39%
Expenses net of all reductions	1.28% A	1.28%	1.31%	1.31%	1.33%	1.39%
Net investment income (loss)	(.35)% A	(.25)%	(.13)%	(.25)%	(.48)%	(.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,314	$ 1,283	$ 1,108	$ 1,139	$ 1,246	$ 1,268
Portfolio turnover rate G	49% A	81%	73%	70%	71%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 71.91	$ 55.36	$ 49.17	$ 46.04	$ 38.45	$ 31.57
Income from Investment Operations
Net investment income (loss) E	(.36)	(.52)	(.39)	(.42)	(.44)	(.26)
Net realized and unrealized gain (loss)	5.25	17.07	6.58	3.55	8.03	7.14
Total from investment operations	4.89	16.55	6.19	3.13	7.59	6.88
Net asset value, end of period	$ 76.80	$ 71.91	$ 55.36	$ 49.17	$ 46.04	$ 38.45
Total Return B, C, D	6.80%	29.90%	12.59%	6.80%	19.74%	21.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89% A	1.89%	1.90%	1.90%	1.91%	1.94%
Expenses net of fee waivers, if any	1.89% A	1.89%	1.90%	1.90%	1.91%	1.94%
Expenses net of all reductions	1.89% A	1.88%	1.90%	1.90%	1.91%	1.93%
Net investment income (loss)	(.97)% A	(.85)%	(.72)%	(.83)%	(1.06)%	(.79)%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 23	$ 26	$ 35	$ 54	$ 70
Portfolio turnover rate G	49% A	81%	73%	70%	71%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 73.13	$ 56.27	$ 49.96	$ 46.77	$ 39.05	$ 32.06
Income from Investment Operations
Net investment income (loss) E	(.34)	(.50)	(.37)	(.41)	(.44)	(.26)
Net realized and unrealized gain (loss)	5.34	17.36	6.68	3.60	8.16	7.25
Total from investment operations	5.00	16.86	6.31	3.19	7.72	6.99
Net asset value, end of period	$ 78.13	$ 73.13	$ 56.27	$ 49.96	$ 46.77	$ 39.05
Total Return B, C, D	6.84%	29.96%	12.63%	6.82%	19.77%	21.80%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82% A	1.84%	1.86%	1.88%	1.90%	1.94%
Expenses net of fee waivers, if any	1.82% A	1.84%	1.86%	1.88%	1.90%	1.94%
Expenses net of all reductions	1.81% A	1.83%	1.86%	1.87%	1.90%	1.93%
Net investment income (loss)	(.89)% A	(.79)%	(.68)%	(.81)%	(1.05)%	(.79)%
Supplemental Data
Net assets, end of period (in millions)	$ 163	$ 157	$ 133	$ 136	$ 143	$ 142
Portfolio turnover rate G	49% A	81%	73%	70%	71%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 86.32	$ 65.92	$ 58.24	$ 54.14	$ 44.71	$ 36.61
Income from Investment Operations
Net investment income (loss) D	.07	.20	.25	.16	.02	.12
Net realized and unrealized gain (loss)	6.31	20.40	7.75	4.16	9.41	8.27
Total from investment operations	6.38	20.60	8.00	4.32	9.43	8.39
Distributions from net investment income	-	(.20)	-	-	-	(.27)
Distributions from net realized gain	-	-	(.32)	(.22)	-	(.02)
Total distributions	-	(.20)	(.32)	(.22)	-	(.29) H
Net asset value, end of period	$ 92.70	$ 86.32	$ 65.92	$ 58.24	$ 54.14	$ 44.71
Total Return B, C	7.39%	31.36%	13.83%	7.99%	21.09%	23.11%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.78%	.80%	.80%	.80%	.85%
Expenses net of fee waivers, if any	.77% A	.78%	.80%	.80%	.80%	.85%
Expenses net of all reductions	.77% A	.77%	.79%	.79%	.80%	.84%
Net investment income (loss)	.16% A	.27%	.39%	.27%	.05%	.30%
Supplemental Data
Net assets, end of period (in millions)	$ 1,334	$ 1,266	$ 1,063	$ 897	$ 973	$ 983
Portfolio turnover rate F	49% A	81%	73%	70%	71%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 86.36	$ 78.49
Income from Investment Operations
Net investment income (loss) D	.13	.09
Net realized and unrealized gain (loss)	6.32	7.78
Total from investment operations	6.45	7.87
Net asset value, end of period	$ 92.81	$ 86.36
Total ReturnB, C	7.47%	10.03%
Ratios to Average Net Assets E,H
Expenses before reductions	.64% A	.64% A
Expenses net of fee waivers, if any	.64% A	.64% A
Expenses net of all reductions	.63% A	.63% A
Net investment income (loss)	.29% A	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 110
Portfolio turnover rate F	49% A	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 855,050
Gross unrealized depreciation	(50,835)
Net unrealized appreciation (depreciation) on securities and other investments	$ 804,215

Tax cost	$ 2,839,698

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (503,654)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $872,566 and $1,019,659, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 998	$ 24
Class T	.25%	.25%	3,290	43
Class B	.75%	.25%	109	82
Class C	.75%	.25%	806	42
			$ 5,203	$ 191

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 56
Class T	17
Class B*	6
Class C*	3
$ 82

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 930.23
Class T	1,228.19
Class B	33.30
Class C	181.22
Institutional Class	1,176.18
Class Z	-**	.04
	$ 3,548

* Annualized

** Amount represents twenty-six dollars.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,999.31%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $209. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $388, including $23 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $38 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Institutional Class	$ -	$ 3,311

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013 A	Six months ended May 31, 2014	Year ended November 30, 2013 A
Class A
Shares sold	736	1,339	$ 63,191	$ 93,392
Shares redeemed	(1,120)	(2,021)	(95,589)	(140,383)
Net increase (decrease)	(384)	(682)	$ (32,398)	$ (46,991)
Class T
Shares sold	883	1,688	$ 74,683	$ 116,336
Shares redeemed	(1,594)	(3,732)	(134,254)	(255,751)
Net increase (decrease)	(711)	(2,044)	$ (59,571)	$ (139,415)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013 A	Six months ended May 31, 2014	Year ended November 30, 2013 A
Class B
Shares sold	2	5	$ 101	$ 343
Shares redeemed	(63)	(159)	(4,726)	(9,702)
Net increase (decrease)	(61)	(154)	$ (4,625)	$ (9,359)
Class C
Shares sold	124	155	$ 9,694	$ 9,843
Shares redeemed	(193)	(367)	(14,677)	(22,580)
Net increase (decrease)	(69)	(212)	$ (4,983)	$ (12,737)
Institutional Class
Shares sold	1,314	4,554	$ 120,410	$ 315,218
Reinvestment of distributions	-	50	-	3,246
Shares redeemed	(1,597)	(6,060) B	(143,832)	(477,852) B
Net increase (decrease)	(283)	(1,456)	$ (23,422)	$ (159,388)
Class Z
Shares sold	-	1	$ -	$ 100
Net increase (decrease)	-	1	$ -	$ 100

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 26% of the total outstanding shares of the Fund.

Effective after the close of business on June 6, 2014, 10,458,435 shares of the Fund held by the Fidelity Advisor Freedom Funds were redeemed for investments with a value of $986,638,301. The Fidelity Advisor Freedom Funds' ownership in the Fund was reduced to 0%. The Fund did not recognize gain or loss for federal income tax purposes.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPGI-USAN-0714
1.786784.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	1.07%
Actual		$ 1,000.00	$ 1,072.20	$ 5.53
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class T	1.28%
Actual		$ 1,000.00	$ 1,071.20	$ 6.61
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.44
Class B	1.89%
Actual		$ 1,000.00	$ 1,068.00	$ 9.74
HypotheticalA		$ 1,000.00	$ 1,015.51	$ 9.50
Class C	1.82%
Actual		$ 1,000.00	$ 1,068.40	$ 9.39
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,073.90	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.09	$ 3.88
Class Z	.63%
Actual		$ 1,000.00	$ 1,074.70	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.79	$ 3.18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	7.6	5.9
Gilead Sciences, Inc.	4.3	1.4
Keurig Green Mountain, Inc.	3.5	2.3
Harley-Davidson, Inc.	3.2	3.0
Microsoft Corp.	3.2	3.2
Google, Inc. Class A	2.5	3.8
Google, Inc. Class C	2.5	0.0
Apple, Inc.	2.3	2.6
Danaher Corp.	2.0	1.3
Actavis PLC	1.9	1.1
	33.0
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.2	27.5
Consumer Discretionary	16.1	20.4
Health Care	13.8	16.9
Industrials	11.1	7.4
Consumer Staples	9.6	9.1
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks 97.5%		Stocks 98.0%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.9%
* Foreign investments	11.1%	** Foreign investments	12.3%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.0%
Automobiles - 4.1%
Harley-Davidson, Inc.	1,631,954	$ 116,260
Tesla Motors, Inc. (a)(d)	159,863	33,215
		149,475
Distributors - 0.3%
LKQ Corp. (a)	327,600	9,088
Diversified Consumer Services - 0.8%
Anhanguera Educacional Participacoes SA	1,851,978	13,309
Bright Horizons Family Solutions, Inc. (a)	183,700	7,161
H&R Block, Inc.	316,752	9,433
		29,903
Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc. (a)	26,485	14,490
Dunkin' Brands Group, Inc.	452,136	20,238
Las Vegas Sands Corp.	99,300	7,598
Starbucks Corp.	659,401	48,295
Yum! Brands, Inc.	444,579	34,370
		124,991
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	80,416	10,909
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	56,834	17,763
TripAdvisor, Inc. (a)	182,864	17,769
		35,532
Leisure Products - 0.1%
NJOY, Inc. (a)(e)	202,642	3,430
Media - 0.8%
Comcast Corp. Class A (special) (non-vtg.)	548,938	28,457
Specialty Retail - 3.5%
CarMax, Inc. (a)	113,848	5,045
Five Below, Inc. (a)	127,900	4,630
GNC Holdings, Inc.	120,300	4,441
Home Depot, Inc.	840,444	67,429
TJX Companies, Inc.	137,559	7,490
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	178,852	15,185
Urban Outfitters, Inc. (a)	697,443	23,378
		127,598
Textiles, Apparel & Luxury Goods - 1.7%
ECLAT Textile Co. Ltd.	1,033,560	10,668
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Michael Kors Holdings Ltd. (a)	204,197	$ 19,272
NIKE, Inc. Class B	419,457	32,260
		62,200
TOTAL CONSUMER DISCRETIONARY		581,583
CONSUMER STAPLES - 9.6%
Beverages - 1.3%
Monster Beverage Corp. (a)	104,840	7,274
SABMiller PLC	372,034	20,648
The Coca-Cola Co.	426,326	17,441
		45,363
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	166,200	19,283
Sprouts Farmers Market LLC	48,315	1,309
Whole Foods Market, Inc.	357,383	13,666
		34,258
Food Products - 4.7%
Keurig Green Mountain, Inc.	1,102,591	124,350
Mead Johnson Nutrition Co. Class A	252,185	22,563
The Hershey Co.	232,859	22,666
		169,579
Household Products - 1.8%
Procter & Gamble Co.	794,591	64,195
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	77,200	5,915
Herbalife Ltd.	428,966	27,810
		33,725
TOTAL CONSUMER STAPLES		347,120
ENERGY - 4.3%
Energy Equipment & Services - 2.0%
Dril-Quip, Inc. (a)	126,730	12,954
Halliburton Co.	150,800	9,748
Oceaneering International, Inc.	324,370	23,371
Pason Systems, Inc.	417,050	11,366
RigNet, Inc. (a)	325,698	15,445
		72,884
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc. (a)	156,900	$ 10,686
Continental Resources, Inc. (a)	158,710	22,277
EOG Resources, Inc.	170,800	18,071
EQT Midstream Partners LP	13,000	1,068
Noble Energy, Inc.	133,000	9,585
Phillips 66 Partners LP	10,000	606
Pioneer Natural Resources Co.	83,502	17,549
Targa Resources Corp.	28,800	3,311
		83,153
TOTAL ENERGY		156,037
FINANCIALS - 8.0%
Banks - 1.1%
HDFC Bank Ltd. sponsored ADR	866,396	39,014
Capital Markets - 5.1%
BlackRock, Inc. Class A	72,600	22,136
E*TRADE Financial Corp. (a)	1,217,511	24,801
Fortress Investment Group LLC	497,300	3,531
Harvest Capital Credit Corp.	82,524	1,197
Invesco Ltd.	1,044,123	38,319
KKR & Co. LP	463,304	10,531
Legg Mason, Inc.	306,058	14,948
The Blackstone Group LP	2,222,233	69,067
		184,530
Consumer Finance - 0.7%
American Express Co.	216,823	19,839
Shriram Transport Finance Co. Ltd.	368,982	5,904
		25,743
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	73,900	9,484
McGraw Hill Financial, Inc.	271,175	22,174
		31,658
Real Estate Management & Development - 0.2%
Leopalace21 Corp. (a)	248,300	1,135
Realogy Holdings Corp. (a)	203,881	7,580
		8,715
TOTAL FINANCIALS		289,660
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.8%
Biotechnology - 8.8%
Acceleron Pharma, Inc.	146,400	$ 4,345
Actelion Ltd.	56,084	5,574
Alexion Pharmaceuticals, Inc. (a)	162,725	27,064
Biogen Idec, Inc. (a)	216,216	69,053
BioMarin Pharmaceutical, Inc. (a)	271,279	15,723
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	25
Enanta Pharmaceuticals, Inc. (a)(d)	319,656	12,141
Gilead Sciences, Inc. (a)	1,920,947	156,000
Insmed, Inc. (a)	887,520	11,662
Kamada (a)(d)	429,983	3,444
Ophthotech Corp.	152,216	6,195
uniQure B.V.	100,900	873
Vanda Pharmaceuticals, Inc. (a)	623,542	6,416
		318,515
Health Care Equipment & Supplies - 0.5%
AxoGen, Inc. (a)	160,469	404
GI Dynamics, Inc. CDI (a)	547,818	278
The Cooper Companies, Inc.	145,993	18,836
		19,518
Health Care Providers & Services - 0.4%
Apollo Hospitals Enterprise Ltd.	372,049	5,705
Qualicorp SA (a)	764,500	8,053
		13,758
Health Care Technology - 0.1%
Cerner Corp. (a)	107,000	5,783
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	177,598	28,105
Pharmaceuticals - 3.2%
AbbVie, Inc.	460,251	25,005
Actavis PLC (a)	335,957	71,068
AVANIR Pharmaceuticals Class A (a)	449,144	2,371
Perrigo Co. PLC	125,091	17,288
		115,732
TOTAL HEALTH CARE		501,411
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.7%
TransDigm Group, Inc.	168,677	$ 31,831
United Technologies Corp.	578,711	67,258
		99,089
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	113,180	6,435
Building Products - 0.3%
A.O. Smith Corp.	212,338	10,485
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	656,967	20,064
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	305,615	16,830
MasTec, Inc. (a)	58,800	2,117
		18,947
Electrical Equipment - 0.6%
AMETEK, Inc.	268,355	14,244
Power Solutions International, Inc. (a)	103,136	8,044
		22,288
Industrial Conglomerates - 2.5%
Danaher Corp.	929,214	72,878
Roper Industries, Inc.	134,969	19,122
		92,000
Machinery - 2.3%
Allison Transmission Holdings, Inc.	489,200	15,151
Caterpillar, Inc.	268,363	27,435
Manitowoc Co., Inc.	1,119,948	30,295
Sarine Technologies Ltd.	1,701,000	3,675
Sun Hydraulics Corp.	45,000	1,661
Weg SA	371,280	4,311
		82,528
Professional Services - 0.8%
Equifax, Inc.	117,071	8,287
Verisk Analytics, Inc. (a)	321,529	19,031
		27,318
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	277,000	21,512
TOTAL INDUSTRIALS		400,666
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 0.5%
QUALCOMM, Inc.	222,400	$ 17,892
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	429,023	25,510
Internet Software & Services - 15.7%
Cornerstone OnDemand, Inc. (a)	200,132	8,043
CoStar Group, Inc. (a)	30,100	4,772
Cvent, Inc.	457,278	11,441
Demandware, Inc. (a)	143,000	8,707
Facebook, Inc. Class A (a)	4,321,000	273,518
Google, Inc.:
Class A (a)	160,150	91,550
Class C (a)	160,150	89,841
Naver Corp.	35,174	26,121
SPS Commerce, Inc. (a)	195,299	11,111
Textura Corp. (d)	841,889	17,621
Xoom Corp. (a)	57,100	1,268
Yahoo!, Inc. (a)	763,753	26,464
		570,457
IT Services - 2.2%
Gartner, Inc. Class A (a)	198,160	14,087
Visa, Inc. Class A	299,408	64,322
		78,409
Semiconductors & Semiconductor Equipment - 0.2%
MediaTek, Inc.	521,000	8,448
Software - 7.6%
Activision Blizzard, Inc.	87,600	1,820
ANSYS, Inc. (a)	4,168	306
Computer Modelling Group Ltd.	432,800	11,971
Diligent Board Member Services, Inc. (a)	12,137	43
Electronic Arts, Inc. (a)	962,645	33,818
Fleetmatics Group PLC (a)	124,200	3,540
Microsoft Corp.	2,815,100	115,250
salesforce.com, Inc. (a)	1,126,092	59,266
ServiceNow, Inc. (a)	85,100	4,452
SolarWinds, Inc. (a)	233,812	9,140
Solera Holdings, Inc.	61,100	3,987
SS&C Technologies Holdings, Inc. (a)	620,646	26,471
The Rubicon Project, Inc. (d)	289,182	3,670
		273,734
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	131,361	$ 83,152
TOTAL INFORMATION TECHNOLOGY		1,057,602
MATERIALS - 4.7%
Chemicals - 2.2%
FMC Corp.	291,153	22,291
Monsanto Co.	216,163	26,339
Sherwin-Williams Co.	142,145	29,084
		77,714
Construction Materials - 2.5%
Eagle Materials, Inc.	601,850	52,343
James Hardie Industries PLC sponsored ADR	164,473	11,000
Vulcan Materials Co.	471,130	28,725
		92,068
TOTAL MATERIALS		169,782
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
8x8, Inc. (a)	867,708	6,525
UTILITIES - 0.6%
Electric Utilities - 0.6%
ITC Holdings Corp.	630,289	23,069
TOTAL COMMON STOCKS (Cost $2,718,813)		3,533,455
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e) (Cost $4,044)	875,350	4,044
Money Market Funds - 2.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	58,215,913	$ 58,216
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	48,198,050	48,198
TOTAL MONEY MARKET FUNDS (Cost $106,414)		106,414
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,829,271)		3,643,913
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(19,631)
NET ASSETS - 100%		$ 3,624,282
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,474,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,044
NJOY, Inc.	9/11/13	$ 1,637
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 34
Fidelity Securities Lending Cash Central Fund	388
Total	$ 422
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 585,627	$ 578,153	$ -	$ 7,474
Consumer Staples	347,120	347,120	-	-
Energy	156,037	156,037	-	-
Financials	289,660	288,525	1,135	-
Health Care	501,411	501,386	25	-
Industrials	400,666	400,666	-	-
Information Technology	1,057,602	1,057,602	-	-
Materials	169,782	169,782	-	-
Telecommunication Services	6,525	6,525	-	-
Utilities	23,069	23,069	-	-
Money Market Funds	106,414	106,414	-	-
Total Investments in Securities:	$ 3,643,913	$ 3,635,279	$ 1,160	$ 7,474
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.9%
Ireland	3.0%
India	1.5%
Bermuda	1.1%
Others (Individually Less Than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,425) - See accompanying schedule: Unaffiliated issuers (cost $2,722,857)	$ 3,537,499
Fidelity Central Funds (cost $106,414)	106,414
Total Investments (cost $2,829,271)		$ 3,643,913
Cash		91
Receivable for investments sold		48,410
Receivable for fund shares sold		1,374
Dividends receivable		2,811
Distributions receivable from Fidelity Central Funds		109
Prepaid expenses		1
Other receivables		159
Total assets		3,696,868

Liabilities
Payable for investments purchased	$ 15,994
Payable for fund shares redeemed	5,027
Accrued management fee	1,628
Distribution and service plan fees payable	849
Other affiliated payables	675
Other payables and accrued expenses	215
Collateral on securities loaned, at value	48,198
Total liabilities		72,586

Net Assets		$ 3,624,282
Net Assets consist of:
Paid in capital		$ 3,061,219
Accumulated net investment loss		(7,091)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(244,468)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		814,622
Net Assets		$ 3,624,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($794,172.48 ÷ 9,158.679 shares)	$ 86.71

Maximum offering price per share (100/94.25 of $86.71)	$ 92.00
Class T: Net Asset Value and redemption price per share ($1,313,573.04 ÷ 15,269.614 shares)	$ 86.03

Maximum offering price per share (100/96.50 of $86.03)	$ 89.15
Class B: Net Asset Value and offering price per share ($19,942.37 ÷ 259.679 shares)A	$ 76.80

Class C: Net Asset Value and offering price per share ($162,860.44 ÷ 2,084.485 shares)A	$ 78.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,333,615.49 ÷ 14,385.949 shares)	$ 92.70

Class Z: Net Asset Value, offering price and redemption price per share ($118.24 ÷ 1.274 shares)	$ 92.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 16,305
Income from Fidelity Central Funds		422
Total income		16,727

Expenses
Management fee	$ 9,946
Transfer agent fees	3,548
Distribution and service plan fees	5,203
Accounting and security lending fees	523
Custodian fees and expenses	64
Independent trustees' compensation	8
Registration fees	66
Audit	37
Legal	10
Interest	1
Miscellaneous	14
Total expenses before reductions	19,420
Expense reductions	(38)	19,382
Net investment income (loss)		(2,655)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	267,292
Foreign currency transactions	(283)
Total net realized gain (loss)		267,009
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,027)
Assets and liabilities in foreign currencies	(19)
Total change in net unrealized appreciation (depreciation)		(17,046)
Net gain (loss)		249,963
Net increase (decrease) in net assets resulting from operations		$ 247,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,655)	$ (1,083)
Net realized gain (loss)	267,009	645,979
Change in net unrealized appreciation (depreciation)	(17,046)	266,591
Net increase (decrease) in net assets resulting from operations	247,308	911,487
Distributions to shareholders from net investment income	-	(3,311)
Share transactions - net increase (decrease)	(124,999)	(367,790)
Total increase (decrease) in net assets	122,309	540,386

Net Assets
Beginning of period	3,501,973	2,961,587
End of period (including accumulated net investment loss of $7,091 and accumulated net investment loss of $4,436, respectively)	$ 3,624,282	$ 3,501,973

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 80.87	$ 61.77	$ 54.56	$ 50.75	$ 42.07	$ 34.36
Income from Investment Operations
Net investment income (loss) E	(.06)	(.05)	.02	(.04)	(.14)	(.01)
Net realized and unrealized gain (loss)	5.90	19.15	7.30	3.90	8.82	7.79
Total from investment operations	5.84	19.10	7.32	3.86	8.68	7.78
Distributions from net investment income	-	-	-	-	-	(.06)
Distributions from net realized gain	-	-	(.11)	(.05)	-	(.02)
Total distributions	-	-	(.11)	(.05)	-	(.07) I
Net asset value, end of period	$ 86.71	$ 80.87	$ 61.77	$ 54.56	$ 50.75	$ 42.07
Total Return B, C, D	7.22%	30.92%	13.45%	7.61%	20.63%	22.71%
Ratios to Average Net Assets F, H
Expenses before reductions	1.07% A	1.11%	1.14%	1.15%	1.16%	1.19%
Expenses net of fee waivers, if any	1.07% A	1.11%	1.14%	1.15%	1.16%	1.19%
Expenses net of all reductions	1.07% A	1.10%	1.14%	1.14%	1.15%	1.18%
Net investment income (loss)	(.15)% A	(.07)%	.04%	(.08)%	(.31)%	(.04)%
Supplemental Data
Net assets, end of period (in millions)	$ 794	$ 772	$ 632	$ 609	$ 636	$ 640
Portfolio turnover rate G	49% A	81%	73%	70%	71%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.07 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 80.31	$ 61.45	$ 54.26	$ 50.51	$ 41.94	$ 34.25
Income from Investment Operations
Net investment income (loss) E	(.15)	(.17)	(.08)	(.14)	(.22)	(.09)
Net realized and unrealized gain (loss)	5.87	19.03	7.27	3.89	8.79	7.78
Total from investment operations	5.72	18.86	7.19	3.75	8.57	7.69
Net asset value, end of period	$ 86.03	$ 80.31	$ 61.45	$ 54.26	$ 50.51	$ 41.94
Total Return B, C, D	7.12%	30.69%	13.25%	7.42%	20.43%	22.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28% A	1.29%	1.31%	1.32%	1.34%	1.39%
Expenses net of fee waivers, if any	1.28% A	1.29%	1.31%	1.32%	1.34%	1.39%
Expenses net of all reductions	1.28% A	1.28%	1.31%	1.31%	1.33%	1.39%
Net investment income (loss)	(.35)% A	(.25)%	(.13)%	(.25)%	(.48)%	(.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,314	$ 1,283	$ 1,108	$ 1,139	$ 1,246	$ 1,268
Portfolio turnover rate G	49% A	81%	73%	70%	71%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 71.91	$ 55.36	$ 49.17	$ 46.04	$ 38.45	$ 31.57
Income from Investment Operations
Net investment income (loss) E	(.36)	(.52)	(.39)	(.42)	(.44)	(.26)
Net realized and unrealized gain (loss)	5.25	17.07	6.58	3.55	8.03	7.14
Total from investment operations	4.89	16.55	6.19	3.13	7.59	6.88
Net asset value, end of period	$ 76.80	$ 71.91	$ 55.36	$ 49.17	$ 46.04	$ 38.45
Total Return B, C, D	6.80%	29.90%	12.59%	6.80%	19.74%	21.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89% A	1.89%	1.90%	1.90%	1.91%	1.94%
Expenses net of fee waivers, if any	1.89% A	1.89%	1.90%	1.90%	1.91%	1.94%
Expenses net of all reductions	1.89% A	1.88%	1.90%	1.90%	1.91%	1.93%
Net investment income (loss)	(.97)% A	(.85)%	(.72)%	(.83)%	(1.06)%	(.79)%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 23	$ 26	$ 35	$ 54	$ 70
Portfolio turnover rate G	49% A	81%	73%	70%	71%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 73.13	$ 56.27	$ 49.96	$ 46.77	$ 39.05	$ 32.06
Income from Investment Operations
Net investment income (loss) E	(.34)	(.50)	(.37)	(.41)	(.44)	(.26)
Net realized and unrealized gain (loss)	5.34	17.36	6.68	3.60	8.16	7.25
Total from investment operations	5.00	16.86	6.31	3.19	7.72	6.99
Net asset value, end of period	$ 78.13	$ 73.13	$ 56.27	$ 49.96	$ 46.77	$ 39.05
Total Return B, C, D	6.84%	29.96%	12.63%	6.82%	19.77%	21.80%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82% A	1.84%	1.86%	1.88%	1.90%	1.94%
Expenses net of fee waivers, if any	1.82% A	1.84%	1.86%	1.88%	1.90%	1.94%
Expenses net of all reductions	1.81% A	1.83%	1.86%	1.87%	1.90%	1.93%
Net investment income (loss)	(.89)% A	(.79)%	(.68)%	(.81)%	(1.05)%	(.79)%
Supplemental Data
Net assets, end of period (in millions)	$ 163	$ 157	$ 133	$ 136	$ 143	$ 142
Portfolio turnover rate G	49% A	81%	73%	70%	71%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 86.32	$ 65.92	$ 58.24	$ 54.14	$ 44.71	$ 36.61
Income from Investment Operations
Net investment income (loss) D	.07	.20	.25	.16	.02	.12
Net realized and unrealized gain (loss)	6.31	20.40	7.75	4.16	9.41	8.27
Total from investment operations	6.38	20.60	8.00	4.32	9.43	8.39
Distributions from net investment income	-	(.20)	-	-	-	(.27)
Distributions from net realized gain	-	-	(.32)	(.22)	-	(.02)
Total distributions	-	(.20)	(.32)	(.22)	-	(.29) H
Net asset value, end of period	$ 92.70	$ 86.32	$ 65.92	$ 58.24	$ 54.14	$ 44.71
Total Return B, C	7.39%	31.36%	13.83%	7.99%	21.09%	23.11%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.78%	.80%	.80%	.80%	.85%
Expenses net of fee waivers, if any	.77% A	.78%	.80%	.80%	.80%	.85%
Expenses net of all reductions	.77% A	.77%	.79%	.79%	.80%	.84%
Net investment income (loss)	.16% A	.27%	.39%	.27%	.05%	.30%
Supplemental Data
Net assets, end of period (in millions)	$ 1,334	$ 1,266	$ 1,063	$ 897	$ 973	$ 983
Portfolio turnover rate F	49% A	81%	73%	70%	71%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 86.36	$ 78.49
Income from Investment Operations
Net investment income (loss) D	.13	.09
Net realized and unrealized gain (loss)	6.32	7.78
Total from investment operations	6.45	7.87
Net asset value, end of period	$ 92.81	$ 86.36
Total ReturnB, C	7.47%	10.03%
Ratios to Average Net Assets E,H
Expenses before reductions	.64% A	.64% A
Expenses net of fee waivers, if any	.64% A	.64% A
Expenses net of all reductions	.63% A	.63% A
Net investment income (loss)	.29% A	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 110
Portfolio turnover rate F	49% A	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 855,050
Gross unrealized depreciation	(50,835)
Net unrealized appreciation (depreciation) on securities and other investments	$ 804,215

Tax cost	$ 2,839,698

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (503,654)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $872,566 and $1,019,659, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 998	$ 24
Class T	.25%	.25%	3,290	43
Class B	.75%	.25%	109	82
Class C	.75%	.25%	806	42
			$ 5,203	$ 191

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 56
Class T	17
Class B*	6
Class C*	3
$ 82

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 930.23
Class T	1,228.19
Class B	33.30
Class C	181.22
Institutional Class	1,176.18
Class Z	-**	.04
	$ 3,548

* Annualized

** Amount represents twenty-six dollars.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,999.31%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $209. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $388, including $23 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $38 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Institutional Class	$ -	$ 3,311

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013 A	Six months ended May 31, 2014	Year ended November 30, 2013 A
Class A
Shares sold	736	1,339	$ 63,191	$ 93,392
Shares redeemed	(1,120)	(2,021)	(95,589)	(140,383)
Net increase (decrease)	(384)	(682)	$ (32,398)	$ (46,991)
Class T
Shares sold	883	1,688	$ 74,683	$ 116,336
Shares redeemed	(1,594)	(3,732)	(134,254)	(255,751)
Net increase (decrease)	(711)	(2,044)	$ (59,571)	$ (139,415)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013 A	Six months ended May 31, 2014	Year ended November 30, 2013 A
Class B
Shares sold	2	5	$ 101	$ 343
Shares redeemed	(63)	(159)	(4,726)	(9,702)
Net increase (decrease)	(61)	(154)	$ (4,625)	$ (9,359)
Class C
Shares sold	124	155	$ 9,694	$ 9,843
Shares redeemed	(193)	(367)	(14,677)	(22,580)
Net increase (decrease)	(69)	(212)	$ (4,983)	$ (12,737)
Institutional Class
Shares sold	1,314	4,554	$ 120,410	$ 315,218
Reinvestment of distributions	-	50	-	3,246
Shares redeemed	(1,597)	(6,060) B	(143,832)	(477,852) B
Net increase (decrease)	(283)	(1,456)	$ (23,422)	$ (159,388)
Class Z
Shares sold	-	1	$ -	$ 100
Net increase (decrease)	-	1	$ -	$ 100

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 26% of the total outstanding shares of the Fund.

Effective after the close of business on June 6, 2014, 10,458,435 shares of the Fund held by the Fidelity Advisor Freedom Funds were redeemed for investments with a value of $986,638,301. The Fidelity Advisor Freedom Funds' ownership in the Fund was reduced to 0%. The Fund did not recognize gain or loss for federal income tax purposes.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPG-USAN-0714
1.786783.111

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Equity Growth

Fund - Class Z

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	1.07%
Actual		$ 1,000.00	$ 1,072.20	$ 5.53
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class T	1.28%
Actual		$ 1,000.00	$ 1,071.20	$ 6.61
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.44
Class B	1.89%
Actual		$ 1,000.00	$ 1,068.00	$ 9.74
HypotheticalA		$ 1,000.00	$ 1,015.51	$ 9.50
Class C	1.82%
Actual		$ 1,000.00	$ 1,068.40	$ 9.39
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,073.90	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.09	$ 3.88
Class Z	.63%
Actual		$ 1,000.00	$ 1,074.70	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.79	$ 3.18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	7.6	5.9
Gilead Sciences, Inc.	4.3	1.4
Keurig Green Mountain, Inc.	3.5	2.3
Harley-Davidson, Inc.	3.2	3.0
Microsoft Corp.	3.2	3.2
Google, Inc. Class A	2.5	3.8
Google, Inc. Class C	2.5	0.0
Apple, Inc.	2.3	2.6
Danaher Corp.	2.0	1.3
Actavis PLC	1.9	1.1
	33.0
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.2	27.5
Consumer Discretionary	16.1	20.4
Health Care	13.8	16.9
Industrials	11.1	7.4
Consumer Staples	9.6	9.1
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks 97.5%		Stocks 98.0%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.9%
* Foreign investments	11.1%	** Foreign investments	12.3%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.0%
Automobiles - 4.1%
Harley-Davidson, Inc.	1,631,954	$ 116,260
Tesla Motors, Inc. (a)(d)	159,863	33,215
		149,475
Distributors - 0.3%
LKQ Corp. (a)	327,600	9,088
Diversified Consumer Services - 0.8%
Anhanguera Educacional Participacoes SA	1,851,978	13,309
Bright Horizons Family Solutions, Inc. (a)	183,700	7,161
H&R Block, Inc.	316,752	9,433
		29,903
Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc. (a)	26,485	14,490
Dunkin' Brands Group, Inc.	452,136	20,238
Las Vegas Sands Corp.	99,300	7,598
Starbucks Corp.	659,401	48,295
Yum! Brands, Inc.	444,579	34,370
		124,991
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	80,416	10,909
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	56,834	17,763
TripAdvisor, Inc. (a)	182,864	17,769
		35,532
Leisure Products - 0.1%
NJOY, Inc. (a)(e)	202,642	3,430
Media - 0.8%
Comcast Corp. Class A (special) (non-vtg.)	548,938	28,457
Specialty Retail - 3.5%
CarMax, Inc. (a)	113,848	5,045
Five Below, Inc. (a)	127,900	4,630
GNC Holdings, Inc.	120,300	4,441
Home Depot, Inc.	840,444	67,429
TJX Companies, Inc.	137,559	7,490
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	178,852	15,185
Urban Outfitters, Inc. (a)	697,443	23,378
		127,598
Textiles, Apparel & Luxury Goods - 1.7%
ECLAT Textile Co. Ltd.	1,033,560	10,668
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Michael Kors Holdings Ltd. (a)	204,197	$ 19,272
NIKE, Inc. Class B	419,457	32,260
		62,200
TOTAL CONSUMER DISCRETIONARY		581,583
CONSUMER STAPLES - 9.6%
Beverages - 1.3%
Monster Beverage Corp. (a)	104,840	7,274
SABMiller PLC	372,034	20,648
The Coca-Cola Co.	426,326	17,441
		45,363
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	166,200	19,283
Sprouts Farmers Market LLC	48,315	1,309
Whole Foods Market, Inc.	357,383	13,666
		34,258
Food Products - 4.7%
Keurig Green Mountain, Inc.	1,102,591	124,350
Mead Johnson Nutrition Co. Class A	252,185	22,563
The Hershey Co.	232,859	22,666
		169,579
Household Products - 1.8%
Procter & Gamble Co.	794,591	64,195
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	77,200	5,915
Herbalife Ltd.	428,966	27,810
		33,725
TOTAL CONSUMER STAPLES		347,120
ENERGY - 4.3%
Energy Equipment & Services - 2.0%
Dril-Quip, Inc. (a)	126,730	12,954
Halliburton Co.	150,800	9,748
Oceaneering International, Inc.	324,370	23,371
Pason Systems, Inc.	417,050	11,366
RigNet, Inc. (a)	325,698	15,445
		72,884
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc. (a)	156,900	$ 10,686
Continental Resources, Inc. (a)	158,710	22,277
EOG Resources, Inc.	170,800	18,071
EQT Midstream Partners LP	13,000	1,068
Noble Energy, Inc.	133,000	9,585
Phillips 66 Partners LP	10,000	606
Pioneer Natural Resources Co.	83,502	17,549
Targa Resources Corp.	28,800	3,311
		83,153
TOTAL ENERGY		156,037
FINANCIALS - 8.0%
Banks - 1.1%
HDFC Bank Ltd. sponsored ADR	866,396	39,014
Capital Markets - 5.1%
BlackRock, Inc. Class A	72,600	22,136
E*TRADE Financial Corp. (a)	1,217,511	24,801
Fortress Investment Group LLC	497,300	3,531
Harvest Capital Credit Corp.	82,524	1,197
Invesco Ltd.	1,044,123	38,319
KKR & Co. LP	463,304	10,531
Legg Mason, Inc.	306,058	14,948
The Blackstone Group LP	2,222,233	69,067
		184,530
Consumer Finance - 0.7%
American Express Co.	216,823	19,839
Shriram Transport Finance Co. Ltd.	368,982	5,904
		25,743
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	73,900	9,484
McGraw Hill Financial, Inc.	271,175	22,174
		31,658
Real Estate Management & Development - 0.2%
Leopalace21 Corp. (a)	248,300	1,135
Realogy Holdings Corp. (a)	203,881	7,580
		8,715
TOTAL FINANCIALS		289,660
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.8%
Biotechnology - 8.8%
Acceleron Pharma, Inc.	146,400	$ 4,345
Actelion Ltd.	56,084	5,574
Alexion Pharmaceuticals, Inc. (a)	162,725	27,064
Biogen Idec, Inc. (a)	216,216	69,053
BioMarin Pharmaceutical, Inc. (a)	271,279	15,723
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	25
Enanta Pharmaceuticals, Inc. (a)(d)	319,656	12,141
Gilead Sciences, Inc. (a)	1,920,947	156,000
Insmed, Inc. (a)	887,520	11,662
Kamada (a)(d)	429,983	3,444
Ophthotech Corp.	152,216	6,195
uniQure B.V.	100,900	873
Vanda Pharmaceuticals, Inc. (a)	623,542	6,416
		318,515
Health Care Equipment & Supplies - 0.5%
AxoGen, Inc. (a)	160,469	404
GI Dynamics, Inc. CDI (a)	547,818	278
The Cooper Companies, Inc.	145,993	18,836
		19,518
Health Care Providers & Services - 0.4%
Apollo Hospitals Enterprise Ltd.	372,049	5,705
Qualicorp SA (a)	764,500	8,053
		13,758
Health Care Technology - 0.1%
Cerner Corp. (a)	107,000	5,783
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	177,598	28,105
Pharmaceuticals - 3.2%
AbbVie, Inc.	460,251	25,005
Actavis PLC (a)	335,957	71,068
AVANIR Pharmaceuticals Class A (a)	449,144	2,371
Perrigo Co. PLC	125,091	17,288
		115,732
TOTAL HEALTH CARE		501,411
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.7%
TransDigm Group, Inc.	168,677	$ 31,831
United Technologies Corp.	578,711	67,258
		99,089
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	113,180	6,435
Building Products - 0.3%
A.O. Smith Corp.	212,338	10,485
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	656,967	20,064
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	305,615	16,830
MasTec, Inc. (a)	58,800	2,117
		18,947
Electrical Equipment - 0.6%
AMETEK, Inc.	268,355	14,244
Power Solutions International, Inc. (a)	103,136	8,044
		22,288
Industrial Conglomerates - 2.5%
Danaher Corp.	929,214	72,878
Roper Industries, Inc.	134,969	19,122
		92,000
Machinery - 2.3%
Allison Transmission Holdings, Inc.	489,200	15,151
Caterpillar, Inc.	268,363	27,435
Manitowoc Co., Inc.	1,119,948	30,295
Sarine Technologies Ltd.	1,701,000	3,675
Sun Hydraulics Corp.	45,000	1,661
Weg SA	371,280	4,311
		82,528
Professional Services - 0.8%
Equifax, Inc.	117,071	8,287
Verisk Analytics, Inc. (a)	321,529	19,031
		27,318
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	277,000	21,512
TOTAL INDUSTRIALS		400,666
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 0.5%
QUALCOMM, Inc.	222,400	$ 17,892
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	429,023	25,510
Internet Software & Services - 15.7%
Cornerstone OnDemand, Inc. (a)	200,132	8,043
CoStar Group, Inc. (a)	30,100	4,772
Cvent, Inc.	457,278	11,441
Demandware, Inc. (a)	143,000	8,707
Facebook, Inc. Class A (a)	4,321,000	273,518
Google, Inc.:
Class A (a)	160,150	91,550
Class C (a)	160,150	89,841
Naver Corp.	35,174	26,121
SPS Commerce, Inc. (a)	195,299	11,111
Textura Corp. (d)	841,889	17,621
Xoom Corp. (a)	57,100	1,268
Yahoo!, Inc. (a)	763,753	26,464
		570,457
IT Services - 2.2%
Gartner, Inc. Class A (a)	198,160	14,087
Visa, Inc. Class A	299,408	64,322
		78,409
Semiconductors & Semiconductor Equipment - 0.2%
MediaTek, Inc.	521,000	8,448
Software - 7.6%
Activision Blizzard, Inc.	87,600	1,820
ANSYS, Inc. (a)	4,168	306
Computer Modelling Group Ltd.	432,800	11,971
Diligent Board Member Services, Inc. (a)	12,137	43
Electronic Arts, Inc. (a)	962,645	33,818
Fleetmatics Group PLC (a)	124,200	3,540
Microsoft Corp.	2,815,100	115,250
salesforce.com, Inc. (a)	1,126,092	59,266
ServiceNow, Inc. (a)	85,100	4,452
SolarWinds, Inc. (a)	233,812	9,140
Solera Holdings, Inc.	61,100	3,987
SS&C Technologies Holdings, Inc. (a)	620,646	26,471
The Rubicon Project, Inc. (d)	289,182	3,670
		273,734
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	131,361	$ 83,152
TOTAL INFORMATION TECHNOLOGY		1,057,602
MATERIALS - 4.7%
Chemicals - 2.2%
FMC Corp.	291,153	22,291
Monsanto Co.	216,163	26,339
Sherwin-Williams Co.	142,145	29,084
		77,714
Construction Materials - 2.5%
Eagle Materials, Inc.	601,850	52,343
James Hardie Industries PLC sponsored ADR	164,473	11,000
Vulcan Materials Co.	471,130	28,725
		92,068
TOTAL MATERIALS		169,782
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
8x8, Inc. (a)	867,708	6,525
UTILITIES - 0.6%
Electric Utilities - 0.6%
ITC Holdings Corp.	630,289	23,069
TOTAL COMMON STOCKS (Cost $2,718,813)		3,533,455
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e) (Cost $4,044)	875,350	4,044
Money Market Funds - 2.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	58,215,913	$ 58,216
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	48,198,050	48,198
TOTAL MONEY MARKET FUNDS (Cost $106,414)		106,414
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,829,271)		3,643,913
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(19,631)
NET ASSETS - 100%		$ 3,624,282
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,474,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,044
NJOY, Inc.	9/11/13	$ 1,637
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 34
Fidelity Securities Lending Cash Central Fund	388
Total	$ 422
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 585,627	$ 578,153	$ -	$ 7,474
Consumer Staples	347,120	347,120	-	-
Energy	156,037	156,037	-	-
Financials	289,660	288,525	1,135	-
Health Care	501,411	501,386	25	-
Industrials	400,666	400,666	-	-
Information Technology	1,057,602	1,057,602	-	-
Materials	169,782	169,782	-	-
Telecommunication Services	6,525	6,525	-	-
Utilities	23,069	23,069	-	-
Money Market Funds	106,414	106,414	-	-
Total Investments in Securities:	$ 3,643,913	$ 3,635,279	$ 1,160	$ 7,474
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.9%
Ireland	3.0%
India	1.5%
Bermuda	1.1%
Others (Individually Less Than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,425) - See accompanying schedule: Unaffiliated issuers (cost $2,722,857)	$ 3,537,499
Fidelity Central Funds (cost $106,414)	106,414
Total Investments (cost $2,829,271)		$ 3,643,913
Cash		91
Receivable for investments sold		48,410
Receivable for fund shares sold		1,374
Dividends receivable		2,811
Distributions receivable from Fidelity Central Funds		109
Prepaid expenses		1
Other receivables		159
Total assets		3,696,868

Liabilities
Payable for investments purchased	$ 15,994
Payable for fund shares redeemed	5,027
Accrued management fee	1,628
Distribution and service plan fees payable	849
Other affiliated payables	675
Other payables and accrued expenses	215
Collateral on securities loaned, at value	48,198
Total liabilities		72,586

Net Assets		$ 3,624,282
Net Assets consist of:
Paid in capital		$ 3,061,219
Accumulated net investment loss		(7,091)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(244,468)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		814,622
Net Assets		$ 3,624,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($794,172.48 ÷ 9,158.679 shares)	$ 86.71

Maximum offering price per share (100/94.25 of $86.71)	$ 92.00
Class T: Net Asset Value and redemption price per share ($1,313,573.04 ÷ 15,269.614 shares)	$ 86.03

Maximum offering price per share (100/96.50 of $86.03)	$ 89.15
Class B: Net Asset Value and offering price per share ($19,942.37 ÷ 259.679 shares)A	$ 76.80

Class C: Net Asset Value and offering price per share ($162,860.44 ÷ 2,084.485 shares)A	$ 78.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,333,615.49 ÷ 14,385.949 shares)	$ 92.70

Class Z: Net Asset Value, offering price and redemption price per share ($118.24 ÷ 1.274 shares)	$ 92.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 16,305
Income from Fidelity Central Funds		422
Total income		16,727

Expenses
Management fee	$ 9,946
Transfer agent fees	3,548
Distribution and service plan fees	5,203
Accounting and security lending fees	523
Custodian fees and expenses	64
Independent trustees' compensation	8
Registration fees	66
Audit	37
Legal	10
Interest	1
Miscellaneous	14
Total expenses before reductions	19,420
Expense reductions	(38)	19,382
Net investment income (loss)		(2,655)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	267,292
Foreign currency transactions	(283)
Total net realized gain (loss)		267,009
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,027)
Assets and liabilities in foreign currencies	(19)
Total change in net unrealized appreciation (depreciation)		(17,046)
Net gain (loss)		249,963
Net increase (decrease) in net assets resulting from operations		$ 247,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,655)	$ (1,083)
Net realized gain (loss)	267,009	645,979
Change in net unrealized appreciation (depreciation)	(17,046)	266,591
Net increase (decrease) in net assets resulting from operations	247,308	911,487
Distributions to shareholders from net investment income	-	(3,311)
Share transactions - net increase (decrease)	(124,999)	(367,790)
Total increase (decrease) in net assets	122,309	540,386

Net Assets
Beginning of period	3,501,973	2,961,587
End of period (including accumulated net investment loss of $7,091 and accumulated net investment loss of $4,436, respectively)	$ 3,624,282	$ 3,501,973

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 80.87	$ 61.77	$ 54.56	$ 50.75	$ 42.07	$ 34.36
Income from Investment Operations
Net investment income (loss) E	(.06)	(.05)	.02	(.04)	(.14)	(.01)
Net realized and unrealized gain (loss)	5.90	19.15	7.30	3.90	8.82	7.79
Total from investment operations	5.84	19.10	7.32	3.86	8.68	7.78
Distributions from net investment income	-	-	-	-	-	(.06)
Distributions from net realized gain	-	-	(.11)	(.05)	-	(.02)
Total distributions	-	-	(.11)	(.05)	-	(.07) I
Net asset value, end of period	$ 86.71	$ 80.87	$ 61.77	$ 54.56	$ 50.75	$ 42.07
Total Return B, C, D	7.22%	30.92%	13.45%	7.61%	20.63%	22.71%
Ratios to Average Net Assets F, H
Expenses before reductions	1.07% A	1.11%	1.14%	1.15%	1.16%	1.19%
Expenses net of fee waivers, if any	1.07% A	1.11%	1.14%	1.15%	1.16%	1.19%
Expenses net of all reductions	1.07% A	1.10%	1.14%	1.14%	1.15%	1.18%
Net investment income (loss)	(.15)% A	(.07)%	.04%	(.08)%	(.31)%	(.04)%
Supplemental Data
Net assets, end of period (in millions)	$ 794	$ 772	$ 632	$ 609	$ 636	$ 640
Portfolio turnover rate G	49% A	81%	73%	70%	71%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.07 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 80.31	$ 61.45	$ 54.26	$ 50.51	$ 41.94	$ 34.25
Income from Investment Operations
Net investment income (loss) E	(.15)	(.17)	(.08)	(.14)	(.22)	(.09)
Net realized and unrealized gain (loss)	5.87	19.03	7.27	3.89	8.79	7.78
Total from investment operations	5.72	18.86	7.19	3.75	8.57	7.69
Net asset value, end of period	$ 86.03	$ 80.31	$ 61.45	$ 54.26	$ 50.51	$ 41.94
Total Return B, C, D	7.12%	30.69%	13.25%	7.42%	20.43%	22.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28% A	1.29%	1.31%	1.32%	1.34%	1.39%
Expenses net of fee waivers, if any	1.28% A	1.29%	1.31%	1.32%	1.34%	1.39%
Expenses net of all reductions	1.28% A	1.28%	1.31%	1.31%	1.33%	1.39%
Net investment income (loss)	(.35)% A	(.25)%	(.13)%	(.25)%	(.48)%	(.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,314	$ 1,283	$ 1,108	$ 1,139	$ 1,246	$ 1,268
Portfolio turnover rate G	49% A	81%	73%	70%	71%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 71.91	$ 55.36	$ 49.17	$ 46.04	$ 38.45	$ 31.57
Income from Investment Operations
Net investment income (loss) E	(.36)	(.52)	(.39)	(.42)	(.44)	(.26)
Net realized and unrealized gain (loss)	5.25	17.07	6.58	3.55	8.03	7.14
Total from investment operations	4.89	16.55	6.19	3.13	7.59	6.88
Net asset value, end of period	$ 76.80	$ 71.91	$ 55.36	$ 49.17	$ 46.04	$ 38.45
Total Return B, C, D	6.80%	29.90%	12.59%	6.80%	19.74%	21.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89% A	1.89%	1.90%	1.90%	1.91%	1.94%
Expenses net of fee waivers, if any	1.89% A	1.89%	1.90%	1.90%	1.91%	1.94%
Expenses net of all reductions	1.89% A	1.88%	1.90%	1.90%	1.91%	1.93%
Net investment income (loss)	(.97)% A	(.85)%	(.72)%	(.83)%	(1.06)%	(.79)%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 23	$ 26	$ 35	$ 54	$ 70
Portfolio turnover rate G	49% A	81%	73%	70%	71%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 73.13	$ 56.27	$ 49.96	$ 46.77	$ 39.05	$ 32.06
Income from Investment Operations
Net investment income (loss) E	(.34)	(.50)	(.37)	(.41)	(.44)	(.26)
Net realized and unrealized gain (loss)	5.34	17.36	6.68	3.60	8.16	7.25
Total from investment operations	5.00	16.86	6.31	3.19	7.72	6.99
Net asset value, end of period	$ 78.13	$ 73.13	$ 56.27	$ 49.96	$ 46.77	$ 39.05
Total Return B, C, D	6.84%	29.96%	12.63%	6.82%	19.77%	21.80%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82% A	1.84%	1.86%	1.88%	1.90%	1.94%
Expenses net of fee waivers, if any	1.82% A	1.84%	1.86%	1.88%	1.90%	1.94%
Expenses net of all reductions	1.81% A	1.83%	1.86%	1.87%	1.90%	1.93%
Net investment income (loss)	(.89)% A	(.79)%	(.68)%	(.81)%	(1.05)%	(.79)%
Supplemental Data
Net assets, end of period (in millions)	$ 163	$ 157	$ 133	$ 136	$ 143	$ 142
Portfolio turnover rate G	49% A	81%	73%	70%	71%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 86.32	$ 65.92	$ 58.24	$ 54.14	$ 44.71	$ 36.61
Income from Investment Operations
Net investment income (loss) D	.07	.20	.25	.16	.02	.12
Net realized and unrealized gain (loss)	6.31	20.40	7.75	4.16	9.41	8.27
Total from investment operations	6.38	20.60	8.00	4.32	9.43	8.39
Distributions from net investment income	-	(.20)	-	-	-	(.27)
Distributions from net realized gain	-	-	(.32)	(.22)	-	(.02)
Total distributions	-	(.20)	(.32)	(.22)	-	(.29) H
Net asset value, end of period	$ 92.70	$ 86.32	$ 65.92	$ 58.24	$ 54.14	$ 44.71
Total Return B, C	7.39%	31.36%	13.83%	7.99%	21.09%	23.11%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.78%	.80%	.80%	.80%	.85%
Expenses net of fee waivers, if any	.77% A	.78%	.80%	.80%	.80%	.85%
Expenses net of all reductions	.77% A	.77%	.79%	.79%	.80%	.84%
Net investment income (loss)	.16% A	.27%	.39%	.27%	.05%	.30%
Supplemental Data
Net assets, end of period (in millions)	$ 1,334	$ 1,266	$ 1,063	$ 897	$ 973	$ 983
Portfolio turnover rate F	49% A	81%	73%	70%	71%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 86.36	$ 78.49
Income from Investment Operations
Net investment income (loss) D	.13	.09
Net realized and unrealized gain (loss)	6.32	7.78
Total from investment operations	6.45	7.87
Net asset value, end of period	$ 92.81	$ 86.36
Total ReturnB, C	7.47%	10.03%
Ratios to Average Net Assets E,H
Expenses before reductions	.64% A	.64% A
Expenses net of fee waivers, if any	.64% A	.64% A
Expenses net of all reductions	.63% A	.63% A
Net investment income (loss)	.29% A	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 110
Portfolio turnover rate F	49% A	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 855,050
Gross unrealized depreciation	(50,835)
Net unrealized appreciation (depreciation) on securities and other investments	$ 804,215

Tax cost	$ 2,839,698

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (503,654)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $872,566 and $1,019,659, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 998	$ 24
Class T	.25%	.25%	3,290	43
Class B	.75%	.25%	109	82
Class C	.75%	.25%	806	42
			$ 5,203	$ 191

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 56
Class T	17
Class B*	6
Class C*	3
$ 82

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 930.23
Class T	1,228.19
Class B	33.30
Class C	181.22
Institutional Class	1,176.18
Class Z	-**	.04
	$ 3,548

* Annualized

** Amount represents twenty-six dollars.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,999.31%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $209. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $388, including $23 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $38 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Institutional Class	$ -	$ 3,311

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013 A	Six months ended May 31, 2014	Year ended November 30, 2013 A
Class A
Shares sold	736	1,339	$ 63,191	$ 93,392
Shares redeemed	(1,120)	(2,021)	(95,589)	(140,383)
Net increase (decrease)	(384)	(682)	$ (32,398)	$ (46,991)
Class T
Shares sold	883	1,688	$ 74,683	$ 116,336
Shares redeemed	(1,594)	(3,732)	(134,254)	(255,751)
Net increase (decrease)	(711)	(2,044)	$ (59,571)	$ (139,415)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013 A	Six months ended May 31, 2014	Year ended November 30, 2013 A
Class B
Shares sold	2	5	$ 101	$ 343
Shares redeemed	(63)	(159)	(4,726)	(9,702)
Net increase (decrease)	(61)	(154)	$ (4,625)	$ (9,359)
Class C
Shares sold	124	155	$ 9,694	$ 9,843
Shares redeemed	(193)	(367)	(14,677)	(22,580)
Net increase (decrease)	(69)	(212)	$ (4,983)	$ (12,737)
Institutional Class
Shares sold	1,314	4,554	$ 120,410	$ 315,218
Reinvestment of distributions	-	50	-	3,246
Shares redeemed	(1,597)	(6,060) B	(143,832)	(477,852) B
Net increase (decrease)	(283)	(1,456)	$ (23,422)	$ (159,388)
Class Z
Shares sold	-	1	$ -	$ 100
Net increase (decrease)	-	1	$ -	$ 100

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 26% of the total outstanding shares of the Fund.

Effective after the close of business on June 6, 2014, 10,458,435 shares of the Fund held by the Fidelity Advisor Freedom Funds were redeemed for investments with a value of $986,638,301. The Fidelity Advisor Freedom Funds' ownership in the Fund was reduced to 0%. The Fund did not recognize gain or loss for federal income tax purposes.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPGZ-USAN-0714
1.9585494.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Income
Fund - Institutional Class

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.96%
Actual		$ 1,000.00	$ 1,067.50	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.18%
Actual		$ 1,000.00	$ 1,066.50	$ 6.08
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 5.94
Class B	1.80%
Actual		$ 1,000.00	$ 1,063.20	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Class C	1.72%
Actual		$ 1,000.00	$ 1,063.70	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.65
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,069.10	$ 3.61
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53
Class Z	.54%
Actual		$ 1,000.00	$ 1,070.00	$ 2.79
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	4.0
Chevron Corp.	3.0	2.9
Cisco Systems, Inc.	2.5	2.2
General Electric Co.	2.4	2.5
MetLife, Inc.	2.3	2.3
Procter & Gamble Co.	2.1	2.1
Johnson & Johnson	2.1	1.9
Verizon Communications, Inc.	1.8	1.3
Exxon Mobil Corp.	1.8	2.4
Wells Fargo & Co.	1.8	3.0
	23.7
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.0	21.4
Energy	14.9	14.0
Information Technology	11.9	11.5
Consumer Staples	10.6	8.8
Industrials	9.6	10.4
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks 90.2%		Stocks 90.8%
	Bonds 0.2%		Bonds 0.1%
	Convertible Securities 4.5%		Convertible Securities 4.5%
	Other Investments 0.6%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 4.5%		Short-Term Investments and Net Other Assets (Liabilities) 4.3%
* Foreign investments	10.5%	** Foreign investments	11.5%
* Written options	0.0%	** Written options	(0.1%)

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.6%
Auto Components - 0.2%
Gentex Corp.	189,860	$ 5,491
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc. (e)	229,600	11,508
McDonald's Corp.	242,117	24,558
Texas Roadhouse, Inc. Class A	214,562	5,424
Yum! Brands, Inc.	151,121	11,683
		53,173
Leisure Products - 0.3%
New Academy Holding Co. LLC unit (a)(j)(k)	52,800	7,546
Media - 1.6%
Comcast Corp. Class A	626,874	32,723
Sinclair Broadcast Group, Inc. Class A	212,235	6,278
		39,001
Multiline Retail - 1.8%
Kohl's Corp.	273,776	14,904
Target Corp.	515,455	29,257
		44,161
Specialty Retail - 0.6%
Abercrombie & Fitch Co. Class A	148,043	5,627
Foot Locker, Inc.	133,131	6,414
Staples, Inc.	369,733	4,159
		16,200
TOTAL CONSUMER DISCRETIONARY		165,572
CONSUMER STAPLES - 10.6%
Beverages - 2.0%
Molson Coors Brewing Co. Class B	162,005	10,649
PepsiCo, Inc.	113,122	9,992
The Coca-Cola Co.	726,672	29,728
		50,369
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	185,000	14,489
Wal-Mart Stores, Inc.	154,750	11,880
Walgreen Co.	208,844	15,018
		41,387
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.9%
B&G Foods, Inc. Class A	70,054	$ 2,400
Kellogg Co.	285,552	19,697
		22,097
Household Products - 2.1%
Procter & Gamble Co.	654,217	52,854
Tobacco - 4.0%
Altria Group, Inc.	692,065	28,762
British American Tobacco PLC sponsored ADR	100,511	12,188
Japan Tobacco, Inc.	38,700	1,315
Lorillard, Inc.	454,553	28,260
Philip Morris International, Inc.	161,212	14,274
Reynolds American, Inc.	245,446	14,636
		99,435
TOTAL CONSUMER STAPLES		266,142
ENERGY - 14.0%
Energy Equipment & Services - 1.8%
Ensco PLC Class A	192,324	10,128
National Oilwell Varco, Inc.	141,849	11,613
Noble Corp.	307,414	9,671
Schlumberger Ltd.	119,457	12,428
		43,840
Oil, Gas & Consumable Fuels - 12.2%
Access Midstream Partners LP	81,247	5,118
Anadarko Petroleum Corp.	124,445	12,800
Apache Corp.	214,027	19,952
Canadian Natural Resources Ltd.	359,300	14,623
Chevron Corp.	604,769	74,260
CONSOL Energy, Inc.	250,475	11,063
EV Energy Partners LP	243,025	8,975
Exxon Mobil Corp.	450,560	45,295
Gazprom OAO sponsored ADR (Reg. S)	136,300	1,111
Holly Energy Partners LP	114,912	4,061
HollyFrontier Corp.	58,877	2,900
Imperial Oil Ltd.	129,500	6,376
Legacy Reserves LP	115,099	3,384
Markwest Energy Partners LP	257,191	15,933
Occidental Petroleum Corp.	154,423	15,394
Royal Dutch Shell PLC Class A sponsored ADR	140,158	11,016
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Scorpio Tankers, Inc.	126,500	$ 1,147
Suncor Energy, Inc.	486,500	18,723
The Williams Companies, Inc.	695,250	32,649
Williams Partners LP	61,100	3,245
		308,025
TOTAL ENERGY		351,865
FINANCIALS - 22.8%
Banks - 9.3%
Bank of America Corp.	270,900	4,101
CIT Group, Inc. (i)	72,362	3,219
Citigroup, Inc.	236,500	11,250
Comerica, Inc.	104,780	5,026
FirstMerit Corp.	169,240	3,160
JPMorgan Chase & Co.	1,763,557	98,004
M&T Bank Corp. (e)	194,017	23,548
PNC Financial Services Group, Inc.	71,200	6,071
Standard Chartered PLC (United Kingdom)	405,343	9,121
U.S. Bancorp	560,100	23,631
Valley National Bancorp (e)	226,900	2,199
Wells Fargo & Co.	871,950	44,278
		233,608
Capital Markets - 5.4%
Apollo Global Management LLC Class A	161,502	4,010
Apollo Investment Corp.	888,252	7,444
Ares Capital Corp.	325,442	5,611
Ares Management LP	114,800	2,181
Ashmore Group PLC (e)	837,305	4,959
BlackRock, Inc. Class A	37,577	11,457
Carlyle Group LP	142,800	4,423
Charles Schwab Corp.	195,406	4,926
Greenhill & Co., Inc. (e)	54,823	2,726
Invesco Ltd.	124,100	4,554
KKR & Co. LP	1,665,196	37,850
Morgan Stanley	375,942	11,602
State Street Corp.	154,599	10,091
The Blackstone Group LP	828,703	25,756
		137,590
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	93,785	$ 12,036
TPG Specialty Lending, Inc.	126,100	2,672
		14,708
Insurance - 4.7%
ACE Ltd.	202,111	20,961
Allied World Assurance Co. Holdings Ltd.	34,500	1,294
Brasil Insurance Participacoes e Administracao SA	539,700	1,927
esure Group PLC	611,000	2,724
MetLife, Inc.	1,115,557	56,815
Prudential Financial, Inc.	115,898	9,522
The Chubb Corp.	134,667	12,478
The Travelers Companies, Inc.	136,849	12,789
		118,510
Real Estate Investment Trusts - 2.6%
American Capital Agency Corp.	433,580	10,289
Annaly Capital Management, Inc.	802,994	9,467
CBL & Associates Properties, Inc.	280,000	5,270
Coresite Realty Corp.	101,920	3,231
First Potomac Realty Trust	473,077	6,188
Home Properties, Inc.	153,430	9,540
Piedmont Office Realty Trust, Inc. Class A (e)	157,535	2,933
Rayonier, Inc.	97,852	4,658
Retail Properties America, Inc.	375,097	5,641
Two Harbors Investment Corp.	565,041	5,950
Ventas, Inc.	42,294	2,825
		65,992
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(k)	96,000	1,788
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	124,900	1,801
TOTAL FINANCIALS		573,997
HEALTH CARE - 7.9%
Biotechnology - 0.4%
Amgen, Inc.	80,149	9,296
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	91,000	6,771
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	71,700	$ 5,242
St. Jude Medical, Inc.	40,262	2,613
		14,626
Health Care Providers & Services - 0.9%
Aetna, Inc.	41,215	3,196
Quest Diagnostics, Inc.	100,036	5,991
UnitedHealth Group, Inc.	167,876	13,368
WellPoint, Inc.	44	5
		22,560
Pharmaceuticals - 6.0%
AbbVie, Inc.	47,354	2,573
Astellas Pharma, Inc.	617,100	7,939
AstraZeneca PLC sponsored ADR	162,212	11,712
Johnson & Johnson	512,218	51,970
Merck & Co., Inc.	519,268	30,045
Pfizer, Inc.	863,813	25,595
Sanofi SA	72,826	7,786
Teva Pharmaceutical Industries Ltd. sponsored ADR	277,398	14,006
		151,626
TOTAL HEALTH CARE		198,108
INDUSTRIALS - 9.1%
Aerospace & Defense - 0.8%
United Technologies Corp.	175,807	20,432
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	206,479	12,360
PostNL NV (a)	757,600	3,714
United Parcel Service, Inc. Class B	393,490	40,876
		56,950
Airlines - 0.1%
Copa Holdings SA Class A	8,700	1,243
Commercial Services & Supplies - 1.3%
Intrum Justitia AB	161,784	5,036
KAR Auction Services, Inc.	156,904	4,792
Republic Services, Inc.	634,789	22,472
		32,300
Electrical Equipment - 0.6%
Eaton Corp. PLC	53,300	3,928
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	76,270	$ 5,089
Hubbell, Inc. Class B	48,569	5,683
		14,700
Industrial Conglomerates - 2.4%
General Electric Co.	2,292,733	61,422
Machinery - 0.8%
Cummins, Inc.	50,637	7,744
Stanley Black & Decker, Inc. (i)	151,826	13,270
		21,014
Professional Services - 0.5%
Acacia Research Corp.	202,860	3,274
Bureau Veritas SA	86,073	2,595
Michael Page International PLC	732,018	5,628
		11,497
Road & Rail - 0.3%
Union Pacific Corp.	43,902	8,748
TOTAL INDUSTRIALS		228,306
INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 2.9%
Cisco Systems, Inc.	2,548,453	62,743
QUALCOMM, Inc.	129,689	10,433
		73,176
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	159,030	9,456
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	241,700	8,375
IT Services - 3.5%
Accenture PLC Class A	81,896	6,670
IBM Corp.	239,223	44,103
Paychex, Inc.	763,278	31,378
Quindell PLC	5,244,900	1,824
Xerox Corp.	410,915	5,075
		89,050
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	957,177	$ 19,325
Broadcom Corp. Class A	677,529	21,593
		40,918
Software - 1.8%
CA Technologies, Inc.	230,081	6,601
Microsoft Corp. (i)	928,138	37,998
		44,599
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	15,103	9,560
EMC Corp.	216,519	5,751
		15,311
TOTAL INFORMATION TECHNOLOGY		280,885
MATERIALS - 1.3%
Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc.	66,400	2,410
RPM International, Inc.	145,099	6,249
Tronox Ltd. Class A	76,965	2,045
		10,704
Metals & Mining - 0.9%
Commercial Metals Co.	294,254	5,223
Freeport-McMoRan Copper & Gold, Inc.	465,414	15,847
Goldcorp, Inc.	13,700	322
SunCoke Energy Partners LP	38,412	1,101
		22,493
TOTAL MATERIALS		33,197
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	679,727	24,110
Verizon Communications, Inc.	923,006	46,113
Verizon Communications, Inc. CDI	128,984	6,435
		76,658
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	3,076,582	10,787
TOTAL TELECOMMUNICATION SERVICES		87,445
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.9%
Electric Utilities - 2.9%
American Electric Power Co., Inc.	317,915	$ 16,961
Hawaiian Electric Industries, Inc. (e)	218,498	5,255
Pinnacle West Capital Corp.	42,500	2,355
PPL Corp.	478,591	16,794
Southern Co.	561,125	24,566
Xcel Energy, Inc.	262,029	8,060
		73,991
Multi-Utilities - 0.0%
CenterPoint Energy, Inc.	30,314	731
TOTAL UTILITIES		74,722
TOTAL COMMON STOCKS (Cost $1,868,328)		2,260,239
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 1.2%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Post Holdings, Inc. 5.25% (a)	10,000	1,058
FINANCIALS - 0.3%
Real Estate Investment Trusts - 0.3%
American Tower Corp. Series A, 5.25% (a)	13,000	1,391
Crown Castle International Corp. Series A, 4.50%	43,800	4,556
Weyerhaeuser Co. Series A, 6.375%	43,200	2,531
		8,478
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	11,539	3,623
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	31,500	2,073
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.6%
Electric Utilities - 0.2%
NextEra Energy, Inc.:
5.889%	35,144	$ 2,195
Series E, 5.599%	61,200	3,927
		6,122
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS	70,100	3,821
Dominion Resources, Inc.:
Series A, 6.125%	43,400	2,486
Series B, 6.00%	43,400	2,502
		8,809
TOTAL UTILITIES		14,931
TOTAL CONVERTIBLE PREFERRED STOCKS		30,163
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Consumer Finance - 0.4%
Ally Financial, Inc.:
7.00% (g)	8,531	8,604
Series A, 8.50%	60,466	1,672
		10,276
TOTAL PREFERRED STOCKS (Cost $35,784)		40,439
Corporate Bonds - 3.5%
		Principal Amount (000s) (d)
Convertible Bonds - 3.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16		$ 800	1,531
Volkswagen International Finance NV 5.5% 11/9/15 (g)	EUR	2,400	3,908
			5,439
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (g)		1,000	1,078
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Liberty Media Corp. 3.5% 1/15/31		$ 958	$ 887
TOTAL CONSUMER DISCRETIONARY			7,404
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Amyris, Inc. 3% 2/27/17		516	421
BPZ Energy, Inc. 8.5% 10/1/17		1,070	1,252
Chesapeake Energy Corp. 2.5% 5/15/37		3,600	3,802
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		1,410	1,358
Ship Finance International Ltd. 3.25% 2/1/18		2,810	3,143
			9,976
FINANCIALS - 0.4%
Capital Markets - 0.1%
Ares Capital Corp. 5.75% 2/1/16		1,830	1,960
Insurance - 0.1%
Fidelity National Financial, Inc. 4.25% 8/15/18		1,850	3,069
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (g)		3,390	4,335
TOTAL FINANCIALS			9,364
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Gilead Sciences, Inc. 1.625% 5/1/16		250	892
Theravance, Inc. 2.125% 1/15/23		2,260	2,698
			3,590
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		1,380	2,445
Health Care Providers & Services - 0.6%
HealthSouth Corp. 2% 12/1/43		4,116	4,445
Molina Healthcare, Inc. 1.125% 1/15/20		1,590	1,979
WellPoint, Inc. 2.75% 10/15/42		5,070	7,871
			14,295
TOTAL HEALTH CARE			20,330
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. 3.25% 7/1/14		$ 1,830	$ 2,162
Construction & Engineering - 0.1%
Layne Christensen Co. 4.25% 11/15/18 (g)		1,080	1,046
MasTec, Inc.:
4% 6/15/14		890	2,020
4.25% 12/15/14		420	980
			4,046
Machinery - 0.1%
Navistar International Corp. 4.75% 4/15/19 (g)		1,530	1,566
TOTAL INDUSTRIALS			7,774
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		4,730	4,919
Liberty Interactive LLC 0.75% 3/30/43		1,250	1,631
			6,550
Semiconductors & Semiconductor Equipment - 0.4%
Canadian Solar, Inc. 4.25% 2/15/19 (g)		1,760	1,709
GT Advanced Technologies, Inc.:
3% 10/1/17		3,530	8,086
3% 12/15/20		720	1,171
			10,966
Software - 0.2%
TiVo, Inc. 4% 3/15/16 (g)		3,230	4,070
TOTAL INFORMATION TECHNOLOGY			21,586
MATERIALS - 0.2%
Metals & Mining - 0.2%
Goldcorp, Inc. 2% 8/1/14		3,120	3,126
Newmont Mining Corp. 1.25% 7/15/14		2,000	2,000
			5,126
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (g)		$ 2,480	$ 2,769
TOTAL CONVERTIBLE BONDS			84,329
Nonconvertible Bonds - 0.2%
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		2,545	2,596
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		1,489	1,526
Walter Energy, Inc. 8.5% 4/15/21		2,030	1,096
			2,622
TOTAL NONCONVERTIBLE BONDS			5,218
TOTAL CORPORATE BONDS (Cost $79,021)			89,547
Other - 0.5%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EQTY ER Holdings, LLC 12% 1/28/18 (f)(k)(l)		5,667	5,667
Shares
EQTY ER Holdings, LLC (f)(k)(l)		2,833,333	6,344
TOTAL OTHER (Cost $8,504) .			12,011
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $1,520)	EUR	990	$ 1,514
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	109,101,870	109,102
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	18,367,948	18,368
TOTAL MONEY MARKET FUNDS (Cost $127,470)		127,470
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,120,627)		2,531,220
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(14,962)
NET ASSETS - 100%		$ 2,516,258
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
CIT Group, Inc.	7/19/14 - $50.00	362	$ 39	$ (3)
Microsoft Corp.	7/19/14 - $42.00	1,420	105	(69)
Stanley Black & Decker, Inc.	7/19/14 - $85.00	800	120	(260)
TOTAL WRITTEN OPTIONS			$ 264	$ (332)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,483,000 or 1.3% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $14,416,000.
(j) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,345,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 1,920
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 5,667
EQTY ER Holdings, LLC	1/29/13	$ 2,833
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
(l) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 31
Fidelity Securities Lending Cash Central Fund	46
Total	$ 77
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 5,667	$ -	$ -	$ 680	$ 5,667
EQTY ER Holdings, LLC	2,833	-	-	-	6,344
Total	$ 8,500	$ -	$ -	$ 680	$ 12,011
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 165,572	$ 158,026	$ -	$ 7,546
Consumer Staples	267,200	265,885	1,315	-
Energy	351,865	351,865	-	-
Financials	592,751	575,272	15,691	1,788
Health Care	201,731	186,006	15,725	-
Industrials	230,379	230,379	-	-
Information Technology	280,885	280,885	-	-
Materials	33,197	33,197	-	-
Telecommunication Services	87,445	76,658	10,787	-
Utilities	89,653	79,710	9,943	-
Corporate Bonds	89,547	-	89,547	-
Other/Energy	12,011	-	12,011
Preferred Securities	1,514	-	1,514	-
Money Market Funds	127,470	127,470	-	-
Total Investments in Securities:	$ 2,531,220	$ 2,365,353	$ 156,533	$ 9,334
Derivative Instruments:
Liabilities
Written Options	$ (332)	$ (332)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (332)
Total Value of Derivatives	$ -	$ (332)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.5%
United Kingdom	3.6%
Canada	1.9%
Switzerland	1.2%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,865) - See accompanying schedule: Unaffiliated issuers (cost $1,984,653)	$ 2,391,739
Fidelity Central Funds (cost $127,470)	127,470
Other affiliated issuers (cost $8,504)	12,011
Total Investments (cost $2,120,627)		$ 2,531,220
Receivable for investments sold		1,739
Receivable for fund shares sold		1,149
Dividends receivable		6,120
Interest receivable		887
Distributions receivable from Fidelity Central Funds		33
Prepaid expenses		1
Other receivables		112
Total assets		2,541,261

Liabilities
Payable for investments purchased	$ 158
Payable for fund shares redeemed	2,597
Accrued management fee	935
Distribution and service plan fees payable	765
Written options, at value (premium received $264)	332
Other affiliated payables	486
Other payables and accrued expenses	141
Deferred taxes	1,221
Collateral on securities loaned, at value	18,368
Total liabilities		25,003

Net Assets		$ 2,516,258
Net Assets consist of:
Paid in capital		$ 2,069,457
Undistributed net investment income		9,777
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		27,721
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		409,303
Net Assets		$ 2,516,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($797,658.2 ÷ 24,009.150 shares)	$ 33.22

Maximum offering price per share (100/94.25 of $33.22)	$ 35.25
Class T: Net Asset Value and redemption price per share ($998,240.7 ÷ 29,577.247 shares)	$ 33.75

Maximum offering price per share (100/96.50 of $33.75)	$ 34.97
Class B: Net Asset Value and offering price per share ($22,333.3 ÷ 667.811 shares)A	$ 33.44

Class C: Net Asset Value and offering price per share ($207,192.6 ÷ 6,208.987 shares)A	$ 33.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($490,721.1 ÷ 14,296.338 shares)	$ 34.32

Class Z: Net Asset Value, offering price and redemption price per share ($111.6 ÷ 3.251 shares)	$ 34.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 36,790
Special dividends		8,544
Interest (including $680 earned from other affiliated issuers)		1,931
Income from Fidelity Central Funds		77
Total income		47,342

Expenses
Management fee	$ 5,547
Transfer agent fees	2,520
Distribution and service plan fees	4,534
Accounting and security lending fees	369
Custodian fees and expenses	28
Independent trustees' compensation	5
Registration fees	69
Audit	43
Legal	5
Miscellaneous	8
Total expenses before reductions	13,128
Expense reductions	(29)	13,099
Net investment income (loss)		34,243
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	133,745
Foreign currency transactions	3
Written options	1,505
Total net realized gain (loss)		135,253
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,063)
Assets and liabilities in foreign currencies	(16)
Written options	588
Total change in net unrealized appreciation (depreciation)		(8,491)
Net gain (loss)		126,762
Net increase (decrease) in net assets resulting from operations		$ 161,005

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,243	$ 45,925
Net realized gain (loss)	135,253	210,951
Change in net unrealized appreciation (depreciation)	(8,491)	276,538
Net increase (decrease) in net assets resulting from operations	161,005	533,414
Distributions to shareholders from net investment income	(35,573)	(43,731)
Distributions to shareholders from net realized gain	-	(2,444)
Total distributions	(35,573)	(46,175)
Share transactions - net increase (decrease)	(75,628)	(140,174)
Total increase (decrease) in net assets	49,804	347,065

Net Assets
Beginning of period	2,466,454	2,119,389
End of period (including undistributed net investment income of $9,777 and undistributed net investment income of $11,107, respectively)	$ 2,516,258	$ 2,466,454

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.60	$ 25.55	$ 22.18	$ 21.07	$ 20.26	$ 16.72
Income from Investment Operations
Net investment income (loss) E	.46 I	.60	.61	.42	.25	.28
Net realized and unrealized gain (loss)	1.65	6.06	3.32	1.11	.81	3.58
Total from investment operations	2.11	6.66	3.93	1.53	1.06	3.86
Distributions from net investment income	(.49)	(.58)	(.56)	(.42)	(.25)	(.32)
Distributions from net realized gain	-	(.03)	-	-	-	-
Total distributions	(.49)	(.61)	(.56)	(.42)	(.25)	(.32)
Net asset value, end of period	$ 33.22	$ 31.60	$ 25.55	$ 22.18	$ 21.07	$ 20.26
Total Return B, C, D	6.75%	26.43%	17.90%	7.25%	5.26%	23.58%
Ratios to Average Net Assets F,H
Expenses before reductions	.96% A	.98%	1.02%	1.03%	1.04%	1.07%
Expenses net of fee waivers, if any	.96% A	.98%	1.02%	1.03%	1.04%	1.07%
Expenses net of all reductions	.96% A	.97%	1.01%	1.02%	1.04%	1.07%
Net investment income (loss)	2.89% A,I	2.07%	2.52%	1.82%	1.21%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$ 798	$ 777	$ 646	$ 634	$ 719	$ 831
Portfolio turnover rate G	41% A	34%	49%	89%	29%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividends which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.19%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.09	$ 25.94	$ 22.50	$ 21.37	$ 20.54	$ 16.94
Income from Investment Operations
Net investment income (loss) E	.43 I	.55	.57	.38	.22	.25
Net realized and unrealized gain (loss)	1.68	6.15	3.37	1.13	.82	3.63
Total from investment operations	2.11	6.70	3.94	1.51	1.04	3.88
Distributions from net investment income	(.45)	(.52)	(.50)	(.38)	(.21)	(.28)
Distributions from net realized gain	-	(.03)	-	-	-	-
Total distributions	(.45)	(.55)	(.50)	(.38)	(.21)	(.28)
Net asset value, end of period	$ 33.75	$ 32.09	$ 25.94	$ 22.50	$ 21.37	$ 20.54
Total Return B, C, D	6.65%	26.14%	17.70%	7.02%	5.09%	23.35%
Ratios to Average Net Assets F, H
Expenses before reductions	1.18% A	1.19%	1.21%	1.22%	1.23%	1.28%
Expenses net of fee waivers, if any	1.18% A	1.19%	1.21%	1.22%	1.23%	1.28%
Expenses net of all reductions	1.18% A	1.18%	1.21%	1.21%	1.22%	1.27%
Net investment income (loss)	2.67% A,I	1.86%	2.32%	1.63%	1.03%	1.47%
Supplemental Data
Net assets, end of period (in millions)	$ 998	$ 984	$ 854	$ 862	$ 1,108	$ 1,264
Portfolio turnover rate G	41% A	34%	49%	89%	29%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend>, the ratio of net investment income (loss) to average net assets would have been 1.97%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.79	$ 25.69	$ 22.29	$ 21.16	$ 20.33	$ 16.77
Income from Investment Operations
Net investment income (loss) E	.33 I	.36	.42	.24	.09	.15
Net realized and unrealized gain (loss)	1.66	6.10	3.34	1.12	.82	3.59
Total from investment operations	1.99	6.46	3.76	1.36	.91	3.74
Distributions from net investment income	(.34)	(.33)	(.36)	(.23)	(.08)	(.18)
Distributions from net realized gain	-	(.03)	-	-	-	-
Total distributions	(.34)	(.36)	(.36)	(.23)	(.08)	(.18)
Net asset value, end of period	$ 33.44	$ 31.79	$ 25.69	$ 22.29	$ 21.16	$ 20.33
Total Return B, C, D	6.32%	25.39%	16.97%	6.43%	4.49%	22.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.80%	1.80%	1.81%	1.82%	1.84%
Expenses net of fee waivers, if any	1.80% A	1.80%	1.80%	1.81%	1.82%	1.84%
Expenses net of all reductions	1.79% A	1.79%	1.80%	1.80%	1.81%	1.84%
Net investment income (loss)	2.05% A,I	1.26%	1.73%	1.04%	.44%	.90%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 27	$ 31	$ 42	$ 63	$ 88
Portfolio turnover rate G	41% A	34%	49%	89%	29%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.36%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.73	$ 25.66	$ 22.27	$ 21.16	$ 20.34	$ 16.78
Income from Investment Operations
Net investment income (loss) E	.34 I	.38	.43	.25	.09	.16
Net realized and unrealized gain (loss)	1.66	6.09	3.33	1.11	.82	3.59
Total from investment operations	2.00	6.47	3.76	1.36	.91	3.75
Distributions from net investment income	(.36)	(.37)	(.37)	(.25)	(.09)	(.19)
Distributions from net realized gain	-	(.03)	-	-	-	-
Total distributions	(.36)	(.40)	(.37)	(.25)	(.09)	(.19)
Net asset value, end of period	$ 33.37	$ 31.73	$ 25.66	$ 22.27	$ 21.16	$ 20.34
Total Return B, C, D	6.37%	25.46%	17.03%	6.40%	4.50%	22.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.72% A	1.74%	1.77%	1.78%	1.80%	1.83%
Expenses net of fee waivers, if any	1.72% A	1.74%	1.77%	1.78%	1.80%	1.83%
Expenses net of all reductions	1.72% A	1.73%	1.77%	1.77%	1.79%	1.83%
Net investment income (loss)	2.13% A,I	1.32%	1.76%	1.06%	.46%	.91%
Supplemental Data
Net assets, end of period (in millions)	$ 207	$ 195	$ 143	$ 134	$ 149	$ 165
Portfolio turnover rate G	41% A	34%	49%	89%	29%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.43%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.62	$ 26.36	$ 22.86	$ 21.70	$ 20.85	$ 17.20
Income from Investment Operations
Net investment income (loss) D	.52 H	.70	.70	.50	.32	.34
Net realized and unrealized gain (loss)	1.71	6.24	3.43	1.14	.83	3.68
Total from investment operations	2.23	6.94	4.13	1.64	1.15	4.02
Distributions from net investment income	(.53)	(.65)	(.63)	(.48)	(.30)	(.37)
Distributions from net realized gain	-	(.03)	-	-	-	-
Total distributions	(.53)	(.68)	(.63)	(.48)	(.30)	(.37)
Net asset value, end of period	$ 34.32	$ 32.62	$ 26.36	$ 22.86	$ 21.70	$ 20.85
Total Return B, C	6.91%	26.72%	18.27%	7.55%	5.56%	23.90%
Ratios to Average Net Assets E, G
Expenses before reductions	.70% A	.72%	.73%	.74%	.77%	.79%
Expenses net of fee waivers, if any	.70% A	.72%	.73%	.74%	.77%	.79%
Expenses net of all reductions	.70% A	.71%	.73%	.73%	.76%	.78%
Net investment income (loss)	3.15% A,H	2.34%	2.80%	2.10%	1.49%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$ 491	$ 483	$ 445	$ 360	$ 464	$ 1,127
Portfolio turnover rate F	41% A	34%	49%	89%	29%	76%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.45%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2014	Year ended November 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 32.63	$ 31.44
Income from Investment Operations
Net investment income (loss) D	.55 I	.23
Net realized and unrealized gain (loss)	1.70	1.12
Total from investment operations	2.25	1.35
Distributions from net investment income	(.55)	(.16)
Net asset value, end of period	$ 34.33	$ 32.63
Total Return B, C	7.00%	4.30%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.54% A
Expenses net of fee waivers, if any	.54% A	.54% A
Expenses net of all reductions	.54% A	.54% A
Net investment income (loss)	3.31% A,I	2.37% A
Supplemental Data
Net assets, end of period (000s omitted)	$ 112	$ 104
Portfolio turnover rate F	41% A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.61%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. One of the Fund's investments, EQTY ER Holdings, LLC, is owned through an entity that is treated as a corporation for U.S. tax purposes and may be subject to federal and state taxes upon disposition. The tax liability may differ materially depending on conditions when the investment is disposed. At period end, the estimated tax liability for this investment is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 436,501
Gross unrealized depreciation	(34,771)
Net unrealized appreciation (depreciation) on securities and other investments	$ 401,730

Tax cost	$ 2,129,490

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (100,096)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

During the period, the Fund recognized net realized gain (loss) of $1,505 and a change in net unrealized appreciation (depreciation) of $588 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	13	$ 831
Options Opened	35	2,747
Options Exercised	(18)	(1,450)
Options Closed	(14)	(877)
Options Expired	(13)	(987)
Outstanding at end of period	3	$ 264

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $492,345 and $574,742, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 974	$ 20
Class T	.25%	.25%	2,439	21
Class B	.75%	.25%	123	93
Class C	.75%	.25%	998	116
			$ 4,534	$ 250

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 66
Class T	20
Class B*	7
Class C*	9
$ 102

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 843.22
Class T	912.19
Class B	37.30
Class C	225.23
Institutional Class	503.21
Class Z	-**	.05
	$ 2,520

* Annualized

** Amount represents twenty-four dollars.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $46. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $29 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013 A
From net investment income
Class A	$ 11,878	$ 14,351
Class T	13,497	16,481
Class B	268	359
Class C	2,250	2,111
Institutional Class	7,678	10,429
Class Z	2	-*
Total	$ 35,573	$ 43,731
From net realized gain
Class A	$ -	$ 754
Class T	-	982
Class B	-	36
Class C	-	167
Institutional Class	-	505
Total	$ -	$ 2,444

A Distributions for Class Z are for the period November 30, 2013 (commencement of sale of shares) to November 30, 2013.

* Amount represents four hundred ninety-six dollars.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013 A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class A
Shares sold	1,638	3,676	$ 52,192	$ 106,691
Reinvestment of distributions	347	505	10,973	13,926
Shares redeemed	(2,583)	(4,869)	(82,531)	(139,536)
Net increase (decrease)	(598)	(688)	$ (19,366)	$ (18,919)
Class T
Shares sold	1,708	3,948	$ 55,411	$ 115,563
Reinvestment of distributions	405	601	12,999	16,778
Shares redeemed	(3,218)	(6,787)	(103,853)	(197,631)
Net increase (decrease)	(1,105)	(2,238)	$ (35,443)	$ (65,290)
Class B
Shares sold	14	42	$ 450	$ 1,216
Reinvestment of distributions	8	13	244	359
Shares redeemed	(208)	(423)	(6,694)	(12,147)
Net increase (decrease)	(186)	(368)	$ (6,000)	$ (10,572)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013 A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class C
Shares sold	550	1,636	$ 17,608	$ 48,035
Reinvestment of distributions	62	72	1,976	1,992
Shares redeemed	(539)	(1,139)	(17,325)	(33,153)
Net increase (decrease)	73	569	$ 2,259	$ 16,874
Institutional Class
Shares sold	2,084	2,274	$ 68,480	$ 67,514
Reinvestment of distributions	225	369	7,349	10,496
Shares redeemed	(2,804)	(4,733)	(92,909)	(140,377)
Net increase (decrease)	(495)	(2,090)	$ (17,080)	$ (62,367)
Class Z
Shares sold	-	3	$ -	$ 100
Reinvestment of distributions	-*	-**	2	-***
Net increase (decrease)	-	3	$ 2	$ 100

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

* Amount represents fifty-four shares.

** Amount represents seventy-two shares.

*** Amount represents four hundred ninety-six dollars.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPII-USAN-0714
1.786786.111

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Equity Income
Fund - Class A, Class T, Class B and Class C

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.96%
Actual		$ 1,000.00	$ 1,067.50	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.18%
Actual		$ 1,000.00	$ 1,066.50	$ 6.08
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 5.94
Class B	1.80%
Actual		$ 1,000.00	$ 1,063.20	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Class C	1.72%
Actual		$ 1,000.00	$ 1,063.70	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.65
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,069.10	$ 3.61
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53
Class Z	.54%
Actual		$ 1,000.00	$ 1,070.00	$ 2.79
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	4.0
Chevron Corp.	3.0	2.9
Cisco Systems, Inc.	2.5	2.2
General Electric Co.	2.4	2.5
MetLife, Inc.	2.3	2.3
Procter & Gamble Co.	2.1	2.1
Johnson & Johnson	2.1	1.9
Verizon Communications, Inc.	1.8	1.3
Exxon Mobil Corp.	1.8	2.4
Wells Fargo & Co.	1.8	3.0
	23.7
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.0	21.4
Energy	14.9	14.0
Information Technology	11.9	11.5
Consumer Staples	10.6	8.8
Industrials	9.6	10.4
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks 90.2%		Stocks 90.8%
	Bonds 0.2%		Bonds 0.1%
	Convertible Securities 4.5%		Convertible Securities 4.5%
	Other Investments 0.6%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 4.5%		Short-Term Investments and Net Other Assets (Liabilities) 4.3%
* Foreign investments	10.5%	** Foreign investments	11.5%
* Written options	0.0%	** Written options	(0.1%)

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.6%
Auto Components - 0.2%
Gentex Corp.	189,860	$ 5,491
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc. (e)	229,600	11,508
McDonald's Corp.	242,117	24,558
Texas Roadhouse, Inc. Class A	214,562	5,424
Yum! Brands, Inc.	151,121	11,683
		53,173
Leisure Products - 0.3%
New Academy Holding Co. LLC unit (a)(j)(k)	52,800	7,546
Media - 1.6%
Comcast Corp. Class A	626,874	32,723
Sinclair Broadcast Group, Inc. Class A	212,235	6,278
		39,001
Multiline Retail - 1.8%
Kohl's Corp.	273,776	14,904
Target Corp.	515,455	29,257
		44,161
Specialty Retail - 0.6%
Abercrombie & Fitch Co. Class A	148,043	5,627
Foot Locker, Inc.	133,131	6,414
Staples, Inc.	369,733	4,159
		16,200
TOTAL CONSUMER DISCRETIONARY		165,572
CONSUMER STAPLES - 10.6%
Beverages - 2.0%
Molson Coors Brewing Co. Class B	162,005	10,649
PepsiCo, Inc.	113,122	9,992
The Coca-Cola Co.	726,672	29,728
		50,369
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	185,000	14,489
Wal-Mart Stores, Inc.	154,750	11,880
Walgreen Co.	208,844	15,018
		41,387
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.9%
B&G Foods, Inc. Class A	70,054	$ 2,400
Kellogg Co.	285,552	19,697
		22,097
Household Products - 2.1%
Procter & Gamble Co.	654,217	52,854
Tobacco - 4.0%
Altria Group, Inc.	692,065	28,762
British American Tobacco PLC sponsored ADR	100,511	12,188
Japan Tobacco, Inc.	38,700	1,315
Lorillard, Inc.	454,553	28,260
Philip Morris International, Inc.	161,212	14,274
Reynolds American, Inc.	245,446	14,636
		99,435
TOTAL CONSUMER STAPLES		266,142
ENERGY - 14.0%
Energy Equipment & Services - 1.8%
Ensco PLC Class A	192,324	10,128
National Oilwell Varco, Inc.	141,849	11,613
Noble Corp.	307,414	9,671
Schlumberger Ltd.	119,457	12,428
		43,840
Oil, Gas & Consumable Fuels - 12.2%
Access Midstream Partners LP	81,247	5,118
Anadarko Petroleum Corp.	124,445	12,800
Apache Corp.	214,027	19,952
Canadian Natural Resources Ltd.	359,300	14,623
Chevron Corp.	604,769	74,260
CONSOL Energy, Inc.	250,475	11,063
EV Energy Partners LP	243,025	8,975
Exxon Mobil Corp.	450,560	45,295
Gazprom OAO sponsored ADR (Reg. S)	136,300	1,111
Holly Energy Partners LP	114,912	4,061
HollyFrontier Corp.	58,877	2,900
Imperial Oil Ltd.	129,500	6,376
Legacy Reserves LP	115,099	3,384
Markwest Energy Partners LP	257,191	15,933
Occidental Petroleum Corp.	154,423	15,394
Royal Dutch Shell PLC Class A sponsored ADR	140,158	11,016
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Scorpio Tankers, Inc.	126,500	$ 1,147
Suncor Energy, Inc.	486,500	18,723
The Williams Companies, Inc.	695,250	32,649
Williams Partners LP	61,100	3,245
		308,025
TOTAL ENERGY		351,865
FINANCIALS - 22.8%
Banks - 9.3%
Bank of America Corp.	270,900	4,101
CIT Group, Inc. (i)	72,362	3,219
Citigroup, Inc.	236,500	11,250
Comerica, Inc.	104,780	5,026
FirstMerit Corp.	169,240	3,160
JPMorgan Chase & Co.	1,763,557	98,004
M&T Bank Corp. (e)	194,017	23,548
PNC Financial Services Group, Inc.	71,200	6,071
Standard Chartered PLC (United Kingdom)	405,343	9,121
U.S. Bancorp	560,100	23,631
Valley National Bancorp (e)	226,900	2,199
Wells Fargo & Co.	871,950	44,278
		233,608
Capital Markets - 5.4%
Apollo Global Management LLC Class A	161,502	4,010
Apollo Investment Corp.	888,252	7,444
Ares Capital Corp.	325,442	5,611
Ares Management LP	114,800	2,181
Ashmore Group PLC (e)	837,305	4,959
BlackRock, Inc. Class A	37,577	11,457
Carlyle Group LP	142,800	4,423
Charles Schwab Corp.	195,406	4,926
Greenhill & Co., Inc. (e)	54,823	2,726
Invesco Ltd.	124,100	4,554
KKR & Co. LP	1,665,196	37,850
Morgan Stanley	375,942	11,602
State Street Corp.	154,599	10,091
The Blackstone Group LP	828,703	25,756
		137,590
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	93,785	$ 12,036
TPG Specialty Lending, Inc.	126,100	2,672
		14,708
Insurance - 4.7%
ACE Ltd.	202,111	20,961
Allied World Assurance Co. Holdings Ltd.	34,500	1,294
Brasil Insurance Participacoes e Administracao SA	539,700	1,927
esure Group PLC	611,000	2,724
MetLife, Inc.	1,115,557	56,815
Prudential Financial, Inc.	115,898	9,522
The Chubb Corp.	134,667	12,478
The Travelers Companies, Inc.	136,849	12,789
		118,510
Real Estate Investment Trusts - 2.6%
American Capital Agency Corp.	433,580	10,289
Annaly Capital Management, Inc.	802,994	9,467
CBL & Associates Properties, Inc.	280,000	5,270
Coresite Realty Corp.	101,920	3,231
First Potomac Realty Trust	473,077	6,188
Home Properties, Inc.	153,430	9,540
Piedmont Office Realty Trust, Inc. Class A (e)	157,535	2,933
Rayonier, Inc.	97,852	4,658
Retail Properties America, Inc.	375,097	5,641
Two Harbors Investment Corp.	565,041	5,950
Ventas, Inc.	42,294	2,825
		65,992
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(k)	96,000	1,788
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	124,900	1,801
TOTAL FINANCIALS		573,997
HEALTH CARE - 7.9%
Biotechnology - 0.4%
Amgen, Inc.	80,149	9,296
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	91,000	6,771
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	71,700	$ 5,242
St. Jude Medical, Inc.	40,262	2,613
		14,626
Health Care Providers & Services - 0.9%
Aetna, Inc.	41,215	3,196
Quest Diagnostics, Inc.	100,036	5,991
UnitedHealth Group, Inc.	167,876	13,368
WellPoint, Inc.	44	5
		22,560
Pharmaceuticals - 6.0%
AbbVie, Inc.	47,354	2,573
Astellas Pharma, Inc.	617,100	7,939
AstraZeneca PLC sponsored ADR	162,212	11,712
Johnson & Johnson	512,218	51,970
Merck & Co., Inc.	519,268	30,045
Pfizer, Inc.	863,813	25,595
Sanofi SA	72,826	7,786
Teva Pharmaceutical Industries Ltd. sponsored ADR	277,398	14,006
		151,626
TOTAL HEALTH CARE		198,108
INDUSTRIALS - 9.1%
Aerospace & Defense - 0.8%
United Technologies Corp.	175,807	20,432
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	206,479	12,360
PostNL NV (a)	757,600	3,714
United Parcel Service, Inc. Class B	393,490	40,876
		56,950
Airlines - 0.1%
Copa Holdings SA Class A	8,700	1,243
Commercial Services & Supplies - 1.3%
Intrum Justitia AB	161,784	5,036
KAR Auction Services, Inc.	156,904	4,792
Republic Services, Inc.	634,789	22,472
		32,300
Electrical Equipment - 0.6%
Eaton Corp. PLC	53,300	3,928
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	76,270	$ 5,089
Hubbell, Inc. Class B	48,569	5,683
		14,700
Industrial Conglomerates - 2.4%
General Electric Co.	2,292,733	61,422
Machinery - 0.8%
Cummins, Inc.	50,637	7,744
Stanley Black & Decker, Inc. (i)	151,826	13,270
		21,014
Professional Services - 0.5%
Acacia Research Corp.	202,860	3,274
Bureau Veritas SA	86,073	2,595
Michael Page International PLC	732,018	5,628
		11,497
Road & Rail - 0.3%
Union Pacific Corp.	43,902	8,748
TOTAL INDUSTRIALS		228,306
INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 2.9%
Cisco Systems, Inc.	2,548,453	62,743
QUALCOMM, Inc.	129,689	10,433
		73,176
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	159,030	9,456
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	241,700	8,375
IT Services - 3.5%
Accenture PLC Class A	81,896	6,670
IBM Corp.	239,223	44,103
Paychex, Inc.	763,278	31,378
Quindell PLC	5,244,900	1,824
Xerox Corp.	410,915	5,075
		89,050
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	957,177	$ 19,325
Broadcom Corp. Class A	677,529	21,593
		40,918
Software - 1.8%
CA Technologies, Inc.	230,081	6,601
Microsoft Corp. (i)	928,138	37,998
		44,599
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	15,103	9,560
EMC Corp.	216,519	5,751
		15,311
TOTAL INFORMATION TECHNOLOGY		280,885
MATERIALS - 1.3%
Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc.	66,400	2,410
RPM International, Inc.	145,099	6,249
Tronox Ltd. Class A	76,965	2,045
		10,704
Metals & Mining - 0.9%
Commercial Metals Co.	294,254	5,223
Freeport-McMoRan Copper & Gold, Inc.	465,414	15,847
Goldcorp, Inc.	13,700	322
SunCoke Energy Partners LP	38,412	1,101
		22,493
TOTAL MATERIALS		33,197
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	679,727	24,110
Verizon Communications, Inc.	923,006	46,113
Verizon Communications, Inc. CDI	128,984	6,435
		76,658
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	3,076,582	10,787
TOTAL TELECOMMUNICATION SERVICES		87,445
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.9%
Electric Utilities - 2.9%
American Electric Power Co., Inc.	317,915	$ 16,961
Hawaiian Electric Industries, Inc. (e)	218,498	5,255
Pinnacle West Capital Corp.	42,500	2,355
PPL Corp.	478,591	16,794
Southern Co.	561,125	24,566
Xcel Energy, Inc.	262,029	8,060
		73,991
Multi-Utilities - 0.0%
CenterPoint Energy, Inc.	30,314	731
TOTAL UTILITIES		74,722
TOTAL COMMON STOCKS (Cost $1,868,328)		2,260,239
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 1.2%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Post Holdings, Inc. 5.25% (a)	10,000	1,058
FINANCIALS - 0.3%
Real Estate Investment Trusts - 0.3%
American Tower Corp. Series A, 5.25% (a)	13,000	1,391
Crown Castle International Corp. Series A, 4.50%	43,800	4,556
Weyerhaeuser Co. Series A, 6.375%	43,200	2,531
		8,478
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	11,539	3,623
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	31,500	2,073
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.6%
Electric Utilities - 0.2%
NextEra Energy, Inc.:
5.889%	35,144	$ 2,195
Series E, 5.599%	61,200	3,927
		6,122
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS	70,100	3,821
Dominion Resources, Inc.:
Series A, 6.125%	43,400	2,486
Series B, 6.00%	43,400	2,502
		8,809
TOTAL UTILITIES		14,931
TOTAL CONVERTIBLE PREFERRED STOCKS		30,163
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Consumer Finance - 0.4%
Ally Financial, Inc.:
7.00% (g)	8,531	8,604
Series A, 8.50%	60,466	1,672
		10,276
TOTAL PREFERRED STOCKS (Cost $35,784)		40,439
Corporate Bonds - 3.5%
		Principal Amount (000s) (d)
Convertible Bonds - 3.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16		$ 800	1,531
Volkswagen International Finance NV 5.5% 11/9/15 (g)	EUR	2,400	3,908
			5,439
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (g)		1,000	1,078
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Liberty Media Corp. 3.5% 1/15/31		$ 958	$ 887
TOTAL CONSUMER DISCRETIONARY			7,404
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Amyris, Inc. 3% 2/27/17		516	421
BPZ Energy, Inc. 8.5% 10/1/17		1,070	1,252
Chesapeake Energy Corp. 2.5% 5/15/37		3,600	3,802
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		1,410	1,358
Ship Finance International Ltd. 3.25% 2/1/18		2,810	3,143
			9,976
FINANCIALS - 0.4%
Capital Markets - 0.1%
Ares Capital Corp. 5.75% 2/1/16		1,830	1,960
Insurance - 0.1%
Fidelity National Financial, Inc. 4.25% 8/15/18		1,850	3,069
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (g)		3,390	4,335
TOTAL FINANCIALS			9,364
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Gilead Sciences, Inc. 1.625% 5/1/16		250	892
Theravance, Inc. 2.125% 1/15/23		2,260	2,698
			3,590
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		1,380	2,445
Health Care Providers & Services - 0.6%
HealthSouth Corp. 2% 12/1/43		4,116	4,445
Molina Healthcare, Inc. 1.125% 1/15/20		1,590	1,979
WellPoint, Inc. 2.75% 10/15/42		5,070	7,871
			14,295
TOTAL HEALTH CARE			20,330
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. 3.25% 7/1/14		$ 1,830	$ 2,162
Construction & Engineering - 0.1%
Layne Christensen Co. 4.25% 11/15/18 (g)		1,080	1,046
MasTec, Inc.:
4% 6/15/14		890	2,020
4.25% 12/15/14		420	980
			4,046
Machinery - 0.1%
Navistar International Corp. 4.75% 4/15/19 (g)		1,530	1,566
TOTAL INDUSTRIALS			7,774
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		4,730	4,919
Liberty Interactive LLC 0.75% 3/30/43		1,250	1,631
			6,550
Semiconductors & Semiconductor Equipment - 0.4%
Canadian Solar, Inc. 4.25% 2/15/19 (g)		1,760	1,709
GT Advanced Technologies, Inc.:
3% 10/1/17		3,530	8,086
3% 12/15/20		720	1,171
			10,966
Software - 0.2%
TiVo, Inc. 4% 3/15/16 (g)		3,230	4,070
TOTAL INFORMATION TECHNOLOGY			21,586
MATERIALS - 0.2%
Metals & Mining - 0.2%
Goldcorp, Inc. 2% 8/1/14		3,120	3,126
Newmont Mining Corp. 1.25% 7/15/14		2,000	2,000
			5,126
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (g)		$ 2,480	$ 2,769
TOTAL CONVERTIBLE BONDS			84,329
Nonconvertible Bonds - 0.2%
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		2,545	2,596
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		1,489	1,526
Walter Energy, Inc. 8.5% 4/15/21		2,030	1,096
			2,622
TOTAL NONCONVERTIBLE BONDS			5,218
TOTAL CORPORATE BONDS (Cost $79,021)			89,547
Other - 0.5%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EQTY ER Holdings, LLC 12% 1/28/18 (f)(k)(l)		5,667	5,667
Shares
EQTY ER Holdings, LLC (f)(k)(l)		2,833,333	6,344
TOTAL OTHER (Cost $8,504) .			12,011
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $1,520)	EUR	990	$ 1,514
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	109,101,870	109,102
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	18,367,948	18,368
TOTAL MONEY MARKET FUNDS (Cost $127,470)		127,470
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,120,627)		2,531,220
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(14,962)
NET ASSETS - 100%		$ 2,516,258
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
CIT Group, Inc.	7/19/14 - $50.00	362	$ 39	$ (3)
Microsoft Corp.	7/19/14 - $42.00	1,420	105	(69)
Stanley Black & Decker, Inc.	7/19/14 - $85.00	800	120	(260)
TOTAL WRITTEN OPTIONS			$ 264	$ (332)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,483,000 or 1.3% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $14,416,000.
(j) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,345,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 1,920
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 5,667
EQTY ER Holdings, LLC	1/29/13	$ 2,833
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
(l) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 31
Fidelity Securities Lending Cash Central Fund	46
Total	$ 77
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 5,667	$ -	$ -	$ 680	$ 5,667
EQTY ER Holdings, LLC	2,833	-	-	-	6,344
Total	$ 8,500	$ -	$ -	$ 680	$ 12,011
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 165,572	$ 158,026	$ -	$ 7,546
Consumer Staples	267,200	265,885	1,315	-
Energy	351,865	351,865	-	-
Financials	592,751	575,272	15,691	1,788
Health Care	201,731	186,006	15,725	-
Industrials	230,379	230,379	-	-
Information Technology	280,885	280,885	-	-
Materials	33,197	33,197	-	-
Telecommunication Services	87,445	76,658	10,787	-
Utilities	89,653	79,710	9,943	-
Corporate Bonds	89,547	-	89,547	-
Other/Energy	12,011	-	12,011
Preferred Securities	1,514	-	1,514	-
Money Market Funds	127,470	127,470	-	-
Total Investments in Securities:	$ 2,531,220	$ 2,365,353	$ 156,533	$ 9,334
Derivative Instruments:
Liabilities
Written Options	$ (332)	$ (332)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (332)
Total Value of Derivatives	$ -	$ (332)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.5%
United Kingdom	3.6%
Canada	1.9%
Switzerland	1.2%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,865) - See accompanying schedule: Unaffiliated issuers (cost $1,984,653)	$ 2,391,739
Fidelity Central Funds (cost $127,470)	127,470
Other affiliated issuers (cost $8,504)	12,011
Total Investments (cost $2,120,627)		$ 2,531,220
Receivable for investments sold		1,739
Receivable for fund shares sold		1,149
Dividends receivable		6,120
Interest receivable		887
Distributions receivable from Fidelity Central Funds		33
Prepaid expenses		1
Other receivables		112
Total assets		2,541,261

Liabilities
Payable for investments purchased	$ 158
Payable for fund shares redeemed	2,597
Accrued management fee	935
Distribution and service plan fees payable	765
Written options, at value (premium received $264)	332
Other affiliated payables	486
Other payables and accrued expenses	141
Deferred taxes	1,221
Collateral on securities loaned, at value	18,368
Total liabilities		25,003

Net Assets		$ 2,516,258
Net Assets consist of:
Paid in capital		$ 2,069,457
Undistributed net investment income		9,777
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		27,721
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		409,303
Net Assets		$ 2,516,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($797,658.2 ÷ 24,009.150 shares)	$ 33.22

Maximum offering price per share (100/94.25 of $33.22)	$ 35.25
Class T: Net Asset Value and redemption price per share ($998,240.7 ÷ 29,577.247 shares)	$ 33.75

Maximum offering price per share (100/96.50 of $33.75)	$ 34.97
Class B: Net Asset Value and offering price per share ($22,333.3 ÷ 667.811 shares)A	$ 33.44

Class C: Net Asset Value and offering price per share ($207,192.6 ÷ 6,208.987 shares)A	$ 33.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($490,721.1 ÷ 14,296.338 shares)	$ 34.32

Class Z: Net Asset Value, offering price and redemption price per share ($111.6 ÷ 3.251 shares)	$ 34.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 36,790
Special dividends		8,544
Interest (including $680 earned from other affiliated issuers)		1,931
Income from Fidelity Central Funds		77
Total income		47,342

Expenses
Management fee	$ 5,547
Transfer agent fees	2,520
Distribution and service plan fees	4,534
Accounting and security lending fees	369
Custodian fees and expenses	28
Independent trustees' compensation	5
Registration fees	69
Audit	43
Legal	5
Miscellaneous	8
Total expenses before reductions	13,128
Expense reductions	(29)	13,099
Net investment income (loss)		34,243
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	133,745
Foreign currency transactions	3
Written options	1,505
Total net realized gain (loss)		135,253
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,063)
Assets and liabilities in foreign currencies	(16)
Written options	588
Total change in net unrealized appreciation (depreciation)		(8,491)
Net gain (loss)		126,762
Net increase (decrease) in net assets resulting from operations		$ 161,005

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,243	$ 45,925
Net realized gain (loss)	135,253	210,951
Change in net unrealized appreciation (depreciation)	(8,491)	276,538
Net increase (decrease) in net assets resulting from operations	161,005	533,414
Distributions to shareholders from net investment income	(35,573)	(43,731)
Distributions to shareholders from net realized gain	-	(2,444)
Total distributions	(35,573)	(46,175)
Share transactions - net increase (decrease)	(75,628)	(140,174)
Total increase (decrease) in net assets	49,804	347,065

Net Assets
Beginning of period	2,466,454	2,119,389
End of period (including undistributed net investment income of $9,777 and undistributed net investment income of $11,107, respectively)	$ 2,516,258	$ 2,466,454

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.60	$ 25.55	$ 22.18	$ 21.07	$ 20.26	$ 16.72
Income from Investment Operations
Net investment income (loss) E	.46 I	.60	.61	.42	.25	.28
Net realized and unrealized gain (loss)	1.65	6.06	3.32	1.11	.81	3.58
Total from investment operations	2.11	6.66	3.93	1.53	1.06	3.86
Distributions from net investment income	(.49)	(.58)	(.56)	(.42)	(.25)	(.32)
Distributions from net realized gain	-	(.03)	-	-	-	-
Total distributions	(.49)	(.61)	(.56)	(.42)	(.25)	(.32)
Net asset value, end of period	$ 33.22	$ 31.60	$ 25.55	$ 22.18	$ 21.07	$ 20.26
Total Return B, C, D	6.75%	26.43%	17.90%	7.25%	5.26%	23.58%
Ratios to Average Net Assets F,H
Expenses before reductions	.96% A	.98%	1.02%	1.03%	1.04%	1.07%
Expenses net of fee waivers, if any	.96% A	.98%	1.02%	1.03%	1.04%	1.07%
Expenses net of all reductions	.96% A	.97%	1.01%	1.02%	1.04%	1.07%
Net investment income (loss)	2.89% A,I	2.07%	2.52%	1.82%	1.21%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$ 798	$ 777	$ 646	$ 634	$ 719	$ 831
Portfolio turnover rate G	41% A	34%	49%	89%	29%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividends which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.19%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.09	$ 25.94	$ 22.50	$ 21.37	$ 20.54	$ 16.94
Income from Investment Operations
Net investment income (loss) E	.43 I	.55	.57	.38	.22	.25
Net realized and unrealized gain (loss)	1.68	6.15	3.37	1.13	.82	3.63
Total from investment operations	2.11	6.70	3.94	1.51	1.04	3.88
Distributions from net investment income	(.45)	(.52)	(.50)	(.38)	(.21)	(.28)
Distributions from net realized gain	-	(.03)	-	-	-	-
Total distributions	(.45)	(.55)	(.50)	(.38)	(.21)	(.28)
Net asset value, end of period	$ 33.75	$ 32.09	$ 25.94	$ 22.50	$ 21.37	$ 20.54
Total Return B, C, D	6.65%	26.14%	17.70%	7.02%	5.09%	23.35%
Ratios to Average Net Assets F, H
Expenses before reductions	1.18% A	1.19%	1.21%	1.22%	1.23%	1.28%
Expenses net of fee waivers, if any	1.18% A	1.19%	1.21%	1.22%	1.23%	1.28%
Expenses net of all reductions	1.18% A	1.18%	1.21%	1.21%	1.22%	1.27%
Net investment income (loss)	2.67% A,I	1.86%	2.32%	1.63%	1.03%	1.47%
Supplemental Data
Net assets, end of period (in millions)	$ 998	$ 984	$ 854	$ 862	$ 1,108	$ 1,264
Portfolio turnover rate G	41% A	34%	49%	89%	29%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend>, the ratio of net investment income (loss) to average net assets would have been 1.97%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.79	$ 25.69	$ 22.29	$ 21.16	$ 20.33	$ 16.77
Income from Investment Operations
Net investment income (loss) E	.33 I	.36	.42	.24	.09	.15
Net realized and unrealized gain (loss)	1.66	6.10	3.34	1.12	.82	3.59
Total from investment operations	1.99	6.46	3.76	1.36	.91	3.74
Distributions from net investment income	(.34)	(.33)	(.36)	(.23)	(.08)	(.18)
Distributions from net realized gain	-	(.03)	-	-	-	-
Total distributions	(.34)	(.36)	(.36)	(.23)	(.08)	(.18)
Net asset value, end of period	$ 33.44	$ 31.79	$ 25.69	$ 22.29	$ 21.16	$ 20.33
Total Return B, C, D	6.32%	25.39%	16.97%	6.43%	4.49%	22.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.80%	1.80%	1.81%	1.82%	1.84%
Expenses net of fee waivers, if any	1.80% A	1.80%	1.80%	1.81%	1.82%	1.84%
Expenses net of all reductions	1.79% A	1.79%	1.80%	1.80%	1.81%	1.84%
Net investment income (loss)	2.05% A,I	1.26%	1.73%	1.04%	.44%	.90%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 27	$ 31	$ 42	$ 63	$ 88
Portfolio turnover rate G	41% A	34%	49%	89%	29%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.36%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.73	$ 25.66	$ 22.27	$ 21.16	$ 20.34	$ 16.78
Income from Investment Operations
Net investment income (loss) E	.34 I	.38	.43	.25	.09	.16
Net realized and unrealized gain (loss)	1.66	6.09	3.33	1.11	.82	3.59
Total from investment operations	2.00	6.47	3.76	1.36	.91	3.75
Distributions from net investment income	(.36)	(.37)	(.37)	(.25)	(.09)	(.19)
Distributions from net realized gain	-	(.03)	-	-	-	-
Total distributions	(.36)	(.40)	(.37)	(.25)	(.09)	(.19)
Net asset value, end of period	$ 33.37	$ 31.73	$ 25.66	$ 22.27	$ 21.16	$ 20.34
Total Return B, C, D	6.37%	25.46%	17.03%	6.40%	4.50%	22.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.72% A	1.74%	1.77%	1.78%	1.80%	1.83%
Expenses net of fee waivers, if any	1.72% A	1.74%	1.77%	1.78%	1.80%	1.83%
Expenses net of all reductions	1.72% A	1.73%	1.77%	1.77%	1.79%	1.83%
Net investment income (loss)	2.13% A,I	1.32%	1.76%	1.06%	.46%	.91%
Supplemental Data
Net assets, end of period (in millions)	$ 207	$ 195	$ 143	$ 134	$ 149	$ 165
Portfolio turnover rate G	41% A	34%	49%	89%	29%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.43%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.62	$ 26.36	$ 22.86	$ 21.70	$ 20.85	$ 17.20
Income from Investment Operations
Net investment income (loss) D	.52 H	.70	.70	.50	.32	.34
Net realized and unrealized gain (loss)	1.71	6.24	3.43	1.14	.83	3.68
Total from investment operations	2.23	6.94	4.13	1.64	1.15	4.02
Distributions from net investment income	(.53)	(.65)	(.63)	(.48)	(.30)	(.37)
Distributions from net realized gain	-	(.03)	-	-	-	-
Total distributions	(.53)	(.68)	(.63)	(.48)	(.30)	(.37)
Net asset value, end of period	$ 34.32	$ 32.62	$ 26.36	$ 22.86	$ 21.70	$ 20.85
Total Return B, C	6.91%	26.72%	18.27%	7.55%	5.56%	23.90%
Ratios to Average Net Assets E, G
Expenses before reductions	.70% A	.72%	.73%	.74%	.77%	.79%
Expenses net of fee waivers, if any	.70% A	.72%	.73%	.74%	.77%	.79%
Expenses net of all reductions	.70% A	.71%	.73%	.73%	.76%	.78%
Net investment income (loss)	3.15% A,H	2.34%	2.80%	2.10%	1.49%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$ 491	$ 483	$ 445	$ 360	$ 464	$ 1,127
Portfolio turnover rate F	41% A	34%	49%	89%	29%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.45%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2014	Year ended November 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 32.63	$ 31.44
Income from Investment Operations
Net investment income (loss) D	.55 I	.23
Net realized and unrealized gain (loss)	1.70	1.12
Total from investment operations	2.25	1.35
Distributions from net investment income	(.55)	(.16)
Net asset value, end of period	$ 34.33	$ 32.63
Total Return B, C	7.00%	4.30%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.54% A
Expenses net of fee waivers, if any	.54% A	.54% A
Expenses net of all reductions	.54% A	.54% A
Net investment income (loss)	3.31% A,I	2.37% A
Supplemental Data
Net assets, end of period (000s omitted)	$ 112	$ 104
Portfolio turnover rate F	41% A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.61%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. One of the Fund's investments, EQTY ER Holdings, LLC, is owned through an entity that is treated as a corporation for U.S. tax purposes and may be subject to federal and state taxes upon disposition. The tax liability may differ materially depending on conditions when the investment is disposed. At period end, the estimated tax liability for this investment is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 436,501
Gross unrealized depreciation	(34,771)
Net unrealized appreciation (depreciation) on securities and other investments	$ 401,730

Tax cost	$ 2,129,490

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (100,096)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

During the period, the Fund recognized net realized gain (loss) of $1,505 and a change in net unrealized appreciation (depreciation) of $588 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	13	$ 831
Options Opened	35	2,747
Options Exercised	(18)	(1,450)
Options Closed	(14)	(877)
Options Expired	(13)	(987)
Outstanding at end of period	3	$ 264

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $492,345 and $574,742, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 974	$ 20
Class T	.25%	.25%	2,439	21
Class B	.75%	.25%	123	93
Class C	.75%	.25%	998	116
			$ 4,534	$ 250

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 66
Class T	20
Class B*	7
Class C*	9
$ 102

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 843.22
Class T	912.19
Class B	37.30
Class C	225.23
Institutional Class	503.21
Class Z	-**	.05
	$ 2,520

* Annualized

** Amount represents twenty-four dollars.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $46. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $29 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013 A
From net investment income
Class A	$ 11,878	$ 14,351
Class T	13,497	16,481
Class B	268	359
Class C	2,250	2,111
Institutional Class	7,678	10,429
Class Z	2	-*
Total	$ 35,573	$ 43,731
From net realized gain
Class A	$ -	$ 754
Class T	-	982
Class B	-	36
Class C	-	167
Institutional Class	-	505
Total	$ -	$ 2,444

A Distributions for Class Z are for the period November 30, 2013 (commencement of sale of shares) to November 30, 2013.

* Amount represents four hundred ninety-six dollars.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013 A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class A
Shares sold	1,638	3,676	$ 52,192	$ 106,691
Reinvestment of distributions	347	505	10,973	13,926
Shares redeemed	(2,583)	(4,869)	(82,531)	(139,536)
Net increase (decrease)	(598)	(688)	$ (19,366)	$ (18,919)
Class T
Shares sold	1,708	3,948	$ 55,411	$ 115,563
Reinvestment of distributions	405	601	12,999	16,778
Shares redeemed	(3,218)	(6,787)	(103,853)	(197,631)
Net increase (decrease)	(1,105)	(2,238)	$ (35,443)	$ (65,290)
Class B
Shares sold	14	42	$ 450	$ 1,216
Reinvestment of distributions	8	13	244	359
Shares redeemed	(208)	(423)	(6,694)	(12,147)
Net increase (decrease)	(186)	(368)	$ (6,000)	$ (10,572)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013 A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class C
Shares sold	550	1,636	$ 17,608	$ 48,035
Reinvestment of distributions	62	72	1,976	1,992
Shares redeemed	(539)	(1,139)	(17,325)	(33,153)
Net increase (decrease)	73	569	$ 2,259	$ 16,874
Institutional Class
Shares sold	2,084	2,274	$ 68,480	$ 67,514
Reinvestment of distributions	225	369	7,349	10,496
Shares redeemed	(2,804)	(4,733)	(92,909)	(140,377)
Net increase (decrease)	(495)	(2,090)	$ (17,080)	$ (62,367)
Class Z
Shares sold	-	3	$ -	$ 100
Reinvestment of distributions	-*	-**	2	-***
Net increase (decrease)	-	3	$ 2	$ 100

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

* Amount represents fifty-four shares.

** Amount represents seventy-two shares.

*** Amount represents four hundred ninety-six dollars.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPI-USAN-0714
1.786785.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Income
Fund - Class Z

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.96%
Actual		$ 1,000.00	$ 1,067.50	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.18%
Actual		$ 1,000.00	$ 1,066.50	$ 6.08
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 5.94
Class B	1.80%
Actual		$ 1,000.00	$ 1,063.20	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Class C	1.72%
Actual		$ 1,000.00	$ 1,063.70	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.65
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,069.10	$ 3.61
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53
Class Z	.54%
Actual		$ 1,000.00	$ 1,070.00	$ 2.79
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	4.0
Chevron Corp.	3.0	2.9
Cisco Systems, Inc.	2.5	2.2
General Electric Co.	2.4	2.5
MetLife, Inc.	2.3	2.3
Procter & Gamble Co.	2.1	2.1
Johnson & Johnson	2.1	1.9
Verizon Communications, Inc.	1.8	1.3
Exxon Mobil Corp.	1.8	2.4
Wells Fargo & Co.	1.8	3.0
	23.7
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.0	21.4
Energy	14.9	14.0
Information Technology	11.9	11.5
Consumer Staples	10.6	8.8
Industrials	9.6	10.4
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks 90.2%		Stocks 90.8%
	Bonds 0.2%		Bonds 0.1%
	Convertible Securities 4.5%		Convertible Securities 4.5%
	Other Investments 0.6%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 4.5%		Short-Term Investments and Net Other Assets (Liabilities) 4.3%
* Foreign investments	10.5%	** Foreign investments	11.5%
* Written options	0.0%	** Written options	(0.1%)

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.6%
Auto Components - 0.2%
Gentex Corp.	189,860	$ 5,491
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc. (e)	229,600	11,508
McDonald's Corp.	242,117	24,558
Texas Roadhouse, Inc. Class A	214,562	5,424
Yum! Brands, Inc.	151,121	11,683
		53,173
Leisure Products - 0.3%
New Academy Holding Co. LLC unit (a)(j)(k)	52,800	7,546
Media - 1.6%
Comcast Corp. Class A	626,874	32,723
Sinclair Broadcast Group, Inc. Class A	212,235	6,278
		39,001
Multiline Retail - 1.8%
Kohl's Corp.	273,776	14,904
Target Corp.	515,455	29,257
		44,161
Specialty Retail - 0.6%
Abercrombie & Fitch Co. Class A	148,043	5,627
Foot Locker, Inc.	133,131	6,414
Staples, Inc.	369,733	4,159
		16,200
TOTAL CONSUMER DISCRETIONARY		165,572
CONSUMER STAPLES - 10.6%
Beverages - 2.0%
Molson Coors Brewing Co. Class B	162,005	10,649
PepsiCo, Inc.	113,122	9,992
The Coca-Cola Co.	726,672	29,728
		50,369
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	185,000	14,489
Wal-Mart Stores, Inc.	154,750	11,880
Walgreen Co.	208,844	15,018
		41,387
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.9%
B&G Foods, Inc. Class A	70,054	$ 2,400
Kellogg Co.	285,552	19,697
		22,097
Household Products - 2.1%
Procter & Gamble Co.	654,217	52,854
Tobacco - 4.0%
Altria Group, Inc.	692,065	28,762
British American Tobacco PLC sponsored ADR	100,511	12,188
Japan Tobacco, Inc.	38,700	1,315
Lorillard, Inc.	454,553	28,260
Philip Morris International, Inc.	161,212	14,274
Reynolds American, Inc.	245,446	14,636
		99,435
TOTAL CONSUMER STAPLES		266,142
ENERGY - 14.0%
Energy Equipment & Services - 1.8%
Ensco PLC Class A	192,324	10,128
National Oilwell Varco, Inc.	141,849	11,613
Noble Corp.	307,414	9,671
Schlumberger Ltd.	119,457	12,428
		43,840
Oil, Gas & Consumable Fuels - 12.2%
Access Midstream Partners LP	81,247	5,118
Anadarko Petroleum Corp.	124,445	12,800
Apache Corp.	214,027	19,952
Canadian Natural Resources Ltd.	359,300	14,623
Chevron Corp.	604,769	74,260
CONSOL Energy, Inc.	250,475	11,063
EV Energy Partners LP	243,025	8,975
Exxon Mobil Corp.	450,560	45,295
Gazprom OAO sponsored ADR (Reg. S)	136,300	1,111
Holly Energy Partners LP	114,912	4,061
HollyFrontier Corp.	58,877	2,900
Imperial Oil Ltd.	129,500	6,376
Legacy Reserves LP	115,099	3,384
Markwest Energy Partners LP	257,191	15,933
Occidental Petroleum Corp.	154,423	15,394
Royal Dutch Shell PLC Class A sponsored ADR	140,158	11,016
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Scorpio Tankers, Inc.	126,500	$ 1,147
Suncor Energy, Inc.	486,500	18,723
The Williams Companies, Inc.	695,250	32,649
Williams Partners LP	61,100	3,245
		308,025
TOTAL ENERGY		351,865
FINANCIALS - 22.8%
Banks - 9.3%
Bank of America Corp.	270,900	4,101
CIT Group, Inc. (i)	72,362	3,219
Citigroup, Inc.	236,500	11,250
Comerica, Inc.	104,780	5,026
FirstMerit Corp.	169,240	3,160
JPMorgan Chase & Co.	1,763,557	98,004
M&T Bank Corp. (e)	194,017	23,548
PNC Financial Services Group, Inc.	71,200	6,071
Standard Chartered PLC (United Kingdom)	405,343	9,121
U.S. Bancorp	560,100	23,631
Valley National Bancorp (e)	226,900	2,199
Wells Fargo & Co.	871,950	44,278
		233,608
Capital Markets - 5.4%
Apollo Global Management LLC Class A	161,502	4,010
Apollo Investment Corp.	888,252	7,444
Ares Capital Corp.	325,442	5,611
Ares Management LP	114,800	2,181
Ashmore Group PLC (e)	837,305	4,959
BlackRock, Inc. Class A	37,577	11,457
Carlyle Group LP	142,800	4,423
Charles Schwab Corp.	195,406	4,926
Greenhill & Co., Inc. (e)	54,823	2,726
Invesco Ltd.	124,100	4,554
KKR & Co. LP	1,665,196	37,850
Morgan Stanley	375,942	11,602
State Street Corp.	154,599	10,091
The Blackstone Group LP	828,703	25,756
		137,590
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	93,785	$ 12,036
TPG Specialty Lending, Inc.	126,100	2,672
		14,708
Insurance - 4.7%
ACE Ltd.	202,111	20,961
Allied World Assurance Co. Holdings Ltd.	34,500	1,294
Brasil Insurance Participacoes e Administracao SA	539,700	1,927
esure Group PLC	611,000	2,724
MetLife, Inc.	1,115,557	56,815
Prudential Financial, Inc.	115,898	9,522
The Chubb Corp.	134,667	12,478
The Travelers Companies, Inc.	136,849	12,789
		118,510
Real Estate Investment Trusts - 2.6%
American Capital Agency Corp.	433,580	10,289
Annaly Capital Management, Inc.	802,994	9,467
CBL & Associates Properties, Inc.	280,000	5,270
Coresite Realty Corp.	101,920	3,231
First Potomac Realty Trust	473,077	6,188
Home Properties, Inc.	153,430	9,540
Piedmont Office Realty Trust, Inc. Class A (e)	157,535	2,933
Rayonier, Inc.	97,852	4,658
Retail Properties America, Inc.	375,097	5,641
Two Harbors Investment Corp.	565,041	5,950
Ventas, Inc.	42,294	2,825
		65,992
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(k)	96,000	1,788
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	124,900	1,801
TOTAL FINANCIALS		573,997
HEALTH CARE - 7.9%
Biotechnology - 0.4%
Amgen, Inc.	80,149	9,296
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	91,000	6,771
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	71,700	$ 5,242
St. Jude Medical, Inc.	40,262	2,613
		14,626
Health Care Providers & Services - 0.9%
Aetna, Inc.	41,215	3,196
Quest Diagnostics, Inc.	100,036	5,991
UnitedHealth Group, Inc.	167,876	13,368
WellPoint, Inc.	44	5
		22,560
Pharmaceuticals - 6.0%
AbbVie, Inc.	47,354	2,573
Astellas Pharma, Inc.	617,100	7,939
AstraZeneca PLC sponsored ADR	162,212	11,712
Johnson & Johnson	512,218	51,970
Merck & Co., Inc.	519,268	30,045
Pfizer, Inc.	863,813	25,595
Sanofi SA	72,826	7,786
Teva Pharmaceutical Industries Ltd. sponsored ADR	277,398	14,006
		151,626
TOTAL HEALTH CARE		198,108
INDUSTRIALS - 9.1%
Aerospace & Defense - 0.8%
United Technologies Corp.	175,807	20,432
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	206,479	12,360
PostNL NV (a)	757,600	3,714
United Parcel Service, Inc. Class B	393,490	40,876
		56,950
Airlines - 0.1%
Copa Holdings SA Class A	8,700	1,243
Commercial Services & Supplies - 1.3%
Intrum Justitia AB	161,784	5,036
KAR Auction Services, Inc.	156,904	4,792
Republic Services, Inc.	634,789	22,472
		32,300
Electrical Equipment - 0.6%
Eaton Corp. PLC	53,300	3,928
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	76,270	$ 5,089
Hubbell, Inc. Class B	48,569	5,683
		14,700
Industrial Conglomerates - 2.4%
General Electric Co.	2,292,733	61,422
Machinery - 0.8%
Cummins, Inc.	50,637	7,744
Stanley Black & Decker, Inc. (i)	151,826	13,270
		21,014
Professional Services - 0.5%
Acacia Research Corp.	202,860	3,274
Bureau Veritas SA	86,073	2,595
Michael Page International PLC	732,018	5,628
		11,497
Road & Rail - 0.3%
Union Pacific Corp.	43,902	8,748
TOTAL INDUSTRIALS		228,306
INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 2.9%
Cisco Systems, Inc.	2,548,453	62,743
QUALCOMM, Inc.	129,689	10,433
		73,176
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	159,030	9,456
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	241,700	8,375
IT Services - 3.5%
Accenture PLC Class A	81,896	6,670
IBM Corp.	239,223	44,103
Paychex, Inc.	763,278	31,378
Quindell PLC	5,244,900	1,824
Xerox Corp.	410,915	5,075
		89,050
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	957,177	$ 19,325
Broadcom Corp. Class A	677,529	21,593
		40,918
Software - 1.8%
CA Technologies, Inc.	230,081	6,601
Microsoft Corp. (i)	928,138	37,998
		44,599
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	15,103	9,560
EMC Corp.	216,519	5,751
		15,311
TOTAL INFORMATION TECHNOLOGY		280,885
MATERIALS - 1.3%
Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc.	66,400	2,410
RPM International, Inc.	145,099	6,249
Tronox Ltd. Class A	76,965	2,045
		10,704
Metals & Mining - 0.9%
Commercial Metals Co.	294,254	5,223
Freeport-McMoRan Copper & Gold, Inc.	465,414	15,847
Goldcorp, Inc.	13,700	322
SunCoke Energy Partners LP	38,412	1,101
		22,493
TOTAL MATERIALS		33,197
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	679,727	24,110
Verizon Communications, Inc.	923,006	46,113
Verizon Communications, Inc. CDI	128,984	6,435
		76,658
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	3,076,582	10,787
TOTAL TELECOMMUNICATION SERVICES		87,445
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.9%
Electric Utilities - 2.9%
American Electric Power Co., Inc.	317,915	$ 16,961
Hawaiian Electric Industries, Inc. (e)	218,498	5,255
Pinnacle West Capital Corp.	42,500	2,355
PPL Corp.	478,591	16,794
Southern Co.	561,125	24,566
Xcel Energy, Inc.	262,029	8,060
		73,991
Multi-Utilities - 0.0%
CenterPoint Energy, Inc.	30,314	731
TOTAL UTILITIES		74,722
TOTAL COMMON STOCKS (Cost $1,868,328)		2,260,239
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 1.2%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Post Holdings, Inc. 5.25% (a)	10,000	1,058
FINANCIALS - 0.3%
Real Estate Investment Trusts - 0.3%
American Tower Corp. Series A, 5.25% (a)	13,000	1,391
Crown Castle International Corp. Series A, 4.50%	43,800	4,556
Weyerhaeuser Co. Series A, 6.375%	43,200	2,531
		8,478
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	11,539	3,623
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	31,500	2,073
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.6%
Electric Utilities - 0.2%
NextEra Energy, Inc.:
5.889%	35,144	$ 2,195
Series E, 5.599%	61,200	3,927
		6,122
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS	70,100	3,821
Dominion Resources, Inc.:
Series A, 6.125%	43,400	2,486
Series B, 6.00%	43,400	2,502
		8,809
TOTAL UTILITIES		14,931
TOTAL CONVERTIBLE PREFERRED STOCKS		30,163
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Consumer Finance - 0.4%
Ally Financial, Inc.:
7.00% (g)	8,531	8,604
Series A, 8.50%	60,466	1,672
		10,276
TOTAL PREFERRED STOCKS (Cost $35,784)		40,439
Corporate Bonds - 3.5%
		Principal Amount (000s) (d)
Convertible Bonds - 3.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16		$ 800	1,531
Volkswagen International Finance NV 5.5% 11/9/15 (g)	EUR	2,400	3,908
			5,439
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (g)		1,000	1,078
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Liberty Media Corp. 3.5% 1/15/31		$ 958	$ 887
TOTAL CONSUMER DISCRETIONARY			7,404
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Amyris, Inc. 3% 2/27/17		516	421
BPZ Energy, Inc. 8.5% 10/1/17		1,070	1,252
Chesapeake Energy Corp. 2.5% 5/15/37		3,600	3,802
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		1,410	1,358
Ship Finance International Ltd. 3.25% 2/1/18		2,810	3,143
			9,976
FINANCIALS - 0.4%
Capital Markets - 0.1%
Ares Capital Corp. 5.75% 2/1/16		1,830	1,960
Insurance - 0.1%
Fidelity National Financial, Inc. 4.25% 8/15/18		1,850	3,069
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (g)		3,390	4,335
TOTAL FINANCIALS			9,364
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Gilead Sciences, Inc. 1.625% 5/1/16		250	892
Theravance, Inc. 2.125% 1/15/23		2,260	2,698
			3,590
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		1,380	2,445
Health Care Providers & Services - 0.6%
HealthSouth Corp. 2% 12/1/43		4,116	4,445
Molina Healthcare, Inc. 1.125% 1/15/20		1,590	1,979
WellPoint, Inc. 2.75% 10/15/42		5,070	7,871
			14,295
TOTAL HEALTH CARE			20,330
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. 3.25% 7/1/14		$ 1,830	$ 2,162
Construction & Engineering - 0.1%
Layne Christensen Co. 4.25% 11/15/18 (g)		1,080	1,046
MasTec, Inc.:
4% 6/15/14		890	2,020
4.25% 12/15/14		420	980
			4,046
Machinery - 0.1%
Navistar International Corp. 4.75% 4/15/19 (g)		1,530	1,566
TOTAL INDUSTRIALS			7,774
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		4,730	4,919
Liberty Interactive LLC 0.75% 3/30/43		1,250	1,631
			6,550
Semiconductors & Semiconductor Equipment - 0.4%
Canadian Solar, Inc. 4.25% 2/15/19 (g)		1,760	1,709
GT Advanced Technologies, Inc.:
3% 10/1/17		3,530	8,086
3% 12/15/20		720	1,171
			10,966
Software - 0.2%
TiVo, Inc. 4% 3/15/16 (g)		3,230	4,070
TOTAL INFORMATION TECHNOLOGY			21,586
MATERIALS - 0.2%
Metals & Mining - 0.2%
Goldcorp, Inc. 2% 8/1/14		3,120	3,126
Newmont Mining Corp. 1.25% 7/15/14		2,000	2,000
			5,126
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (g)		$ 2,480	$ 2,769
TOTAL CONVERTIBLE BONDS			84,329
Nonconvertible Bonds - 0.2%
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		2,545	2,596
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		1,489	1,526
Walter Energy, Inc. 8.5% 4/15/21		2,030	1,096
			2,622
TOTAL NONCONVERTIBLE BONDS			5,218
TOTAL CORPORATE BONDS (Cost $79,021)			89,547
Other - 0.5%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EQTY ER Holdings, LLC 12% 1/28/18 (f)(k)(l)		5,667	5,667
Shares
EQTY ER Holdings, LLC (f)(k)(l)		2,833,333	6,344
TOTAL OTHER (Cost $8,504) .			12,011
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $1,520)	EUR	990	$ 1,514
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	109,101,870	109,102
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	18,367,948	18,368
TOTAL MONEY MARKET FUNDS (Cost $127,470)		127,470
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,120,627)		2,531,220
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(14,962)
NET ASSETS - 100%		$ 2,516,258
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
CIT Group, Inc.	7/19/14 - $50.00	362	$ 39	$ (3)
Microsoft Corp.	7/19/14 - $42.00	1,420	105	(69)
Stanley Black & Decker, Inc.	7/19/14 - $85.00	800	120	(260)
TOTAL WRITTEN OPTIONS			$ 264	$ (332)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,483,000 or 1.3% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $14,416,000.
(j) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,345,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 1,920
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 5,667
EQTY ER Holdings, LLC	1/29/13	$ 2,833
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
(l) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 31
Fidelity Securities Lending Cash Central Fund	46
Total	$ 77
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 5,667	$ -	$ -	$ 680	$ 5,667
EQTY ER Holdings, LLC	2,833	-	-	-	6,344
Total	$ 8,500	$ -	$ -	$ 680	$ 12,011
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 165,572	$ 158,026	$ -	$ 7,546
Consumer Staples	267,200	265,885	1,315	-
Energy	351,865	351,865	-	-
Financials	592,751	575,272	15,691	1,788
Health Care	201,731	186,006	15,725	-
Industrials	230,379	230,379	-	-
Information Technology	280,885	280,885	-	-
Materials	33,197	33,197	-	-
Telecommunication Services	87,445	76,658	10,787	-
Utilities	89,653	79,710	9,943	-
Corporate Bonds	89,547	-	89,547	-
Other/Energy	12,011	-	12,011
Preferred Securities	1,514	-	1,514	-
Money Market Funds	127,470	127,470	-	-
Total Investments in Securities:	$ 2,531,220	$ 2,365,353	$ 156,533	$ 9,334
Derivative Instruments:
Liabilities
Written Options	$ (332)	$ (332)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (332)
Total Value of Derivatives	$ -	$ (332)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.5%
United Kingdom	3.6%
Canada	1.9%
Switzerland	1.2%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,865) - See accompanying schedule: Unaffiliated issuers (cost $1,984,653)	$ 2,391,739
Fidelity Central Funds (cost $127,470)	127,470
Other affiliated issuers (cost $8,504)	12,011
Total Investments (cost $2,120,627)		$ 2,531,220
Receivable for investments sold		1,739
Receivable for fund shares sold		1,149
Dividends receivable		6,120
Interest receivable		887
Distributions receivable from Fidelity Central Funds		33
Prepaid expenses		1
Other receivables		112
Total assets		2,541,261

Liabilities
Payable for investments purchased	$ 158
Payable for fund shares redeemed	2,597
Accrued management fee	935
Distribution and service plan fees payable	765
Written options, at value (premium received $264)	332
Other affiliated payables	486
Other payables and accrued expenses	141
Deferred taxes	1,221
Collateral on securities loaned, at value	18,368
Total liabilities		25,003

Net Assets		$ 2,516,258
Net Assets consist of:
Paid in capital		$ 2,069,457
Undistributed net investment income		9,777
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		27,721
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		409,303
Net Assets		$ 2,516,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($797,658.2 ÷ 24,009.150 shares)	$ 33.22

Maximum offering price per share (100/94.25 of $33.22)	$ 35.25
Class T: Net Asset Value and redemption price per share ($998,240.7 ÷ 29,577.247 shares)	$ 33.75

Maximum offering price per share (100/96.50 of $33.75)	$ 34.97
Class B: Net Asset Value and offering price per share ($22,333.3 ÷ 667.811 shares)A	$ 33.44

Class C: Net Asset Value and offering price per share ($207,192.6 ÷ 6,208.987 shares)A	$ 33.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($490,721.1 ÷ 14,296.338 shares)	$ 34.32

Class Z: Net Asset Value, offering price and redemption price per share ($111.6 ÷ 3.251 shares)	$ 34.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 36,790
Special dividends		8,544
Interest (including $680 earned from other affiliated issuers)		1,931
Income from Fidelity Central Funds		77
Total income		47,342

Expenses
Management fee	$ 5,547
Transfer agent fees	2,520
Distribution and service plan fees	4,534
Accounting and security lending fees	369
Custodian fees and expenses	28
Independent trustees' compensation	5
Registration fees	69
Audit	43
Legal	5
Miscellaneous	8
Total expenses before reductions	13,128
Expense reductions	(29)	13,099
Net investment income (loss)		34,243
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	133,745
Foreign currency transactions	3
Written options	1,505
Total net realized gain (loss)		135,253
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,063)
Assets and liabilities in foreign currencies	(16)
Written options	588
Total change in net unrealized appreciation (depreciation)		(8,491)
Net gain (loss)		126,762
Net increase (decrease) in net assets resulting from operations		$ 161,005

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,243	$ 45,925
Net realized gain (loss)	135,253	210,951
Change in net unrealized appreciation (depreciation)	(8,491)	276,538
Net increase (decrease) in net assets resulting from operations	161,005	533,414
Distributions to shareholders from net investment income	(35,573)	(43,731)
Distributions to shareholders from net realized gain	-	(2,444)
Total distributions	(35,573)	(46,175)
Share transactions - net increase (decrease)	(75,628)	(140,174)
Total increase (decrease) in net assets	49,804	347,065

Net Assets
Beginning of period	2,466,454	2,119,389
End of period (including undistributed net investment income of $9,777 and undistributed net investment income of $11,107, respectively)	$ 2,516,258	$ 2,466,454

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.60	$ 25.55	$ 22.18	$ 21.07	$ 20.26	$ 16.72
Income from Investment Operations
Net investment income (loss) E	.46 I	.60	.61	.42	.25	.28
Net realized and unrealized gain (loss)	1.65	6.06	3.32	1.11	.81	3.58
Total from investment operations	2.11	6.66	3.93	1.53	1.06	3.86
Distributions from net investment income	(.49)	(.58)	(.56)	(.42)	(.25)	(.32)
Distributions from net realized gain	-	(.03)	-	-	-	-
Total distributions	(.49)	(.61)	(.56)	(.42)	(.25)	(.32)
Net asset value, end of period	$ 33.22	$ 31.60	$ 25.55	$ 22.18	$ 21.07	$ 20.26
Total Return B, C, D	6.75%	26.43%	17.90%	7.25%	5.26%	23.58%
Ratios to Average Net Assets F,H
Expenses before reductions	.96% A	.98%	1.02%	1.03%	1.04%	1.07%
Expenses net of fee waivers, if any	.96% A	.98%	1.02%	1.03%	1.04%	1.07%
Expenses net of all reductions	.96% A	.97%	1.01%	1.02%	1.04%	1.07%
Net investment income (loss)	2.89% A,I	2.07%	2.52%	1.82%	1.21%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$ 798	$ 777	$ 646	$ 634	$ 719	$ 831
Portfolio turnover rate G	41% A	34%	49%	89%	29%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividends which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.19%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.09	$ 25.94	$ 22.50	$ 21.37	$ 20.54	$ 16.94
Income from Investment Operations
Net investment income (loss) E	.43 I	.55	.57	.38	.22	.25
Net realized and unrealized gain (loss)	1.68	6.15	3.37	1.13	.82	3.63
Total from investment operations	2.11	6.70	3.94	1.51	1.04	3.88
Distributions from net investment income	(.45)	(.52)	(.50)	(.38)	(.21)	(.28)
Distributions from net realized gain	-	(.03)	-	-	-	-
Total distributions	(.45)	(.55)	(.50)	(.38)	(.21)	(.28)
Net asset value, end of period	$ 33.75	$ 32.09	$ 25.94	$ 22.50	$ 21.37	$ 20.54
Total Return B, C, D	6.65%	26.14%	17.70%	7.02%	5.09%	23.35%
Ratios to Average Net Assets F, H
Expenses before reductions	1.18% A	1.19%	1.21%	1.22%	1.23%	1.28%
Expenses net of fee waivers, if any	1.18% A	1.19%	1.21%	1.22%	1.23%	1.28%
Expenses net of all reductions	1.18% A	1.18%	1.21%	1.21%	1.22%	1.27%
Net investment income (loss)	2.67% A,I	1.86%	2.32%	1.63%	1.03%	1.47%
Supplemental Data
Net assets, end of period (in millions)	$ 998	$ 984	$ 854	$ 862	$ 1,108	$ 1,264
Portfolio turnover rate G	41% A	34%	49%	89%	29%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend>, the ratio of net investment income (loss) to average net assets would have been 1.97%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.79	$ 25.69	$ 22.29	$ 21.16	$ 20.33	$ 16.77
Income from Investment Operations
Net investment income (loss) E	.33 I	.36	.42	.24	.09	.15
Net realized and unrealized gain (loss)	1.66	6.10	3.34	1.12	.82	3.59
Total from investment operations	1.99	6.46	3.76	1.36	.91	3.74
Distributions from net investment income	(.34)	(.33)	(.36)	(.23)	(.08)	(.18)
Distributions from net realized gain	-	(.03)	-	-	-	-
Total distributions	(.34)	(.36)	(.36)	(.23)	(.08)	(.18)
Net asset value, end of period	$ 33.44	$ 31.79	$ 25.69	$ 22.29	$ 21.16	$ 20.33
Total Return B, C, D	6.32%	25.39%	16.97%	6.43%	4.49%	22.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.80%	1.80%	1.81%	1.82%	1.84%
Expenses net of fee waivers, if any	1.80% A	1.80%	1.80%	1.81%	1.82%	1.84%
Expenses net of all reductions	1.79% A	1.79%	1.80%	1.80%	1.81%	1.84%
Net investment income (loss)	2.05% A,I	1.26%	1.73%	1.04%	.44%	.90%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 27	$ 31	$ 42	$ 63	$ 88
Portfolio turnover rate G	41% A	34%	49%	89%	29%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.36%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.73	$ 25.66	$ 22.27	$ 21.16	$ 20.34	$ 16.78
Income from Investment Operations
Net investment income (loss) E	.34 I	.38	.43	.25	.09	.16
Net realized and unrealized gain (loss)	1.66	6.09	3.33	1.11	.82	3.59
Total from investment operations	2.00	6.47	3.76	1.36	.91	3.75
Distributions from net investment income	(.36)	(.37)	(.37)	(.25)	(.09)	(.19)
Distributions from net realized gain	-	(.03)	-	-	-	-
Total distributions	(.36)	(.40)	(.37)	(.25)	(.09)	(.19)
Net asset value, end of period	$ 33.37	$ 31.73	$ 25.66	$ 22.27	$ 21.16	$ 20.34
Total Return B, C, D	6.37%	25.46%	17.03%	6.40%	4.50%	22.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.72% A	1.74%	1.77%	1.78%	1.80%	1.83%
Expenses net of fee waivers, if any	1.72% A	1.74%	1.77%	1.78%	1.80%	1.83%
Expenses net of all reductions	1.72% A	1.73%	1.77%	1.77%	1.79%	1.83%
Net investment income (loss)	2.13% A,I	1.32%	1.76%	1.06%	.46%	.91%
Supplemental Data
Net assets, end of period (in millions)	$ 207	$ 195	$ 143	$ 134	$ 149	$ 165
Portfolio turnover rate G	41% A	34%	49%	89%	29%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.43%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.62	$ 26.36	$ 22.86	$ 21.70	$ 20.85	$ 17.20
Income from Investment Operations
Net investment income (loss) D	.52 H	.70	.70	.50	.32	.34
Net realized and unrealized gain (loss)	1.71	6.24	3.43	1.14	.83	3.68
Total from investment operations	2.23	6.94	4.13	1.64	1.15	4.02
Distributions from net investment income	(.53)	(.65)	(.63)	(.48)	(.30)	(.37)
Distributions from net realized gain	-	(.03)	-	-	-	-
Total distributions	(.53)	(.68)	(.63)	(.48)	(.30)	(.37)
Net asset value, end of period	$ 34.32	$ 32.62	$ 26.36	$ 22.86	$ 21.70	$ 20.85
Total Return B, C	6.91%	26.72%	18.27%	7.55%	5.56%	23.90%
Ratios to Average Net Assets E, G
Expenses before reductions	.70% A	.72%	.73%	.74%	.77%	.79%
Expenses net of fee waivers, if any	.70% A	.72%	.73%	.74%	.77%	.79%
Expenses net of all reductions	.70% A	.71%	.73%	.73%	.76%	.78%
Net investment income (loss)	3.15% A,H	2.34%	2.80%	2.10%	1.49%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$ 491	$ 483	$ 445	$ 360	$ 464	$ 1,127
Portfolio turnover rate F	41% A	34%	49%	89%	29%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.45%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2014	Year ended November 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 32.63	$ 31.44
Income from Investment Operations
Net investment income (loss) D	.55 I	.23
Net realized and unrealized gain (loss)	1.70	1.12
Total from investment operations	2.25	1.35
Distributions from net investment income	(.55)	(.16)
Net asset value, end of period	$ 34.33	$ 32.63
Total Return B, C	7.00%	4.30%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.54% A
Expenses net of fee waivers, if any	.54% A	.54% A
Expenses net of all reductions	.54% A	.54% A
Net investment income (loss)	3.31% A,I	2.37% A
Supplemental Data
Net assets, end of period (000s omitted)	$ 112	$ 104
Portfolio turnover rate F	41% A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.61%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. One of the Fund's investments, EQTY ER Holdings, LLC, is owned through an entity that is treated as a corporation for U.S. tax purposes and may be subject to federal and state taxes upon disposition. The tax liability may differ materially depending on conditions when the investment is disposed. At period end, the estimated tax liability for this investment is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 436,501
Gross unrealized depreciation	(34,771)
Net unrealized appreciation (depreciation) on securities and other investments	$ 401,730

Tax cost	$ 2,129,490

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (100,096)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

During the period, the Fund recognized net realized gain (loss) of $1,505 and a change in net unrealized appreciation (depreciation) of $588 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	13	$ 831
Options Opened	35	2,747
Options Exercised	(18)	(1,450)
Options Closed	(14)	(877)
Options Expired	(13)	(987)
Outstanding at end of period	3	$ 264

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $492,345 and $574,742, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 974	$ 20
Class T	.25%	.25%	2,439	21
Class B	.75%	.25%	123	93
Class C	.75%	.25%	998	116
			$ 4,534	$ 250

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 66
Class T	20
Class B*	7
Class C*	9
$ 102

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 843.22
Class T	912.19
Class B	37.30
Class C	225.23
Institutional Class	503.21
Class Z	-**	.05
	$ 2,520

* Annualized

** Amount represents twenty-four dollars.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $46. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $29 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013 A
From net investment income
Class A	$ 11,878	$ 14,351
Class T	13,497	16,481
Class B	268	359
Class C	2,250	2,111
Institutional Class	7,678	10,429
Class Z	2	-*
Total	$ 35,573	$ 43,731
From net realized gain
Class A	$ -	$ 754
Class T	-	982
Class B	-	36
Class C	-	167
Institutional Class	-	505
Total	$ -	$ 2,444

A Distributions for Class Z are for the period November 30, 2013 (commencement of sale of shares) to November 30, 2013.

* Amount represents four hundred ninety-six dollars.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013 A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class A
Shares sold	1,638	3,676	$ 52,192	$ 106,691
Reinvestment of distributions	347	505	10,973	13,926
Shares redeemed	(2,583)	(4,869)	(82,531)	(139,536)
Net increase (decrease)	(598)	(688)	$ (19,366)	$ (18,919)
Class T
Shares sold	1,708	3,948	$ 55,411	$ 115,563
Reinvestment of distributions	405	601	12,999	16,778
Shares redeemed	(3,218)	(6,787)	(103,853)	(197,631)
Net increase (decrease)	(1,105)	(2,238)	$ (35,443)	$ (65,290)
Class B
Shares sold	14	42	$ 450	$ 1,216
Reinvestment of distributions	8	13	244	359
Shares redeemed	(208)	(423)	(6,694)	(12,147)
Net increase (decrease)	(186)	(368)	$ (6,000)	$ (10,572)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013 A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class C
Shares sold	550	1,636	$ 17,608	$ 48,035
Reinvestment of distributions	62	72	1,976	1,992
Shares redeemed	(539)	(1,139)	(17,325)	(33,153)
Net increase (decrease)	73	569	$ 2,259	$ 16,874
Institutional Class
Shares sold	2,084	2,274	$ 68,480	$ 67,514
Reinvestment of distributions	225	369	7,349	10,496
Shares redeemed	(2,804)	(4,733)	(92,909)	(140,377)
Net increase (decrease)	(495)	(2,090)	$ (17,080)	$ (62,367)
Class Z
Shares sold	-	3	$ -	$ 100
Reinvestment of distributions	-*	-**	2	-***
Net increase (decrease)	-	3	$ 2	$ 100

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

* Amount represents fifty-four shares.

** Amount represents seventy-two shares.

*** Amount represents four hundred ninety-six dollars.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPIZ-USAN-0714
1.9585509.100

Fidelity Advisor®

Series Growth Opportunities Fund

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Actual	.77%	$ 1,000.00	$ 1,042.50	$ 3.92
Hypothetical A		$ 1,000.00	$ 1,021.09	$ 3.88

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.5	4.3
salesforce.com, Inc.	3.6	3.7
Regeneron Pharmaceuticals, Inc.	2.9	3.0
Google, Inc. Class A	2.6	4.9
Google, Inc. Class C	2.5	0.0
Facebook, Inc. Class A	2.1	2.2
Keurig Green Mountain, Inc.	1.9	0.8
Comcast Corp. Class A	1.7	1.8
Visa, Inc. Class A	1.5	1.5
American Express Co.	1.5	1.1
	24.8
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.8	31.5
Health Care	16.9	15.6
Consumer Discretionary	16.7	18.1
Consumer Staples	10.8	9.9
Industrials	8.4	7.3
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks 98.9%		Stocks and Equity Futures 97.5%
	Short-Term Investments and Net Other Assets (Liabilities) 1.1%		Short-Term Investments and Net Other Assets (Liabilities) 2.5%
* Foreign investments	5.6%	** Foreign investments	5.1%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 0.2%
Tenneco, Inc. (a)	30,300	$ 1,931,625
Automobiles - 0.6%
Tesla Motors, Inc. (a)(d)	27,100	5,630,567
Hotels, Restaurants & Leisure - 2.8%
Arcos Dorados Holdings, Inc. Class A (d)	59,800	532,220
Buffalo Wild Wings, Inc. (a)	14,400	2,080,944
Chipotle Mexican Grill, Inc. (a)	5,800	3,173,122
Chuy's Holdings, Inc. (a)	36,000	1,176,120
Dunkin' Brands Group, Inc.	49,300	2,206,668
Las Vegas Sands Corp.	35,200	2,693,504
McDonald's Corp.	35,700	3,621,051
Panera Bread Co. Class A (a)	15,400	2,365,594
Starbucks Corp.	79,700	5,837,228
Starwood Hotels & Resorts Worldwide, Inc.	15,200	1,213,720
		24,900,171
Household Durables - 1.3%
Harman International Industries, Inc.	37,700	3,959,631
Lennar Corp. Class A	90,900	3,717,810
SodaStream International Ltd. (a)	18,900	705,915
Toll Brothers, Inc. (a)	60,200	2,180,444
Tupperware Brands Corp.	14,700	1,230,684
		11,794,484
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	29,200	9,126,460
JD.com, Inc. sponsored ADR	6,500	162,500
priceline.com, Inc. (a)	3,500	4,475,205
		13,764,165
Media - 3.7%
AMC Networks, Inc. Class A (a)	50,700	3,137,316
Comcast Corp. Class A	290,700	15,174,540
DIRECTV (a)	22,000	1,813,680
IMAX Corp. (a)	118,700	3,113,501
Liberty Global PLC Class A (a)	19,500	877,890
Lions Gate Entertainment Corp. (d)	65,600	1,714,128
News Corp. Class A (a)	10,500	179,130
The Walt Disney Co.	32,700	2,747,127
Twenty-First Century Fox, Inc. Class A	119,300	4,224,413
		32,981,725
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp.	24,900	$ 1,413,324
Specialty Retail - 2.8%
Bed Bath & Beyond, Inc. (a)	17,300	1,052,705
Cabela's, Inc. Class A (a)(d)	16,400	1,004,172
CarMax, Inc. (a)	56,200	2,490,222
DSW, Inc. Class A	35,100	879,255
Five Below, Inc. (a)	27,500	995,500
GNC Holdings, Inc.	37,500	1,384,500
Home Depot, Inc.	80,100	6,426,423
Lumber Liquidators Holdings, Inc. (a)(d)	90,500	7,030,040
TJX Companies, Inc.	67,700	3,686,265
		24,949,082
Textiles, Apparel & Luxury Goods - 3.5%
Fossil Group, Inc. (a)	38,800	4,064,688
Kate Spade & Co. (a)	50,400	1,835,064
lululemon athletica, Inc. (a)(d)	236,200	10,541,606
Michael Kors Holdings Ltd. (a)	60,900	5,747,742
NIKE, Inc. Class B	39,900	3,068,709
Prada SpA	126,300	944,853
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	35,400	1,575,300
Steven Madden Ltd. (a)	63,800	2,032,668
Under Armour, Inc. Class A (sub. vtg.) (a)	24,800	1,259,592
		31,070,222
TOTAL CONSUMER DISCRETIONARY		148,435,365
CONSUMER STAPLES - 10.8%
Beverages - 1.7%
Monster Beverage Corp. (a)	37,500	2,601,750
PepsiCo, Inc.	47,900	4,231,007
SABMiller PLC	26,200	1,454,073
The Coca-Cola Co.	172,700	7,065,157
		15,351,987
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	67,000	7,773,340
CVS Caremark Corp.	99,300	7,777,176
Fresh Market, Inc. (a)(d)	14,900	456,685
Wal-Mart Stores, Inc.	62,100	4,767,417
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreen Co.	73,200	$ 5,263,812
Whole Foods Market, Inc.	52,300	1,999,952
		28,038,382
Food Products - 2.4%
Bunge Ltd.	16,300	1,266,673
Keurig Green Mountain, Inc.	148,900	16,792,942
Mead Johnson Nutrition Co. Class A	24,700	2,209,909
Mondelez International, Inc.	33,200	1,248,984
		21,518,508
Household Products - 0.9%
Procter & Gamble Co.	71,300	5,760,327
Svenska Cellulosa AB (SCA) (B Shares)	84,300	2,345,586
		8,105,913
Personal Products - 0.4%
Avon Products, Inc.	27,400	391,546
Herbalife Ltd.	47,500	3,079,425
		3,470,971
Tobacco - 2.2%
Altria Group, Inc.	206,400	8,577,984
Japan Tobacco, Inc.	9,400	319,303
Lorillard, Inc.	49,800	3,096,066
Philip Morris International, Inc.	80,500	7,127,470
		19,120,823
TOTAL CONSUMER STAPLES		95,606,584
ENERGY - 5.0%
Energy Equipment & Services - 1.7%
FMC Technologies, Inc. (a)	25,500	1,480,530
Halliburton Co.	30,800	1,990,912
National Oilwell Varco, Inc.	21,900	1,792,953
Schlumberger Ltd.	92,600	9,634,104
		14,898,499
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.	18,900	1,944,054
Cabot Oil & Gas Corp.	52,600	1,906,224
Chesapeake Energy Corp.	37,400	1,074,128
Concho Resources, Inc. (a)	18,600	2,451,480
Continental Resources, Inc. (a)	23,100	3,242,316
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	11,200	$ 1,184,960
Exxon Mobil Corp.	200	20,106
Hess Corp.	35,600	3,250,280
Marathon Petroleum Corp.	8,200	732,998
Noble Energy, Inc.	17,300	1,246,811
Occidental Petroleum Corp.	53,900	5,373,291
PDC Energy, Inc. (a)	12,700	815,213
Peabody Energy Corp.	38,500	622,160
Phillips 66 Co.	9,700	822,463
Pioneer Natural Resources Co.	6,800	1,429,088
Range Resources Corp.	4,300	399,685
Southwestern Energy Co. (a)	21,200	963,964
Valero Energy Corp.	38,800	2,174,740
		29,653,961
TOTAL ENERGY		44,552,460
FINANCIALS - 4.4%
Banks - 0.9%
Bank of America Corp.	74,600	1,129,444
Citigroup, Inc.	27,200	1,293,904
JPMorgan Chase & Co.	51,900	2,884,083
Signature Bank (a)	6,900	799,158
Wells Fargo & Co.	33,100	1,680,818
		7,787,407
Capital Markets - 0.8%
BlackRock, Inc. Class A	6,100	1,859,890
Charles Schwab Corp.	145,600	3,670,576
Goldman Sachs Group, Inc.	6,400	1,022,784
T. Rowe Price Group, Inc.	7,900	644,087
		7,197,337
Consumer Finance - 2.3%
American Express Co.	142,100	13,002,150
Discover Financial Services	121,100	7,160,643
		20,162,793
Diversified Financial Services - 0.2%
BM&F BOVESPA SA	210,800	1,033,158
CME Group, Inc.	5,700	410,400
		1,443,558
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	7,100	$ 1,181,866
Washington Prime Group, Inc. (a)	3,550	70,610
		1,252,476
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)	29,700	699,138
TOTAL FINANCIALS		38,542,709
HEALTH CARE - 16.9%
Biotechnology - 11.7%
ACADIA Pharmaceuticals, Inc. (a)	49,135	1,014,638
Alexion Pharmaceuticals, Inc. (a)	36,100	6,004,152
Alkermes PLC (a)	11,000	503,910
Alnylam Pharmaceuticals, Inc. (a)	45,966	2,725,324
Amarin Corp. PLC ADR (a)(d)	64,500	90,945
Amgen, Inc.	61,100	7,086,989
Biogen Idec, Inc. (a)	12,300	3,928,251
BioMarin Pharmaceutical, Inc. (a)	35,600	2,063,376
Bluebird Bio, Inc.	22,200	513,264
Celgene Corp. (a)	14,600	2,234,238
Celldex Therapeutics, Inc. (a)	56,400	824,004
Cepheid, Inc. (a)	36,300	1,635,315
Clovis Oncology, Inc. (a)	4,300	220,203
Exelixis, Inc. (a)	80,879	267,709
Geron Corp. (a)	513,500	1,068,080
Gilead Sciences, Inc. (a)	148,600	12,067,806
ImmunoGen, Inc. (a)(d)	363,900	4,301,298
Immunomedics, Inc. (a)	1,700	5,661
Insmed, Inc. (a)	92,800	1,219,392
Intercept Pharmaceuticals, Inc. (a)	1,400	331,254
InterMune, Inc. (a)	27,800	1,101,436
Ironwood Pharmaceuticals, Inc. Class A (a)	45,018	644,658
Isis Pharmaceuticals, Inc. (a)	19,005	555,326
Lexicon Pharmaceuticals, Inc. (a)(d)	1,948,900	2,572,548
Merrimack Pharmaceuticals, Inc. (a)	163,000	1,266,510
NPS Pharmaceuticals, Inc. (a)	1,400	43,582
Ophthotech Corp.	15,700	638,990
Prothena Corp. PLC (a)	1,229	25,588
Receptos, Inc.	23,800	708,288
Regeneron Pharmaceuticals, Inc. (a)	84,700	25,999,512
Rigel Pharmaceuticals, Inc. (a)	181,900	598,451
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Seattle Genetics, Inc. (a)(d)	386,900	$ 12,910,853
Swedish Orphan Biovitrum AB (a)	106,000	1,351,928
Theravance, Inc. (a)(d)	86,000	2,463,900
Transition Therapeutics, Inc. (a)	178,600	909,074
uniQure B.V.	1,100	9,515
Vertex Pharmaceuticals, Inc. (a)	18,700	1,351,262
XOMA Corp. (a)	534,100	2,211,174
		103,468,404
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	23,700	948,237
Align Technology, Inc. (a)	15,600	851,916
Baxter International, Inc.	10,500	781,305
Cyberonics, Inc. (a)	18,000	1,094,400
Insulet Corp. (a)	17,991	659,010
Steris Corp.	46,100	2,467,272
		6,802,140
Health Care Providers & Services - 0.9%
Accretive Health, Inc. (a)(d)	158,100	1,184,169
BioScrip, Inc. (a)(d)	202,700	1,591,195
Catamaran Corp. (a)	17,100	753,359
Express Scripts Holding Co. (a)	34,100	2,437,127
McKesson Corp.	11,100	2,105,004
		8,070,854
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	193,900	2,858,086
athenahealth, Inc. (a)(d)	22,000	2,792,020
Castlight Health, Inc. Class B (d)	8,400	127,512
		5,777,618
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	44,300	7,010,475
Pharmaceuticals - 2.1%
AbbVie, Inc.	40,800	2,216,664
Actavis PLC (a)	12,000	2,538,480
Allergan, Inc.	20,800	3,483,168
Auxilium Pharmaceuticals, Inc. (a)	59,800	1,338,324
Bristol-Myers Squibb Co.	44,900	2,233,326
Hospira, Inc. (a)	15,800	776,886
Jazz Pharmaceuticals PLC (a)	3,500	496,510
Johnson & Johnson	10,000	1,014,600
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. (a)	14,400	$ 717,696
Questcor Pharmaceuticals, Inc. (d)	14,300	1,288,859
Revance Therapeutics, Inc.	4,400	138,556
Valeant Pharmaceuticals International (Canada) (a)	15,500	2,034,741
XenoPort, Inc. (a)	47,400	191,970
		18,469,780
TOTAL HEALTH CARE		149,599,271
INDUSTRIALS - 8.4%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	33,200	3,092,580
The Boeing Co.	32,000	4,328,000
		7,420,580
Air Freight & Logistics - 1.0%
FedEx Corp.	20,100	2,897,616
United Parcel Service, Inc. Class B	56,100	5,827,668
		8,725,284
Airlines - 1.9%
Delta Air Lines, Inc.	41,600	1,660,256
Southwest Airlines Co.	144,600	3,824,670
Spirit Airlines, Inc. (a)	80,000	4,725,600
United Continental Holdings, Inc. (a)	148,200	6,575,634
		16,786,160
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	53,200	1,806,140
Electrical Equipment - 0.3%
Acuity Brands, Inc.	23,847	2,993,037
Industrial Conglomerates - 1.4%
3M Co.	18,400	2,622,920
Danaher Corp.	83,500	6,548,905
General Electric Co.	69,200	1,853,868
Roper Industries, Inc.	10,300	1,459,304
		12,484,997
Machinery - 0.5%
Caterpillar, Inc.	19,600	2,003,708
Cummins, Inc.	7,800	1,192,854
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
ITT Corp.	6,300	$ 275,184
Xylem, Inc.	16,600	619,180
		4,090,926
Professional Services - 0.0%
Paylocity Holding Corp. (a)	1,000	19,470
Road & Rail - 2.3%
CSX Corp.	84,500	2,484,300
Hertz Global Holdings, Inc. (a)	162,700	4,802,904
J.B. Hunt Transport Services, Inc.	28,800	2,236,608
Kansas City Southern	2,800	301,056
Union Pacific Corp.	53,100	10,581,237
		20,406,105
TOTAL INDUSTRIALS		74,732,699
INFORMATION TECHNOLOGY - 33.8%
Communications Equipment - 1.9%
Infinera Corp. (a)(d)	399,900	3,639,090
QUALCOMM, Inc.	145,300	11,689,385
ViaSat, Inc. (a)	21,600	1,171,368
		16,499,843
Electronic Equipment & Components - 0.5%
IPG Photonics Corp. (a)	23,500	1,482,850
Trimble Navigation Ltd. (a)	83,400	3,008,238
		4,491,088
Internet Software & Services - 10.1%
Akamai Technologies, Inc. (a)	46,600	2,532,244
Cornerstone OnDemand, Inc. (a)	64,900	2,608,331
eBay, Inc. (a)	135,800	6,889,134
Facebook, Inc. Class A (a)	300,900	19,046,970
Google, Inc.:
Class A (a)	39,700	22,694,505
Class C (a)	39,700	22,270,906
LinkedIn Corp. (a)	4,900	784,441
Opower, Inc.	1,400	23,310
Qihoo 360 Technology Co. Ltd. ADR (a)	28,700	2,635,521
Rackspace Hosting, Inc. (a)	35,600	1,299,044
Tencent Holdings Ltd.	201,000	2,825,892
Trulia, Inc. (a)(d)	22,900	885,085
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Twitter, Inc. (d)	28,800	$ 934,272
Web.com Group, Inc. (a)	116,200	4,001,928
Wix.com Ltd. (a)	19,800	353,628
		89,785,211
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	68,000	3,305,480
IBM Corp.	29,200	5,383,312
MasterCard, Inc. Class A	129,400	9,892,630
Visa, Inc. Class A	63,300	13,598,739
		32,180,161
Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials, Inc.	53,700	1,084,203
Applied Micro Circuits Corp. (a)	373,200	3,358,800
Broadcom Corp. Class A	38,000	1,211,060
Cavium, Inc. (a)	19,900	974,702
Cree, Inc. (a)(d)	200,600	9,652,872
Cypress Semiconductor Corp. (d)	347,000	3,556,750
First Solar, Inc. (a)	29,000	1,791,620
Intel Corp.	27,400	748,568
Mellanox Technologies Ltd. (a)(d)	49,700	1,569,526
NVIDIA Corp.	519,200	9,864,800
Rambus, Inc. (a)	247,600	2,995,960
Silicon Laboratories, Inc. (a)	98,319	4,436,153
Xilinx, Inc.	16,500	774,840
		42,019,854
Software - 8.1%
Adobe Systems, Inc. (a)	21,300	1,374,702
Citrix Systems, Inc. (a)	9,600	594,912
Concur Technologies, Inc. (a)(d)	29,300	2,501,341
Interactive Intelligence Group, Inc. (a)	43,000	2,179,670
Intuit, Inc.	19,400	1,538,226
Microsoft Corp.	274,968	11,257,190
NetSuite, Inc. (a)	35,700	2,873,493
Oracle Corp.	90,100	3,786,002
Qlik Technologies, Inc. (a)	63,200	1,372,072
Red Hat, Inc. (a)	143,200	7,177,184
salesforce.com, Inc. (a)	605,000	31,841,150
ServiceNow, Inc. (a)	35,100	1,836,081
Solera Holdings, Inc.	3,800	247,950
Splunk, Inc. (a)	11,300	473,018
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
The Rubicon Project, Inc.	3,411	$ 43,286
TiVo, Inc. (a)	70,100	834,190
VMware, Inc. Class A (a)	7,800	752,700
Workday, Inc. Class A (a)	17,100	1,340,127
		72,023,294
Technology Hardware, Storage & Peripherals - 4.9%
3D Systems Corp. (a)(d)	8,800	445,720
Apple, Inc.	63,540	40,220,820
Fusion-io, Inc. (a)	133,300	1,065,067
Nimble Storage, Inc.	1,300	32,981
SanDisk Corp.	13,000	1,256,190
		43,020,778
TOTAL INFORMATION TECHNOLOGY		300,020,229
MATERIALS - 2.0%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	24,400	1,691,164
Eastman Chemical Co.	8,300	732,558
Metabolix, Inc. (a)(d)	58,100	47,665
Monsanto Co.	90,700	11,051,795
The Mosaic Co.	26,300	1,314,737
		14,837,919
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	9,100	411,093
Metals & Mining - 0.3%
Nucor Corp.	20,400	1,032,852
U.S. Silica Holdings, Inc.	31,953	1,615,863
		2,648,715
TOTAL MATERIALS		17,897,727
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	23,900	1,043,235
Verizon Communications, Inc.	48,300	2,413,068
		3,456,303
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
Sprint Corp. (a)	59,700	$ 570,135
T-Mobile U.S., Inc. (a)	48,500	1,665,005
		2,235,140
TOTAL TELECOMMUNICATION SERVICES		5,691,443
UTILITIES - 0.2%
Independent Power and Renewabl - 0.0%
Ormat Technologies, Inc.	2,628	78,262
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc.	37,800	1,347,192
TOTAL UTILITIES		1,425,454
TOTAL COMMON STOCKS (Cost $828,437,111)		876,503,941
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cloudera, Inc. Series F (e) (Cost $151,366)	10,396	154,485
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.10% (b)	8,476,342	8,476,342
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	40,516,800	40,516,800
TOTAL MONEY MARKET FUNDS (Cost $48,993,142)		48,993,142
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $877,581,619)		925,651,568
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(38,973,523)
NET ASSETS - 100%		$ 886,678,045
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $154,485 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Cloudera, Inc. Series F	2/5/14	$ 151,366
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,299
Fidelity Securities Lending Cash Central Fund	112,150
Total	$ 119,449
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 148,435,365	$ 148,435,365	$ -	$ -
Consumer Staples	95,606,584	95,287,281	319,303	-
Energy	44,552,460	44,552,460	-	-
Financials	38,542,709	38,542,709	-	-
Health Care	149,599,271	149,599,271	-	-
Industrials	74,732,699	74,732,699	-	-
Information Technology	300,174,714	300,020,229	-	154,485
Materials	17,897,727	17,897,727	-	-
Telecommunication Services	5,691,443	5,691,443	-	-
Utilities	1,425,454	1,425,454	-	-
Money Market Funds	48,993,142	48,993,142	-	-
Total Investments in Securities:	$ 925,651,568	$ 925,177,780	$ 319,303	$ 154,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,995,419) - See accompanying schedule: Unaffiliated issuers (cost $828,588,477)	$ 876,658,426
Fidelity Central Funds (cost $48,993,142)	48,993,142
Total Investments (cost $877,581,619)		$ 925,651,568
Foreign currency held at value (cost $10,495)		10,495
Receivable for investments sold		11,966,102
Dividends receivable		586,158
Distributions receivable from Fidelity Central Funds		20,103
Other receivables		194
Total assets		938,234,620

Liabilities
Payable for investments purchased	$ 10,460,003
Accrued management fee	397,207
Other affiliated payables	151,411
Other payables and accrued expenses	31,154
Collateral on securities loaned, at value	40,516,800
Total liabilities		51,556,575

Net Assets		$ 886,678,045
Net Assets consist of:
Paid in capital		$ 832,900,029
Undistributed net investment income		459,394
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,248,688
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		48,069,934
Net Assets, for 83,298,924 shares outstanding		$ 886,678,045
Net Asset Value, offering price and redemption price per share ($886,678,045 ÷ 83,298,924 shares)		$ 10.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 3,868,474
Interest		177
Income from Fidelity Central Funds		119,449
Total income		3,988,100

Expenses
Management fee	$ 2,419,646
Transfer agent fees	763,369
Accounting and security lending fees	153,099
Custodian fees and expenses	10,362
Independent trustees' compensation	1,681
Audit	38,475
Legal	470
Miscellaneous	587
Total expenses before reductions	3,387,689
Expense reductions	(3,177)	3,384,512
Net investment income (loss)		603,588
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,018,884
Foreign currency transactions	289
Futures contracts	980,841
Total net realized gain (loss)		6,000,014
Change in net unrealized appreciation (depreciation) on: Investment securities	30,971,520
Assets and liabilities in foreign currencies	(27)
Futures contracts	(639,388)
Total change in net unrealized appreciation (depreciation)		30,332,105
Net gain (loss)		36,332,119
Net increase (decrease) in net assets resulting from operations		$ 36,935,707

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2014 (Unaudited)	For the period November 7, 2013 (commencement of operations) to November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 603,588	$ 188,976
Net realized gain (loss)	6,000,014	880,518
Change in net unrealized appreciation (depreciation)	30,332,105	17,737,829
Net increase (decrease) in net assets resulting from operations	36,935,707	18,807,323
Distributions to shareholders from net investment income	(333,170)	-
Distributions to shareholders from net realized gain	(1,631,844)	-
Total distributions	(1,965,014)	-
Share transactions Proceeds from sales of shares	45,892,156	833,473,945
Reinvestment of distributions	1,965,015	-
Cost of shares redeemed	(48,431,087)	-
Net increase (decrease) in net assets resulting from share transactions	(573,916)	833,473,945
Total increase (decrease) in net assets	34,396,777	852,281,268

Net Assets
Beginning of period	852,281,268	-
End of period (including undistributed net investment income of $459,394 and undistributed net investment income of $188,976, respectively)	$ 886,678,045	$ 852,281,268
Other Information Shares
Sold	4,361,771	83,347,395
Issued in reinvestment of distributions	187,503	-
Redeemed	(4,597,745)	-
Net increase (decrease)	(48,471)	83,347,395

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2014	Year ended November 30,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.01	- I
Net realized and unrealized gain (loss)	.42	.23
Total from investment operations	.43	.23
Distributions from net investment income	- I	-
Distributions from net realized gain	(.02)	-
Total distributions	(.02)	-
Net asset value, end of period	$ 10.64	$ 10.23
Total Return B	4.25%	2.30%
Ratios to Average Net Assets D,G
Expenses before reductions	.77% A	.85% A
Expenses net of fee waivers, if any	.77% A	.85% A
Expenses net of all reductions	.77% A	.85% A
Net investment income (loss)	.14% A	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 886,678	$ 852,281
Portfolio turnover rate E	14% A	65% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period November 7, 2013 (commencement of operations) to November 30, 2013.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount not annualized.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Series Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 88,772,243
Gross unrealized depreciation	(40,706,461)
Net unrealized appreciation (depreciation) on securities and other investments	$ 48,065,782

Tax cost	$ 877,585,786

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and

Semiannual Report

4. Derivative Instruments continued

Futures Contracts - continued

subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $980,841 and a change in net unrealized appreciation (depreciation) of $(639,388) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $93,972,872 and $58,571,756, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 3000® Growth Index, over the same 36 month performance period. The Fund's performance adjustment will not take effect until November 1, 2014. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,363 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $137 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency

Semiannual Report

8. Security Lending - continued

or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $112,150. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,170 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AXS3-USAN-0714
1.967932.100

Fidelity Advisor®

Series Small Cap Fund

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Actual	.94%	$ 1,000.00	$ 1,029.10	$ 4.76
Hypothetical A		$ 1,000.00	$ 1,020.24	$ 4.73

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Community Health Systems, Inc.	2.1	0.9
Darling International, Inc.	2.0	1.0
VeriFone Systems, Inc.	2.0	0.8
Global Payments, Inc.	1.9	1.8
Primerica, Inc.	1.8	1.7
Office Depot, Inc.	1.8	1.7
The Ensign Group, Inc.	1.8	1.6
WESCO International, Inc.	1.7	1.5
CDW Corp.	1.7	1.1
World Fuel Services Corp.	1.6	1.2
	18.4
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	18.5
Information Technology	16.9	15.6
Industrials	16.5	14.8
Consumer Discretionary	13.7	15.3
Health Care	12.0	11.2
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks and Equity Futures 99.0%		Stocks and Equity Futures 99.4%
	Other Investments 0.6%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	15.7%	** Foreign investments	18.0%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Diversified Consumer Services - 1.5%
Best Bridal, Inc.	392,500	$ 2,343,619
Grand Canyon Education, Inc. (a)	53,900	2,374,295
Meiko Network Japan Co. Ltd.	222,100	2,598,918
		7,316,832
Hotels, Restaurants & Leisure - 1.2%
Bally Technologies, Inc. (a)	62,100	3,663,900
Texas Roadhouse, Inc. Class A	97,100	2,454,688
		6,118,588
Household Durables - 1.7%
Iida Group Holdings Co. Ltd.	164,400	2,486,679
Tupperware Brands Corp.	67,800	5,676,216
		8,162,895
Leisure Products - 1.0%
Smith & Wesson Holding Corp. (a)(e)	308,200	4,894,216
Media - 1.1%
Harte-Hanks, Inc.	477,800	3,397,158
John Wiley & Sons, Inc. Class A	36,713	2,011,138
		5,408,296
Multiline Retail - 0.9%
Big Lots, Inc. (a)	101,500	4,307,660
Specialty Retail - 3.1%
Aarons, Inc. Class A	153,400	5,037,656
Jumbo SA (a)	114,681	1,710,222
Office Depot, Inc. (a)	1,695,220	8,679,526
		15,427,404
Textiles, Apparel & Luxury Goods - 3.2%
Crocs, Inc. (a)	231,200	3,451,816
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	104,800	4,663,600
Steven Madden Ltd. (a)	169,500	5,400,270
Wolverine World Wide, Inc.	74,700	1,932,489
		15,448,175
TOTAL CONSUMER DISCRETIONARY		67,084,066
CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 1.8%
Ain Pharmaciez, Inc.	14,900	679,836
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sundrug Co. Ltd.	92,500	$ 4,161,181
Tsuruha Holdings, Inc.	77,000	4,139,085
		8,980,102
Food Products - 2.0%
Darling International, Inc. (a)	493,200	9,859,068
TOTAL CONSUMER STAPLES		18,839,170
ENERGY - 6.4%
Energy Equipment & Services - 4.8%
Cathedral Energy Services Ltd.	442,100	2,001,947
Key Energy Services, Inc. (a)	678,100	5,458,705
McDermott International, Inc. (a)(e)	298,900	2,170,014
Oil States International, Inc. (a)	49,300	5,303,694
Oil States International, Inc. (a)(h)	30,700	1,868,095
Pason Systems, Inc.	183,800	5,009,029
Western Energy Services Corp.	156,200	1,567,330
		23,378,814
Oil, Gas & Consumable Fuels - 1.6%
World Fuel Services Corp.	169,525	7,859,179
TOTAL ENERGY		31,237,993
FINANCIALS - 20.0%
Banks - 5.1%
Bank of the Ozarks, Inc.	38,500	2,273,040
East West Bancorp, Inc.	154,100	5,159,268
Investors Bancorp, Inc.	513,100	5,541,480
Prosperity Bancshares, Inc.	44,800	2,604,224
Square 1 Financial, Inc. Class A	142,370	2,689,369
Umpqua Holdings Corp.	210,881	3,494,298
Wilshire Bancorp, Inc.	329,800	3,327,682
		25,089,361
Consumer Finance - 0.8%
EZCORP, Inc. (non-vtg.) Class A (a)	248,500	3,036,670
Portfolio Recovery Associates, Inc. (a)	18,100	1,009,799
		4,046,469
Insurance - 7.6%
CNO Financial Group, Inc.	339,100	5,469,683
Enstar Group Ltd. (a)	27,700	3,902,930
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
HCC Insurance Holdings, Inc.	115,600	$ 5,430,888
Primerica, Inc.	194,200	8,746,768
Reinsurance Group of America, Inc.	77,100	6,026,136
RenaissanceRe Holdings Ltd.	71,200	7,416,904
		36,993,309
Real Estate Investment Trusts - 6.2%
Corrections Corp. of America	177,200	5,764,316
EPR Properties	115,600	6,233,152
Equity Lifestyle Properties, Inc.	53,900	2,357,586
MFA Financial, Inc.	601,000	4,946,230
National Health Investors, Inc.	84,800	5,318,656
Rouse Properties, Inc. (e)	215,800	3,521,856
Sovran Self Storage, Inc.	29,900	2,296,320
		30,438,116
Real Estate Management & Development - 0.3%
Relo Holdings Corp.	28,000	1,618,610
TOTAL FINANCIALS		98,185,865
HEALTH CARE - 12.0%
Biotechnology - 1.0%
United Therapeutics Corp. (a)	53,900	5,160,386
Health Care Equipment & Supplies - 1.1%
The Cooper Companies, Inc.	40,300	5,199,506
Health Care Providers & Services - 7.2%
AmSurg Corp. (a)	106,500	4,822,320
Community Health Systems, Inc. (a)	246,600	10,300,481
Health Net, Inc. (a)	107,900	4,313,842
MEDNAX, Inc. (a)	58,020	3,343,693
Providence Service Corp. (a)	91,600	3,682,320
The Ensign Group, Inc.	184,900	8,671,810
		35,134,466
Pharmaceuticals - 2.7%
Jazz Pharmaceuticals PLC (a)	22,400	3,177,664
Phibro Animal Health Corp. Class A	201,600	3,836,448
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Prestige Brands Holdings, Inc. (a)	97,100	$ 3,320,820
Sawai Pharmaceutical Co. Ltd.	46,000	2,868,242
		13,203,174
TOTAL HEALTH CARE		58,697,532
INDUSTRIALS - 16.5%
Aerospace & Defense - 2.8%
Engility Holdings, Inc. (a)	92,500	3,575,125
Moog, Inc. Class A (a)	61,600	4,438,896
Teledyne Technologies, Inc. (a)	61,600	5,837,832
		13,851,853
Commercial Services & Supplies - 3.9%
Deluxe Corp.	77,100	4,324,539
Mitie Group PLC	863,000	4,850,318
UniFirst Corp.	38,500	3,809,575
West Corp.	231,200	6,196,160
		19,180,592
Construction & Engineering - 0.9%
Badger Daylighting Ltd.	134,400	4,338,283
Machinery - 4.4%
Federal Signal Corp.	277,400	3,805,928
Hy-Lok Corp.	104,657	3,137,557
Standex International Corp.	69,400	5,124,496
TriMas Corp. (a)	138,700	4,869,757
Valmont Industries, Inc.	30,800	4,772,460
		21,710,198
Marine - 0.3%
SITC International Holdings Co. Ltd.	2,839,000	1,241,361
Professional Services - 0.3%
Benefit One, Inc.	224,100	1,691,962
Trading Companies & Distributors - 3.2%
Aceto Corp.	184,900	3,222,807
Textainer Group Holdings Ltd.	115,600	4,478,344
WESCO International, Inc. (a)	95,600	8,166,152
		15,867,303
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.7%
Wesco Aircraft Holdings, Inc. (a)	149,700	$ 3,254,478
TOTAL INDUSTRIALS		81,136,030
INFORMATION TECHNOLOGY - 16.9%
Electronic Equipment & Components - 5.9%
Belden, Inc.	61,600	4,434,584
CDW Corp.	277,400	8,158,334
Insight Enterprises, Inc. (a)	139,500	3,791,610
ScanSource, Inc. (a)	52,300	1,940,330
SYNNEX Corp. (a)	77,100	5,097,081
Zebra Technologies Corp. Class A (a)	75,000	5,572,500
		28,994,439
Internet Software & Services - 2.2%
Conversant, Inc. (a)(e)	200,300	4,723,074
Perficient, Inc. (a)	123,300	2,175,012
Stamps.com, Inc. (a)	127,000	4,104,640
		11,002,726
IT Services - 7.4%
EPAM Systems, Inc. (a)	154,100	6,482,987
Genpact Ltd. (a)	200,300	3,375,055
Global Payments, Inc.	139,100	9,536,696
Syntel, Inc. (a)	53,900	4,360,510
VeriFone Systems, Inc. (a)	294,900	9,675,669
WEX, Inc. (a)	29,900	2,879,071
		36,309,988
Software - 1.4%
Sword Group	82,661	2,242,319
Verint Systems, Inc. (a)	95,600	4,429,148
		6,671,467
TOTAL INFORMATION TECHNOLOGY		82,978,620
MATERIALS - 1.8%
Chemicals - 0.9%
PolyOne Corp.	104,400	4,189,572
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.9%
Sealed Air Corp.	138,700	$ 4,567,391
TOTAL MATERIALS		8,756,963
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Amcom Telecommunications Ltd.	270,000	547,781
Asia Satellite Telecommunications Holdings Ltd.	120,000	484,461
iiNet Ltd.	80,000	552,434
		1,584,676
UTILITIES - 0.5%
Gas Utilities - 0.5%
New Jersey Resources Corp.	44,800	2,464,448
TOTAL COMMON STOCKS (Cost $428,278,012)		450,965,363
U.S. Treasury Obligations - 0.3%
		Principal Amount (d)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 7/17/14 to 8/21/14 (i) (Cost $1,649,942)		$ 1,650,000	1,649,916
Preferred Securities - 0.6%

FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $2,687,200)	EUR	1,730,000	2,644,389
Money Market Funds - 9.1%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	37,656,608	$ 37,656,608
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	6,976,675	6,976,675
TOTAL MONEY MARKET FUNDS (Cost $44,633,283)		44,633,283
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $477,248,437)		499,892,951
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(9,206,351)
NET ASSETS - 100%		$ 490,686,600
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
306 ICE Russell 2000 Index Contracts (United States)	June 2014	$ 34,675,920	$ (488,473)
The face value of futures purchased as a percentage of net assets is 7.1%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,644,389 or 0.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,649,916.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,981
Fidelity Securities Lending Cash Central Fund	73,962
Total	$ 90,943
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 67,084,066	$ 59,654,850	$ 7,429,216	$ -
Consumer Staples	18,839,170	9,859,068	8,980,102	-
Energy	31,237,993	31,237,993	-	-
Financials	98,185,865	96,567,255	1,618,610	-
Health Care	58,697,532	55,829,290	2,868,242	-
Industrials	81,136,030	79,444,068	1,691,962	-
Information Technology	82,978,620	82,978,620	-	-
Materials	8,756,963	8,756,963	-	-
Telecommunication Services	1,584,676	1,584,676	-	-
Utilities	2,464,448	2,464,448	-	-
U.S. Government and Government Agency Obligations	1,649,916	-	1,649,916	-
Preferred Securities	2,644,389	-	2,644,389	-
Money Market Funds	44,633,283	44,633,283	-	-
Total Investments in Securities:	$ 499,892,951	$ 473,010,514	$ 26,882,437	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (488,473)	$ (488,473)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 19,982,674
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (488,473)
Total Value of Derivatives	$ -	$ (488,473)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.3%
Japan	4.5%
Bermuda	4.0%
Canada	2.6%
Ireland	1.2%
United Kingdom	1.0%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,694,820) - See accompanying schedule: Unaffiliated issuers (cost $432,615,154)	$ 455,259,668
Fidelity Central Funds (cost $44,633,283)	44,633,283
Total Investments (cost $477,248,437)		$ 499,892,951
Cash		177,520
Foreign currency held at value (cost $6,011)		5,984
Receivable for investments sold		1,052,641
Receivable for fund shares sold		11,718
Dividends receivable		301,834
Distributions receivable from Fidelity Central Funds		9,583
Other receivables		3,181
Total assets		501,455,412

Liabilities
Payable for investments purchased Regular delivery	$ 1,620,186
Delayed delivery	1,254,465
Payable for fund shares redeemed	295,239
Accrued management fee	282,810
Payable for daily variation margin for derivative instruments	201,960
Other affiliated payables	87,536
Other payables and accrued expenses	49,941
Collateral on securities loaned, at value	6,976,675
Total liabilities		10,768,812

Net Assets		$ 490,686,600
Net Assets consist of:
Paid in capital		$ 459,776,628
Undistributed net investment income		214,081
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,539,371
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,156,520
Net Assets, for 46,074,178 shares outstanding		$ 490,686,600
Net Asset Value, offering price and redemption price per share ($490,686,600 ÷ 46,074,178 shares)		$ 10.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 2,752,336
Interest		1,016
Income from Fidelity Central Funds		90,943
Total income		2,844,295

Expenses
Management fee	$ 1,692,335
Transfer agent fees	421,471
Accounting and security lending fees	95,112
Custodian fees and expenses	24,311
Independent trustees' compensation	925
Audit	33,988
Legal	258
Miscellaneous	519
Total expenses before reductions	2,268,919
Expense reductions	(9,831)	2,259,088
Net investment income (loss)		585,207
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,671,475
Foreign currency transactions	(82,525)
Futures contracts	1,437,663
Total net realized gain (loss)		10,026,613
Change in net unrealized appreciation (depreciation) on: Investment securities	6,047,500
Assets and liabilities in foreign currencies	1,031
Futures contracts	(1,877,791)
Total change in net unrealized appreciation (depreciation)		4,170,740
Net gain (loss)		14,197,353
Net increase (decrease) in net assets resulting from operations		$ 14,782,560

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2014 (Unaudited)	For the period November 7, 2013 (commencement of operations) to November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 585,207	$ (65,599)
Net realized gain (loss)	10,026,613	78,250
Change in net unrealized appreciation (depreciation)	4,170,740	17,985,780
Net increase (decrease) in net assets resulting from operations	14,782,560	17,998,431
Distributions to shareholders from net investment income	(371,126)	-
Distributions to shareholders from net realized gain	(1,499,894)	-
Total distributions	(1,871,020)	-
Share transactions Proceeds from sales of shares	34,472,717	468,584,982
Reinvestment of distributions	1,871,020	-
Cost of shares redeemed	(44,107,286)	(1,044,804)
Net increase (decrease) in net assets resulting from share transactions	(7,763,549)	467,540,178
Total increase (decrease) in net assets	5,147,991	485,538,609

Net Assets
Beginning of period	485,538,609	-
End of period (including undistributed net investment income of $214,081 and $0, respectively)	$ 490,686,600	$ 485,538,609
Other Information Shares
Sold	3,383,254	46,848,562
Issued in reinvestment of distributions	179,493	-
Redeemed	(4,234,397)	(102,734)
Net increase (decrease)	(671,650)	46,745,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2014	Year ended November 30,
	(Unaudited)	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	- G, J
Net realized and unrealized gain (loss)	.29	.39
Total from investment operations	.30	.39
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.03)	-
Total distributions	(.04)	-
Net asset value, end of period	$ 10.65	$ 10.39
Total Return B, C	2.91%	3.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.94% A	1.07% A
Expenses net of fee waivers, if any	.94% A	.95% A
Expenses net of all reductions	.94% A	.95% A
Net investment income (loss)	.24% A	(.25)% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 490,687	$ 485,539
Portfolio turnover rate F	73% A	4% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to less than $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%.

H For the period November 7, 2013 (commencement of operations) to November 30, 2013.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Series Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014 including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, net operating losses and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 35,321,262
Gross unrealized depreciation	(12,953,926)
Net unrealized appreciation (depreciation) on securities and other investments	$ 22,367,336

Tax cost	$ 477,525,615

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,437,663 and a change in net unrealized appreciation (depreciation) of $(1,877,791) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $162,071,730 and $163,586,847, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000® Index, over the same 36 month performance period. The Fund's performance adjustment will not take effect until November 1, 2014. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,542 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $75 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities

Semiannual Report

8. Security Lending - continued

loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $73,962. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,831 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AXS5-SANN-0714
1.967944.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor ® Stock Selector

Mid Cap

Fund - Institutional Class

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	1.07%
Actual		$ 1,000.00	$ 1,066.50	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class T	1.29%
Actual		$ 1,000.00	$ 1,065.30	$ 6.64
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.91%
Actual		$ 1,000.00	$ 1,062.20	$ 9.82
HypotheticalA		$ 1,000.00	$ 1,015.41	$ 9.60
Class C	1.82%
Actual		$ 1,000.00	$ 1,062.60	$ 9.36
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Fidelity Stock Selector Mid Cap Fund	.83%
Actual		$ 1,000.00	$ 1,067.80	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,067.70	$ 4.12
HypotheticalA		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
J.B. Hunt Transport Services, Inc.	2.4	1.9
Roper Industries, Inc.	1.9	1.5
Capital One Financial Corp.	1.7	1.8
Hubbell, Inc. Class B	1.5	1.7
Verisk Analytics, Inc.	1.5	1.5
AMETEK, Inc.	1.4	1.7
Cimarex Energy Co.	1.2	0.9
Watsco, Inc.	1.2	0.9
Airgas, Inc.	1.1	1.1
Interactive Brokers Group, Inc.	1.1	1.2
	15.0
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.4	22.3
Industrials	16.6	16.8
Information Technology	15.1	15.6
Consumer Discretionary	12.2	13.9
Health Care	9.3	8.9
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks and Equity Futures 97.6%		Stocks and Equity Futures 98.6%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	7.2%	** Foreign investments	8.5%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.1%
Tenneco, Inc. (a)	31,400	$ 2,002
Hotels, Restaurants & Leisure - 0.3%
Texas Roadhouse, Inc. Class A	211,300	5,342
Household Durables - 2.8%
Jarden Corp. (a)	317,115	17,942
Libbey, Inc. (a)	269,118	7,253
NVR, Inc. (a)	17,400	19,377
Tupperware Brands Corp.	181,680	15,210
		59,782
Internet & Catalog Retail - 0.6%
HomeAway, Inc. (a)	80,600	2,482
Liberty Interactive Corp. Series A (a)	348,310	10,146
		12,628
Leisure Products - 0.8%
Brunswick Corp.	278,800	12,016
Smith & Wesson Holding Corp. (a)	304,600	4,837
		16,853
Media - 0.8%
The Madison Square Garden Co. Class A (a)	307,100	16,844
Multiline Retail - 1.3%
Dollar General Corp. (a)	227,840	12,253
Dollar Tree, Inc. (a)	313,878	16,645
		28,898
Specialty Retail - 4.4%
Abercrombie & Fitch Co. Class A	123,582	4,697
Cabela's, Inc. Class A (a)(d)	231,000	14,144
Foot Locker, Inc.	456,000	21,970
PetSmart, Inc.	53,660	3,084
Ross Stores, Inc.	223,010	15,265
Sally Beauty Holdings, Inc. (a)	450,620	11,545
Sportsman's Warehouse Holdings, Inc.	891,763	8,231
Williams-Sonoma, Inc.	249,460	16,694
		95,630
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	92,000	$ 12,110
Ralph Lauren Corp.	78,100	11,987
		24,097
TOTAL CONSUMER DISCRETIONARY		262,076
CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Monster Beverage Corp. (a)	44,884	3,114
Food & Staples Retailing - 0.8%
United Natural Foods, Inc. (a)	125,145	8,436
Whole Foods Market, Inc.	215,442	8,239
		16,675
Food Products - 2.3%
Hillshire Brands Co.	166,400	8,866
Mead Johnson Nutrition Co. Class A	77,900	6,970
The Hain Celestial Group, Inc. (a)	96,700	8,773
The Hershey Co.	63,900	6,220
TreeHouse Foods, Inc. (a)	84,580	6,339
WhiteWave Foods Co. (a)	398,400	12,546
		49,714
TOTAL CONSUMER STAPLES		69,503
ENERGY - 6.5%
Energy Equipment & Services - 1.9%
Dresser-Rand Group, Inc. (a)	94,400	5,777
Dril-Quip, Inc. (a)	129,000	13,186
Helmerich & Payne, Inc.	123,980	13,632
Rowan Companies PLC	250,610	7,759
		40,354
Oil, Gas & Consumable Fuels - 4.6%
Cheniere Energy, Inc. (a)	75,400	5,135
Cimarex Energy Co.	195,400	25,232
Energen Corp.	186,800	15,949
Genesis Energy LP	134,800	7,684
HollyFrontier Corp.	95,070	4,682
SM Energy Co.	191,246	14,498
Stone Energy Corp. (a)	183,000	8,123
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Corp.	74,700	$ 8,588
Whiting Petroleum Corp. (a)	133,100	9,563
		99,454
TOTAL ENERGY		139,808
FINANCIALS - 22.4%
Banks - 2.8%
City National Corp.	156,410	11,119
Erste Group Bank AG	51,774	1,799
Huntington Bancshares, Inc.	2,189,478	20,296
Prosperity Bancshares, Inc.	285,600	16,602
Synovus Financial Corp.	334,227	7,707
The Jammu & Kashmir Bank Ltd.	120,000	3,037
		60,560
Capital Markets - 3.9%
ABG Sundal Collier ASA (a)	3,100,000	2,920
KKR & Co. LP	670,164	15,233
Lazard Ltd. Class A	247,900	12,519
MLP AG	1,566,600	10,848
Moelis & Co. Class A	119,300	3,753
Oaktree Capital Group LLC Class A	162,900	8,142
Och-Ziff Capital Management Group LLC Class A	535,800	7,121
Raymond James Financial, Inc.	329,700	15,957
Virtus Investment Partners, Inc.	13,500	2,491
Vontobel Holdings AG	150,000	5,536
		84,520
Consumer Finance - 4.0%
ACOM Co. Ltd. (a)(d)	3,590,200	13,814
Capital One Financial Corp.	458,300	36,155
Cash America International, Inc.	239,527	11,380
Navient Corp.	542,316	8,569
SLM Corp.	792,316	6,822
Springleaf Holdings, Inc.	421,600	9,895
		86,635
Diversified Financial Services - 1.1%
Interactive Brokers Group, Inc.	1,011,767	23,291
Insurance - 2.1%
Arthur J. Gallagher & Co.	243,200	11,146
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Direct Line Insurance Group PLC	4,189,691	$ 17,789
Fairfax Financial Holdings Ltd. (sub. vtg.)	29,800	13,420
St. James's Place Capital PLC	237,200	3,111
		45,466
Real Estate Investment Trusts - 7.6%
Acadia Realty Trust (SBI)	149,500	4,125
Alexandria Real Estate Equities, Inc.	150,775	11,472
Ashford Hospitality Prime, Inc.	47,600	776
Corrections Corp. of America	132,300	4,304
Cousins Properties, Inc.	283,600	3,403
Essex Property Trust, Inc.	37,764	6,834
Federal Realty Investment Trust (SBI)	132,800	15,872
FelCor Lodging Trust, Inc.	347,000	3,414
Kilroy Realty Corp.	59,675	3,615
Liberty Property Trust (SBI)	316,900	12,267
Mid-America Apartment Communities, Inc.	197,700	14,304
National Retail Properties, Inc. (d)	428,569	14,991
Piedmont Office Realty Trust, Inc. Class A	322,500	6,005
Post Properties, Inc.	154,900	7,923
Redwood Trust, Inc. (d)	240,900	4,695
Senior Housing Properties Trust (SBI)	454,000	10,887
SL Green Realty Corp.	125,465	13,737
Sovran Self Storage, Inc.	83,039	6,377
Taubman Centers, Inc.	119,200	8,928
Weyerhaeuser Co.	269,414	8,465
		162,394
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	18,000	682
Altisource Portfolio Solutions SA (a)	41,910	4,619
CBRE Group, Inc. (a)	207,932	6,205
		11,506
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (a)	215,963	7,574
TOTAL FINANCIALS		481,946
HEALTH CARE - 9.3%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	58,000	9,647
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc.	200,000	$ 13,320
Grifols SA ADR	200,000	8,324
		31,291
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (a)	1,450,000	18,604
Edwards Lifesciences Corp. (a)	95,000	7,714
Intuitive Surgical, Inc. (a)	15,000	5,546
Masimo Corp. (a)	380,000	9,363
The Cooper Companies, Inc.	145,000	18,708
		59,935
Health Care Providers & Services - 1.3%
HCA Holdings, Inc. (a)	128,000	6,783
Humana, Inc.	63,000	7,841
MEDNAX, Inc. (a)	220,000	12,679
		27,303
Health Care Technology - 0.5%
Cerner Corp. (a)	196,000	10,594
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	200,000	11,388
Illumina, Inc. (a)	63,000	9,970
		21,358
Pharmaceuticals - 2.3%
Actavis PLC (a)	70,000	14,808
Perrigo Co. PLC	58,000	8,016
Salix Pharmaceuticals Ltd. (a)	170,000	19,394
The Medicines Company (a)	272,000	7,589
		49,807
TOTAL HEALTH CARE		200,288
INDUSTRIALS - 16.6%
Aerospace & Defense - 2.0%
Meggitt PLC	2,826,204	22,952
TransDigm Group, Inc.	113,410	21,402
		44,354
Building Products - 0.5%
A.O. Smith Corp.	228,247	11,271
Construction & Engineering - 0.6%
MasTec, Inc. (a)	389,100	14,008
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 3.0%
Acuity Brands, Inc.	18,736	$ 2,352
AMETEK, Inc.	581,490	30,865
Hubbell, Inc. Class B	270,740	31,677
		64,894
Industrial Conglomerates - 1.9%
Roper Industries, Inc.	286,320	40,566
Machinery - 2.7%
Cummins, Inc.	141,800	21,685
Manitowoc Co., Inc.	643,996	17,420
Valmont Industries, Inc.	118,900	18,424
WABCO Holdings, Inc. (a)	18	2
		57,531
Professional Services - 1.5%
Verisk Analytics, Inc. (a)	532,000	31,489
Road & Rail - 2.4%
J.B. Hunt Transport Services, Inc.	660,540	51,295
Trading Companies & Distributors - 2.0%
W.W. Grainger, Inc.	67,500	17,440
Watsco, Inc.	247,700	24,926
		42,366
TOTAL INDUSTRIALS		357,774
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 0.9%
Aruba Networks, Inc. (a)	196,800	3,644
Riverbed Technology, Inc. (a)	755,550	15,353
		18,997
Electronic Equipment & Components - 1.1%
Trimble Navigation Ltd. (a)	630,200	22,731
Internet Software & Services - 2.4%
Equinix, Inc. (a)(d)	93,900	18,663
LinkedIn Corp. (a)	16,500	2,641
Rackspace Hosting, Inc. (a)	398,400	14,538
Trulia, Inc. (a)	69,100	2,671
Velti PLC (a)(f)	215,084	4
Yahoo!, Inc. (a)	271,600	9,411
Yelp, Inc. (a)	43,000	2,844
		50,772
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.2%
Acxiom Corp. (a)	297,946	$ 6,772
Alliance Data Systems Corp. (a)	41,000	10,498
Virtusa Corp. (a)	283,800	9,709
		26,979
Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	99,900	3,310
Cree, Inc. (a)	290,000	13,955
NXP Semiconductors NV (a)	54,200	3,366
RF Micro Devices, Inc. (a)	936,000	8,808
Semtech Corp. (a)	309,100	8,018
		37,457
Software - 6.2%
ANSYS, Inc. (a)	256,900	18,869
Autodesk, Inc. (a)	193,500	10,134
Citrix Systems, Inc. (a)	80,995	5,019
CommVault Systems, Inc. (a)	215,654	10,550
Fair Isaac Corp.	136,700	8,052
Imperva, Inc. (a)	96,650	2,018
MICROS Systems, Inc. (a)	291,200	15,556
Nuance Communications, Inc. (a)(d)	643,434	10,414
Parametric Technology Corp. (a)	438,700	16,144
Rovi Corp. (a)	417,400	10,089
SolarWinds, Inc. (a)	222,180	8,685
Synopsys, Inc. (a)	466,000	17,936
		133,466
Technology Hardware, Storage & Peripherals - 1.6%
Cray, Inc. (a)	247,800	6,948
EMC Corp.	381,600	10,135
NCR Corp. (a)	548,800	17,924
		35,007
TOTAL INFORMATION TECHNOLOGY		325,409
MATERIALS - 7.7%
Chemicals - 4.6%
Airgas, Inc.	230,004	24,454
FMC Corp.	231,540	17,727
International Flavors & Fragrances, Inc.	38,600	3,831
RPM International, Inc.	327,800	14,118
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Sherwin-Williams Co.	61,631	$ 12,610
Sigma Aldrich Corp.	39,200	3,862
W.R. Grace & Co. (a)	244,997	22,559
		99,161
Containers & Packaging - 1.6%
Aptargroup, Inc.	201,956	13,448
Rock-Tenn Co. Class A	201,000	20,307
		33,755
Metals & Mining - 1.5%
Carpenter Technology Corp.	171,600	10,723
Reliance Steel & Aluminum Co.	309,085	22,239
		32,962
TOTAL MATERIALS		165,878
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	19,310	1,960
T-Mobile U.S., Inc. (a)	59,300	2,036
Telephone & Data Systems, Inc.	210,600	5,836
		9,832
UTILITIES - 4.1%
Electric Utilities - 2.0%
Hawaiian Electric Industries, Inc. (d)	222,700	5,356
OGE Energy Corp.	587,900	21,594
PNM Resources, Inc.	269,038	7,657
Portland General Electric Co.	229,900	7,603
UIL Holdings Corp.	28,200	1,043
		43,253
Gas Utilities - 0.3%
National Fuel Gas Co.	102,800	7,710
Independent Power Producers & Energy Traders - 0.8%
Black Hills Corp.	164,000	9,458
Dynegy, Inc. (a)	210,400	7,090
		16,548
Multi-Utilities - 0.7%
MDU Resources Group, Inc.	479,575	16,248
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.3%
American Water Works Co., Inc.	114,720	$ 5,577
TOTAL UTILITIES		89,336
TOTAL COMMON STOCKS (Cost $1,830,080)		2,101,850
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 6/19/14 (e) (Cost $1,140)	$ 1,140	1,140
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	52,239,735	52,240
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	55,202,374	55,202
TOTAL MONEY MARKET FUNDS (Cost $107,442)		107,442
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,938,662)		2,210,432
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(56,356)
NET ASSETS - 100%		$ 2,154,076
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
7 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2014	$ 964	$ 13

The face value of futures purchased as a percentage of net assets is 0%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $402,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$ 323
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	55
Total	$ 77
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 262,076	$ 262,076	$ -	$ -
Consumer Staples	69,503	69,503	-	-
Energy	139,808	139,808	-	-
Financials	481,946	468,132	13,814	-
Health Care	200,288	200,288	-	-
Industrials	357,774	357,774	-	-
Information Technology	325,409	325,405	4	-
Materials	165,878	165,878	-	-
Telecommunication Services	9,832	9,832	-	-
Utilities	89,336	89,336	-	-
U.S. Government and Government Agency Obligations	1,140	-	1,140	-
Money Market Funds	107,442	107,442	-	-
Total Investments in Securities:	$ 2,210,432	$ 2,195,474	$ 14,958	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 13	$ 13	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 13	$ -
Total Value of Derivatives	$ 13	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $53,825) - See accompanying schedule: Unaffiliated issuers (cost $1,831,220)	$ 2,102,990
Fidelity Central Funds (cost $107,442)	107,442
Total Investments (cost $1,938,662)		$ 2,210,432
Cash		52
Receivable for investments sold		40,897
Receivable for fund shares sold		843
Dividends receivable		1,202
Distributions receivable from Fidelity Central Funds		14
Prepaid expenses		1
Other receivables		22
Total assets		2,253,463

Liabilities
Payable for investments purchased	$ 39,114
Payable for fund shares redeemed	2,970
Accrued management fee	995
Distribution and service plan fees payable	634
Payable for daily variation margin for derivative instruments	8
Other affiliated payables	425
Other payables and accrued expenses	39
Collateral on securities loaned, at value	55,202
Total liabilities		99,387

Net Assets		$ 2,154,076
Net Assets consist of:
Paid in capital		$ 2,254,340
Distributions in excess of net investment income		(2,469)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(369,583)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		271,788
Net Assets		$ 2,154,076

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($697,837 ÷ 23,066.6 shares)	$ 30.25

Maximum offering price per share (100/94.25 of $30.25)	$ 32.10
Class T: Net Asset Value and redemption price per share ($803,309 ÷ 26,340.4 shares)	$ 30.50

Maximum offering price per share (100/96.50 of $30.50)	$ 31.61
Class B: Net Asset Value and offering price per share ($17,944 ÷ 637.3 shares)A	$ 28.16

Class C: Net Asset Value and offering price per share ($172,397 ÷ 6,118.1 shares)A	$ 28.18

Fidelity Stock Selector Mid Cap Fund: Net Asset Value, offering price and redemption price per share ($232,480 ÷ 7,382.8 shares)	$ 31.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($230,109 ÷ 7,290.1 shares)	$ 31.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 13,866
Income from Fidelity Central Funds		77
Total income		13,943

Expenses
Management fee Basic fee	$ 5,939
Performance adjustment	75
Transfer agent fees	2,224
Distribution and service plan fees	3,870
Accounting and security lending fees	330
Custodian fees and expenses	31
Independent trustees' compensation	5
Registration fees	69
Audit	44
Legal	9
Miscellaneous	5
Total expenses before reductions	12,601
Expense reductions	(44)	12,557
Net investment income (loss)		1,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	169,510
Foreign currency transactions	9
Futures contracts	(148)
Total net realized gain (loss)		169,371
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,343)
Assets and liabilities in foreign currencies	(5)
Futures contracts	59
Total change in net unrealized appreciation (depreciation)		(33,289)
Net gain (loss)		136,082
Net increase (decrease) in net assets resulting from operations		$ 137,468

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,386	$ 5,714
Net realized gain (loss)	169,371	287,217
Change in net unrealized appreciation (depreciation)	(33,289)	209,089
Net increase (decrease) in net assets resulting from operations	137,468	502,020
Distributions to shareholders from net investment income	(1,252)	(8,172)
Distributions to shareholders from net realized gain	-	(2,873)
Total distributions	(1,252)	(11,045)
Share transactions - net increase (decrease)	(121,843)	(34,691)
Total increase (decrease) in net assets	14,373	456,284

Net Assets
Beginning of period	2,139,703	1,683,419
End of period (including distributions in excess of net investment income of $2,469 and distributions in excess of net investment income of $2,603, respectively)	$ 2,154,076	$ 2,139,703

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 28.37	$ 22.16	$ 19.15	$ 19.22	$ 15.75	$ 10.52
Income from Investment Operations
Net investment income (loss) E	.03	.10	.09	.08H	(.02)	.03
Net realized and unrealized gain (loss)	1.86	6.29	3.02	(.15)	3.55	5.20
Total from investment operations	1.89	6.39	3.11	(.07)	3.53	5.23
Distributions from net investment income	(.01)	(.14)	(.10)	-	(.03) I	-
Distributions from net realized gain	-	(.04)	-	-	(.03) I	-
Total distributions	(.01)	(.18)	(.10)	-	(.06)	-
Net asset value, end of period	$ 30.25	$ 28.37	$ 22.16	$ 19.15	$ 19.22	$ 15.75
Total Return B, C, D	6.65%	29.07%	16.32%	(.36)%	22.48%	49.71%
Ratios to Average Net Assets F, J
Expenses before reductions	1.07% A	.95%	.94%	.92%	.86%	.83%
Expenses net of fee waivers, if any	1.07% A	.95%	.94%	.92%	.86%	.83%
Expenses net of all reductions	1.06% A	.92%	.94%	.91%	.84%	.81%
Net investment income (loss)	.23% A	.39%	.41%	.39% H	(.12)%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 698	$ 692	$ 593	$ 644	$ 945	$ 906
Portfolio turnover rate G	91% A	79% K	72%	198%	141%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 28.63	$ 22.36	$ 19.30	$ 19.41	$ 15.89	$ 10.64
Income from Investment Operations
Net investment income (loss) E	- L	.04	.05	.04H	(.05)	.01
Net realized and unrealized gain (loss)	1.87	6.36	3.05	(.15)	3.59	5.24
Total from investment operations	1.87	6.40	3.10	(.11)	3.54	5.25
Distributions from net investment income	-	(.09)	(.04)	-	-	-
Distributions from net realized gain	-	(.04)	-	-	(.02) I	-
Total distributions	-	(.13)	(.04)	-	(.02)	-
Net asset value, end of period	$ 30.50	$ 28.63	$ 22.36	$ 19.30	$ 19.41	$ 15.89
Total Return B, C, D	6.53%	28.80%	16.12%	(.57)%	22.31%	49.34%
Ratios to Average Net Assets F, J
Expenses before reductions	1.29% A	1.16%	1.14%	1.11%	1.03%	1.02%
Expenses net of fee waivers, if any	1.29% A	1.16%	1.14%	1.11%	1.03%	1.02%
Expenses net of all reductions	1.29% A	1.13%	1.13%	1.10%	1.01%	.99%
Net investment income (loss)	-% A,M	.17%	.22%	.20% H	(.30)%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 803	$ 817	$ 755	$ 871	$ 1,282	$ 1,520
Portfolio turnover rate G	91% A	79% K	72%	198%	141%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01per share.

M Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.51	$ 20.71	$ 17.94	$ 18.15	$ 14.93	$ 10.05
Income from Investment Operations
Net investment income (loss) E	(.08)	(.10)	(.07)	(.07) H	(.15)	(.06)
Net realized and unrealized gain (loss)	1.73	5.90	2.84	(.14)	3.37	4.94
Total from investment operations	1.65	5.80	2.77	(.21)	3.22	4.88
Distributions from net investment income	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	-	-
Total distributions	-	-	-	-	-	-
Net asset value, end of period	$ 28.16	$ 26.51	$ 20.71	$ 17.94	$ 18.15	$ 14.93
Total Return B, C, D	6.22%	28.01%	15.44%	(1.16)%	21.57%	48.56%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.76%	1.73%	1.71%	1.63%	1.59%
Expenses net of fee waivers, if any	1.91% A	1.76%	1.73%	1.71%	1.63%	1.59%
Expenses net of all reductions	1.90% A	1.74%	1.73%	1.70%	1.61%	1.57%
Net investment income (loss)	(.61)% A	(.43)%	(.38)%	(.40)% H	(.90)%	(.51)%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 21	$ 22	$ 28	$ 75	$ 131
Portfolio turnover rate G	91% A	79% J	72%	198%	141%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.52	$ 20.73	$ 17.95	$ 18.15	$ 14.93	$ 10.05
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09)	(.06)	(.07) H	(.14)	(.06)
Net realized and unrealized gain (loss)	1.73	5.91	2.84	(.13)	3.36	4.94
Total from investment operations	1.66	5.82	2.78	(.20)	3.22	4.88
Distributions from net investment income	-	(.02)	-	-	-	-
Distributions from net realized gain	-	(.01)	-	-	-	-
Total distributions	-	(.03)	-	-	-	-
Net asset value, end of period	$ 28.18	$ 26.52	$ 20.73	$ 17.95	$ 18.15	$ 14.93
Total Return B, C, D	6.26%	28.09%	15.49%	(1.10)%	21.57%	48.56%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.69%	1.68%	1.66%	1.60%	1.58%
Expenses net of fee waivers, if any	1.82% A	1.69%	1.68%	1.66%	1.60%	1.58%
Expenses net of all reductions	1.81% A	1.67%	1.68%	1.65%	1.58%	1.55%
Net investment income (loss)	(.52)% A	(.36)%	(.33)%	(.35)% H	(.86)%	(.50)%
Supplemental Data
Net assets, end of period (in millions)	$ 172	$ 172	$ 141	$ 150	$ 189	$ 186
Portfolio turnover rate G	91% A	79% J	72%	198%	141%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Stock Selector Mid Cap Fund

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period G	$ 29.56	$ 23.14	$ 21.20
Income from Investment Operations
Net investment income (loss) D	.07	.17	.09
Net realized and unrealized gain (loss)	1.93	6.54	1.85
Total from investment operations	2.00	6.71	1.94
Distributions from net investment income	(.07)	(.25)	-
Distributions from net realized gain	-	(.04)	-
Total distributions	(.07)	(.29)	-
Net asset value, end of period	$ 31.49	$ 29.56	$ 23.14
Total Return B, C	6.78%	29.36%	9.15%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A	.71%	.59% A
Expenses net of fee waivers, if any	.83% A	.71%	.59% A
Expenses net of all reductions	.83% A	.69%	.58% A
Net investment income (loss)	.47% A	.62%	.86% A
Supplemental Data
Net assets, end of period (in millions)	$ 232	$ 225	$ 1
Portfolio turnover rateF	91% A	79% I	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 6, 2012 (commencement of sale of shares) to November 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.64	$ 23.14	$ 20.01	$ 20.02	$ 16.40	$ 10.92
Income from Investment Operations
Net investment income (loss) D	.08	.18	.15	.14G	.04	.08
Net realized and unrealized gain (loss)	1.92	6.56	3.15	(.15)	3.69	5.40
Total from investment operations	2.00	6.74	3.30	(.01)	3.73	5.48
Distributions from net investment income	(.08)	(.20)	(.17)	-	(.08) H	-
Distributions from net realized gain	-	(.04)	-	-	(.03) H	-
Total distributions	(.08)	(.24)	(.17)	-	(.11)	-
Net asset value, end of period	$ 31.56	$ 29.64	$ 23.14	$ 20.01	$ 20.02	$ 16.40
Total Return B, C	6.77%	29.44%	16.66%	(.05)%	22.86%	50.18%
Ratios to Average Net Assets E, I
Expenses before reductions	.80% A	.67%	.65%	.62%	.54%	.50%
Expenses net of fee waivers, if any	.80% A	.67%	.65%	.62%	.54%	.50%
Expenses net of all reductions	.80% A	.65%	.64%	.61%	.52%	.47%
Net investment income (loss)	.49% A	.66%	.71%	.69% G	.20%	.59%
Supplemental Data
Net assets, end of period (in millions)	$ 230	$ 214	$ 172	$ 234	$ 354	$ 319
Portfolio turnover rate F	91% A	79% J	72%	198%	141%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Stock Selector Mid Cap Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 317,652
Gross unrealized depreciation	(47,278)
Net unrealized appreciation (depreciation) on securities and other investments	$ 270,374
Tax cost	$ 1,940,058

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2015	$ (1,870)
2016	(389,648)
2017	(148,171)
Total capital loss carryforward	$ (539,689)

The Fund acquired $15,643 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $935 per year.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities - continued

transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(148) and a change in net unrealized appreciation (depreciation) of $59 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $962,959 and $1,091,844, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P MidCap 400® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 875	$ 67
Class T	.25%	.25%	2,029	19
Class B	.75%	.25%	97	73
Class C	.75%	.25%	869	26
			$ 3,870	$ 185

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21
Class T	11
Class B*	5
Class C*	2
$ 39

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 753.22
Class T	774.19
Class B	29.30
Class C	185.21
Fidelity Stock Selector Mid Cap Fund	259.23
Institutional Class	224.20
	$ 2,224

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $55. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $42 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 146	$ 3,606
Class T	-	2,972
Class C	-	121
Fidelity Stock Selector Mid Cap Fund	530	16
Institutional Class	576	1,457
Total	$ 1,252	$ 8,172
From net realized gain
Class A	$ -	$ 1,106
Class T	-	1,403
Class C	-	54
Fidelity Stock Selector Mid Cap Fund	-	3
Institutional Class	-	307
Total	$ -	$ 2,873

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	688	1,576	$ 20,297	$ 39,740
Issued in exchange for shares of Fidelity Advisor Growth Strategies Fund	-	483	-	11,196

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Issued in exchange for shares of Fidelity Mid Cap Growth Fund	-	410	$ -	$ 9,497
Reinvestment of distributions	5	196	134	4,309
Shares redeemed	(2,002)	(5,036)	(59,052)	(125,748)
Net increase (decrease)	(1,309)	(2,371)	$ (38,621)	$ (61,006)
Class T
Shares sold	1,108	2,840	$ 33,060	$ 71,906
Issued in exchange for shares of Fidelity Advisor Growth Strategies Fund	-	643	-	15,054
Issued in exchange for shares of Fidelity Mid Cap Growth Fund	-	182	-	4,267
Reinvestment of distributions	-	188	-	4,170
Shares redeemed	(3,293)	(9,076)	(97,938)	(228,859)
Net increase (decrease)	(2,185)	(5,223)	$ (64,878)	$ (133,462)
Class B
Shares sold	3	4	$ 73	$ 95
Issued in exchange for shares of Fidelity Advisor Growth Strategies Fund	-	75	-	1,640
Issued in exchange for shares of Fidelity Mid Cap Growth Fund	-	28	-	614
Shares redeemed	(149)	(363)	(4,080)	(8,472)
Net increase (decrease)	(146)	(256)	$ (4,007)	$ (6,123)
Class C
Shares sold	106	236	$ 2,913	$ 5,603
Issued in exchange for shares of Fidelity Advisor Growth Strategies Fund	-	209	-	4,553
Issued in exchange for shares of Fidelity Mid Cap Growth Fund	-	219	-	4,769
Reinvestment of distributions	-	7	-	152
Shares redeemed	(473)	(993)	(13,051)	(23,227)
Net increase (decrease)	(367)	(322)	$ (10,138)	$ (8,150)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Fidelity Stock Selector Mid Cap Fund
Shares sold	563	1,327	$ 17,344	$ 35,648
Issued in exchange for shares of Fidelity Mid Cap Growth Fund	-	8,810	-	212,139
Reinvestment of distributions	18	1	518	16
Shares redeemed	(801)	(2,600)	(24,466)	(67,266)
Net increase (decrease)	(220)	7,538	$ (6,604)	$ 180,537
Institutional Class
Shares sold	826	1,231	$ 25,335	$ 32,432
Issued in exchange for shares of Fidelity Advisor Growth Strategies Fund	-	20	-	479
Issued in exchange for shares of Fidelity Mid Cap Growth Fund	-	37	-	888
Reinvestment of distributions	17	68	502	1,564
Shares redeemed	(766)	(1,567)	(23,432)	(41,850)
Net increase (decrease)	77	(211)	$ 2,405	$ (6,487)

12. Merger Information.

On January 11, 2013, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor® Growth Strategies Fund and Fidelity Mid Cap Growth Fund ("Target Funds") pursuant to agreements and plans of reorganization approved by the Board of Trustees ("The Board") on June 12, 2012. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $32,922, including securities of $32,974 and unrealized appreciation of $2,113 for Fidelity Advisor Growth Strategies Fund; and net assets of $232,174, including securities of $233,755 and unrealized appreciation of $14,520 for Fidelity Mid Cap Growth Fund were combined with the Fund's net assets of $1,716,041 for total net assets after the acquisition of $1,981,137.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Merger Information - continued

Pro forma results of operations of the combined entity for the entire period ended November 30, 2013, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 6,032
Total net realized gain (loss)	288,183
Total change in net unrealized appreciation (depreciation)	219,225
Net increase (decrease) in net assets resulting from operations	$ 513,440

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since January 11, 2013.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

MCI-USAN-0714
1.786800.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor® Stock Selector

Mid Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	1.07%
Actual		$ 1,000.00	$ 1,066.50	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class T	1.29%
Actual		$ 1,000.00	$ 1,065.30	$ 6.64
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.91%
Actual		$ 1,000.00	$ 1,062.20	$ 9.82
HypotheticalA		$ 1,000.00	$ 1,015.41	$ 9.60
Class C	1.82%
Actual		$ 1,000.00	$ 1,062.60	$ 9.36
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Fidelity Stock Selector Mid Cap Fund	.83%
Actual		$ 1,000.00	$ 1,067.80	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,067.70	$ 4.12
HypotheticalA		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
J.B. Hunt Transport Services, Inc.	2.4	1.9
Roper Industries, Inc.	1.9	1.5
Capital One Financial Corp.	1.7	1.8
Hubbell, Inc. Class B	1.5	1.7
Verisk Analytics, Inc.	1.5	1.5
AMETEK, Inc.	1.4	1.7
Cimarex Energy Co.	1.2	0.9
Watsco, Inc.	1.2	0.9
Airgas, Inc.	1.1	1.1
Interactive Brokers Group, Inc.	1.1	1.2
	15.0
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.4	22.3
Industrials	16.6	16.8
Information Technology	15.1	15.6
Consumer Discretionary	12.2	13.9
Health Care	9.3	8.9
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks and Equity Futures 97.6%		Stocks and Equity Futures 98.6%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	7.2%	** Foreign investments	8.5%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.1%
Tenneco, Inc. (a)	31,400	$ 2,002
Hotels, Restaurants & Leisure - 0.3%
Texas Roadhouse, Inc. Class A	211,300	5,342
Household Durables - 2.8%
Jarden Corp. (a)	317,115	17,942
Libbey, Inc. (a)	269,118	7,253
NVR, Inc. (a)	17,400	19,377
Tupperware Brands Corp.	181,680	15,210
		59,782
Internet & Catalog Retail - 0.6%
HomeAway, Inc. (a)	80,600	2,482
Liberty Interactive Corp. Series A (a)	348,310	10,146
		12,628
Leisure Products - 0.8%
Brunswick Corp.	278,800	12,016
Smith & Wesson Holding Corp. (a)	304,600	4,837
		16,853
Media - 0.8%
The Madison Square Garden Co. Class A (a)	307,100	16,844
Multiline Retail - 1.3%
Dollar General Corp. (a)	227,840	12,253
Dollar Tree, Inc. (a)	313,878	16,645
		28,898
Specialty Retail - 4.4%
Abercrombie & Fitch Co. Class A	123,582	4,697
Cabela's, Inc. Class A (a)(d)	231,000	14,144
Foot Locker, Inc.	456,000	21,970
PetSmart, Inc.	53,660	3,084
Ross Stores, Inc.	223,010	15,265
Sally Beauty Holdings, Inc. (a)	450,620	11,545
Sportsman's Warehouse Holdings, Inc.	891,763	8,231
Williams-Sonoma, Inc.	249,460	16,694
		95,630
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	92,000	$ 12,110
Ralph Lauren Corp.	78,100	11,987
		24,097
TOTAL CONSUMER DISCRETIONARY		262,076
CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Monster Beverage Corp. (a)	44,884	3,114
Food & Staples Retailing - 0.8%
United Natural Foods, Inc. (a)	125,145	8,436
Whole Foods Market, Inc.	215,442	8,239
		16,675
Food Products - 2.3%
Hillshire Brands Co.	166,400	8,866
Mead Johnson Nutrition Co. Class A	77,900	6,970
The Hain Celestial Group, Inc. (a)	96,700	8,773
The Hershey Co.	63,900	6,220
TreeHouse Foods, Inc. (a)	84,580	6,339
WhiteWave Foods Co. (a)	398,400	12,546
		49,714
TOTAL CONSUMER STAPLES		69,503
ENERGY - 6.5%
Energy Equipment & Services - 1.9%
Dresser-Rand Group, Inc. (a)	94,400	5,777
Dril-Quip, Inc. (a)	129,000	13,186
Helmerich & Payne, Inc.	123,980	13,632
Rowan Companies PLC	250,610	7,759
		40,354
Oil, Gas & Consumable Fuels - 4.6%
Cheniere Energy, Inc. (a)	75,400	5,135
Cimarex Energy Co.	195,400	25,232
Energen Corp.	186,800	15,949
Genesis Energy LP	134,800	7,684
HollyFrontier Corp.	95,070	4,682
SM Energy Co.	191,246	14,498
Stone Energy Corp. (a)	183,000	8,123
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Corp.	74,700	$ 8,588
Whiting Petroleum Corp. (a)	133,100	9,563
		99,454
TOTAL ENERGY		139,808
FINANCIALS - 22.4%
Banks - 2.8%
City National Corp.	156,410	11,119
Erste Group Bank AG	51,774	1,799
Huntington Bancshares, Inc.	2,189,478	20,296
Prosperity Bancshares, Inc.	285,600	16,602
Synovus Financial Corp.	334,227	7,707
The Jammu & Kashmir Bank Ltd.	120,000	3,037
		60,560
Capital Markets - 3.9%
ABG Sundal Collier ASA (a)	3,100,000	2,920
KKR & Co. LP	670,164	15,233
Lazard Ltd. Class A	247,900	12,519
MLP AG	1,566,600	10,848
Moelis & Co. Class A	119,300	3,753
Oaktree Capital Group LLC Class A	162,900	8,142
Och-Ziff Capital Management Group LLC Class A	535,800	7,121
Raymond James Financial, Inc.	329,700	15,957
Virtus Investment Partners, Inc.	13,500	2,491
Vontobel Holdings AG	150,000	5,536
		84,520
Consumer Finance - 4.0%
ACOM Co. Ltd. (a)(d)	3,590,200	13,814
Capital One Financial Corp.	458,300	36,155
Cash America International, Inc.	239,527	11,380
Navient Corp.	542,316	8,569
SLM Corp.	792,316	6,822
Springleaf Holdings, Inc.	421,600	9,895
		86,635
Diversified Financial Services - 1.1%
Interactive Brokers Group, Inc.	1,011,767	23,291
Insurance - 2.1%
Arthur J. Gallagher & Co.	243,200	11,146
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Direct Line Insurance Group PLC	4,189,691	$ 17,789
Fairfax Financial Holdings Ltd. (sub. vtg.)	29,800	13,420
St. James's Place Capital PLC	237,200	3,111
		45,466
Real Estate Investment Trusts - 7.6%
Acadia Realty Trust (SBI)	149,500	4,125
Alexandria Real Estate Equities, Inc.	150,775	11,472
Ashford Hospitality Prime, Inc.	47,600	776
Corrections Corp. of America	132,300	4,304
Cousins Properties, Inc.	283,600	3,403
Essex Property Trust, Inc.	37,764	6,834
Federal Realty Investment Trust (SBI)	132,800	15,872
FelCor Lodging Trust, Inc.	347,000	3,414
Kilroy Realty Corp.	59,675	3,615
Liberty Property Trust (SBI)	316,900	12,267
Mid-America Apartment Communities, Inc.	197,700	14,304
National Retail Properties, Inc. (d)	428,569	14,991
Piedmont Office Realty Trust, Inc. Class A	322,500	6,005
Post Properties, Inc.	154,900	7,923
Redwood Trust, Inc. (d)	240,900	4,695
Senior Housing Properties Trust (SBI)	454,000	10,887
SL Green Realty Corp.	125,465	13,737
Sovran Self Storage, Inc.	83,039	6,377
Taubman Centers, Inc.	119,200	8,928
Weyerhaeuser Co.	269,414	8,465
		162,394
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	18,000	682
Altisource Portfolio Solutions SA (a)	41,910	4,619
CBRE Group, Inc. (a)	207,932	6,205
		11,506
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (a)	215,963	7,574
TOTAL FINANCIALS		481,946
HEALTH CARE - 9.3%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	58,000	9,647
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc.	200,000	$ 13,320
Grifols SA ADR	200,000	8,324
		31,291
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (a)	1,450,000	18,604
Edwards Lifesciences Corp. (a)	95,000	7,714
Intuitive Surgical, Inc. (a)	15,000	5,546
Masimo Corp. (a)	380,000	9,363
The Cooper Companies, Inc.	145,000	18,708
		59,935
Health Care Providers & Services - 1.3%
HCA Holdings, Inc. (a)	128,000	6,783
Humana, Inc.	63,000	7,841
MEDNAX, Inc. (a)	220,000	12,679
		27,303
Health Care Technology - 0.5%
Cerner Corp. (a)	196,000	10,594
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	200,000	11,388
Illumina, Inc. (a)	63,000	9,970
		21,358
Pharmaceuticals - 2.3%
Actavis PLC (a)	70,000	14,808
Perrigo Co. PLC	58,000	8,016
Salix Pharmaceuticals Ltd. (a)	170,000	19,394
The Medicines Company (a)	272,000	7,589
		49,807
TOTAL HEALTH CARE		200,288
INDUSTRIALS - 16.6%
Aerospace & Defense - 2.0%
Meggitt PLC	2,826,204	22,952
TransDigm Group, Inc.	113,410	21,402
		44,354
Building Products - 0.5%
A.O. Smith Corp.	228,247	11,271
Construction & Engineering - 0.6%
MasTec, Inc. (a)	389,100	14,008
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 3.0%
Acuity Brands, Inc.	18,736	$ 2,352
AMETEK, Inc.	581,490	30,865
Hubbell, Inc. Class B	270,740	31,677
		64,894
Industrial Conglomerates - 1.9%
Roper Industries, Inc.	286,320	40,566
Machinery - 2.7%
Cummins, Inc.	141,800	21,685
Manitowoc Co., Inc.	643,996	17,420
Valmont Industries, Inc.	118,900	18,424
WABCO Holdings, Inc. (a)	18	2
		57,531
Professional Services - 1.5%
Verisk Analytics, Inc. (a)	532,000	31,489
Road & Rail - 2.4%
J.B. Hunt Transport Services, Inc.	660,540	51,295
Trading Companies & Distributors - 2.0%
W.W. Grainger, Inc.	67,500	17,440
Watsco, Inc.	247,700	24,926
		42,366
TOTAL INDUSTRIALS		357,774
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 0.9%
Aruba Networks, Inc. (a)	196,800	3,644
Riverbed Technology, Inc. (a)	755,550	15,353
		18,997
Electronic Equipment & Components - 1.1%
Trimble Navigation Ltd. (a)	630,200	22,731
Internet Software & Services - 2.4%
Equinix, Inc. (a)(d)	93,900	18,663
LinkedIn Corp. (a)	16,500	2,641
Rackspace Hosting, Inc. (a)	398,400	14,538
Trulia, Inc. (a)	69,100	2,671
Velti PLC (a)(f)	215,084	4
Yahoo!, Inc. (a)	271,600	9,411
Yelp, Inc. (a)	43,000	2,844
		50,772
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.2%
Acxiom Corp. (a)	297,946	$ 6,772
Alliance Data Systems Corp. (a)	41,000	10,498
Virtusa Corp. (a)	283,800	9,709
		26,979
Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	99,900	3,310
Cree, Inc. (a)	290,000	13,955
NXP Semiconductors NV (a)	54,200	3,366
RF Micro Devices, Inc. (a)	936,000	8,808
Semtech Corp. (a)	309,100	8,018
		37,457
Software - 6.2%
ANSYS, Inc. (a)	256,900	18,869
Autodesk, Inc. (a)	193,500	10,134
Citrix Systems, Inc. (a)	80,995	5,019
CommVault Systems, Inc. (a)	215,654	10,550
Fair Isaac Corp.	136,700	8,052
Imperva, Inc. (a)	96,650	2,018
MICROS Systems, Inc. (a)	291,200	15,556
Nuance Communications, Inc. (a)(d)	643,434	10,414
Parametric Technology Corp. (a)	438,700	16,144
Rovi Corp. (a)	417,400	10,089
SolarWinds, Inc. (a)	222,180	8,685
Synopsys, Inc. (a)	466,000	17,936
		133,466
Technology Hardware, Storage & Peripherals - 1.6%
Cray, Inc. (a)	247,800	6,948
EMC Corp.	381,600	10,135
NCR Corp. (a)	548,800	17,924
		35,007
TOTAL INFORMATION TECHNOLOGY		325,409
MATERIALS - 7.7%
Chemicals - 4.6%
Airgas, Inc.	230,004	24,454
FMC Corp.	231,540	17,727
International Flavors & Fragrances, Inc.	38,600	3,831
RPM International, Inc.	327,800	14,118
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Sherwin-Williams Co.	61,631	$ 12,610
Sigma Aldrich Corp.	39,200	3,862
W.R. Grace & Co. (a)	244,997	22,559
		99,161
Containers & Packaging - 1.6%
Aptargroup, Inc.	201,956	13,448
Rock-Tenn Co. Class A	201,000	20,307
		33,755
Metals & Mining - 1.5%
Carpenter Technology Corp.	171,600	10,723
Reliance Steel & Aluminum Co.	309,085	22,239
		32,962
TOTAL MATERIALS		165,878
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	19,310	1,960
T-Mobile U.S., Inc. (a)	59,300	2,036
Telephone & Data Systems, Inc.	210,600	5,836
		9,832
UTILITIES - 4.1%
Electric Utilities - 2.0%
Hawaiian Electric Industries, Inc. (d)	222,700	5,356
OGE Energy Corp.	587,900	21,594
PNM Resources, Inc.	269,038	7,657
Portland General Electric Co.	229,900	7,603
UIL Holdings Corp.	28,200	1,043
		43,253
Gas Utilities - 0.3%
National Fuel Gas Co.	102,800	7,710
Independent Power Producers & Energy Traders - 0.8%
Black Hills Corp.	164,000	9,458
Dynegy, Inc. (a)	210,400	7,090
		16,548
Multi-Utilities - 0.7%
MDU Resources Group, Inc.	479,575	16,248
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.3%
American Water Works Co., Inc.	114,720	$ 5,577
TOTAL UTILITIES		89,336
TOTAL COMMON STOCKS (Cost $1,830,080)		2,101,850
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 6/19/14 (e) (Cost $1,140)	$ 1,140	1,140
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	52,239,735	52,240
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	55,202,374	55,202
TOTAL MONEY MARKET FUNDS (Cost $107,442)		107,442
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,938,662)		2,210,432
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(56,356)
NET ASSETS - 100%		$ 2,154,076
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
7 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2014	$ 964	$ 13

The face value of futures purchased as a percentage of net assets is 0%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $402,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$ 323
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	55
Total	$ 77
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 262,076	$ 262,076	$ -	$ -
Consumer Staples	69,503	69,503	-	-
Energy	139,808	139,808	-	-
Financials	481,946	468,132	13,814	-
Health Care	200,288	200,288	-	-
Industrials	357,774	357,774	-	-
Information Technology	325,409	325,405	4	-
Materials	165,878	165,878	-	-
Telecommunication Services	9,832	9,832	-	-
Utilities	89,336	89,336	-	-
U.S. Government and Government Agency Obligations	1,140	-	1,140	-
Money Market Funds	107,442	107,442	-	-
Total Investments in Securities:	$ 2,210,432	$ 2,195,474	$ 14,958	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 13	$ 13	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 13	$ -
Total Value of Derivatives	$ 13	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $53,825) - See accompanying schedule: Unaffiliated issuers (cost $1,831,220)	$ 2,102,990
Fidelity Central Funds (cost $107,442)	107,442
Total Investments (cost $1,938,662)		$ 2,210,432
Cash		52
Receivable for investments sold		40,897
Receivable for fund shares sold		843
Dividends receivable		1,202
Distributions receivable from Fidelity Central Funds		14
Prepaid expenses		1
Other receivables		22
Total assets		2,253,463

Liabilities
Payable for investments purchased	$ 39,114
Payable for fund shares redeemed	2,970
Accrued management fee	995
Distribution and service plan fees payable	634
Payable for daily variation margin for derivative instruments	8
Other affiliated payables	425
Other payables and accrued expenses	39
Collateral on securities loaned, at value	55,202
Total liabilities		99,387

Net Assets		$ 2,154,076
Net Assets consist of:
Paid in capital		$ 2,254,340
Distributions in excess of net investment income		(2,469)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(369,583)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		271,788
Net Assets		$ 2,154,076

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($697,837 ÷ 23,066.6 shares)	$ 30.25

Maximum offering price per share (100/94.25 of $30.25)	$ 32.10
Class T: Net Asset Value and redemption price per share ($803,309 ÷ 26,340.4 shares)	$ 30.50

Maximum offering price per share (100/96.50 of $30.50)	$ 31.61
Class B: Net Asset Value and offering price per share ($17,944 ÷ 637.3 shares)A	$ 28.16

Class C: Net Asset Value and offering price per share ($172,397 ÷ 6,118.1 shares)A	$ 28.18

Fidelity Stock Selector Mid Cap Fund: Net Asset Value, offering price and redemption price per share ($232,480 ÷ 7,382.8 shares)	$ 31.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($230,109 ÷ 7,290.1 shares)	$ 31.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 13,866
Income from Fidelity Central Funds		77
Total income		13,943

Expenses
Management fee Basic fee	$ 5,939
Performance adjustment	75
Transfer agent fees	2,224
Distribution and service plan fees	3,870
Accounting and security lending fees	330
Custodian fees and expenses	31
Independent trustees' compensation	5
Registration fees	69
Audit	44
Legal	9
Miscellaneous	5
Total expenses before reductions	12,601
Expense reductions	(44)	12,557
Net investment income (loss)		1,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	169,510
Foreign currency transactions	9
Futures contracts	(148)
Total net realized gain (loss)		169,371
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,343)
Assets and liabilities in foreign currencies	(5)
Futures contracts	59
Total change in net unrealized appreciation (depreciation)		(33,289)
Net gain (loss)		136,082
Net increase (decrease) in net assets resulting from operations		$ 137,468

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,386	$ 5,714
Net realized gain (loss)	169,371	287,217
Change in net unrealized appreciation (depreciation)	(33,289)	209,089
Net increase (decrease) in net assets resulting from operations	137,468	502,020
Distributions to shareholders from net investment income	(1,252)	(8,172)
Distributions to shareholders from net realized gain	-	(2,873)
Total distributions	(1,252)	(11,045)
Share transactions - net increase (decrease)	(121,843)	(34,691)
Total increase (decrease) in net assets	14,373	456,284

Net Assets
Beginning of period	2,139,703	1,683,419
End of period (including distributions in excess of net investment income of $2,469 and distributions in excess of net investment income of $2,603, respectively)	$ 2,154,076	$ 2,139,703

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 28.37	$ 22.16	$ 19.15	$ 19.22	$ 15.75	$ 10.52
Income from Investment Operations
Net investment income (loss) E	.03	.10	.09	.08H	(.02)	.03
Net realized and unrealized gain (loss)	1.86	6.29	3.02	(.15)	3.55	5.20
Total from investment operations	1.89	6.39	3.11	(.07)	3.53	5.23
Distributions from net investment income	(.01)	(.14)	(.10)	-	(.03) I	-
Distributions from net realized gain	-	(.04)	-	-	(.03) I	-
Total distributions	(.01)	(.18)	(.10)	-	(.06)	-
Net asset value, end of period	$ 30.25	$ 28.37	$ 22.16	$ 19.15	$ 19.22	$ 15.75
Total Return B, C, D	6.65%	29.07%	16.32%	(.36)%	22.48%	49.71%
Ratios to Average Net Assets F, J
Expenses before reductions	1.07% A	.95%	.94%	.92%	.86%	.83%
Expenses net of fee waivers, if any	1.07% A	.95%	.94%	.92%	.86%	.83%
Expenses net of all reductions	1.06% A	.92%	.94%	.91%	.84%	.81%
Net investment income (loss)	.23% A	.39%	.41%	.39% H	(.12)%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 698	$ 692	$ 593	$ 644	$ 945	$ 906
Portfolio turnover rate G	91% A	79% K	72%	198%	141%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 28.63	$ 22.36	$ 19.30	$ 19.41	$ 15.89	$ 10.64
Income from Investment Operations
Net investment income (loss) E	- L	.04	.05	.04H	(.05)	.01
Net realized and unrealized gain (loss)	1.87	6.36	3.05	(.15)	3.59	5.24
Total from investment operations	1.87	6.40	3.10	(.11)	3.54	5.25
Distributions from net investment income	-	(.09)	(.04)	-	-	-
Distributions from net realized gain	-	(.04)	-	-	(.02) I	-
Total distributions	-	(.13)	(.04)	-	(.02)	-
Net asset value, end of period	$ 30.50	$ 28.63	$ 22.36	$ 19.30	$ 19.41	$ 15.89
Total Return B, C, D	6.53%	28.80%	16.12%	(.57)%	22.31%	49.34%
Ratios to Average Net Assets F, J
Expenses before reductions	1.29% A	1.16%	1.14%	1.11%	1.03%	1.02%
Expenses net of fee waivers, if any	1.29% A	1.16%	1.14%	1.11%	1.03%	1.02%
Expenses net of all reductions	1.29% A	1.13%	1.13%	1.10%	1.01%	.99%
Net investment income (loss)	-% A,M	.17%	.22%	.20% H	(.30)%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 803	$ 817	$ 755	$ 871	$ 1,282	$ 1,520
Portfolio turnover rate G	91% A	79% K	72%	198%	141%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01per share.

M Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.51	$ 20.71	$ 17.94	$ 18.15	$ 14.93	$ 10.05
Income from Investment Operations
Net investment income (loss) E	(.08)	(.10)	(.07)	(.07) H	(.15)	(.06)
Net realized and unrealized gain (loss)	1.73	5.90	2.84	(.14)	3.37	4.94
Total from investment operations	1.65	5.80	2.77	(.21)	3.22	4.88
Distributions from net investment income	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	-	-
Total distributions	-	-	-	-	-	-
Net asset value, end of period	$ 28.16	$ 26.51	$ 20.71	$ 17.94	$ 18.15	$ 14.93
Total Return B, C, D	6.22%	28.01%	15.44%	(1.16)%	21.57%	48.56%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.76%	1.73%	1.71%	1.63%	1.59%
Expenses net of fee waivers, if any	1.91% A	1.76%	1.73%	1.71%	1.63%	1.59%
Expenses net of all reductions	1.90% A	1.74%	1.73%	1.70%	1.61%	1.57%
Net investment income (loss)	(.61)% A	(.43)%	(.38)%	(.40)% H	(.90)%	(.51)%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 21	$ 22	$ 28	$ 75	$ 131
Portfolio turnover rate G	91% A	79% J	72%	198%	141%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.52	$ 20.73	$ 17.95	$ 18.15	$ 14.93	$ 10.05
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09)	(.06)	(.07) H	(.14)	(.06)
Net realized and unrealized gain (loss)	1.73	5.91	2.84	(.13)	3.36	4.94
Total from investment operations	1.66	5.82	2.78	(.20)	3.22	4.88
Distributions from net investment income	-	(.02)	-	-	-	-
Distributions from net realized gain	-	(.01)	-	-	-	-
Total distributions	-	(.03)	-	-	-	-
Net asset value, end of period	$ 28.18	$ 26.52	$ 20.73	$ 17.95	$ 18.15	$ 14.93
Total Return B, C, D	6.26%	28.09%	15.49%	(1.10)%	21.57%	48.56%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.69%	1.68%	1.66%	1.60%	1.58%
Expenses net of fee waivers, if any	1.82% A	1.69%	1.68%	1.66%	1.60%	1.58%
Expenses net of all reductions	1.81% A	1.67%	1.68%	1.65%	1.58%	1.55%
Net investment income (loss)	(.52)% A	(.36)%	(.33)%	(.35)% H	(.86)%	(.50)%
Supplemental Data
Net assets, end of period (in millions)	$ 172	$ 172	$ 141	$ 150	$ 189	$ 186
Portfolio turnover rate G	91% A	79% J	72%	198%	141%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Stock Selector Mid Cap Fund

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period G	$ 29.56	$ 23.14	$ 21.20
Income from Investment Operations
Net investment income (loss) D	.07	.17	.09
Net realized and unrealized gain (loss)	1.93	6.54	1.85
Total from investment operations	2.00	6.71	1.94
Distributions from net investment income	(.07)	(.25)	-
Distributions from net realized gain	-	(.04)	-
Total distributions	(.07)	(.29)	-
Net asset value, end of period	$ 31.49	$ 29.56	$ 23.14
Total Return B, C	6.78%	29.36%	9.15%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A	.71%	.59% A
Expenses net of fee waivers, if any	.83% A	.71%	.59% A
Expenses net of all reductions	.83% A	.69%	.58% A
Net investment income (loss)	.47% A	.62%	.86% A
Supplemental Data
Net assets, end of period (in millions)	$ 232	$ 225	$ 1
Portfolio turnover rateF	91% A	79% I	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 6, 2012 (commencement of sale of shares) to November 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.64	$ 23.14	$ 20.01	$ 20.02	$ 16.40	$ 10.92
Income from Investment Operations
Net investment income (loss) D	.08	.18	.15	.14G	.04	.08
Net realized and unrealized gain (loss)	1.92	6.56	3.15	(.15)	3.69	5.40
Total from investment operations	2.00	6.74	3.30	(.01)	3.73	5.48
Distributions from net investment income	(.08)	(.20)	(.17)	-	(.08) H	-
Distributions from net realized gain	-	(.04)	-	-	(.03) H	-
Total distributions	(.08)	(.24)	(.17)	-	(.11)	-
Net asset value, end of period	$ 31.56	$ 29.64	$ 23.14	$ 20.01	$ 20.02	$ 16.40
Total Return B, C	6.77%	29.44%	16.66%	(.05)%	22.86%	50.18%
Ratios to Average Net Assets E, I
Expenses before reductions	.80% A	.67%	.65%	.62%	.54%	.50%
Expenses net of fee waivers, if any	.80% A	.67%	.65%	.62%	.54%	.50%
Expenses net of all reductions	.80% A	.65%	.64%	.61%	.52%	.47%
Net investment income (loss)	.49% A	.66%	.71%	.69% G	.20%	.59%
Supplemental Data
Net assets, end of period (in millions)	$ 230	$ 214	$ 172	$ 234	$ 354	$ 319
Portfolio turnover rate F	91% A	79% J	72%	198%	141%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Stock Selector Mid Cap Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 317,652
Gross unrealized depreciation	(47,278)
Net unrealized appreciation (depreciation) on securities and other investments	$ 270,374
Tax cost	$ 1,940,058

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2015	$ (1,870)
2016	(389,648)
2017	(148,171)
Total capital loss carryforward	$ (539,689)

The Fund acquired $15,643 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $935 per year.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities - continued

transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(148) and a change in net unrealized appreciation (depreciation) of $59 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $962,959 and $1,091,844, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P MidCap 400® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 875	$ 67
Class T	.25%	.25%	2,029	19
Class B	.75%	.25%	97	73
Class C	.75%	.25%	869	26
			$ 3,870	$ 185

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21
Class T	11
Class B*	5
Class C*	2
$ 39

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 753.22
Class T	774.19
Class B	29.30
Class C	185.21
Fidelity Stock Selector Mid Cap Fund	259.23
Institutional Class	224.20
	$ 2,224

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $55. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $42 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 146	$ 3,606
Class T	-	2,972
Class C	-	121
Fidelity Stock Selector Mid Cap Fund	530	16
Institutional Class	576	1,457
Total	$ 1,252	$ 8,172
From net realized gain
Class A	$ -	$ 1,106
Class T	-	1,403
Class C	-	54
Fidelity Stock Selector Mid Cap Fund	-	3
Institutional Class	-	307
Total	$ -	$ 2,873

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	688	1,576	$ 20,297	$ 39,740
Issued in exchange for shares of Fidelity Advisor Growth Strategies Fund	-	483	-	11,196

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Issued in exchange for shares of Fidelity Mid Cap Growth Fund	-	410	$ -	$ 9,497
Reinvestment of distributions	5	196	134	4,309
Shares redeemed	(2,002)	(5,036)	(59,052)	(125,748)
Net increase (decrease)	(1,309)	(2,371)	$ (38,621)	$ (61,006)
Class T
Shares sold	1,108	2,840	$ 33,060	$ 71,906
Issued in exchange for shares of Fidelity Advisor Growth Strategies Fund	-	643	-	15,054
Issued in exchange for shares of Fidelity Mid Cap Growth Fund	-	182	-	4,267
Reinvestment of distributions	-	188	-	4,170
Shares redeemed	(3,293)	(9,076)	(97,938)	(228,859)
Net increase (decrease)	(2,185)	(5,223)	$ (64,878)	$ (133,462)
Class B
Shares sold	3	4	$ 73	$ 95
Issued in exchange for shares of Fidelity Advisor Growth Strategies Fund	-	75	-	1,640
Issued in exchange for shares of Fidelity Mid Cap Growth Fund	-	28	-	614
Shares redeemed	(149)	(363)	(4,080)	(8,472)
Net increase (decrease)	(146)	(256)	$ (4,007)	$ (6,123)
Class C
Shares sold	106	236	$ 2,913	$ 5,603
Issued in exchange for shares of Fidelity Advisor Growth Strategies Fund	-	209	-	4,553
Issued in exchange for shares of Fidelity Mid Cap Growth Fund	-	219	-	4,769
Reinvestment of distributions	-	7	-	152
Shares redeemed	(473)	(993)	(13,051)	(23,227)
Net increase (decrease)	(367)	(322)	$ (10,138)	$ (8,150)

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Fidelity Stock Selector Mid Cap Fund
Shares sold	563	1,327	$ 17,344	$ 35,648
Issued in exchange for shares of Fidelity Mid Cap Growth Fund	-	8,810	-	212,139
Reinvestment of distributions	18	1	518	16
Shares redeemed	(801)	(2,600)	(24,466)	(67,266)
Net increase (decrease)	(220)	7,538	$ (6,604)	$ 180,537
Institutional Class
Shares sold	826	1,231	$ 25,335	$ 32,432
Issued in exchange for shares of Fidelity Advisor Growth Strategies Fund	-	20	-	479
Issued in exchange for shares of Fidelity Mid Cap Growth Fund	-	37	-	888
Reinvestment of distributions	17	68	502	1,564
Shares redeemed	(766)	(1,567)	(23,432)	(41,850)
Net increase (decrease)	77	(211)	$ 2,405	$ (6,487)

12. Merger Information.

On January 11, 2013, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor® Growth Strategies Fund and Fidelity Mid Cap Growth Fund ("Target Funds") pursuant to agreements and plans of reorganization approved by the Board of Trustees ("The Board") on June 12, 2012. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $32,922, including securities of $32,974 and unrealized appreciation of $2,113 for Fidelity Advisor Growth Strategies Fund; and net assets of $232,174, including securities of $233,755 and unrealized appreciation of $14,520 for Fidelity Mid Cap Growth Fund were combined with the Fund's net assets of $1,716,041 for total net assets after the acquisition of $1,981,137.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Merger Information - continued

Pro forma results of operations of the combined entity for the entire period ended November 30, 2013, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 6,032
Total net realized gain (loss)	288,183
Total change in net unrealized appreciation (depreciation)	219,225
Net increase (decrease) in net assets resulting from operations	$ 513,440

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since January 11, 2013.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

MC-USAN-0714
1.786799.111

Semiannual Report

(Fidelity Investment logo)(registered trademark)
Fidelity® Stock Selector

Mid Cap

Fund

(A class of Fidelity Advisor® Stock Selector Mid Cap Fund)

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	1.07%
Actual		$ 1,000.00	$ 1,066.50	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class T	1.29%
Actual		$ 1,000.00	$ 1,065.30	$ 6.64
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.91%
Actual		$ 1,000.00	$ 1,062.20	$ 9.82
HypotheticalA		$ 1,000.00	$ 1,015.41	$ 9.60
Class C	1.82%
Actual		$ 1,000.00	$ 1,062.60	$ 9.36
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Fidelity Stock Selector Mid Cap Fund	.83%
Actual		$ 1,000.00	$ 1,067.80	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,067.70	$ 4.12
HypotheticalA		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
J.B. Hunt Transport Services, Inc.	2.4	1.9
Roper Industries, Inc.	1.9	1.5
Capital One Financial Corp.	1.7	1.8
Hubbell, Inc. Class B	1.5	1.7
Verisk Analytics, Inc.	1.5	1.5
AMETEK, Inc.	1.4	1.7
Cimarex Energy Co.	1.2	0.9
Watsco, Inc.	1.2	0.9
Airgas, Inc.	1.1	1.1
Interactive Brokers Group, Inc.	1.1	1.2
	15.0
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.4	22.3
Industrials	16.6	16.8
Information Technology	15.1	15.6
Consumer Discretionary	12.2	13.9
Health Care	9.3	8.9
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks and Equity Futures 97.6%		Stocks and Equity Futures 98.6%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	7.2%	** Foreign investments	8.5%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.1%
Tenneco, Inc. (a)	31,400	$ 2,002
Hotels, Restaurants & Leisure - 0.3%
Texas Roadhouse, Inc. Class A	211,300	5,342
Household Durables - 2.8%
Jarden Corp. (a)	317,115	17,942
Libbey, Inc. (a)	269,118	7,253
NVR, Inc. (a)	17,400	19,377
Tupperware Brands Corp.	181,680	15,210
		59,782
Internet & Catalog Retail - 0.6%
HomeAway, Inc. (a)	80,600	2,482
Liberty Interactive Corp. Series A (a)	348,310	10,146
		12,628
Leisure Products - 0.8%
Brunswick Corp.	278,800	12,016
Smith & Wesson Holding Corp. (a)	304,600	4,837
		16,853
Media - 0.8%
The Madison Square Garden Co. Class A (a)	307,100	16,844
Multiline Retail - 1.3%
Dollar General Corp. (a)	227,840	12,253
Dollar Tree, Inc. (a)	313,878	16,645
		28,898
Specialty Retail - 4.4%
Abercrombie & Fitch Co. Class A	123,582	4,697
Cabela's, Inc. Class A (a)(d)	231,000	14,144
Foot Locker, Inc.	456,000	21,970
PetSmart, Inc.	53,660	3,084
Ross Stores, Inc.	223,010	15,265
Sally Beauty Holdings, Inc. (a)	450,620	11,545
Sportsman's Warehouse Holdings, Inc.	891,763	8,231
Williams-Sonoma, Inc.	249,460	16,694
		95,630
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	92,000	$ 12,110
Ralph Lauren Corp.	78,100	11,987
		24,097
TOTAL CONSUMER DISCRETIONARY		262,076
CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Monster Beverage Corp. (a)	44,884	3,114
Food & Staples Retailing - 0.8%
United Natural Foods, Inc. (a)	125,145	8,436
Whole Foods Market, Inc.	215,442	8,239
		16,675
Food Products - 2.3%
Hillshire Brands Co.	166,400	8,866
Mead Johnson Nutrition Co. Class A	77,900	6,970
The Hain Celestial Group, Inc. (a)	96,700	8,773
The Hershey Co.	63,900	6,220
TreeHouse Foods, Inc. (a)	84,580	6,339
WhiteWave Foods Co. (a)	398,400	12,546
		49,714
TOTAL CONSUMER STAPLES		69,503
ENERGY - 6.5%
Energy Equipment & Services - 1.9%
Dresser-Rand Group, Inc. (a)	94,400	5,777
Dril-Quip, Inc. (a)	129,000	13,186
Helmerich & Payne, Inc.	123,980	13,632
Rowan Companies PLC	250,610	7,759
		40,354
Oil, Gas & Consumable Fuels - 4.6%
Cheniere Energy, Inc. (a)	75,400	5,135
Cimarex Energy Co.	195,400	25,232
Energen Corp.	186,800	15,949
Genesis Energy LP	134,800	7,684
HollyFrontier Corp.	95,070	4,682
SM Energy Co.	191,246	14,498
Stone Energy Corp. (a)	183,000	8,123
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Corp.	74,700	$ 8,588
Whiting Petroleum Corp. (a)	133,100	9,563
		99,454
TOTAL ENERGY		139,808
FINANCIALS - 22.4%
Banks - 2.8%
City National Corp.	156,410	11,119
Erste Group Bank AG	51,774	1,799
Huntington Bancshares, Inc.	2,189,478	20,296
Prosperity Bancshares, Inc.	285,600	16,602
Synovus Financial Corp.	334,227	7,707
The Jammu & Kashmir Bank Ltd.	120,000	3,037
		60,560
Capital Markets - 3.9%
ABG Sundal Collier ASA (a)	3,100,000	2,920
KKR & Co. LP	670,164	15,233
Lazard Ltd. Class A	247,900	12,519
MLP AG	1,566,600	10,848
Moelis & Co. Class A	119,300	3,753
Oaktree Capital Group LLC Class A	162,900	8,142
Och-Ziff Capital Management Group LLC Class A	535,800	7,121
Raymond James Financial, Inc.	329,700	15,957
Virtus Investment Partners, Inc.	13,500	2,491
Vontobel Holdings AG	150,000	5,536
		84,520
Consumer Finance - 4.0%
ACOM Co. Ltd. (a)(d)	3,590,200	13,814
Capital One Financial Corp.	458,300	36,155
Cash America International, Inc.	239,527	11,380
Navient Corp.	542,316	8,569
SLM Corp.	792,316	6,822
Springleaf Holdings, Inc.	421,600	9,895
		86,635
Diversified Financial Services - 1.1%
Interactive Brokers Group, Inc.	1,011,767	23,291
Insurance - 2.1%
Arthur J. Gallagher & Co.	243,200	11,146
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Direct Line Insurance Group PLC	4,189,691	$ 17,789
Fairfax Financial Holdings Ltd. (sub. vtg.)	29,800	13,420
St. James's Place Capital PLC	237,200	3,111
		45,466
Real Estate Investment Trusts - 7.6%
Acadia Realty Trust (SBI)	149,500	4,125
Alexandria Real Estate Equities, Inc.	150,775	11,472
Ashford Hospitality Prime, Inc.	47,600	776
Corrections Corp. of America	132,300	4,304
Cousins Properties, Inc.	283,600	3,403
Essex Property Trust, Inc.	37,764	6,834
Federal Realty Investment Trust (SBI)	132,800	15,872
FelCor Lodging Trust, Inc.	347,000	3,414
Kilroy Realty Corp.	59,675	3,615
Liberty Property Trust (SBI)	316,900	12,267
Mid-America Apartment Communities, Inc.	197,700	14,304
National Retail Properties, Inc. (d)	428,569	14,991
Piedmont Office Realty Trust, Inc. Class A	322,500	6,005
Post Properties, Inc.	154,900	7,923
Redwood Trust, Inc. (d)	240,900	4,695
Senior Housing Properties Trust (SBI)	454,000	10,887
SL Green Realty Corp.	125,465	13,737
Sovran Self Storage, Inc.	83,039	6,377
Taubman Centers, Inc.	119,200	8,928
Weyerhaeuser Co.	269,414	8,465
		162,394
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	18,000	682
Altisource Portfolio Solutions SA (a)	41,910	4,619
CBRE Group, Inc. (a)	207,932	6,205
		11,506
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (a)	215,963	7,574
TOTAL FINANCIALS		481,946
HEALTH CARE - 9.3%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	58,000	9,647
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc.	200,000	$ 13,320
Grifols SA ADR	200,000	8,324
		31,291
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (a)	1,450,000	18,604
Edwards Lifesciences Corp. (a)	95,000	7,714
Intuitive Surgical, Inc. (a)	15,000	5,546
Masimo Corp. (a)	380,000	9,363
The Cooper Companies, Inc.	145,000	18,708
		59,935
Health Care Providers & Services - 1.3%
HCA Holdings, Inc. (a)	128,000	6,783
Humana, Inc.	63,000	7,841
MEDNAX, Inc. (a)	220,000	12,679
		27,303
Health Care Technology - 0.5%
Cerner Corp. (a)	196,000	10,594
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	200,000	11,388
Illumina, Inc. (a)	63,000	9,970
		21,358
Pharmaceuticals - 2.3%
Actavis PLC (a)	70,000	14,808
Perrigo Co. PLC	58,000	8,016
Salix Pharmaceuticals Ltd. (a)	170,000	19,394
The Medicines Company (a)	272,000	7,589
		49,807
TOTAL HEALTH CARE		200,288
INDUSTRIALS - 16.6%
Aerospace & Defense - 2.0%
Meggitt PLC	2,826,204	22,952
TransDigm Group, Inc.	113,410	21,402
		44,354
Building Products - 0.5%
A.O. Smith Corp.	228,247	11,271
Construction & Engineering - 0.6%
MasTec, Inc. (a)	389,100	14,008
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 3.0%
Acuity Brands, Inc.	18,736	$ 2,352
AMETEK, Inc.	581,490	30,865
Hubbell, Inc. Class B	270,740	31,677
		64,894
Industrial Conglomerates - 1.9%
Roper Industries, Inc.	286,320	40,566
Machinery - 2.7%
Cummins, Inc.	141,800	21,685
Manitowoc Co., Inc.	643,996	17,420
Valmont Industries, Inc.	118,900	18,424
WABCO Holdings, Inc. (a)	18	2
		57,531
Professional Services - 1.5%
Verisk Analytics, Inc. (a)	532,000	31,489
Road & Rail - 2.4%
J.B. Hunt Transport Services, Inc.	660,540	51,295
Trading Companies & Distributors - 2.0%
W.W. Grainger, Inc.	67,500	17,440
Watsco, Inc.	247,700	24,926
		42,366
TOTAL INDUSTRIALS		357,774
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 0.9%
Aruba Networks, Inc. (a)	196,800	3,644
Riverbed Technology, Inc. (a)	755,550	15,353
		18,997
Electronic Equipment & Components - 1.1%
Trimble Navigation Ltd. (a)	630,200	22,731
Internet Software & Services - 2.4%
Equinix, Inc. (a)(d)	93,900	18,663
LinkedIn Corp. (a)	16,500	2,641
Rackspace Hosting, Inc. (a)	398,400	14,538
Trulia, Inc. (a)	69,100	2,671
Velti PLC (a)(f)	215,084	4
Yahoo!, Inc. (a)	271,600	9,411
Yelp, Inc. (a)	43,000	2,844
		50,772
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.2%
Acxiom Corp. (a)	297,946	$ 6,772
Alliance Data Systems Corp. (a)	41,000	10,498
Virtusa Corp. (a)	283,800	9,709
		26,979
Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	99,900	3,310
Cree, Inc. (a)	290,000	13,955
NXP Semiconductors NV (a)	54,200	3,366
RF Micro Devices, Inc. (a)	936,000	8,808
Semtech Corp. (a)	309,100	8,018
		37,457
Software - 6.2%
ANSYS, Inc. (a)	256,900	18,869
Autodesk, Inc. (a)	193,500	10,134
Citrix Systems, Inc. (a)	80,995	5,019
CommVault Systems, Inc. (a)	215,654	10,550
Fair Isaac Corp.	136,700	8,052
Imperva, Inc. (a)	96,650	2,018
MICROS Systems, Inc. (a)	291,200	15,556
Nuance Communications, Inc. (a)(d)	643,434	10,414
Parametric Technology Corp. (a)	438,700	16,144
Rovi Corp. (a)	417,400	10,089
SolarWinds, Inc. (a)	222,180	8,685
Synopsys, Inc. (a)	466,000	17,936
		133,466
Technology Hardware, Storage & Peripherals - 1.6%
Cray, Inc. (a)	247,800	6,948
EMC Corp.	381,600	10,135
NCR Corp. (a)	548,800	17,924
		35,007
TOTAL INFORMATION TECHNOLOGY		325,409
MATERIALS - 7.7%
Chemicals - 4.6%
Airgas, Inc.	230,004	24,454
FMC Corp.	231,540	17,727
International Flavors & Fragrances, Inc.	38,600	3,831
RPM International, Inc.	327,800	14,118
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Sherwin-Williams Co.	61,631	$ 12,610
Sigma Aldrich Corp.	39,200	3,862
W.R. Grace & Co. (a)	244,997	22,559
		99,161
Containers & Packaging - 1.6%
Aptargroup, Inc.	201,956	13,448
Rock-Tenn Co. Class A	201,000	20,307
		33,755
Metals & Mining - 1.5%
Carpenter Technology Corp.	171,600	10,723
Reliance Steel & Aluminum Co.	309,085	22,239
		32,962
TOTAL MATERIALS		165,878
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	19,310	1,960
T-Mobile U.S., Inc. (a)	59,300	2,036
Telephone & Data Systems, Inc.	210,600	5,836
		9,832
UTILITIES - 4.1%
Electric Utilities - 2.0%
Hawaiian Electric Industries, Inc. (d)	222,700	5,356
OGE Energy Corp.	587,900	21,594
PNM Resources, Inc.	269,038	7,657
Portland General Electric Co.	229,900	7,603
UIL Holdings Corp.	28,200	1,043
		43,253
Gas Utilities - 0.3%
National Fuel Gas Co.	102,800	7,710
Independent Power Producers & Energy Traders - 0.8%
Black Hills Corp.	164,000	9,458
Dynegy, Inc. (a)	210,400	7,090
		16,548
Multi-Utilities - 0.7%
MDU Resources Group, Inc.	479,575	16,248
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.3%
American Water Works Co., Inc.	114,720	$ 5,577
TOTAL UTILITIES		89,336
TOTAL COMMON STOCKS (Cost $1,830,080)		2,101,850
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 6/19/14 (e) (Cost $1,140)	$ 1,140	1,140
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	52,239,735	52,240
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	55,202,374	55,202
TOTAL MONEY MARKET FUNDS (Cost $107,442)		107,442
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,938,662)		2,210,432
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(56,356)
NET ASSETS - 100%		$ 2,154,076
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
7 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2014	$ 964	$ 13

The face value of futures purchased as a percentage of net assets is 0%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $402,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$ 323
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	55
Total	$ 77
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 262,076	$ 262,076	$ -	$ -
Consumer Staples	69,503	69,503	-	-
Energy	139,808	139,808	-	-
Financials	481,946	468,132	13,814	-
Health Care	200,288	200,288	-	-
Industrials	357,774	357,774	-	-
Information Technology	325,409	325,405	4	-
Materials	165,878	165,878	-	-
Telecommunication Services	9,832	9,832	-	-
Utilities	89,336	89,336	-	-
U.S. Government and Government Agency Obligations	1,140	-	1,140	-
Money Market Funds	107,442	107,442	-	-
Total Investments in Securities:	$ 2,210,432	$ 2,195,474	$ 14,958	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 13	$ 13	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 13	$ -
Total Value of Derivatives	$ 13	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $53,825) - See accompanying schedule: Unaffiliated issuers (cost $1,831,220)	$ 2,102,990
Fidelity Central Funds (cost $107,442)	107,442
Total Investments (cost $1,938,662)		$ 2,210,432
Cash		52
Receivable for investments sold		40,897
Receivable for fund shares sold		843
Dividends receivable		1,202
Distributions receivable from Fidelity Central Funds		14
Prepaid expenses		1
Other receivables		22
Total assets		2,253,463

Liabilities
Payable for investments purchased	$ 39,114
Payable for fund shares redeemed	2,970
Accrued management fee	995
Distribution and service plan fees payable	634
Payable for daily variation margin for derivative instruments	8
Other affiliated payables	425
Other payables and accrued expenses	39
Collateral on securities loaned, at value	55,202
Total liabilities		99,387

Net Assets		$ 2,154,076
Net Assets consist of:
Paid in capital		$ 2,254,340
Distributions in excess of net investment income		(2,469)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(369,583)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		271,788
Net Assets		$ 2,154,076

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($697,837 ÷ 23,066.6 shares)	$ 30.25

Maximum offering price per share (100/94.25 of $30.25)	$ 32.10
Class T: Net Asset Value and redemption price per share ($803,309 ÷ 26,340.4 shares)	$ 30.50

Maximum offering price per share (100/96.50 of $30.50)	$ 31.61
Class B: Net Asset Value and offering price per share ($17,944 ÷ 637.3 shares)A	$ 28.16

Class C: Net Asset Value and offering price per share ($172,397 ÷ 6,118.1 shares)A	$ 28.18

Fidelity Stock Selector Mid Cap Fund: Net Asset Value, offering price and redemption price per share ($232,480 ÷ 7,382.8 shares)	$ 31.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($230,109 ÷ 7,290.1 shares)	$ 31.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 13,866
Income from Fidelity Central Funds		77
Total income		13,943

Expenses
Management fee Basic fee	$ 5,939
Performance adjustment	75
Transfer agent fees	2,224
Distribution and service plan fees	3,870
Accounting and security lending fees	330
Custodian fees and expenses	31
Independent trustees' compensation	5
Registration fees	69
Audit	44
Legal	9
Miscellaneous	5
Total expenses before reductions	12,601
Expense reductions	(44)	12,557
Net investment income (loss)		1,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	169,510
Foreign currency transactions	9
Futures contracts	(148)
Total net realized gain (loss)		169,371
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,343)
Assets and liabilities in foreign currencies	(5)
Futures contracts	59
Total change in net unrealized appreciation (depreciation)		(33,289)
Net gain (loss)		136,082
Net increase (decrease) in net assets resulting from operations		$ 137,468
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,386	$ 5,714
Net realized gain (loss)	169,371	287,217
Change in net unrealized appreciation (depreciation)	(33,289)	209,089
Net increase (decrease) in net assets resulting from operations	137,468	502,020
Distributions to shareholders from net investment income	(1,252)	(8,172)
Distributions to shareholders from net realized gain	-	(2,873)
Total distributions	(1,252)	(11,045)
Share transactions - net increase (decrease)	(121,843)	(34,691)
Total increase (decrease) in net assets	14,373	456,284

Net Assets
Beginning of period	2,139,703	1,683,419
End of period (including distributions in excess of net investment income of $2,469 and distributions in excess of net investment income of $2,603, respectively)	$ 2,154,076	$ 2,139,703

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 28.37	$ 22.16	$ 19.15	$ 19.22	$ 15.75	$ 10.52
Income from Investment Operations
Net investment income (loss) E	.03	.10	.09	.08H	(.02)	.03
Net realized and unrealized gain (loss)	1.86	6.29	3.02	(.15)	3.55	5.20
Total from investment operations	1.89	6.39	3.11	(.07)	3.53	5.23
Distributions from net investment income	(.01)	(.14)	(.10)	-	(.03) I	-
Distributions from net realized gain	-	(.04)	-	-	(.03) I	-
Total distributions	(.01)	(.18)	(.10)	-	(.06)	-
Net asset value, end of period	$ 30.25	$ 28.37	$ 22.16	$ 19.15	$ 19.22	$ 15.75
Total Return B, C, D	6.65%	29.07%	16.32%	(.36)%	22.48%	49.71%
Ratios to Average Net Assets F, J
Expenses before reductions	1.07% A	.95%	.94%	.92%	.86%	.83%
Expenses net of fee waivers, if any	1.07% A	.95%	.94%	.92%	.86%	.83%
Expenses net of all reductions	1.06% A	.92%	.94%	.91%	.84%	.81%
Net investment income (loss)	.23% A	.39%	.41%	.39% H	(.12)%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 698	$ 692	$ 593	$ 644	$ 945	$ 906
Portfolio turnover rate G	91% A	79% K	72%	198%	141%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 28.63	$ 22.36	$ 19.30	$ 19.41	$ 15.89	$ 10.64
Income from Investment Operations
Net investment income (loss) E	- L	.04	.05	.04H	(.05)	.01
Net realized and unrealized gain (loss)	1.87	6.36	3.05	(.15)	3.59	5.24
Total from investment operations	1.87	6.40	3.10	(.11)	3.54	5.25
Distributions from net investment income	-	(.09)	(.04)	-	-	-
Distributions from net realized gain	-	(.04)	-	-	(.02) I	-
Total distributions	-	(.13)	(.04)	-	(.02)	-
Net asset value, end of period	$ 30.50	$ 28.63	$ 22.36	$ 19.30	$ 19.41	$ 15.89
Total Return B, C, D	6.53%	28.80%	16.12%	(.57)%	22.31%	49.34%
Ratios to Average Net Assets F, J
Expenses before reductions	1.29% A	1.16%	1.14%	1.11%	1.03%	1.02%
Expenses net of fee waivers, if any	1.29% A	1.16%	1.14%	1.11%	1.03%	1.02%
Expenses net of all reductions	1.29% A	1.13%	1.13%	1.10%	1.01%	.99%
Net investment income (loss)	-% A,M	.17%	.22%	.20% H	(.30)%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 803	$ 817	$ 755	$ 871	$ 1,282	$ 1,520
Portfolio turnover rate G	91% A	79% K	72%	198%	141%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01per share.

M Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.51	$ 20.71	$ 17.94	$ 18.15	$ 14.93	$ 10.05
Income from Investment Operations
Net investment income (loss) E	(.08)	(.10)	(.07)	(.07) H	(.15)	(.06)
Net realized and unrealized gain (loss)	1.73	5.90	2.84	(.14)	3.37	4.94
Total from investment operations	1.65	5.80	2.77	(.21)	3.22	4.88
Distributions from net investment income	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	-	-
Total distributions	-	-	-	-	-	-
Net asset value, end of period	$ 28.16	$ 26.51	$ 20.71	$ 17.94	$ 18.15	$ 14.93
Total Return B, C, D	6.22%	28.01%	15.44%	(1.16)%	21.57%	48.56%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.76%	1.73%	1.71%	1.63%	1.59%
Expenses net of fee waivers, if any	1.91% A	1.76%	1.73%	1.71%	1.63%	1.59%
Expenses net of all reductions	1.90% A	1.74%	1.73%	1.70%	1.61%	1.57%
Net investment income (loss)	(.61)% A	(.43)%	(.38)%	(.40)% H	(.90)%	(.51)%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 21	$ 22	$ 28	$ 75	$ 131
Portfolio turnover rate G	91% A	79% J	72%	198%	141%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.52	$ 20.73	$ 17.95	$ 18.15	$ 14.93	$ 10.05
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09)	(.06)	(.07) H	(.14)	(.06)
Net realized and unrealized gain (loss)	1.73	5.91	2.84	(.13)	3.36	4.94
Total from investment operations	1.66	5.82	2.78	(.20)	3.22	4.88
Distributions from net investment income	-	(.02)	-	-	-	-
Distributions from net realized gain	-	(.01)	-	-	-	-
Total distributions	-	(.03)	-	-	-	-
Net asset value, end of period	$ 28.18	$ 26.52	$ 20.73	$ 17.95	$ 18.15	$ 14.93
Total Return B, C, D	6.26%	28.09%	15.49%	(1.10)%	21.57%	48.56%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.69%	1.68%	1.66%	1.60%	1.58%
Expenses net of fee waivers, if any	1.82% A	1.69%	1.68%	1.66%	1.60%	1.58%
Expenses net of all reductions	1.81% A	1.67%	1.68%	1.65%	1.58%	1.55%
Net investment income (loss)	(.52)% A	(.36)%	(.33)%	(.35)% H	(.86)%	(.50)%
Supplemental Data
Net assets, end of period (in millions)	$ 172	$ 172	$ 141	$ 150	$ 189	$ 186
Portfolio turnover rate G	91% A	79% J	72%	198%	141%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Stock Selector Mid Cap Fund

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period G	$ 29.56	$ 23.14	$ 21.20
Income from Investment Operations
Net investment income (loss) D	.07	.17	.09
Net realized and unrealized gain (loss)	1.93	6.54	1.85
Total from investment operations	2.00	6.71	1.94
Distributions from net investment income	(.07)	(.25)	-
Distributions from net realized gain	-	(.04)	-
Total distributions	(.07)	(.29)	-
Net asset value, end of period	$ 31.49	$ 29.56	$ 23.14
Total Return B, C	6.78%	29.36%	9.15%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A	.71%	.59% A
Expenses net of fee waivers, if any	.83% A	.71%	.59% A
Expenses net of all reductions	.83% A	.69%	.58% A
Net investment income (loss)	.47% A	.62%	.86% A
Supplemental Data
Net assets, end of period (in millions)	$ 232	$ 225	$ 1
Portfolio turnover rateF	91% A	79% I	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 6, 2012 (commencement of sale of shares) to November 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.64	$ 23.14	$ 20.01	$ 20.02	$ 16.40	$ 10.92
Income from Investment Operations
Net investment income (loss) D	.08	.18	.15	.14G	.04	.08
Net realized and unrealized gain (loss)	1.92	6.56	3.15	(.15)	3.69	5.40
Total from investment operations	2.00	6.74	3.30	(.01)	3.73	5.48
Distributions from net investment income	(.08)	(.20)	(.17)	-	(.08) H	-
Distributions from net realized gain	-	(.04)	-	-	(.03) H	-
Total distributions	(.08)	(.24)	(.17)	-	(.11)	-
Net asset value, end of period	$ 31.56	$ 29.64	$ 23.14	$ 20.01	$ 20.02	$ 16.40
Total Return B, C	6.77%	29.44%	16.66%	(.05)%	22.86%	50.18%
Ratios to Average Net Assets E, I
Expenses before reductions	.80% A	.67%	.65%	.62%	.54%	.50%
Expenses net of fee waivers, if any	.80% A	.67%	.65%	.62%	.54%	.50%
Expenses net of all reductions	.80% A	.65%	.64%	.61%	.52%	.47%
Net investment income (loss)	.49% A	.66%	.71%	.69% G	.20%	.59%
Supplemental Data
Net assets, end of period (in millions)	$ 230	$ 214	$ 172	$ 234	$ 354	$ 319
Portfolio turnover rate F	91% A	79% J	72%	198%	141%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Stock Selector Mid Cap Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 317,652
Gross unrealized depreciation	(47,278)
Net unrealized appreciation (depreciation) on securities and other investments	$ 270,374
Tax cost	$ 1,940,058

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2015	$ (1,870)
2016	(389,648)
2017	(148,171)
Total capital loss carryforward	$ (539,689)

The Fund acquired $15,643 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $935 per year.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities - continued

transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(148) and a change in net unrealized appreciation (depreciation) of $59 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $962,959 and $1,091,844, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P MidCap 400® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 875	$ 67
Class T	.25%	.25%	2,029	19
Class B	.75%	.25%	97	73
Class C	.75%	.25%	869	26
			$ 3,870	$ 185

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21
Class T	11
Class B*	5
Class C*	2
$ 39

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 753.22
Class T	774.19
Class B	29.30
Class C	185.21
Fidelity Stock Selector Mid Cap Fund	259.23
Institutional Class	224.20
	$ 2,224

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $55. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $42 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 146	$ 3,606
Class T	-	2,972
Class C	-	121
Fidelity Stock Selector Mid Cap Fund	530	16
Institutional Class	576	1,457
Total	$ 1,252	$ 8,172
From net realized gain
Class A	$ -	$ 1,106
Class T	-	1,403
Class C	-	54
Fidelity Stock Selector Mid Cap Fund	-	3
Institutional Class	-	307
Total	$ -	$ 2,873

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	688	1,576	$ 20,297	$ 39,740
Issued in exchange for shares of Fidelity Advisor Growth Strategies Fund	-	483	-	11,196

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Issued in exchange for shares of Fidelity Mid Cap Growth Fund	-	410	$ -	$ 9,497
Reinvestment of distributions	5	196	134	4,309
Shares redeemed	(2,002)	(5,036)	(59,052)	(125,748)
Net increase (decrease)	(1,309)	(2,371)	$ (38,621)	$ (61,006)
Class T
Shares sold	1,108	2,840	$ 33,060	$ 71,906
Issued in exchange for shares of Fidelity Advisor Growth Strategies Fund	-	643	-	15,054
Issued in exchange for shares of Fidelity Mid Cap Growth Fund	-	182	-	4,267
Reinvestment of distributions	-	188	-	4,170
Shares redeemed	(3,293)	(9,076)	(97,938)	(228,859)
Net increase (decrease)	(2,185)	(5,223)	$ (64,878)	$ (133,462)
Class B
Shares sold	3	4	$ 73	$ 95
Issued in exchange for shares of Fidelity Advisor Growth Strategies Fund	-	75	-	1,640
Issued in exchange for shares of Fidelity Mid Cap Growth Fund	-	28	-	614
Shares redeemed	(149)	(363)	(4,080)	(8,472)
Net increase (decrease)	(146)	(256)	$ (4,007)	$ (6,123)
Class C
Shares sold	106	236	$ 2,913	$ 5,603
Issued in exchange for shares of Fidelity Advisor Growth Strategies Fund	-	209	-	4,553
Issued in exchange for shares of Fidelity Mid Cap Growth Fund	-	219	-	4,769
Reinvestment of distributions	-	7	-	152
Shares redeemed	(473)	(993)	(13,051)	(23,227)
Net increase (decrease)	(367)	(322)	$ (10,138)	$ (8,150)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Fidelity Stock Selector Mid Cap Fund
Shares sold	563	1,327	$ 17,344	$ 35,648
Issued in exchange for shares of Fidelity Mid Cap Growth Fund	-	8,810	-	212,139
Reinvestment of distributions	18	1	518	16
Shares redeemed	(801)	(2,600)	(24,466)	(67,266)
Net increase (decrease)	(220)	7,538	$ (6,604)	$ 180,537
Institutional Class
Shares sold	826	1,231	$ 25,335	$ 32,432
Issued in exchange for shares of Fidelity Advisor Growth Strategies Fund	-	20	-	479
Issued in exchange for shares of Fidelity Mid Cap Growth Fund	-	37	-	888
Reinvestment of distributions	17	68	502	1,564
Shares redeemed	(766)	(1,567)	(23,432)	(41,850)
Net increase (decrease)	77	(211)	$ 2,405	$ (6,487)

12. Merger Information.

On January 11, 2013, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor® Growth Strategies Fund and Fidelity Mid Cap Growth Fund ("Target Funds") pursuant to agreements and plans of reorganization approved by the Board of Trustees ("The Board") on June 12, 2012. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $32,922, including securities of $32,974 and unrealized appreciation of $2,113 for Fidelity Advisor Growth Strategies Fund; and net assets of $232,174, including securities of $233,755 and unrealized appreciation of $14,520 for Fidelity Mid Cap Growth Fund were combined with the Fund's net assets of $1,716,041 for total net assets after the acquisition of $1,981,137.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Merger Information - continued

Pro forma results of operations of the combined entity for the entire period ended November 30, 2013, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 6,032
Total net realized gain (loss)	288,183
Total change in net unrealized appreciation (depreciation)	219,225
Net increase (decrease) in net assets resulting from operations	$ 513,440

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since January 11, 2013.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)

SKD-USAN-0714
1.940901.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value Strategies

Fund - Institutional Class

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.96%
Actual		$ 1,000.00	$ 1,054.40	$ 4.92
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.16%
Actual		$ 1,000.00	$ 1,053.30	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.15	$ 5.84
Class B	1.78%
Actual		$ 1,000.00	$ 1,050.20	$ 9.10
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Class C	1.71%
Actual		$ 1,000.00	$ 1,050.40	$ 8.74
HypotheticalA		$ 1,000.00	$ 1,016.40	$ 8.60
Fidelity Value Strategies Fund	.67%
Actual		$ 1,000.00	$ 1,056.20	$ 3.43
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38
Fidelity Value Strategies Fund Class K	.52%
Actual		$ 1,000.00	$ 1,057.10	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.34	$ 2.62
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,056.00	$ 3.59
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	6.7	5.8
Sanofi SA sponsored ADR	3.7	3.8
Apple, Inc.	3.3	3.0
Bank of America Corp.	3.3	3.5
Delphi Automotive PLC	3.2	2.8
Symantec Corp.	3.0	3.1
General Motors Co.	2.9	3.7
U.S. Bancorp	2.3	2.2
Alliant Techsystems, Inc.	2.3	2.2
AFLAC, Inc.	2.2	2.4
	32.9
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.0	23.9
Health Care	15.0	14.3
Financials	12.4	11.4
Information Technology	12.0	12.4
Materials	9.4	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks 91.2%		Stocks 93.9%
	Bonds 0.3%		Bonds 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 8.5%		Short-Term Investments and Net Other Assets (Liabilities) 5.7%
* Foreign investments	18.4%	** Foreign investments	17.0%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.0%
Auto Components - 4.4%
Delphi Automotive PLC	719,777	$ 49,708
Tenneco, Inc. (a)	164,524	10,488
TRW Automotive Holdings Corp. (a)	91,400	7,757
		67,953
Automobiles - 3.5%
Bayerische Motoren Werke AG (BMW)	36,387	4,568
General Motors Co.	1,284,836	44,430
Volkswagen AG	18,856	4,967
		53,965
Diversified Consumer Services - 0.9%
Service Corp. International	729,650	14,608
Hotels, Restaurants & Leisure - 1.7%
Cedar Fair LP (depositary unit)	227,420	11,833
Wyndham Worldwide Corp.	199,867	14,776
		26,609
Household Durables - 3.4%
Lennar Corp. Class A (d)	424,700	17,370
PulteGroup, Inc.	744,504	14,562
Ryland Group, Inc.	151,400	5,708
Standard Pacific Corp. (a)	1,866,450	14,988
		52,628
Leisure Products - 0.9%
Hasbro, Inc.	266,797	14,327
Media - 1.0%
Omnicom Group, Inc.	120,112	8,546
Regal Entertainment Group Class A (d)	363,100	7,084
		15,630
Specialty Retail - 3.2%
Asbury Automotive Group, Inc. (a)	343,641	22,213
GameStop Corp. Class A (d)	751,713	28,452
		50,665
TOTAL CONSUMER DISCRETIONARY		296,385
CONSUMER STAPLES - 5.3%
Beverages - 1.6%
Cott Corp. (d)	3,511,564	24,743
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	237,100	$ 18,570
Food Products - 1.8%
Bunge Ltd.	102,214	7,943
Calavo Growers, Inc.	232,028	7,256
SunOpta, Inc. (a)	984,885	13,247
		28,446
Household Products - 0.7%
Procter & Gamble Co.	142,100	11,480
TOTAL CONSUMER STAPLES		83,239
ENERGY - 4.9%
Energy Equipment & Services - 0.8%
Halliburton Co.	183,600	11,868
Oil, Gas & Consumable Fuels - 4.1%
Denbury Resources, Inc. (d)	1,516,780	25,618
EP Energy Corp.	274,600	5,508
HollyFrontier Corp.	153,000	7,535
The Williams Companies, Inc.	154,500	7,255
Valero Energy Corp.	327,300	18,345
		64,261
TOTAL ENERGY		76,129
FINANCIALS - 12.4%
Banks - 8.5%
Bank of America Corp.	3,355,213	50,798
CIT Group, Inc.	157,349	6,999
Citigroup, Inc.	227,323	10,814
Regions Financial Corp.	778,163	7,929
U.S. Bancorp	862,484	36,388
Wells Fargo & Co.	377,370	19,163
		132,091
Capital Markets - 0.5%
The Blackstone Group LP	267,400	8,311
Insurance - 3.4%
AFLAC, Inc.	549,986	33,676
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	201,698	$ 10,906
Unum Group	235,260	7,978
		52,560
TOTAL FINANCIALS		192,962
HEALTH CARE - 15.0%
Health Care Equipment & Supplies - 5.1%
Alere, Inc. (a)	172,283	6,163
Boston Scientific Corp. (a)	1,785,400	22,907
C.R. Bard, Inc.	75,400	11,152
St. Jude Medical, Inc.	463,300	30,068
Zimmer Holdings, Inc.	87,600	9,141
		79,431
Health Care Providers & Services - 2.3%
DaVita HealthCare Partners, Inc. (a)	158,496	11,188
Universal Health Services, Inc. Class B	278,914	24,982
		36,170
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	180,700	10,289
PerkinElmer, Inc.	207,500	9,331
		19,620
Pharmaceuticals - 6.4%
Johnson & Johnson	187,800	19,054
Merck & Co., Inc.	390,800	22,612
Sanofi SA sponsored ADR	1,088,444	58,014
		99,680
TOTAL HEALTH CARE		234,901
INDUSTRIALS - 7.3%
Aerospace & Defense - 5.3%
Alliant Techsystems, Inc.	278,850	35,216
Esterline Technologies Corp. (a)	180,022	20,063
Honeywell International, Inc.	139,500	12,994
Textron, Inc.	223,717	8,774
United Technologies Corp.	47,400	5,509
		82,556
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.7%
Allegion PLC	69,366	$ 3,634
Armstrong World Industries, Inc. (a)	143,230	7,601
		11,235
Machinery - 1.0%
Blount International, Inc. (a)	292,004	3,557
Ingersoll-Rand PLC	208,100	12,449
		16,006
Trading Companies & Distributors - 0.3%
Aircastle Ltd.	290,150	4,869
TOTAL INDUSTRIALS		114,666
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 0.3%
Cisco Systems, Inc.	204,600	5,037
IT Services - 0.6%
Fidelity National Information Services, Inc.	165,730	8,974
Semiconductors & Semiconductor Equipment - 3.7%
MagnaChip Semiconductor Corp. (a)	978,700	12,155
Micron Technology, Inc. (a)	911,183	26,051
ON Semiconductor Corp. (a)	855,870	7,438
Spansion, Inc. Class A (a)	613,543	11,688
		57,332
Software - 4.1%
Microsoft Corp.	429,324	17,577
Symantec Corp.	2,116,671	46,546
		64,123
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	80,880	51,197
TOTAL INFORMATION TECHNOLOGY		186,663
MATERIALS - 9.4%
Chemicals - 9.0%
Ashland, Inc.	83,100	8,559
Axiall Corp.	81,626	3,772
LyondellBasell Industries NV Class A	1,055,392	105,085
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	77,296	$ 15,584
W.R. Grace & Co. (a)	83,628	7,700
		140,700
Metals & Mining - 0.4%
Carpenter Technology Corp.	86,796	5,424
TOTAL MATERIALS		146,124
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Level 3 Communications, Inc. (a)	558,139	24,363
UTILITIES - 4.3%
Electric Utilities - 0.4%
NextEra Energy, Inc.	67,700	6,591
Independent Power Producers & Energy Traders - 2.8%
Calpine Corp. (a)	822,963	19,191
The AES Corp.	1,687,800	23,798
		42,989
Multi-Utilities - 1.1%
Sempra Energy	179,639	18,027
TOTAL UTILITIES		67,607
TOTAL COMMON STOCKS (Cost $907,858)		1,423,039
Nonconvertible Bonds - 0.3%
Principal Amount (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Alpha Natural Resources, Inc. 6.25% 6/1/21 (Cost $6,457)	$ 7,670	5,254
Money Market Funds - 11.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	134,670,042	$ 134,670
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	47,596,174	47,596
TOTAL MONEY MARKET FUNDS (Cost $182,266)		182,266
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,096,581)		1,610,559
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(50,575)
NET ASSETS - 100%		$ 1,559,984
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 61
Fidelity Securities Lending Cash Central Fund	128
Total	$ 189
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
The Bon-Ton Stores, Inc.	$ 34,067	$ -	$ 18,895	$ 96	$ -
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 296,385	$ 296,385	$ -	$ -
Consumer Staples	83,239	83,239	-	-
Energy	76,129	76,129	-	-
Financials	192,962	192,962	-	-
Health Care	234,901	234,901	-	-
Industrials	114,666	114,666	-	-
Information Technology	186,663	186,663	-	-
Materials	146,124	146,124	-	-
Telecommunication Services	24,363	24,363	-	-
Utilities	67,607	67,607	-	-
Corporate Bonds	5,254	-	5,254	-
Money Market Funds	182,266	182,266	-	-
Total Investments in Securities:	$ 1,610,559	$ 1,605,305	$ 5,254	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.6%
Netherlands	6.7%
France	3.7%
Bailiwick of Jersey	3.2%
Canada	2.4%
Ireland	1.0%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,094) - See accompanying schedule: Unaffiliated issuers (cost $914,315)	$ 1,428,293
Fidelity Central Funds (cost $182,266)	182,266
Total Investments (cost $1,096,581)		$ 1,610,559
Receivable for fund shares sold		1,284
Dividends receivable		3,140
Interest receivable		292
Distributions receivable from Fidelity Central Funds		95
Prepaid expenses		1
Other receivables		9
Total assets		1,615,380

Liabilities
Payable for investments purchased	$ 4,842
Payable for fund shares redeemed	1,891
Accrued management fee	505
Distribution and service plan fees payable	239
Other affiliated payables	292
Other payables and accrued expenses	31
Collateral on securities loaned, at value	47,596
Total liabilities		55,396

Net Assets		$ 1,559,984
Net Assets consist of:
Paid in capital		$ 1,286,257
Undistributed net investment income		5,603
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(245,855)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		513,979
Net Assets		$ 1,559,984

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($243,131.13 ÷ 6,443.134 shares)	$ 37.73

Maximum offering price per share (100/94.25 of $37.73)	$ 40.03
Class T: Net Asset Value and redemption price per share ($330,855.88 ÷ 8,461.266 shares)	$ 39.10

Maximum offering price per share (100/96.50 of $39.10)	$ 40.52
Class B: Net Asset Value and offering price per share ($9,087.63 ÷ 263.298 shares)A	$ 34.51

Class C: Net Asset Value and offering price per share ($53,786.57 ÷ 1,575.346 shares)A	$ 34.14

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($734,547.43 ÷ 17,411.178 shares)	$ 42.19

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($111,429.42 ÷ 2,642.606 shares)	$ 42.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($77,145.66 ÷ 1,915.588 shares)	$ 40.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends (including $96 earned from other affiliated issuers)		$ 11,944
Interest		300
Income from Fidelity Central Funds		189
Total income		12,433

Expenses
Management fee Basic fee	$ 4,177
Performance adjustment	(1,000)
Transfer agent fees	1,484
Distribution and service plan fees	1,445
Accounting and security lending fees	242
Custodian fees and expenses	8
Independent trustees' compensation	3
Registration fees	105
Audit	37
Legal	3
Miscellaneous	6
Total expenses before reductions	6,510
Expense reductions	(22)	6,488
Net investment income (loss)		5,945
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,094
Other affiliated issuers	(6,098)
Foreign currency transactions	(1)
Total net realized gain (loss)		13,995
Change in net unrealized appreciation (depreciation) on: Investment securities	62,169
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		62,170
Net gain (loss)		76,165
Net increase (decrease) in net assets resulting from operations		$ 82,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,945	$ 11,916
Net realized gain (loss)	13,995	66,011
Change in net unrealized appreciation (depreciation)	62,170	293,442
Net increase (decrease) in net assets resulting from operations	82,110	371,369
Distributions to shareholders from net investment income	(10,331)	(3,993)
Share transactions - net increase (decrease)	(29,873)	77,974
Total increase (decrease) in net assets	41,906	445,350

Net Assets
Beginning of period	1,518,078	1,072,728
End of period (including undistributed net investment income of $5,603 and undistributed net investment income of $9,989, respectively)	$ 1,559,984	$ 1,518,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 36.02	$ 27.62	$ 22.71	$ 23.11	$ 18.77	$ 11.87
Income from Investment Operations
Net investment income (loss) E	.12	.23	-H	.13I	.03J	.06
Net realized and unrealized gain (loss)	1.82	8.25	5.03	(.49)	4.32	6.96
Total from investment operations	1.94	8.48	5.03	(.36)	4.35	7.02
Distributions from net investment income	(.23)	(.08)	(.12)	(.03)K	-	(.12)
Distributions from net realized gain	-	-	-	(.01)K	(.01)	-
Total distributions	(.23)	(.08)	(.12)	(.04)	(.01)	(.12)
Net asset value, end of period	$ 37.73	$ 36.02	$ 27.62	$ 22.71	$ 23.11	$ 18.77
Total ReturnB, C, D	5.44%	30.77%	22.29%	(1.57)%	23.16%	59.70%
Ratios to Average Net Assets F, L
Expenses before reductions	.96%A	1.04%	1.21%	1.18%	1.08%	1.03%
Expenses net of fee waivers, if any	.96%A	1.04%	1.21%	1.18%	1.08%	1.03%
Expenses net of all reductions	.95%A	1.03%	1.21%	1.17%	1.07%	1.02%
Net investment income (loss)	.69%A	.73%	-%H	.51%I	.12%J	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 243	$ 243	$ 203	$ 190	$ 221	$ 206
Portfolio turnover rateG	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 37.28	$ 28.58	$ 23.48	$ 23.90	$ 19.44	$ 12.25
Income from Investment Operations
Net investment income (loss) E	.09	.18	(.05) H	.08I	(.01) J	.03
Net realized and unrealized gain (loss)	1.89	8.54	5.22	(.50)	4.48	7.21
Total from investment operations	1.98	8.72	5.17	(.42)	4.47	7.24
Distributions from net investment income	(.16)	(.02)	(.07)	-	-	(.05)
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	(.16)	(.02)	(.07)	-	(.01)	(.05)
Net asset value, end of period	$ 39.10	$ 37.28	$ 28.58	$ 23.48	$ 23.90	$ 19.44
Total ReturnB, C, D	5.33%	30.52%	22.08%	(1.76)%	22.98%	59.40%
Ratios to Average Net Assets F, K
Expenses before reductions	1.16%A	1.23%	1.38%	1.35%	1.26%	1.24%
Expenses net of fee waivers, if any	1.16%A	1.23%	1.38%	1.35%	1.26%	1.24%
Expenses net of all reductions	1.16%A	1.22%	1.38%	1.35%	1.25%	1.22%
Net investment income (loss)	.48%A	.54%	(.17)%H	.33%I	(.06)%J	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 331	$ 335	$ 283	$ 274	$ 344	$ 339
Portfolio turnover rateG	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.86	$ 25.34	$ 20.87	$ 21.37	$ 17.48	$ 11.03
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.18)H	(.06)I	(.13) J	(.05)
Net realized and unrealized gain (loss)	1.67	7.54	4.65	(.44)	4.03	6.50
Total from investment operations	1.65	7.52	4.47	(.50)	3.90	6.45
Distributions from net realized gain	-	-	-	-	(.01)	-
Net asset value, end of period	$ 34.51	$ 32.86	$ 25.34	$ 20.87	$ 21.37	$ 17.48
Total ReturnB, C, D	5.02%	29.68%	21.42%	(2.34)%	22.29%	58.48%
Ratios to Average Net Assets F, K
Expenses before reductions	1.78%A	1.83%	1.97%	1.93%	1.83%	1.78%
Expenses net of fee waivers, if any	1.78%A	1.83%	1.97%	1.93%	1.83%	1.78%
Expenses net of all reductions	1.77%A	1.82%	1.97%	1.93%	1.82%	1.77%
Net investment income (loss)	(.14)%A	(.07)%	(.76)%H	(.25)%I	(.64)%J	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 11	$ 13	$ 16	$ 30	$ 40
Portfolio turnover rateG	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.52	$ 25.06	$ 20.64	$ 21.13	$ 17.29	$ 10.91
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.17) H	(.05) I	(.12) J	(.05)
Net realized and unrealized gain (loss)	1.65	7.47	4.59	(.44)	3.97	6.43
Total from investment operations	1.64	7.46	4.42	(.49)	3.85	6.38
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	(.02)	-	-	-	(.01)	-
Net asset value, end of period	$ 34.14	$ 32.52	$ 25.06	$ 20.64	$ 21.13	$ 17.29
Total ReturnB, C, D	5.04%	29.77%	21.41%	(2.32)%	22.25%	58.48%
Ratios to Average Net Assets F, K
Expenses before reductions	1.71%A	1.78%	1.95%	1.92%	1.83%	1.78%
Expenses net of fee waivers, if any	1.71%A	1.78%	1.95%	1.92%	1.83%	1.78%
Expenses net of all reductions	1.71%A	1.77%	1.95%	1.92%	1.82%	1.77%
Net investment income (loss)	(.07)%A	(.02)%	(.75)%H	(.24)%I	(.63)%J	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$ 54	$ 54	$ 43	$ 40	$ 49	$ 43
Portfolio turnover rateG	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 30.89	$ 25.37	$ 25.80	$ 20.89	$ 13.21
Income from Investment Operations
Net investment income (loss) D	.20	.37	.09G	.22H	.09I	.11
Net realized and unrealized gain (loss)	2.04	9.20	5.62	(.54)	4.83	7.73
Total from investment operations	2.24	9.57	5.71	(.32)	4.92	7.84
Distributions from net investment income	(.33)	(.18)	(.19)	(.10)J	-	(.16)
Distributions from net realized gain	-	-	-	(.01)J	(.01)	-
Total distributions	(.33)	(.18)	(.19)	(.11)	(.01)	(.16)
Net asset value, end of period	$ 42.19	$ 40.28	$ 30.89	$ 25.37	$ 25.80	$ 20.89
Total ReturnB, C	5.62%	31.14%	22.69%	(1.29)%	23.54%	60.05%
Ratios to Average Net Assets E, K
Expenses before reductions	.67%A	.73%	.89%	.88%	.81%	.78%
Expenses net of fee waivers, if any	.67%A	.73%	.89%	.88%	.81%	.78%
Expenses net of all reductions	.67%A	.72%	.89%	.88%	.80%	.77%
Net investment income (loss)	.97%A	1.03%	.31%G	.80%H	.39%I	.64%
Supplemental Data
Net assets, end of period (in millions)	$ 735	$ 681	$ 396	$ 284	$ 360	$ 237
Portfolio turnover rateF	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 30.89	$ 25.38	$ 25.82	$ 20.86	$ 13.23
Income from Investment Operations
Net investment income (loss) D	.23	.43	.14G	.28H	.15I	.16
Net realized and unrealized gain (loss)	2.04	9.18	5.61	(.55)	4.82	7.70
Total from investment operations	2.27	9.61	5.75	(.27)	4.97	7.86
Distributions from net investment income	(.38)	(.22)	(.24)	(.16)J	-	(.23)
Distributions from net realized gain	-	-	-	(.01)J	(.01)	-
Total distributions	(.38)	(.22)	(.24)	(.17)	(.01)	(.23)
Net asset value, end of period	$ 42.17	$ 40.28	$ 30.89	$ 25.38	$ 25.82	$ 20.86
Total ReturnB, C	5.71%	31.34%	22.93%	(1.11)%	23.81%	60.52%
Ratios to Average Net Assets E, K
Expenses before reductions	.52%A	.58%	.71%	.68%	.58%	.51%
Expenses net of fee waivers, if any	.52%A	.58%	.71%	.68%	.58%	.51%
Expenses net of all reductions	.51%A	.57%	.71%	.68%	.56%	.49%
Net investment income (loss)	1.12%A	1.18%	.50%G	1.00%H	.62%I	.91%
Supplemental Data
Net assets, end of period (in millions)	$ 111	$ 119	$ 70	$ 47	$ 47	$ 27
Portfolio turnover rateF	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 38.46	$ 29.51	$ 24.26	$ 24.69	$ 19.97	$ 12.67
Income from Investment Operations
Net investment income (loss) D	.18	.34	.08G	.22H	.10I	.11
Net realized and unrealized gain (loss)	1.95	8.79	5.37	(.53)	4.63	7.38
Total from investment operations	2.13	9.13	5.45	(.31)	4.73	7.49
Distributions from net investment income	(.32)	(.18)	(.20)	(.11)J	-	(.19)
Distributions from net realized gain	-	-	-	(.01)J	(.01)	-
Total distributions	(.32)	(.18)	(.20)	(.12)	(.01)	(.19)
Net asset value, end of period	$ 40.27	$ 38.46	$ 29.51	$ 24.26	$ 24.69	$ 19.97
Total ReturnB, C	5.60%	31.11%	22.67%	(1.30)%	23.67%	60.08%
Ratios to Average Net Assets E, K
Expenses before reductions	.70%A	.76%	.90%	.86%	.74%	.70%
Expenses net of fee waivers, if any	.70%A	.76%	.90%	.86%	.74%	.70%
Expenses net of all reductions	.70%A	.75%	.90%	.86%	.73%	.69%
Net investment income (loss)	.94%A	1.00%	.31%G	.82%H	.46%I	.71%
Supplemental Data
Net assets, end of period (in millions)	$ 77	$ 74	$ 66	$ 52	$ 53	$ 48
Portfolio turnover rateF	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 530,276
Gross unrealized depreciation	(18,870)
Net unrealized appreciation (depreciation) on securities and other investments	$ 511,406

Tax cost	$ 1,099,153

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (70,991)
2017	(187,132)
Total capital loss carryforward	$ (258,123)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,414 and $114,362, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies as compared to its benchmark index, the Russell Midcap® Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 301	$ 5
Class T	.25%	.25%	826	11
Class B	.75%	.25%	52	39
Class C	.75%	.25%	266	17
			$ 1,445	$ 72

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	4
Class B*	1
Class C*	1
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 282.23
Class T	310.19
Class B	16.30
Class C	63.24
Fidelity Value Strategies Fund	703.20
Fidelity Value Strategies Fund Class K	26.04
Institutional Class	84.23
	$ 1,484

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income

Semiannual Report

7. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $128, including ninety-three dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 1,567	$ 555
Class T	1,415	167
Class C	32	-
Fidelity Value Strategies Fund	5,578	2,356
Fidelity Value Strategies Fund Class K	1,131	520
Institutional Class	608	395
Total	$ 10,331	$ 3,993

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	286	725	$ 10,432	$ 22,684
Reinvestment of distributions	41	18	1,447	513
Shares redeemed	(621)	(1,340)	(22,607)	(42,216)
Net increase (decrease)	(294)	(597)	$ (10,728)	$ (19,019)
Class T
Shares sold	256	862	$ 9,680	$ 28,085
Reinvestment of distributions	35	5	1,293	152
Shares redeemed	(829)	(1,767)	(31,364)	(57,990)
Net increase (decrease)	(538)	(900)	$ (20,391)	$ (29,753)
Class B
Shares sold	1	4	$ 15	$ 123
Shares redeemed	(82)	(161)	(2,729)	(4,616)
Net increase (decrease)	(81)	(157)	$ (2,714)	$ (4,493)
Class C
Shares sold	65	317	$ 2,159	$ 8,968
Reinvestment of distributions	1	-	29	-
Shares redeemed	(149)	(382)	(4,927)	(11,135)
Net increase (decrease)	(83)	(65)	$ (2,739)	$ (2,167)
Fidelity Value Strategies Fund
Shares sold	5,271	11,897	$ 214,648	$ 405,389
Reinvestment of distributions	127	73	4,998	2,266
Shares redeemed	(4,898)	(7,881)	(199,283)	(279,142)
Net increase (decrease)	500	4,089	$ 20,363	$ 128,513
Fidelity Value Strategies Fund Class K
Shares sold	419	3,420	$ 17,074	$ 116,082
Reinvestment of distributions	29	17	1,131	520
Shares redeemed	(771)	(2,727)	(31,507)	(102,509)
Net increase (decrease)	(323)	710	$ (13,302)	$ 14,093
Institutional Class
Shares sold	208	776	$ 8,101	$ 26,302
Reinvestment of distributions	14	11	523	327
Shares redeemed	(232)	(1,082)	(8,986)	(35,829)
Net increase (decrease)	(10)	(295)	$ (362)	$ (9,200)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ISO-USAN-0714
1.786806.111

Fidelity® Value Strategies Fund

Class K

(A Class of Fidelity Advisor® Value
Strategies Fund)

(Fidelity Investment logo)(registered trademark)

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.96%
Actual		$ 1,000.00	$ 1,054.40	$ 4.92
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.16%
Actual		$ 1,000.00	$ 1,053.30	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.15	$ 5.84
Class B	1.78%
Actual		$ 1,000.00	$ 1,050.20	$ 9.10
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Class C	1.71%
Actual		$ 1,000.00	$ 1,050.40	$ 8.74
HypotheticalA		$ 1,000.00	$ 1,016.40	$ 8.60
Fidelity Value Strategies Fund	.67%
Actual		$ 1,000.00	$ 1,056.20	$ 3.43
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38
Fidelity Value Strategies Fund Class K	.52%
Actual		$ 1,000.00	$ 1,057.10	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.34	$ 2.62
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,056.00	$ 3.59
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	6.7	5.8
Sanofi SA sponsored ADR	3.7	3.8
Apple, Inc.	3.3	3.0
Bank of America Corp.	3.3	3.5
Delphi Automotive PLC	3.2	2.8
Symantec Corp.	3.0	3.1
General Motors Co.	2.9	3.7
U.S. Bancorp	2.3	2.2
Alliant Techsystems, Inc.	2.3	2.2
AFLAC, Inc.	2.2	2.4
	32.9
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.0	23.9
Health Care	15.0	14.3
Financials	12.4	11.4
Information Technology	12.0	12.4
Materials	9.4	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks 91.2%		Stocks 93.9%
	Bonds 0.3%		Bonds 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 8.5%		Short-Term Investments and Net Other Assets (Liabilities) 5.7%
* Foreign investments	18.4%	** Foreign investments	17.0%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.0%
Auto Components - 4.4%
Delphi Automotive PLC	719,777	$ 49,708
Tenneco, Inc. (a)	164,524	10,488
TRW Automotive Holdings Corp. (a)	91,400	7,757
		67,953
Automobiles - 3.5%
Bayerische Motoren Werke AG (BMW)	36,387	4,568
General Motors Co.	1,284,836	44,430
Volkswagen AG	18,856	4,967
		53,965
Diversified Consumer Services - 0.9%
Service Corp. International	729,650	14,608
Hotels, Restaurants & Leisure - 1.7%
Cedar Fair LP (depositary unit)	227,420	11,833
Wyndham Worldwide Corp.	199,867	14,776
		26,609
Household Durables - 3.4%
Lennar Corp. Class A (d)	424,700	17,370
PulteGroup, Inc.	744,504	14,562
Ryland Group, Inc.	151,400	5,708
Standard Pacific Corp. (a)	1,866,450	14,988
		52,628
Leisure Products - 0.9%
Hasbro, Inc.	266,797	14,327
Media - 1.0%
Omnicom Group, Inc.	120,112	8,546
Regal Entertainment Group Class A (d)	363,100	7,084
		15,630
Specialty Retail - 3.2%
Asbury Automotive Group, Inc. (a)	343,641	22,213
GameStop Corp. Class A (d)	751,713	28,452
		50,665
TOTAL CONSUMER DISCRETIONARY		296,385
CONSUMER STAPLES - 5.3%
Beverages - 1.6%
Cott Corp. (d)	3,511,564	24,743
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	237,100	$ 18,570
Food Products - 1.8%
Bunge Ltd.	102,214	7,943
Calavo Growers, Inc.	232,028	7,256
SunOpta, Inc. (a)	984,885	13,247
		28,446
Household Products - 0.7%
Procter & Gamble Co.	142,100	11,480
TOTAL CONSUMER STAPLES		83,239
ENERGY - 4.9%
Energy Equipment & Services - 0.8%
Halliburton Co.	183,600	11,868
Oil, Gas & Consumable Fuels - 4.1%
Denbury Resources, Inc. (d)	1,516,780	25,618
EP Energy Corp.	274,600	5,508
HollyFrontier Corp.	153,000	7,535
The Williams Companies, Inc.	154,500	7,255
Valero Energy Corp.	327,300	18,345
		64,261
TOTAL ENERGY		76,129
FINANCIALS - 12.4%
Banks - 8.5%
Bank of America Corp.	3,355,213	50,798
CIT Group, Inc.	157,349	6,999
Citigroup, Inc.	227,323	10,814
Regions Financial Corp.	778,163	7,929
U.S. Bancorp	862,484	36,388
Wells Fargo & Co.	377,370	19,163
		132,091
Capital Markets - 0.5%
The Blackstone Group LP	267,400	8,311
Insurance - 3.4%
AFLAC, Inc.	549,986	33,676
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	201,698	$ 10,906
Unum Group	235,260	7,978
		52,560
TOTAL FINANCIALS		192,962
HEALTH CARE - 15.0%
Health Care Equipment & Supplies - 5.1%
Alere, Inc. (a)	172,283	6,163
Boston Scientific Corp. (a)	1,785,400	22,907
C.R. Bard, Inc.	75,400	11,152
St. Jude Medical, Inc.	463,300	30,068
Zimmer Holdings, Inc.	87,600	9,141
		79,431
Health Care Providers & Services - 2.3%
DaVita HealthCare Partners, Inc. (a)	158,496	11,188
Universal Health Services, Inc. Class B	278,914	24,982
		36,170
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	180,700	10,289
PerkinElmer, Inc.	207,500	9,331
		19,620
Pharmaceuticals - 6.4%
Johnson & Johnson	187,800	19,054
Merck & Co., Inc.	390,800	22,612
Sanofi SA sponsored ADR	1,088,444	58,014
		99,680
TOTAL HEALTH CARE		234,901
INDUSTRIALS - 7.3%
Aerospace & Defense - 5.3%
Alliant Techsystems, Inc.	278,850	35,216
Esterline Technologies Corp. (a)	180,022	20,063
Honeywell International, Inc.	139,500	12,994
Textron, Inc.	223,717	8,774
United Technologies Corp.	47,400	5,509
		82,556
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.7%
Allegion PLC	69,366	$ 3,634
Armstrong World Industries, Inc. (a)	143,230	7,601
		11,235
Machinery - 1.0%
Blount International, Inc. (a)	292,004	3,557
Ingersoll-Rand PLC	208,100	12,449
		16,006
Trading Companies & Distributors - 0.3%
Aircastle Ltd.	290,150	4,869
TOTAL INDUSTRIALS		114,666
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 0.3%
Cisco Systems, Inc.	204,600	5,037
IT Services - 0.6%
Fidelity National Information Services, Inc.	165,730	8,974
Semiconductors & Semiconductor Equipment - 3.7%
MagnaChip Semiconductor Corp. (a)	978,700	12,155
Micron Technology, Inc. (a)	911,183	26,051
ON Semiconductor Corp. (a)	855,870	7,438
Spansion, Inc. Class A (a)	613,543	11,688
		57,332
Software - 4.1%
Microsoft Corp.	429,324	17,577
Symantec Corp.	2,116,671	46,546
		64,123
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	80,880	51,197
TOTAL INFORMATION TECHNOLOGY		186,663
MATERIALS - 9.4%
Chemicals - 9.0%
Ashland, Inc.	83,100	8,559
Axiall Corp.	81,626	3,772
LyondellBasell Industries NV Class A	1,055,392	105,085
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	77,296	$ 15,584
W.R. Grace & Co. (a)	83,628	7,700
		140,700
Metals & Mining - 0.4%
Carpenter Technology Corp.	86,796	5,424
TOTAL MATERIALS		146,124
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Level 3 Communications, Inc. (a)	558,139	24,363
UTILITIES - 4.3%
Electric Utilities - 0.4%
NextEra Energy, Inc.	67,700	6,591
Independent Power Producers & Energy Traders - 2.8%
Calpine Corp. (a)	822,963	19,191
The AES Corp.	1,687,800	23,798
		42,989
Multi-Utilities - 1.1%
Sempra Energy	179,639	18,027
TOTAL UTILITIES		67,607
TOTAL COMMON STOCKS (Cost $907,858)		1,423,039
Nonconvertible Bonds - 0.3%
Principal Amount (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Alpha Natural Resources, Inc. 6.25% 6/1/21 (Cost $6,457)	$ 7,670	5,254
Money Market Funds - 11.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	134,670,042	$ 134,670
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	47,596,174	47,596
TOTAL MONEY MARKET FUNDS (Cost $182,266)		182,266
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,096,581)		1,610,559
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(50,575)
NET ASSETS - 100%		$ 1,559,984
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 61
Fidelity Securities Lending Cash Central Fund	128
Total	$ 189
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
The Bon-Ton Stores, Inc.	$ 34,067	$ -	$ 18,895	$ 96	$ -
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 296,385	$ 296,385	$ -	$ -
Consumer Staples	83,239	83,239	-	-
Energy	76,129	76,129	-	-
Financials	192,962	192,962	-	-
Health Care	234,901	234,901	-	-
Industrials	114,666	114,666	-	-
Information Technology	186,663	186,663	-	-
Materials	146,124	146,124	-	-
Telecommunication Services	24,363	24,363	-	-
Utilities	67,607	67,607	-	-
Corporate Bonds	5,254	-	5,254	-
Money Market Funds	182,266	182,266	-	-
Total Investments in Securities:	$ 1,610,559	$ 1,605,305	$ 5,254	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.6%
Netherlands	6.7%
France	3.7%
Bailiwick of Jersey	3.2%
Canada	2.4%
Ireland	1.0%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,094) - See accompanying schedule: Unaffiliated issuers (cost $914,315)	$ 1,428,293
Fidelity Central Funds (cost $182,266)	182,266
Total Investments (cost $1,096,581)		$ 1,610,559
Receivable for fund shares sold		1,284
Dividends receivable		3,140
Interest receivable		292
Distributions receivable from Fidelity Central Funds		95
Prepaid expenses		1
Other receivables		9
Total assets		1,615,380

Liabilities
Payable for investments purchased	$ 4,842
Payable for fund shares redeemed	1,891
Accrued management fee	505
Distribution and service plan fees payable	239
Other affiliated payables	292
Other payables and accrued expenses	31
Collateral on securities loaned, at value	47,596
Total liabilities		55,396

Net Assets		$ 1,559,984
Net Assets consist of:
Paid in capital		$ 1,286,257
Undistributed net investment income		5,603
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(245,855)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		513,979
Net Assets		$ 1,559,984

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($243,131.13 ÷ 6,443.134 shares)	$ 37.73

Maximum offering price per share (100/94.25 of $37.73)	$ 40.03
Class T: Net Asset Value and redemption price per share ($330,855.88 ÷ 8,461.266 shares)	$ 39.10

Maximum offering price per share (100/96.50 of $39.10)	$ 40.52
Class B: Net Asset Value and offering price per share ($9,087.63 ÷ 263.298 shares)A	$ 34.51

Class C: Net Asset Value and offering price per share ($53,786.57 ÷ 1,575.346 shares)A	$ 34.14

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($734,547.43 ÷ 17,411.178 shares)	$ 42.19

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($111,429.42 ÷ 2,642.606 shares)	$ 42.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($77,145.66 ÷ 1,915.588 shares)	$ 40.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends (including $96 earned from other affiliated issuers)		$ 11,944
Interest		300
Income from Fidelity Central Funds		189
Total income		12,433

Expenses
Management fee Basic fee	$ 4,177
Performance adjustment	(1,000)
Transfer agent fees	1,484
Distribution and service plan fees	1,445
Accounting and security lending fees	242
Custodian fees and expenses	8
Independent trustees' compensation	3
Registration fees	105
Audit	37
Legal	3
Miscellaneous	6
Total expenses before reductions	6,510
Expense reductions	(22)	6,488
Net investment income (loss)		5,945
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,094
Other affiliated issuers	(6,098)
Foreign currency transactions	(1)
Total net realized gain (loss)		13,995
Change in net unrealized appreciation (depreciation) on: Investment securities	62,169
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		62,170
Net gain (loss)		76,165
Net increase (decrease) in net assets resulting from operations		$ 82,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,945	$ 11,916
Net realized gain (loss)	13,995	66,011
Change in net unrealized appreciation (depreciation)	62,170	293,442
Net increase (decrease) in net assets resulting from operations	82,110	371,369
Distributions to shareholders from net investment income	(10,331)	(3,993)
Share transactions - net increase (decrease)	(29,873)	77,974
Total increase (decrease) in net assets	41,906	445,350

Net Assets
Beginning of period	1,518,078	1,072,728
End of period (including undistributed net investment income of $5,603 and undistributed net investment income of $9,989, respectively)	$ 1,559,984	$ 1,518,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 36.02	$ 27.62	$ 22.71	$ 23.11	$ 18.77	$ 11.87
Income from Investment Operations
Net investment income (loss) E	.12	.23	-H	.13I	.03J	.06
Net realized and unrealized gain (loss)	1.82	8.25	5.03	(.49)	4.32	6.96
Total from investment operations	1.94	8.48	5.03	(.36)	4.35	7.02
Distributions from net investment income	(.23)	(.08)	(.12)	(.03)K	-	(.12)
Distributions from net realized gain	-	-	-	(.01)K	(.01)	-
Total distributions	(.23)	(.08)	(.12)	(.04)	(.01)	(.12)
Net asset value, end of period	$ 37.73	$ 36.02	$ 27.62	$ 22.71	$ 23.11	$ 18.77
Total ReturnB, C, D	5.44%	30.77%	22.29%	(1.57)%	23.16%	59.70%
Ratios to Average Net Assets F, L
Expenses before reductions	.96%A	1.04%	1.21%	1.18%	1.08%	1.03%
Expenses net of fee waivers, if any	.96%A	1.04%	1.21%	1.18%	1.08%	1.03%
Expenses net of all reductions	.95%A	1.03%	1.21%	1.17%	1.07%	1.02%
Net investment income (loss)	.69%A	.73%	-%H	.51%I	.12%J	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 243	$ 243	$ 203	$ 190	$ 221	$ 206
Portfolio turnover rateG	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 37.28	$ 28.58	$ 23.48	$ 23.90	$ 19.44	$ 12.25
Income from Investment Operations
Net investment income (loss) E	.09	.18	(.05) H	.08I	(.01) J	.03
Net realized and unrealized gain (loss)	1.89	8.54	5.22	(.50)	4.48	7.21
Total from investment operations	1.98	8.72	5.17	(.42)	4.47	7.24
Distributions from net investment income	(.16)	(.02)	(.07)	-	-	(.05)
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	(.16)	(.02)	(.07)	-	(.01)	(.05)
Net asset value, end of period	$ 39.10	$ 37.28	$ 28.58	$ 23.48	$ 23.90	$ 19.44
Total ReturnB, C, D	5.33%	30.52%	22.08%	(1.76)%	22.98%	59.40%
Ratios to Average Net Assets F, K
Expenses before reductions	1.16%A	1.23%	1.38%	1.35%	1.26%	1.24%
Expenses net of fee waivers, if any	1.16%A	1.23%	1.38%	1.35%	1.26%	1.24%
Expenses net of all reductions	1.16%A	1.22%	1.38%	1.35%	1.25%	1.22%
Net investment income (loss)	.48%A	.54%	(.17)%H	.33%I	(.06)%J	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 331	$ 335	$ 283	$ 274	$ 344	$ 339
Portfolio turnover rateG	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.86	$ 25.34	$ 20.87	$ 21.37	$ 17.48	$ 11.03
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.18)H	(.06)I	(.13) J	(.05)
Net realized and unrealized gain (loss)	1.67	7.54	4.65	(.44)	4.03	6.50
Total from investment operations	1.65	7.52	4.47	(.50)	3.90	6.45
Distributions from net realized gain	-	-	-	-	(.01)	-
Net asset value, end of period	$ 34.51	$ 32.86	$ 25.34	$ 20.87	$ 21.37	$ 17.48
Total ReturnB, C, D	5.02%	29.68%	21.42%	(2.34)%	22.29%	58.48%
Ratios to Average Net Assets F, K
Expenses before reductions	1.78%A	1.83%	1.97%	1.93%	1.83%	1.78%
Expenses net of fee waivers, if any	1.78%A	1.83%	1.97%	1.93%	1.83%	1.78%
Expenses net of all reductions	1.77%A	1.82%	1.97%	1.93%	1.82%	1.77%
Net investment income (loss)	(.14)%A	(.07)%	(.76)%H	(.25)%I	(.64)%J	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 11	$ 13	$ 16	$ 30	$ 40
Portfolio turnover rateG	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.52	$ 25.06	$ 20.64	$ 21.13	$ 17.29	$ 10.91
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.17) H	(.05) I	(.12) J	(.05)
Net realized and unrealized gain (loss)	1.65	7.47	4.59	(.44)	3.97	6.43
Total from investment operations	1.64	7.46	4.42	(.49)	3.85	6.38
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	(.02)	-	-	-	(.01)	-
Net asset value, end of period	$ 34.14	$ 32.52	$ 25.06	$ 20.64	$ 21.13	$ 17.29
Total ReturnB, C, D	5.04%	29.77%	21.41%	(2.32)%	22.25%	58.48%
Ratios to Average Net Assets F, K
Expenses before reductions	1.71%A	1.78%	1.95%	1.92%	1.83%	1.78%
Expenses net of fee waivers, if any	1.71%A	1.78%	1.95%	1.92%	1.83%	1.78%
Expenses net of all reductions	1.71%A	1.77%	1.95%	1.92%	1.82%	1.77%
Net investment income (loss)	(.07)%A	(.02)%	(.75)%H	(.24)%I	(.63)%J	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$ 54	$ 54	$ 43	$ 40	$ 49	$ 43
Portfolio turnover rateG	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 30.89	$ 25.37	$ 25.80	$ 20.89	$ 13.21
Income from Investment Operations
Net investment income (loss) D	.20	.37	.09G	.22H	.09I	.11
Net realized and unrealized gain (loss)	2.04	9.20	5.62	(.54)	4.83	7.73
Total from investment operations	2.24	9.57	5.71	(.32)	4.92	7.84
Distributions from net investment income	(.33)	(.18)	(.19)	(.10)J	-	(.16)
Distributions from net realized gain	-	-	-	(.01)J	(.01)	-
Total distributions	(.33)	(.18)	(.19)	(.11)	(.01)	(.16)
Net asset value, end of period	$ 42.19	$ 40.28	$ 30.89	$ 25.37	$ 25.80	$ 20.89
Total ReturnB, C	5.62%	31.14%	22.69%	(1.29)%	23.54%	60.05%
Ratios to Average Net Assets E, K
Expenses before reductions	.67%A	.73%	.89%	.88%	.81%	.78%
Expenses net of fee waivers, if any	.67%A	.73%	.89%	.88%	.81%	.78%
Expenses net of all reductions	.67%A	.72%	.89%	.88%	.80%	.77%
Net investment income (loss)	.97%A	1.03%	.31%G	.80%H	.39%I	.64%
Supplemental Data
Net assets, end of period (in millions)	$ 735	$ 681	$ 396	$ 284	$ 360	$ 237
Portfolio turnover rateF	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 30.89	$ 25.38	$ 25.82	$ 20.86	$ 13.23
Income from Investment Operations
Net investment income (loss) D	.23	.43	.14G	.28H	.15I	.16
Net realized and unrealized gain (loss)	2.04	9.18	5.61	(.55)	4.82	7.70
Total from investment operations	2.27	9.61	5.75	(.27)	4.97	7.86
Distributions from net investment income	(.38)	(.22)	(.24)	(.16)J	-	(.23)
Distributions from net realized gain	-	-	-	(.01)J	(.01)	-
Total distributions	(.38)	(.22)	(.24)	(.17)	(.01)	(.23)
Net asset value, end of period	$ 42.17	$ 40.28	$ 30.89	$ 25.38	$ 25.82	$ 20.86
Total ReturnB, C	5.71%	31.34%	22.93%	(1.11)%	23.81%	60.52%
Ratios to Average Net Assets E, K
Expenses before reductions	.52%A	.58%	.71%	.68%	.58%	.51%
Expenses net of fee waivers, if any	.52%A	.58%	.71%	.68%	.58%	.51%
Expenses net of all reductions	.51%A	.57%	.71%	.68%	.56%	.49%
Net investment income (loss)	1.12%A	1.18%	.50%G	1.00%H	.62%I	.91%
Supplemental Data
Net assets, end of period (in millions)	$ 111	$ 119	$ 70	$ 47	$ 47	$ 27
Portfolio turnover rateF	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 38.46	$ 29.51	$ 24.26	$ 24.69	$ 19.97	$ 12.67
Income from Investment Operations
Net investment income (loss) D	.18	.34	.08G	.22H	.10I	.11
Net realized and unrealized gain (loss)	1.95	8.79	5.37	(.53)	4.63	7.38
Total from investment operations	2.13	9.13	5.45	(.31)	4.73	7.49
Distributions from net investment income	(.32)	(.18)	(.20)	(.11)J	-	(.19)
Distributions from net realized gain	-	-	-	(.01)J	(.01)	-
Total distributions	(.32)	(.18)	(.20)	(.12)	(.01)	(.19)
Net asset value, end of period	$ 40.27	$ 38.46	$ 29.51	$ 24.26	$ 24.69	$ 19.97
Total ReturnB, C	5.60%	31.11%	22.67%	(1.30)%	23.67%	60.08%
Ratios to Average Net Assets E, K
Expenses before reductions	.70%A	.76%	.90%	.86%	.74%	.70%
Expenses net of fee waivers, if any	.70%A	.76%	.90%	.86%	.74%	.70%
Expenses net of all reductions	.70%A	.75%	.90%	.86%	.73%	.69%
Net investment income (loss)	.94%A	1.00%	.31%G	.82%H	.46%I	.71%
Supplemental Data
Net assets, end of period (in millions)	$ 77	$ 74	$ 66	$ 52	$ 53	$ 48
Portfolio turnover rateF	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 530,276
Gross unrealized depreciation	(18,870)
Net unrealized appreciation (depreciation) on securities and other investments	$ 511,406

Tax cost	$ 1,099,153

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (70,991)
2017	(187,132)
Total capital loss carryforward	$ (258,123)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,414 and $114,362, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies as compared to its benchmark index, the Russell Midcap® Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 301	$ 5
Class T	.25%	.25%	826	11
Class B	.75%	.25%	52	39
Class C	.75%	.25%	266	17
			$ 1,445	$ 72

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	4
Class B*	1
Class C*	1
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 282.23
Class T	310.19
Class B	16.30
Class C	63.24
Fidelity Value Strategies Fund	703.20
Fidelity Value Strategies Fund Class K	26.04
Institutional Class	84.23
	$ 1,484

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income

Semiannual Report

7. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $128, including ninety-three dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 1,567	$ 555
Class T	1,415	167
Class C	32	-
Fidelity Value Strategies Fund	5,578	2,356
Fidelity Value Strategies Fund Class K	1,131	520
Institutional Class	608	395
Total	$ 10,331	$ 3,993

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	286	725	$ 10,432	$ 22,684
Reinvestment of distributions	41	18	1,447	513
Shares redeemed	(621)	(1,340)	(22,607)	(42,216)
Net increase (decrease)	(294)	(597)	$ (10,728)	$ (19,019)
Class T
Shares sold	256	862	$ 9,680	$ 28,085
Reinvestment of distributions	35	5	1,293	152
Shares redeemed	(829)	(1,767)	(31,364)	(57,990)
Net increase (decrease)	(538)	(900)	$ (20,391)	$ (29,753)
Class B
Shares sold	1	4	$ 15	$ 123
Shares redeemed	(82)	(161)	(2,729)	(4,616)
Net increase (decrease)	(81)	(157)	$ (2,714)	$ (4,493)
Class C
Shares sold	65	317	$ 2,159	$ 8,968
Reinvestment of distributions	1	-	29	-
Shares redeemed	(149)	(382)	(4,927)	(11,135)
Net increase (decrease)	(83)	(65)	$ (2,739)	$ (2,167)
Fidelity Value Strategies Fund
Shares sold	5,271	11,897	$ 214,648	$ 405,389
Reinvestment of distributions	127	73	4,998	2,266
Shares redeemed	(4,898)	(7,881)	(199,283)	(279,142)
Net increase (decrease)	500	4,089	$ 20,363	$ 128,513
Fidelity Value Strategies Fund Class K
Shares sold	419	3,420	$ 17,074	$ 116,082
Reinvestment of distributions	29	17	1,131	520
Shares redeemed	(771)	(2,727)	(31,507)	(102,509)
Net increase (decrease)	(323)	710	$ (13,302)	$ 14,093
Institutional Class
Shares sold	208	776	$ 8,101	$ 26,302
Reinvestment of distributions	14	11	523	327
Shares redeemed	(232)	(1,082)	(8,986)	(35,829)
Net increase (decrease)	(10)	(295)	$ (362)	$ (9,200)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SOI-K-USAN-0714
1.863338.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Value Strategies Fund

(A Class of Fidelity Advisor® Value
Strategies Fund)

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.96%
Actual		$ 1,000.00	$ 1,054.40	$ 4.92
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.16%
Actual		$ 1,000.00	$ 1,053.30	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.15	$ 5.84
Class B	1.78%
Actual		$ 1,000.00	$ 1,050.20	$ 9.10
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Class C	1.71%
Actual		$ 1,000.00	$ 1,050.40	$ 8.74
HypotheticalA		$ 1,000.00	$ 1,016.40	$ 8.60
Fidelity Value Strategies Fund	.67%
Actual		$ 1,000.00	$ 1,056.20	$ 3.43
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38
Fidelity Value Strategies Fund Class K	.52%
Actual		$ 1,000.00	$ 1,057.10	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.34	$ 2.62
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,056.00	$ 3.59
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	6.7	5.8
Sanofi SA sponsored ADR	3.7	3.8
Apple, Inc.	3.3	3.0
Bank of America Corp.	3.3	3.5
Delphi Automotive PLC	3.2	2.8
Symantec Corp.	3.0	3.1
General Motors Co.	2.9	3.7
U.S. Bancorp	2.3	2.2
Alliant Techsystems, Inc.	2.3	2.2
AFLAC, Inc.	2.2	2.4
	32.9
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.0	23.9
Health Care	15.0	14.3
Financials	12.4	11.4
Information Technology	12.0	12.4
Materials	9.4	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks 91.2%		Stocks 93.9%
	Bonds 0.3%		Bonds 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 8.5%		Short-Term Investments and Net Other Assets (Liabilities) 5.7%
* Foreign investments	18.4%	** Foreign investments	17.0%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.0%
Auto Components - 4.4%
Delphi Automotive PLC	719,777	$ 49,708
Tenneco, Inc. (a)	164,524	10,488
TRW Automotive Holdings Corp. (a)	91,400	7,757
		67,953
Automobiles - 3.5%
Bayerische Motoren Werke AG (BMW)	36,387	4,568
General Motors Co.	1,284,836	44,430
Volkswagen AG	18,856	4,967
		53,965
Diversified Consumer Services - 0.9%
Service Corp. International	729,650	14,608
Hotels, Restaurants & Leisure - 1.7%
Cedar Fair LP (depositary unit)	227,420	11,833
Wyndham Worldwide Corp.	199,867	14,776
		26,609
Household Durables - 3.4%
Lennar Corp. Class A (d)	424,700	17,370
PulteGroup, Inc.	744,504	14,562
Ryland Group, Inc.	151,400	5,708
Standard Pacific Corp. (a)	1,866,450	14,988
		52,628
Leisure Products - 0.9%
Hasbro, Inc.	266,797	14,327
Media - 1.0%
Omnicom Group, Inc.	120,112	8,546
Regal Entertainment Group Class A (d)	363,100	7,084
		15,630
Specialty Retail - 3.2%
Asbury Automotive Group, Inc. (a)	343,641	22,213
GameStop Corp. Class A (d)	751,713	28,452
		50,665
TOTAL CONSUMER DISCRETIONARY		296,385
CONSUMER STAPLES - 5.3%
Beverages - 1.6%
Cott Corp. (d)	3,511,564	24,743
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	237,100	$ 18,570
Food Products - 1.8%
Bunge Ltd.	102,214	7,943
Calavo Growers, Inc.	232,028	7,256
SunOpta, Inc. (a)	984,885	13,247
		28,446
Household Products - 0.7%
Procter & Gamble Co.	142,100	11,480
TOTAL CONSUMER STAPLES		83,239
ENERGY - 4.9%
Energy Equipment & Services - 0.8%
Halliburton Co.	183,600	11,868
Oil, Gas & Consumable Fuels - 4.1%
Denbury Resources, Inc. (d)	1,516,780	25,618
EP Energy Corp.	274,600	5,508
HollyFrontier Corp.	153,000	7,535
The Williams Companies, Inc.	154,500	7,255
Valero Energy Corp.	327,300	18,345
		64,261
TOTAL ENERGY		76,129
FINANCIALS - 12.4%
Banks - 8.5%
Bank of America Corp.	3,355,213	50,798
CIT Group, Inc.	157,349	6,999
Citigroup, Inc.	227,323	10,814
Regions Financial Corp.	778,163	7,929
U.S. Bancorp	862,484	36,388
Wells Fargo & Co.	377,370	19,163
		132,091
Capital Markets - 0.5%
The Blackstone Group LP	267,400	8,311
Insurance - 3.4%
AFLAC, Inc.	549,986	33,676
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	201,698	$ 10,906
Unum Group	235,260	7,978
		52,560
TOTAL FINANCIALS		192,962
HEALTH CARE - 15.0%
Health Care Equipment & Supplies - 5.1%
Alere, Inc. (a)	172,283	6,163
Boston Scientific Corp. (a)	1,785,400	22,907
C.R. Bard, Inc.	75,400	11,152
St. Jude Medical, Inc.	463,300	30,068
Zimmer Holdings, Inc.	87,600	9,141
		79,431
Health Care Providers & Services - 2.3%
DaVita HealthCare Partners, Inc. (a)	158,496	11,188
Universal Health Services, Inc. Class B	278,914	24,982
		36,170
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	180,700	10,289
PerkinElmer, Inc.	207,500	9,331
		19,620
Pharmaceuticals - 6.4%
Johnson & Johnson	187,800	19,054
Merck & Co., Inc.	390,800	22,612
Sanofi SA sponsored ADR	1,088,444	58,014
		99,680
TOTAL HEALTH CARE		234,901
INDUSTRIALS - 7.3%
Aerospace & Defense - 5.3%
Alliant Techsystems, Inc.	278,850	35,216
Esterline Technologies Corp. (a)	180,022	20,063
Honeywell International, Inc.	139,500	12,994
Textron, Inc.	223,717	8,774
United Technologies Corp.	47,400	5,509
		82,556
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.7%
Allegion PLC	69,366	$ 3,634
Armstrong World Industries, Inc. (a)	143,230	7,601
		11,235
Machinery - 1.0%
Blount International, Inc. (a)	292,004	3,557
Ingersoll-Rand PLC	208,100	12,449
		16,006
Trading Companies & Distributors - 0.3%
Aircastle Ltd.	290,150	4,869
TOTAL INDUSTRIALS		114,666
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 0.3%
Cisco Systems, Inc.	204,600	5,037
IT Services - 0.6%
Fidelity National Information Services, Inc.	165,730	8,974
Semiconductors & Semiconductor Equipment - 3.7%
MagnaChip Semiconductor Corp. (a)	978,700	12,155
Micron Technology, Inc. (a)	911,183	26,051
ON Semiconductor Corp. (a)	855,870	7,438
Spansion, Inc. Class A (a)	613,543	11,688
		57,332
Software - 4.1%
Microsoft Corp.	429,324	17,577
Symantec Corp.	2,116,671	46,546
		64,123
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	80,880	51,197
TOTAL INFORMATION TECHNOLOGY		186,663
MATERIALS - 9.4%
Chemicals - 9.0%
Ashland, Inc.	83,100	8,559
Axiall Corp.	81,626	3,772
LyondellBasell Industries NV Class A	1,055,392	105,085
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	77,296	$ 15,584
W.R. Grace & Co. (a)	83,628	7,700
		140,700
Metals & Mining - 0.4%
Carpenter Technology Corp.	86,796	5,424
TOTAL MATERIALS		146,124
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Level 3 Communications, Inc. (a)	558,139	24,363
UTILITIES - 4.3%
Electric Utilities - 0.4%
NextEra Energy, Inc.	67,700	6,591
Independent Power Producers & Energy Traders - 2.8%
Calpine Corp. (a)	822,963	19,191
The AES Corp.	1,687,800	23,798
		42,989
Multi-Utilities - 1.1%
Sempra Energy	179,639	18,027
TOTAL UTILITIES		67,607
TOTAL COMMON STOCKS (Cost $907,858)		1,423,039
Nonconvertible Bonds - 0.3%
Principal Amount (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Alpha Natural Resources, Inc. 6.25% 6/1/21 (Cost $6,457)	$ 7,670	5,254
Money Market Funds - 11.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	134,670,042	$ 134,670
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	47,596,174	47,596
TOTAL MONEY MARKET FUNDS (Cost $182,266)		182,266
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,096,581)		1,610,559
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(50,575)
NET ASSETS - 100%		$ 1,559,984
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 61
Fidelity Securities Lending Cash Central Fund	128
Total	$ 189
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
The Bon-Ton Stores, Inc.	$ 34,067	$ -	$ 18,895	$ 96	$ -
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 296,385	$ 296,385	$ -	$ -
Consumer Staples	83,239	83,239	-	-
Energy	76,129	76,129	-	-
Financials	192,962	192,962	-	-
Health Care	234,901	234,901	-	-
Industrials	114,666	114,666	-	-
Information Technology	186,663	186,663	-	-
Materials	146,124	146,124	-	-
Telecommunication Services	24,363	24,363	-	-
Utilities	67,607	67,607	-	-
Corporate Bonds	5,254	-	5,254	-
Money Market Funds	182,266	182,266	-	-
Total Investments in Securities:	$ 1,610,559	$ 1,605,305	$ 5,254	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.6%
Netherlands	6.7%
France	3.7%
Bailiwick of Jersey	3.2%
Canada	2.4%
Ireland	1.0%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,094) - See accompanying schedule: Unaffiliated issuers (cost $914,315)	$ 1,428,293
Fidelity Central Funds (cost $182,266)	182,266
Total Investments (cost $1,096,581)		$ 1,610,559
Receivable for fund shares sold		1,284
Dividends receivable		3,140
Interest receivable		292
Distributions receivable from Fidelity Central Funds		95
Prepaid expenses		1
Other receivables		9
Total assets		1,615,380

Liabilities
Payable for investments purchased	$ 4,842
Payable for fund shares redeemed	1,891
Accrued management fee	505
Distribution and service plan fees payable	239
Other affiliated payables	292
Other payables and accrued expenses	31
Collateral on securities loaned, at value	47,596
Total liabilities		55,396

Net Assets		$ 1,559,984
Net Assets consist of:
Paid in capital		$ 1,286,257
Undistributed net investment income		5,603
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(245,855)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		513,979
Net Assets		$ 1,559,984

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($243,131.13 ÷ 6,443.134 shares)	$ 37.73

Maximum offering price per share (100/94.25 of $37.73)	$ 40.03
Class T: Net Asset Value and redemption price per share ($330,855.88 ÷ 8,461.266 shares)	$ 39.10

Maximum offering price per share (100/96.50 of $39.10)	$ 40.52
Class B: Net Asset Value and offering price per share ($9,087.63 ÷ 263.298 shares)A	$ 34.51

Class C: Net Asset Value and offering price per share ($53,786.57 ÷ 1,575.346 shares)A	$ 34.14

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($734,547.43 ÷ 17,411.178 shares)	$ 42.19

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($111,429.42 ÷ 2,642.606 shares)	$ 42.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($77,145.66 ÷ 1,915.588 shares)	$ 40.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends (including $96 earned from other affiliated issuers)		$ 11,944
Interest		300
Income from Fidelity Central Funds		189
Total income		12,433

Expenses
Management fee Basic fee	$ 4,177
Performance adjustment	(1,000)
Transfer agent fees	1,484
Distribution and service plan fees	1,445
Accounting and security lending fees	242
Custodian fees and expenses	8
Independent trustees' compensation	3
Registration fees	105
Audit	37
Legal	3
Miscellaneous	6
Total expenses before reductions	6,510
Expense reductions	(22)	6,488
Net investment income (loss)		5,945
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,094
Other affiliated issuers	(6,098)
Foreign currency transactions	(1)
Total net realized gain (loss)		13,995
Change in net unrealized appreciation (depreciation) on: Investment securities	62,169
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		62,170
Net gain (loss)		76,165
Net increase (decrease) in net assets resulting from operations		$ 82,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,945	$ 11,916
Net realized gain (loss)	13,995	66,011
Change in net unrealized appreciation (depreciation)	62,170	293,442
Net increase (decrease) in net assets resulting from operations	82,110	371,369
Distributions to shareholders from net investment income	(10,331)	(3,993)
Share transactions - net increase (decrease)	(29,873)	77,974
Total increase (decrease) in net assets	41,906	445,350

Net Assets
Beginning of period	1,518,078	1,072,728
End of period (including undistributed net investment income of $5,603 and undistributed net investment income of $9,989, respectively)	$ 1,559,984	$ 1,518,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 36.02	$ 27.62	$ 22.71	$ 23.11	$ 18.77	$ 11.87
Income from Investment Operations
Net investment income (loss) E	.12	.23	-H	.13I	.03J	.06
Net realized and unrealized gain (loss)	1.82	8.25	5.03	(.49)	4.32	6.96
Total from investment operations	1.94	8.48	5.03	(.36)	4.35	7.02
Distributions from net investment income	(.23)	(.08)	(.12)	(.03)K	-	(.12)
Distributions from net realized gain	-	-	-	(.01)K	(.01)	-
Total distributions	(.23)	(.08)	(.12)	(.04)	(.01)	(.12)
Net asset value, end of period	$ 37.73	$ 36.02	$ 27.62	$ 22.71	$ 23.11	$ 18.77
Total ReturnB, C, D	5.44%	30.77%	22.29%	(1.57)%	23.16%	59.70%
Ratios to Average Net Assets F, L
Expenses before reductions	.96%A	1.04%	1.21%	1.18%	1.08%	1.03%
Expenses net of fee waivers, if any	.96%A	1.04%	1.21%	1.18%	1.08%	1.03%
Expenses net of all reductions	.95%A	1.03%	1.21%	1.17%	1.07%	1.02%
Net investment income (loss)	.69%A	.73%	-%H	.51%I	.12%J	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 243	$ 243	$ 203	$ 190	$ 221	$ 206
Portfolio turnover rateG	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 37.28	$ 28.58	$ 23.48	$ 23.90	$ 19.44	$ 12.25
Income from Investment Operations
Net investment income (loss) E	.09	.18	(.05) H	.08I	(.01) J	.03
Net realized and unrealized gain (loss)	1.89	8.54	5.22	(.50)	4.48	7.21
Total from investment operations	1.98	8.72	5.17	(.42)	4.47	7.24
Distributions from net investment income	(.16)	(.02)	(.07)	-	-	(.05)
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	(.16)	(.02)	(.07)	-	(.01)	(.05)
Net asset value, end of period	$ 39.10	$ 37.28	$ 28.58	$ 23.48	$ 23.90	$ 19.44
Total ReturnB, C, D	5.33%	30.52%	22.08%	(1.76)%	22.98%	59.40%
Ratios to Average Net Assets F, K
Expenses before reductions	1.16%A	1.23%	1.38%	1.35%	1.26%	1.24%
Expenses net of fee waivers, if any	1.16%A	1.23%	1.38%	1.35%	1.26%	1.24%
Expenses net of all reductions	1.16%A	1.22%	1.38%	1.35%	1.25%	1.22%
Net investment income (loss)	.48%A	.54%	(.17)%H	.33%I	(.06)%J	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 331	$ 335	$ 283	$ 274	$ 344	$ 339
Portfolio turnover rateG	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.86	$ 25.34	$ 20.87	$ 21.37	$ 17.48	$ 11.03
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.18)H	(.06)I	(.13) J	(.05)
Net realized and unrealized gain (loss)	1.67	7.54	4.65	(.44)	4.03	6.50
Total from investment operations	1.65	7.52	4.47	(.50)	3.90	6.45
Distributions from net realized gain	-	-	-	-	(.01)	-
Net asset value, end of period	$ 34.51	$ 32.86	$ 25.34	$ 20.87	$ 21.37	$ 17.48
Total ReturnB, C, D	5.02%	29.68%	21.42%	(2.34)%	22.29%	58.48%
Ratios to Average Net Assets F, K
Expenses before reductions	1.78%A	1.83%	1.97%	1.93%	1.83%	1.78%
Expenses net of fee waivers, if any	1.78%A	1.83%	1.97%	1.93%	1.83%	1.78%
Expenses net of all reductions	1.77%A	1.82%	1.97%	1.93%	1.82%	1.77%
Net investment income (loss)	(.14)%A	(.07)%	(.76)%H	(.25)%I	(.64)%J	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 11	$ 13	$ 16	$ 30	$ 40
Portfolio turnover rateG	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.52	$ 25.06	$ 20.64	$ 21.13	$ 17.29	$ 10.91
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.17) H	(.05) I	(.12) J	(.05)
Net realized and unrealized gain (loss)	1.65	7.47	4.59	(.44)	3.97	6.43
Total from investment operations	1.64	7.46	4.42	(.49)	3.85	6.38
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	(.02)	-	-	-	(.01)	-
Net asset value, end of period	$ 34.14	$ 32.52	$ 25.06	$ 20.64	$ 21.13	$ 17.29
Total ReturnB, C, D	5.04%	29.77%	21.41%	(2.32)%	22.25%	58.48%
Ratios to Average Net Assets F, K
Expenses before reductions	1.71%A	1.78%	1.95%	1.92%	1.83%	1.78%
Expenses net of fee waivers, if any	1.71%A	1.78%	1.95%	1.92%	1.83%	1.78%
Expenses net of all reductions	1.71%A	1.77%	1.95%	1.92%	1.82%	1.77%
Net investment income (loss)	(.07)%A	(.02)%	(.75)%H	(.24)%I	(.63)%J	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$ 54	$ 54	$ 43	$ 40	$ 49	$ 43
Portfolio turnover rateG	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 30.89	$ 25.37	$ 25.80	$ 20.89	$ 13.21
Income from Investment Operations
Net investment income (loss) D	.20	.37	.09G	.22H	.09I	.11
Net realized and unrealized gain (loss)	2.04	9.20	5.62	(.54)	4.83	7.73
Total from investment operations	2.24	9.57	5.71	(.32)	4.92	7.84
Distributions from net investment income	(.33)	(.18)	(.19)	(.10)J	-	(.16)
Distributions from net realized gain	-	-	-	(.01)J	(.01)	-
Total distributions	(.33)	(.18)	(.19)	(.11)	(.01)	(.16)
Net asset value, end of period	$ 42.19	$ 40.28	$ 30.89	$ 25.37	$ 25.80	$ 20.89
Total ReturnB, C	5.62%	31.14%	22.69%	(1.29)%	23.54%	60.05%
Ratios to Average Net Assets E, K
Expenses before reductions	.67%A	.73%	.89%	.88%	.81%	.78%
Expenses net of fee waivers, if any	.67%A	.73%	.89%	.88%	.81%	.78%
Expenses net of all reductions	.67%A	.72%	.89%	.88%	.80%	.77%
Net investment income (loss)	.97%A	1.03%	.31%G	.80%H	.39%I	.64%
Supplemental Data
Net assets, end of period (in millions)	$ 735	$ 681	$ 396	$ 284	$ 360	$ 237
Portfolio turnover rateF	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 30.89	$ 25.38	$ 25.82	$ 20.86	$ 13.23
Income from Investment Operations
Net investment income (loss) D	.23	.43	.14G	.28H	.15I	.16
Net realized and unrealized gain (loss)	2.04	9.18	5.61	(.55)	4.82	7.70
Total from investment operations	2.27	9.61	5.75	(.27)	4.97	7.86
Distributions from net investment income	(.38)	(.22)	(.24)	(.16)J	-	(.23)
Distributions from net realized gain	-	-	-	(.01)J	(.01)	-
Total distributions	(.38)	(.22)	(.24)	(.17)	(.01)	(.23)
Net asset value, end of period	$ 42.17	$ 40.28	$ 30.89	$ 25.38	$ 25.82	$ 20.86
Total ReturnB, C	5.71%	31.34%	22.93%	(1.11)%	23.81%	60.52%
Ratios to Average Net Assets E, K
Expenses before reductions	.52%A	.58%	.71%	.68%	.58%	.51%
Expenses net of fee waivers, if any	.52%A	.58%	.71%	.68%	.58%	.51%
Expenses net of all reductions	.51%A	.57%	.71%	.68%	.56%	.49%
Net investment income (loss)	1.12%A	1.18%	.50%G	1.00%H	.62%I	.91%
Supplemental Data
Net assets, end of period (in millions)	$ 111	$ 119	$ 70	$ 47	$ 47	$ 27
Portfolio turnover rateF	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 38.46	$ 29.51	$ 24.26	$ 24.69	$ 19.97	$ 12.67
Income from Investment Operations
Net investment income (loss) D	.18	.34	.08G	.22H	.10I	.11
Net realized and unrealized gain (loss)	1.95	8.79	5.37	(.53)	4.63	7.38
Total from investment operations	2.13	9.13	5.45	(.31)	4.73	7.49
Distributions from net investment income	(.32)	(.18)	(.20)	(.11)J	-	(.19)
Distributions from net realized gain	-	-	-	(.01)J	(.01)	-
Total distributions	(.32)	(.18)	(.20)	(.12)	(.01)	(.19)
Net asset value, end of period	$ 40.27	$ 38.46	$ 29.51	$ 24.26	$ 24.69	$ 19.97
Total ReturnB, C	5.60%	31.11%	22.67%	(1.30)%	23.67%	60.08%
Ratios to Average Net Assets E, K
Expenses before reductions	.70%A	.76%	.90%	.86%	.74%	.70%
Expenses net of fee waivers, if any	.70%A	.76%	.90%	.86%	.74%	.70%
Expenses net of all reductions	.70%A	.75%	.90%	.86%	.73%	.69%
Net investment income (loss)	.94%A	1.00%	.31%G	.82%H	.46%I	.71%
Supplemental Data
Net assets, end of period (in millions)	$ 77	$ 74	$ 66	$ 52	$ 53	$ 48
Portfolio turnover rateF	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 530,276
Gross unrealized depreciation	(18,870)
Net unrealized appreciation (depreciation) on securities and other investments	$ 511,406

Tax cost	$ 1,099,153

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (70,991)
2017	(187,132)
Total capital loss carryforward	$ (258,123)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,414 and $114,362, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies as compared to its benchmark index, the Russell Midcap® Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 301	$ 5
Class T	.25%	.25%	826	11
Class B	.75%	.25%	52	39
Class C	.75%	.25%	266	17
			$ 1,445	$ 72

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	4
Class B*	1
Class C*	1
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 282.23
Class T	310.19
Class B	16.30
Class C	63.24
Fidelity Value Strategies Fund	703.20
Fidelity Value Strategies Fund Class K	26.04
Institutional Class	84.23
	$ 1,484

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income

Semiannual Report

7. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $128, including ninety-three dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 1,567	$ 555
Class T	1,415	167
Class C	32	-
Fidelity Value Strategies Fund	5,578	2,356
Fidelity Value Strategies Fund Class K	1,131	520
Institutional Class	608	395
Total	$ 10,331	$ 3,993

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	286	725	$ 10,432	$ 22,684
Reinvestment of distributions	41	18	1,447	513
Shares redeemed	(621)	(1,340)	(22,607)	(42,216)
Net increase (decrease)	(294)	(597)	$ (10,728)	$ (19,019)
Class T
Shares sold	256	862	$ 9,680	$ 28,085
Reinvestment of distributions	35	5	1,293	152
Shares redeemed	(829)	(1,767)	(31,364)	(57,990)
Net increase (decrease)	(538)	(900)	$ (20,391)	$ (29,753)
Class B
Shares sold	1	4	$ 15	$ 123
Shares redeemed	(82)	(161)	(2,729)	(4,616)
Net increase (decrease)	(81)	(157)	$ (2,714)	$ (4,493)
Class C
Shares sold	65	317	$ 2,159	$ 8,968
Reinvestment of distributions	1	-	29	-
Shares redeemed	(149)	(382)	(4,927)	(11,135)
Net increase (decrease)	(83)	(65)	$ (2,739)	$ (2,167)
Fidelity Value Strategies Fund
Shares sold	5,271	11,897	$ 214,648	$ 405,389
Reinvestment of distributions	127	73	4,998	2,266
Shares redeemed	(4,898)	(7,881)	(199,283)	(279,142)
Net increase (decrease)	500	4,089	$ 20,363	$ 128,513
Fidelity Value Strategies Fund Class K
Shares sold	419	3,420	$ 17,074	$ 116,082
Reinvestment of distributions	29	17	1,131	520
Shares redeemed	(771)	(2,727)	(31,507)	(102,509)
Net increase (decrease)	(323)	710	$ (13,302)	$ 14,093
Institutional Class
Shares sold	208	776	$ 8,101	$ 26,302
Reinvestment of distributions	14	11	523	327
Shares redeemed	(232)	(1,082)	(8,986)	(35,829)
Net increase (decrease)	(10)	(295)	$ (362)	$ (9,200)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SOI-USAN-0714
1.786807.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value Strategies

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.96%
Actual		$ 1,000.00	$ 1,054.40	$ 4.92
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.16%
Actual		$ 1,000.00	$ 1,053.30	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.15	$ 5.84
Class B	1.78%
Actual		$ 1,000.00	$ 1,050.20	$ 9.10
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Class C	1.71%
Actual		$ 1,000.00	$ 1,050.40	$ 8.74
HypotheticalA		$ 1,000.00	$ 1,016.40	$ 8.60
Fidelity Value Strategies Fund	.67%
Actual		$ 1,000.00	$ 1,056.20	$ 3.43
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38
Fidelity Value Strategies Fund Class K	.52%
Actual		$ 1,000.00	$ 1,057.10	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.34	$ 2.62
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,056.00	$ 3.59
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	6.7	5.8
Sanofi SA sponsored ADR	3.7	3.8
Apple, Inc.	3.3	3.0
Bank of America Corp.	3.3	3.5
Delphi Automotive PLC	3.2	2.8
Symantec Corp.	3.0	3.1
General Motors Co.	2.9	3.7
U.S. Bancorp	2.3	2.2
Alliant Techsystems, Inc.	2.3	2.2
AFLAC, Inc.	2.2	2.4
	32.9
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.0	23.9
Health Care	15.0	14.3
Financials	12.4	11.4
Information Technology	12.0	12.4
Materials	9.4	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks 91.2%		Stocks 93.9%
	Bonds 0.3%		Bonds 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 8.5%		Short-Term Investments and Net Other Assets (Liabilities) 5.7%
* Foreign investments	18.4%	** Foreign investments	17.0%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.0%
Auto Components - 4.4%
Delphi Automotive PLC	719,777	$ 49,708
Tenneco, Inc. (a)	164,524	10,488
TRW Automotive Holdings Corp. (a)	91,400	7,757
		67,953
Automobiles - 3.5%
Bayerische Motoren Werke AG (BMW)	36,387	4,568
General Motors Co.	1,284,836	44,430
Volkswagen AG	18,856	4,967
		53,965
Diversified Consumer Services - 0.9%
Service Corp. International	729,650	14,608
Hotels, Restaurants & Leisure - 1.7%
Cedar Fair LP (depositary unit)	227,420	11,833
Wyndham Worldwide Corp.	199,867	14,776
		26,609
Household Durables - 3.4%
Lennar Corp. Class A (d)	424,700	17,370
PulteGroup, Inc.	744,504	14,562
Ryland Group, Inc.	151,400	5,708
Standard Pacific Corp. (a)	1,866,450	14,988
		52,628
Leisure Products - 0.9%
Hasbro, Inc.	266,797	14,327
Media - 1.0%
Omnicom Group, Inc.	120,112	8,546
Regal Entertainment Group Class A (d)	363,100	7,084
		15,630
Specialty Retail - 3.2%
Asbury Automotive Group, Inc. (a)	343,641	22,213
GameStop Corp. Class A (d)	751,713	28,452
		50,665
TOTAL CONSUMER DISCRETIONARY		296,385
CONSUMER STAPLES - 5.3%
Beverages - 1.6%
Cott Corp. (d)	3,511,564	24,743
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	237,100	$ 18,570
Food Products - 1.8%
Bunge Ltd.	102,214	7,943
Calavo Growers, Inc.	232,028	7,256
SunOpta, Inc. (a)	984,885	13,247
		28,446
Household Products - 0.7%
Procter & Gamble Co.	142,100	11,480
TOTAL CONSUMER STAPLES		83,239
ENERGY - 4.9%
Energy Equipment & Services - 0.8%
Halliburton Co.	183,600	11,868
Oil, Gas & Consumable Fuels - 4.1%
Denbury Resources, Inc. (d)	1,516,780	25,618
EP Energy Corp.	274,600	5,508
HollyFrontier Corp.	153,000	7,535
The Williams Companies, Inc.	154,500	7,255
Valero Energy Corp.	327,300	18,345
		64,261
TOTAL ENERGY		76,129
FINANCIALS - 12.4%
Banks - 8.5%
Bank of America Corp.	3,355,213	50,798
CIT Group, Inc.	157,349	6,999
Citigroup, Inc.	227,323	10,814
Regions Financial Corp.	778,163	7,929
U.S. Bancorp	862,484	36,388
Wells Fargo & Co.	377,370	19,163
		132,091
Capital Markets - 0.5%
The Blackstone Group LP	267,400	8,311
Insurance - 3.4%
AFLAC, Inc.	549,986	33,676
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	201,698	$ 10,906
Unum Group	235,260	7,978
		52,560
TOTAL FINANCIALS		192,962
HEALTH CARE - 15.0%
Health Care Equipment & Supplies - 5.1%
Alere, Inc. (a)	172,283	6,163
Boston Scientific Corp. (a)	1,785,400	22,907
C.R. Bard, Inc.	75,400	11,152
St. Jude Medical, Inc.	463,300	30,068
Zimmer Holdings, Inc.	87,600	9,141
		79,431
Health Care Providers & Services - 2.3%
DaVita HealthCare Partners, Inc. (a)	158,496	11,188
Universal Health Services, Inc. Class B	278,914	24,982
		36,170
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	180,700	10,289
PerkinElmer, Inc.	207,500	9,331
		19,620
Pharmaceuticals - 6.4%
Johnson & Johnson	187,800	19,054
Merck & Co., Inc.	390,800	22,612
Sanofi SA sponsored ADR	1,088,444	58,014
		99,680
TOTAL HEALTH CARE		234,901
INDUSTRIALS - 7.3%
Aerospace & Defense - 5.3%
Alliant Techsystems, Inc.	278,850	35,216
Esterline Technologies Corp. (a)	180,022	20,063
Honeywell International, Inc.	139,500	12,994
Textron, Inc.	223,717	8,774
United Technologies Corp.	47,400	5,509
		82,556
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.7%
Allegion PLC	69,366	$ 3,634
Armstrong World Industries, Inc. (a)	143,230	7,601
		11,235
Machinery - 1.0%
Blount International, Inc. (a)	292,004	3,557
Ingersoll-Rand PLC	208,100	12,449
		16,006
Trading Companies & Distributors - 0.3%
Aircastle Ltd.	290,150	4,869
TOTAL INDUSTRIALS		114,666
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 0.3%
Cisco Systems, Inc.	204,600	5,037
IT Services - 0.6%
Fidelity National Information Services, Inc.	165,730	8,974
Semiconductors & Semiconductor Equipment - 3.7%
MagnaChip Semiconductor Corp. (a)	978,700	12,155
Micron Technology, Inc. (a)	911,183	26,051
ON Semiconductor Corp. (a)	855,870	7,438
Spansion, Inc. Class A (a)	613,543	11,688
		57,332
Software - 4.1%
Microsoft Corp.	429,324	17,577
Symantec Corp.	2,116,671	46,546
		64,123
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	80,880	51,197
TOTAL INFORMATION TECHNOLOGY		186,663
MATERIALS - 9.4%
Chemicals - 9.0%
Ashland, Inc.	83,100	8,559
Axiall Corp.	81,626	3,772
LyondellBasell Industries NV Class A	1,055,392	105,085
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	77,296	$ 15,584
W.R. Grace & Co. (a)	83,628	7,700
		140,700
Metals & Mining - 0.4%
Carpenter Technology Corp.	86,796	5,424
TOTAL MATERIALS		146,124
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Level 3 Communications, Inc. (a)	558,139	24,363
UTILITIES - 4.3%
Electric Utilities - 0.4%
NextEra Energy, Inc.	67,700	6,591
Independent Power Producers & Energy Traders - 2.8%
Calpine Corp. (a)	822,963	19,191
The AES Corp.	1,687,800	23,798
		42,989
Multi-Utilities - 1.1%
Sempra Energy	179,639	18,027
TOTAL UTILITIES		67,607
TOTAL COMMON STOCKS (Cost $907,858)		1,423,039
Nonconvertible Bonds - 0.3%
Principal Amount (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Alpha Natural Resources, Inc. 6.25% 6/1/21 (Cost $6,457)	$ 7,670	5,254
Money Market Funds - 11.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	134,670,042	$ 134,670
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	47,596,174	47,596
TOTAL MONEY MARKET FUNDS (Cost $182,266)		182,266
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,096,581)		1,610,559
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(50,575)
NET ASSETS - 100%		$ 1,559,984
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 61
Fidelity Securities Lending Cash Central Fund	128
Total	$ 189
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
The Bon-Ton Stores, Inc.	$ 34,067	$ -	$ 18,895	$ 96	$ -
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 296,385	$ 296,385	$ -	$ -
Consumer Staples	83,239	83,239	-	-
Energy	76,129	76,129	-	-
Financials	192,962	192,962	-	-
Health Care	234,901	234,901	-	-
Industrials	114,666	114,666	-	-
Information Technology	186,663	186,663	-	-
Materials	146,124	146,124	-	-
Telecommunication Services	24,363	24,363	-	-
Utilities	67,607	67,607	-	-
Corporate Bonds	5,254	-	5,254	-
Money Market Funds	182,266	182,266	-	-
Total Investments in Securities:	$ 1,610,559	$ 1,605,305	$ 5,254	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.6%
Netherlands	6.7%
France	3.7%
Bailiwick of Jersey	3.2%
Canada	2.4%
Ireland	1.0%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,094) - See accompanying schedule: Unaffiliated issuers (cost $914,315)	$ 1,428,293
Fidelity Central Funds (cost $182,266)	182,266
Total Investments (cost $1,096,581)		$ 1,610,559
Receivable for fund shares sold		1,284
Dividends receivable		3,140
Interest receivable		292
Distributions receivable from Fidelity Central Funds		95
Prepaid expenses		1
Other receivables		9
Total assets		1,615,380

Liabilities
Payable for investments purchased	$ 4,842
Payable for fund shares redeemed	1,891
Accrued management fee	505
Distribution and service plan fees payable	239
Other affiliated payables	292
Other payables and accrued expenses	31
Collateral on securities loaned, at value	47,596
Total liabilities		55,396

Net Assets		$ 1,559,984
Net Assets consist of:
Paid in capital		$ 1,286,257
Undistributed net investment income		5,603
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(245,855)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		513,979
Net Assets		$ 1,559,984

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($243,131.13 ÷ 6,443.134 shares)	$ 37.73

Maximum offering price per share (100/94.25 of $37.73)	$ 40.03
Class T: Net Asset Value and redemption price per share ($330,855.88 ÷ 8,461.266 shares)	$ 39.10

Maximum offering price per share (100/96.50 of $39.10)	$ 40.52
Class B: Net Asset Value and offering price per share ($9,087.63 ÷ 263.298 shares)A	$ 34.51

Class C: Net Asset Value and offering price per share ($53,786.57 ÷ 1,575.346 shares)A	$ 34.14

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($734,547.43 ÷ 17,411.178 shares)	$ 42.19

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($111,429.42 ÷ 2,642.606 shares)	$ 42.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($77,145.66 ÷ 1,915.588 shares)	$ 40.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends (including $96 earned from other affiliated issuers)		$ 11,944
Interest		300
Income from Fidelity Central Funds		189
Total income		12,433

Expenses
Management fee Basic fee	$ 4,177
Performance adjustment	(1,000)
Transfer agent fees	1,484
Distribution and service plan fees	1,445
Accounting and security lending fees	242
Custodian fees and expenses	8
Independent trustees' compensation	3
Registration fees	105
Audit	37
Legal	3
Miscellaneous	6
Total expenses before reductions	6,510
Expense reductions	(22)	6,488
Net investment income (loss)		5,945
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,094
Other affiliated issuers	(6,098)
Foreign currency transactions	(1)
Total net realized gain (loss)		13,995
Change in net unrealized appreciation (depreciation) on: Investment securities	62,169
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		62,170
Net gain (loss)		76,165
Net increase (decrease) in net assets resulting from operations		$ 82,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,945	$ 11,916
Net realized gain (loss)	13,995	66,011
Change in net unrealized appreciation (depreciation)	62,170	293,442
Net increase (decrease) in net assets resulting from operations	82,110	371,369
Distributions to shareholders from net investment income	(10,331)	(3,993)
Share transactions - net increase (decrease)	(29,873)	77,974
Total increase (decrease) in net assets	41,906	445,350

Net Assets
Beginning of period	1,518,078	1,072,728
End of period (including undistributed net investment income of $5,603 and undistributed net investment income of $9,989, respectively)	$ 1,559,984	$ 1,518,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 36.02	$ 27.62	$ 22.71	$ 23.11	$ 18.77	$ 11.87
Income from Investment Operations
Net investment income (loss) E	.12	.23	-H	.13I	.03J	.06
Net realized and unrealized gain (loss)	1.82	8.25	5.03	(.49)	4.32	6.96
Total from investment operations	1.94	8.48	5.03	(.36)	4.35	7.02
Distributions from net investment income	(.23)	(.08)	(.12)	(.03)K	-	(.12)
Distributions from net realized gain	-	-	-	(.01)K	(.01)	-
Total distributions	(.23)	(.08)	(.12)	(.04)	(.01)	(.12)
Net asset value, end of period	$ 37.73	$ 36.02	$ 27.62	$ 22.71	$ 23.11	$ 18.77
Total ReturnB, C, D	5.44%	30.77%	22.29%	(1.57)%	23.16%	59.70%
Ratios to Average Net Assets F, L
Expenses before reductions	.96%A	1.04%	1.21%	1.18%	1.08%	1.03%
Expenses net of fee waivers, if any	.96%A	1.04%	1.21%	1.18%	1.08%	1.03%
Expenses net of all reductions	.95%A	1.03%	1.21%	1.17%	1.07%	1.02%
Net investment income (loss)	.69%A	.73%	-%H	.51%I	.12%J	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 243	$ 243	$ 203	$ 190	$ 221	$ 206
Portfolio turnover rateG	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 37.28	$ 28.58	$ 23.48	$ 23.90	$ 19.44	$ 12.25
Income from Investment Operations
Net investment income (loss) E	.09	.18	(.05) H	.08I	(.01) J	.03
Net realized and unrealized gain (loss)	1.89	8.54	5.22	(.50)	4.48	7.21
Total from investment operations	1.98	8.72	5.17	(.42)	4.47	7.24
Distributions from net investment income	(.16)	(.02)	(.07)	-	-	(.05)
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	(.16)	(.02)	(.07)	-	(.01)	(.05)
Net asset value, end of period	$ 39.10	$ 37.28	$ 28.58	$ 23.48	$ 23.90	$ 19.44
Total ReturnB, C, D	5.33%	30.52%	22.08%	(1.76)%	22.98%	59.40%
Ratios to Average Net Assets F, K
Expenses before reductions	1.16%A	1.23%	1.38%	1.35%	1.26%	1.24%
Expenses net of fee waivers, if any	1.16%A	1.23%	1.38%	1.35%	1.26%	1.24%
Expenses net of all reductions	1.16%A	1.22%	1.38%	1.35%	1.25%	1.22%
Net investment income (loss)	.48%A	.54%	(.17)%H	.33%I	(.06)%J	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 331	$ 335	$ 283	$ 274	$ 344	$ 339
Portfolio turnover rateG	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.86	$ 25.34	$ 20.87	$ 21.37	$ 17.48	$ 11.03
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.18)H	(.06)I	(.13) J	(.05)
Net realized and unrealized gain (loss)	1.67	7.54	4.65	(.44)	4.03	6.50
Total from investment operations	1.65	7.52	4.47	(.50)	3.90	6.45
Distributions from net realized gain	-	-	-	-	(.01)	-
Net asset value, end of period	$ 34.51	$ 32.86	$ 25.34	$ 20.87	$ 21.37	$ 17.48
Total ReturnB, C, D	5.02%	29.68%	21.42%	(2.34)%	22.29%	58.48%
Ratios to Average Net Assets F, K
Expenses before reductions	1.78%A	1.83%	1.97%	1.93%	1.83%	1.78%
Expenses net of fee waivers, if any	1.78%A	1.83%	1.97%	1.93%	1.83%	1.78%
Expenses net of all reductions	1.77%A	1.82%	1.97%	1.93%	1.82%	1.77%
Net investment income (loss)	(.14)%A	(.07)%	(.76)%H	(.25)%I	(.64)%J	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 11	$ 13	$ 16	$ 30	$ 40
Portfolio turnover rateG	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.52	$ 25.06	$ 20.64	$ 21.13	$ 17.29	$ 10.91
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.17) H	(.05) I	(.12) J	(.05)
Net realized and unrealized gain (loss)	1.65	7.47	4.59	(.44)	3.97	6.43
Total from investment operations	1.64	7.46	4.42	(.49)	3.85	6.38
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	(.02)	-	-	-	(.01)	-
Net asset value, end of period	$ 34.14	$ 32.52	$ 25.06	$ 20.64	$ 21.13	$ 17.29
Total ReturnB, C, D	5.04%	29.77%	21.41%	(2.32)%	22.25%	58.48%
Ratios to Average Net Assets F, K
Expenses before reductions	1.71%A	1.78%	1.95%	1.92%	1.83%	1.78%
Expenses net of fee waivers, if any	1.71%A	1.78%	1.95%	1.92%	1.83%	1.78%
Expenses net of all reductions	1.71%A	1.77%	1.95%	1.92%	1.82%	1.77%
Net investment income (loss)	(.07)%A	(.02)%	(.75)%H	(.24)%I	(.63)%J	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$ 54	$ 54	$ 43	$ 40	$ 49	$ 43
Portfolio turnover rateG	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 30.89	$ 25.37	$ 25.80	$ 20.89	$ 13.21
Income from Investment Operations
Net investment income (loss) D	.20	.37	.09G	.22H	.09I	.11
Net realized and unrealized gain (loss)	2.04	9.20	5.62	(.54)	4.83	7.73
Total from investment operations	2.24	9.57	5.71	(.32)	4.92	7.84
Distributions from net investment income	(.33)	(.18)	(.19)	(.10)J	-	(.16)
Distributions from net realized gain	-	-	-	(.01)J	(.01)	-
Total distributions	(.33)	(.18)	(.19)	(.11)	(.01)	(.16)
Net asset value, end of period	$ 42.19	$ 40.28	$ 30.89	$ 25.37	$ 25.80	$ 20.89
Total ReturnB, C	5.62%	31.14%	22.69%	(1.29)%	23.54%	60.05%
Ratios to Average Net Assets E, K
Expenses before reductions	.67%A	.73%	.89%	.88%	.81%	.78%
Expenses net of fee waivers, if any	.67%A	.73%	.89%	.88%	.81%	.78%
Expenses net of all reductions	.67%A	.72%	.89%	.88%	.80%	.77%
Net investment income (loss)	.97%A	1.03%	.31%G	.80%H	.39%I	.64%
Supplemental Data
Net assets, end of period (in millions)	$ 735	$ 681	$ 396	$ 284	$ 360	$ 237
Portfolio turnover rateF	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 30.89	$ 25.38	$ 25.82	$ 20.86	$ 13.23
Income from Investment Operations
Net investment income (loss) D	.23	.43	.14G	.28H	.15I	.16
Net realized and unrealized gain (loss)	2.04	9.18	5.61	(.55)	4.82	7.70
Total from investment operations	2.27	9.61	5.75	(.27)	4.97	7.86
Distributions from net investment income	(.38)	(.22)	(.24)	(.16)J	-	(.23)
Distributions from net realized gain	-	-	-	(.01)J	(.01)	-
Total distributions	(.38)	(.22)	(.24)	(.17)	(.01)	(.23)
Net asset value, end of period	$ 42.17	$ 40.28	$ 30.89	$ 25.38	$ 25.82	$ 20.86
Total ReturnB, C	5.71%	31.34%	22.93%	(1.11)%	23.81%	60.52%
Ratios to Average Net Assets E, K
Expenses before reductions	.52%A	.58%	.71%	.68%	.58%	.51%
Expenses net of fee waivers, if any	.52%A	.58%	.71%	.68%	.58%	.51%
Expenses net of all reductions	.51%A	.57%	.71%	.68%	.56%	.49%
Net investment income (loss)	1.12%A	1.18%	.50%G	1.00%H	.62%I	.91%
Supplemental Data
Net assets, end of period (in millions)	$ 111	$ 119	$ 70	$ 47	$ 47	$ 27
Portfolio turnover rateF	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 38.46	$ 29.51	$ 24.26	$ 24.69	$ 19.97	$ 12.67
Income from Investment Operations
Net investment income (loss) D	.18	.34	.08G	.22H	.10I	.11
Net realized and unrealized gain (loss)	1.95	8.79	5.37	(.53)	4.63	7.38
Total from investment operations	2.13	9.13	5.45	(.31)	4.73	7.49
Distributions from net investment income	(.32)	(.18)	(.20)	(.11)J	-	(.19)
Distributions from net realized gain	-	-	-	(.01)J	(.01)	-
Total distributions	(.32)	(.18)	(.20)	(.12)	(.01)	(.19)
Net asset value, end of period	$ 40.27	$ 38.46	$ 29.51	$ 24.26	$ 24.69	$ 19.97
Total ReturnB, C	5.60%	31.11%	22.67%	(1.30)%	23.67%	60.08%
Ratios to Average Net Assets E, K
Expenses before reductions	.70%A	.76%	.90%	.86%	.74%	.70%
Expenses net of fee waivers, if any	.70%A	.76%	.90%	.86%	.74%	.70%
Expenses net of all reductions	.70%A	.75%	.90%	.86%	.73%	.69%
Net investment income (loss)	.94%A	1.00%	.31%G	.82%H	.46%I	.71%
Supplemental Data
Net assets, end of period (in millions)	$ 77	$ 74	$ 66	$ 52	$ 53	$ 48
Portfolio turnover rateF	5%A	22%	23%	34%	99%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 530,276
Gross unrealized depreciation	(18,870)
Net unrealized appreciation (depreciation) on securities and other investments	$ 511,406

Tax cost	$ 1,099,153

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (70,991)
2017	(187,132)
Total capital loss carryforward	$ (258,123)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,414 and $114,362, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies as compared to its benchmark index, the Russell Midcap® Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 301	$ 5
Class T	.25%	.25%	826	11
Class B	.75%	.25%	52	39
Class C	.75%	.25%	266	17
			$ 1,445	$ 72

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5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	4
Class B*	1
Class C*	1
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 282.23
Class T	310.19
Class B	16.30
Class C	63.24
Fidelity Value Strategies Fund	703.20
Fidelity Value Strategies Fund Class K	26.04
Institutional Class	84.23
	$ 1,484

* Annualized

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income

Semiannual Report

7. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $128, including ninety-three dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 1,567	$ 555
Class T	1,415	167
Class C	32	-
Fidelity Value Strategies Fund	5,578	2,356
Fidelity Value Strategies Fund Class K	1,131	520
Institutional Class	608	395
Total	$ 10,331	$ 3,993

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	286	725	$ 10,432	$ 22,684
Reinvestment of distributions	41	18	1,447	513
Shares redeemed	(621)	(1,340)	(22,607)	(42,216)
Net increase (decrease)	(294)	(597)	$ (10,728)	$ (19,019)
Class T
Shares sold	256	862	$ 9,680	$ 28,085
Reinvestment of distributions	35	5	1,293	152
Shares redeemed	(829)	(1,767)	(31,364)	(57,990)
Net increase (decrease)	(538)	(900)	$ (20,391)	$ (29,753)
Class B
Shares sold	1	4	$ 15	$ 123
Shares redeemed	(82)	(161)	(2,729)	(4,616)
Net increase (decrease)	(81)	(157)	$ (2,714)	$ (4,493)
Class C
Shares sold	65	317	$ 2,159	$ 8,968
Reinvestment of distributions	1	-	29	-
Shares redeemed	(149)	(382)	(4,927)	(11,135)
Net increase (decrease)	(83)	(65)	$ (2,739)	$ (2,167)
Fidelity Value Strategies Fund
Shares sold	5,271	11,897	$ 214,648	$ 405,389
Reinvestment of distributions	127	73	4,998	2,266
Shares redeemed	(4,898)	(7,881)	(199,283)	(279,142)
Net increase (decrease)	500	4,089	$ 20,363	$ 128,513
Fidelity Value Strategies Fund Class K
Shares sold	419	3,420	$ 17,074	$ 116,082
Reinvestment of distributions	29	17	1,131	520
Shares redeemed	(771)	(2,727)	(31,507)	(102,509)
Net increase (decrease)	(323)	710	$ (13,302)	$ 14,093
Institutional Class
Shares sold	208	776	$ 8,101	$ 26,302
Reinvestment of distributions	14	11	523	327
Shares redeemed	(232)	(1,082)	(8,986)	(35,829)
Net increase (decrease)	(10)	(295)	$ (362)	$ (9,200)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

SO-USAN-0714
1.786805.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2014